UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust

(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: May 1, 2025 through October 31, 2025

Item 1. Reports to Stockholders.

(a)

Pacer Aristotle Pacific Floating Rate High Income ETF
FLRT (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Aristotle Pacific Floating Rate High Income ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Aristotle Pacific Floating Rate High Income ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$567,415,676
Number of Holdings	225
Net Advisory Fee	$1,601,468
Portfolio Turnover	17%
Average Credit Quality	AAA
Effective Duration	2 yrs
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Magnetite CLO Ltd.	4.1%
Elmwood CLO Ltd.	3.5%
Neuberger Berman CLO Ltd.	3.4%
Benefit Street Partners CLO Ltd.	2.0%
OHA Credit Funding	2.0%
Rad CLO	1.3%
UKG, Inc.	1.3%
SPX FLOW, Inc.	1.3%
Mount Vernon Liquid Assets Portfolio, LLC	1.2%
Apple Bidco LLC	1.2%

Top Sectors	(%)
Asset Backed Securities	31.8%
Industrials	20.0%
Consumer Discretionary	16.8%
Information Technology	9.0%
Materials	5.4%
Financials	5.2%
Energy	2.8%
Health Care	2.4%
Consumer Staples	1.6%
Cash & Other	5.0%
*	Percentages are stated as a percent of net assets.
Effective 8/29/2025, the Fund changed its name from Pacer Pacific Asset Floating Rate High Income ETF to Pacer Aristotle Pacific Floating Rate High Income ETF. No changes were made to the Fund’s investment objectives, principal investment strategies, or principal risks as a result of this name change.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Aristotle Pacific Floating Rate High Income ETF	PAGE 1	TSR-SAR-69374H428

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Aristotle Pacific Floating Rate High Income ETF	PAGE 2	TSR-SAR-69374H428

Pacer Cash Cows Fund of Funds ETF
HERD (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Cash Cows Fund of Funds ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Cash Cows Fund of Funds ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$87,841,648
Number of Holdings	6
Net Advisory Fee	$65,389
Portfolio Turnover	2%
30-Day SEC Yield	1.70%
30-Day SEC Yield Unsubsidized	1.70%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Affiliated Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top Holdings	(%)
Pacer Developed Markets International Cash Cows 100 ETF	20.7%
Pacer Global Cash Cows Dividend ETF	20.0%
Pacer US Cash Cows 100 ETF	20.0%
Pacer US Cash Cows Growth ETF	19.8%
Pacer US Small Cap Cash Cows ETF	19.5%
Mount Vernon Liquid Assets Portfolio, LLC	16.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Cash Cows Fund of Funds ETF	PAGE 1	TSR-SAR-69374H659

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
SZNE (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,993,863
Number of Holdings	225
Net Advisory Fee	$51,184
Portfolio Turnover	207%
30-Day SEC Yield	1.66%
30-Day SEC Yield Unsubsidized	1.66%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	22.1%
Albemarle Corp.	1.2%
Steel Dynamics, Inc.	1.1%
Newmont Goldcorp Corp.	1.0%
DuPont de Nemours, Inc.	1.0%
Avery Dennison Corp.	1.0%
Nucor Corp.	1.0%
Dow, Inc.	1.0%
Martin Marietta Materials, Inc.	1.0%
Vulcan Materials Co.	0.9%

Top Sectors	(%)
Information Technology	25.2%
Industrials	25.1%
Consumer Discretionary	24.8%
Materials	24.3%
Cash & Other	0.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	PAGE 1	TSR-SAR-69374H691

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	PAGE 2	TSR-SAR-69374H691

Pacer Data & Infrastructure Real Estate ETF
SRVR (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Data & Infrastructure Real Estate ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Data & Infrastructure Real Estate ETF	$27	0.53%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$424,818,131
Number of Holdings	22
Net Advisory Fee	$1,173,050
Portfolio Turnover	12%
30-Day SEC Yield	2.56%
30-Day SEC Yield Unsubsidized	2.56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Equinix, Inc.	16.3%
Digital Realty Trust, Inc.	14.9%
American Tower Corp.	13.9%
Mount Vernon Liquid Assets Portfolio, LLC	6.8%
Iron Mountain, Inc.	4.9%
Keppel DC REIT	4.8%
China Tower Corp. Ltd.	4.5%
SBA Communications Corp.	4.4%
Crown Castle, Inc.	4.3%
GDS Holdings Ltd.	4.3%

Top Sectors	(%)
Real Estate	63.5%
Communication Services	23.4%
Information Technology	10.5%
Financials	2.5%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 29, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Data & Infrastructure Real Estate ETF	PAGE 1	TSR-SAR-69374H741

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Data & Infrastructure Real Estate ETF	PAGE 2	TSR-SAR-69374H741

Pacer Data and Digital Revolution ETF
TRFK (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Data and Digital Revolution ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Data and Digital Revolution ETF	$34	0.52%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$317,179,170
Number of Holdings	84
Net Advisory Fee	$318,636
Portfolio Turnover	13%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.02%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Broadcom, Inc.	10.2%
NVIDIA Corp.	9.3%
Oracle Corp.	8.8%
Advanced Micro Devices, Inc.	6.5%
ARM Holdings PLC	4.5%
Cisco Systems, Inc.	4.5%
Intel Corp.	4.4%
Arista Networks, Inc.	4.3%
Mount Vernon Liquid Assets Portfolio, LLC	4.1%
Palo Alto Networks, Inc.	3.7%

Top Sectors	(%)
Information Technology	91.4%
Industrials	8.6%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 1, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Data and Digital Revolution ETF	PAGE 1	TSR-SAR-69374H386

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Data and Digital Revolution ETF	PAGE 2	TSR-SAR-69374H386

Pacer Developed Markets International Cash Cows 100 ETF
ICOW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Developed Markets International Cash Cows 100 ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Developed Markets International Cash Cows 100 ETF	$36	0.65%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,351,250,297
Number of Holdings	103
Net Advisory Fee	$3,906,099
Portfolio Turnover	36%
30-Day SEC Yield	2.83%
30-Day SEC Yield Unsubsidized	2.83%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
SK hynix, Inc.	4.2%
Samsung Electronics Co. Ltd.	3.0%
Kia Corp.	2.1%
Glencore PLC	2.1%
Vodafone Group PLC	2.1%
Mitsubishi Corp.	2.1%
Eni SpA	2.1%
BP PLC	2.1%
BHP Group Ltd.	2.0%
Daimler AG	1.9%

Top Sectors	(%)
Industrials	22.2%
Energy	20.1%
Consumer Discretionary	15.1%
Information Technology	13.1%
Communication Services	8.6%
Materials	8.6%
Consumer Staples	8.3%
Health Care	3.4%
Financials	0.1%
Cash & Other	0.5%

Top Countries	(%)
Japan	19.0%
United Kingdom	13.3%
South Korea	13.2%
France	10.7%
Germany	8.5%
Canada	6.7%
Australia	4.1%
Denmark	3.3%
Italy	3.2%
Cash & Other	18.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Developed Markets International Cash Cows 100 ETF	PAGE 1	TSR-SAR-69374H873

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Developed Markets International Cash Cows 100 ETF	PAGE 2	TSR-SAR-69374H873

Pacer Emerging Markets Cash Cows 100 ETF
ECOW (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Emerging Markets Cash Cows 100 ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Emerging Markets Cash Cows 100 ETF	$39	0.70%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$121,838,592
Number of Holdings	109
Net Advisory Fee	$358,883
Portfolio Turnover	46%
30-Day SEC Yield	3.87%
30-Day SEC Yield Unsubsidized	3.87%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
CMOC Group Ltd.	4.3%
China Hongqiao Group Ltd.	3.6%
Shanghai Electric Group Co. Ltd.	2.9%
Grupo Mexico SAB de CV	2.7%
Centrais Eletricas Brasileiras SA	2.3%
Yangzijiang Shipbuilding Holdings Ltd.	2.3%
Astra International Tbk PT	2.3%
China Coal Energy Co. Ltd.	2.3%
Dongfeng Motor Group Co. Ltd.	2.1%
Telekom Indonesia Persero Tbk PT	1.9%

Top Sectors	(%)
Industrials	22.0%
Materials	17.0%
Energy	14.3%
Communication Services	12.7%
Utilities	11.6%
Consumer Discretionary	8.5%
Information Technology	6.4%
Consumer Staples	5.1%
Health Care	2.1%
Cash & Other	0.3%

Top Countries	(%)
China	28.3%
Brazil	13.3%
Taiwan	10.8%
Thailand	7.5%
Indonesia	7.1%
Mexico	5.9%
Turkey	5.2%
South Africa	4.9%
United Arab Emirates	3.7%
Cash & Other	13.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Emerging Markets Cash Cows 100 ETF	PAGE 1	TSR-SAR-69374H865

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Emerging Markets Cash Cows 100 ETF	PAGE 2	TSR-SAR-69374H865

Pacer Global Cash Cows Dividend ETF
GCOW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Global Cash Cows Dividend ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Global Cash Cows Dividend ETF	$32	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,483,257,409
Number of Holdings	101
Net Advisory Fee	$7,198,745
Portfolio Turnover	42%
30-Day SEC Yield	4.06%
30-Day SEC Yield Unsubsidized	4.06%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Rio Tinto PLC	2.3%
Johnson & Johnson	2.3%
BP PLC	2.2%
AbbVie, Inc.	2.2%
BHP Group Ltd.	2.2%
Chevron Corp.	2.1%
PepsiCo, Inc.	2.1%
Daimler AG	2.1%
Shell PLC	2.1%
Exxon Mobil Corp.	2.1%

Top Sectors	(%)
Health Care	23.8%
Energy	19.4%
Consumer Staples	15.0%
Industrials	10.8%
Communication Services	9.6%
Materials	7.6%
Consumer Discretionary	7.1%
Utilities	5.1%
Information Technology	1.0%
Cash & Other	0.6%

Top Countries	(%)
United States	30.8%
United Kingdom	14.7%
France	10.9%
Japan	9.4%
Switzerland	6.6%
Hong Kong	4.8%
Australia	4.4%
Germany	3.2%
Italy	1.9%
Cash & Other	13.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Global Cash Cows Dividend ETF	PAGE 1	TSR-SAR-69374H709

Pacer Industrial Real Estate ETF
INDS (Principal U.S. Listing Exchange: NSYE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Industrial Real Estate ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Industrial Real Estate ETF	$28	0.53%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$116,600,241
Number of Holdings	30
Net Advisory Fee	$350,658
Portfolio Turnover	7%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	21.2%
Prologis, Inc.	16.1%
Public Storage	14.3%
Extra Space Storage, Inc.	13.6%
Segro PLC	5.0%
WP Carey, Inc.	4.3%
Rexford Industrial Realty, Inc.	4.3%
EastGroup Properties, Inc.	4.1%
CubeSmart	3.8%
First Industrial Realty Trust, Inc.	3.2%

Top Sectors	(%)
Real Estate	99.4%
Cash & Other	0.6%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 29, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Industrial Real Estate ETF	PAGE 1	TSR-SAR-69374H766

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Industrial Real Estate ETF	PAGE 2	TSR-SAR-69374H766

Pacer Industrials and Logistics ETF
SHPP (Principal U.S. Listing Exchange: NSYE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Industrials and Logistics ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Industrials and Logistics ETF	$32	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$577,579
Number of Holdings	102
Net Advisory Fee	$2,456
Portfolio Turnover	18%
30-Day SEC Yield	1.69%
30-Day SEC Yield Unsubsidized	1.69%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.4%
ABB Ltd.	10.9%
Union Pacific Corp.	9.7%
SAP SE	8.7%
United Parcel Service, Inc.	4.2%
CSX Corp.	4.0%
Canadian Pacific Kansas City Ltd.	4.0%
Norfolk Southern Corp.	3.8%
Canadian National Railway Co.	3.6%
FedEx Corp.	3.6%

Top Sectors	(%)
Industrials	84.6%
Information Technology	14.0%
Energy	0.8%
Cash & Other	0.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Industrials and Logistics ETF	PAGE 1	TSR-SAR-69374H378

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Industrials and Logistics ETF	PAGE 2	TSR-SAR-69374H378

Pacer Lunt Large Cap Alternator ETF
ALTL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Lunt Large Cap Alternator ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Lunt Large Cap Alternator ETF	$35	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$108,987,101
Number of Holdings	100
Net Advisory Fee	$349,491
Portfolio Turnover	147%
30-Day SEC Yield	0.39%
30-Day SEC Yield Unsubsidized	0.39%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Micron Technology, Inc.	2.5%
Intel Corp.	2.0%
Tesla Motors, Inc.	2.0%
Western Digital Corp.	1.9%
Teradyne, Inc.	1.8%
Lam Research Corp.	1.8%
Advanced Micro Devices, Inc.	1.7%
Monolithic Power Systems, Inc.	1.7%
Warner Bros Discovery, Inc.	1.6%

Top Sectors	(%)
Information Technology	44.5%
Financials	14.9%
Consumer Discretionary	11.6%
Industrials	10.6%
Materials	4.7%
Health Care	4.2%
Utilities	3.3%
Communication Services	2.8%
Energy	2.6%
Cash & Other	0.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Lunt Large Cap Alternator ETF	PAGE 1	TSR-SAR-69374H717

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt Large Cap Alternator ETF	PAGE 2	TSR-SAR-69374H717

Pacer Lunt Large Cap Multi-Factor Alternator ETF
PALC (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Lunt Large Cap Multi-Factor Alternator ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$32	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$272,958,287
Number of Holdings	180
Net Advisory Fee	$873,985
Portfolio Turnover	187%
30-Day SEC Yield	1.63%
30-Day SEC Yield Unsubsidized	1.63%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.8%
Bank of America Corp.	4.4%
Exxon Mobil Corp.	4.3%
Wells Fargo & Co.	3.3%
Broadcom, Inc.	3.2%
Citigroup, Inc.	3.2%
Tesla Motors, Inc.	3.1%
UnitedHealth Group, Inc.	2.7%
JPMorgan Chase & Co.	2.6%
Microsoft Corp.	2.4%

Top Sectors	(%)
Financials	28.1%
Consumer Discretionary	15.8%
Health Care	12.8%
Energy	12.2%
Information Technology	11.0%
Industrials	5.1%
Consumer Staples	4.7%
Communication Services	3.9%
Utilities	2.6%
Cash & Other	3.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PAGE 1	TSR-SAR-69374H816

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PAGE 2	TSR-SAR-69374H816

Pacer Lunt MidCap Multi-Factor Alternator ETF
PAMC (Principal U.S. Listing Exchange: NSYE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Lunt MidCap Multi-Factor Alternator ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Lunt MidCap Multi-Factor Alternator ETF	$32	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$57,200,107
Number of Holdings	143
Net Advisory Fee	$188,838
Portfolio Turnover	304%
30-Day SEC Yield	1.60%
30-Day SEC Yield Unsubsidized	1.60%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.8%
Comfort Systems USA, Inc.	2.7%
ALLETE, Inc.	2.6%
Medpace Holdings, Inc.	2.0%
Carlisle Cos., Inc.	1.9%
AECOM	1.8%
United Therapeutics Corp.	1.8%
Donaldson Co., Inc.	1.5%
RPM International, Inc.	1.5%
Graco, Inc.	1.5%

Top Sectors	(%)
Industrials	21.8%
Financials	17.1%
Real Estate	14.4%
Utilities	12.9%
Health Care	9.5%
Consumer Discretionary	7.5%
Consumer Staples	5.6%
Materials	5.3%
Information Technology	3.8%
Cash & Other	2.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAGE 1	TSR-SAR-69374H725

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAGE 2	TSR-SAR-69374H725

Pacer MSCI World Industry Advantage ETF
GLBL (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer MSCI World Industry Advantage ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer MSCI World Industry Advantage ETF	$37	0.65%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,012,635
Number of Holdings	372
Net Advisory Fee	$3,031
Portfolio Turnover	6%
30-Day SEC Yield	0.37%
30-Day SEC Yield Unsubsidized	0.37%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	15.4%
Apple, Inc.	5.4%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	4.9%
Microsoft Corp.	4.7%
Broadcom, Inc.	4.3%
Alphabet, Inc. - Class A	4.3%
Meta Platforms, Inc. - Class A	3.7%
Alphabet, Inc. - Class C	3.6%
Berkshire Hathaway, Inc. - Class B	1.7%

Top Sectors	(%)
Information Technology	38.3%
Communication Services	15.4%
Financials	14.0%
Consumer Discretionary	12.5%
Health Care	7.2%
Consumer Staples	3.9%
Industrials	3.1%
Real Estate	3.0%
Energy	1.1%
Cash & Other	1.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer MSCI World Industry Advantage ETF	PAGE 1	TSR-SAR-69374H295

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer MSCI World Industry Advantage ETF	PAGE 2	TSR-SAR-69374H295

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
QQQG (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$27	0.49%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,413,454
Number of Holdings	51
Net Advisory Fee	$15,504
Portfolio Turnover	34%
30-Day SEC Yield	0.04%
30-Day SEC Yield Unsubsidized	0.04%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	18.1%
Palantir Technologies, Inc. - Class A	6.0%
NVIDIA Corp.	5.3%
Zscaler, Inc.	4.7%
Broadcom, Inc.	4.4%
Lam Research Corp.	3.8%
Electronic Arts, Inc.	3.6%
Idexx Laboratories, Inc.	3.5%
DoorDash, Inc. - Class A	3.5%
KLA Corp.	3.4%

Top Sectors	(%)
Information Technology	60.1%
Health Care	9.8%
Consumer Discretionary	9.6%
Communication Services	9.4%
Industrials	7.3%
Consumer Staples	2.9%
Energy	0.8%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	PAGE 1	TSR-SAR-69374H329

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	PAGE 2	TSR-SAR-69374H329

Pacer Nasdaq International Patent Leaders ETF
PATN (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Nasdaq International Patent Leaders ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Nasdaq International Patent Leaders ETF	$38	0.65%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$18,591,018
Number of Holdings	101
Net Advisory Fee	$44,306
Portfolio Turnover	2%
30-Day SEC Yield	1.27%
30-Day SEC Yield Unsubsidized	1.27%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	7.4%
Samsung Electronics Co. Ltd.	4.7%
ASML Holding NV	4.3%
Toyota Motor Corp.	3.3%
SAP SE	3.2%
SK Hynix, Inc.	3.1%
SoftBank Group Corp.	2.9%
Novartis AG	2.7%
AstraZeneca PLC	2.7%

Top Sectors	(%)
Information Technology	39.2%
Industrials	16.5%
Health Care	12.3%
Communication Services	11.3%
Consumer Discretionary	10.1%
Consumer Staples	6.4%
Materials	2.6%
Financials	0.7%
Energy	0.6%
Cash & Other	0.3%

Top Countries	(%)
Japan	25.4%
Taiwan	15.6%
China	10.3%
South Korea	9.5%
Switzerland	9.5%
France	8.6%
Germany	8.4%
Netherlands	6.7%
United Kingdom	5.0%
Cash & Other	1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Nasdaq International Patent Leaders ETF	PAGE 1	TSR-SAR-69374H311

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Nasdaq International Patent Leaders ETF	PAGE 2	TSR-SAR-69374H311

Pacer Trendpilot 100 ETF
PTNQ (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Trendpilot 100 ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot 100 ETF	$36	0.65%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,324,596,469
Number of Holdings	103
Net Advisory Fee	$4,098,777
Portfolio Turnover	2%
30-Day SEC Yield	0.01%
30-Day SEC Yield Unsubsidized	0.01%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	10.2%
Apple, Inc.	8.3%
Microsoft Corp.	8.0%
Alphabet, Inc.	6.6%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla Motors, Inc.	3.5%
Meta Platforms, Inc.	2.9%
Netflix, Inc.	2.4%
Palantir Technologies, Inc.	2.3%

Top Sectors	(%)
Information Technology	56.1%
Communication Services	14.7%
Consumer Discretionary	13.2%
Health Care	4.4%
Consumer Staples	4.4%
Industrials	3.8%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Cash & Other	0.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot 100 ETF	PAGE 1	TSR-SAR-69374H303

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot 100 ETF	PAGE 2	TSR-SAR-69374H303

Pacer Trendpilot European Index ETF
PTEU (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Trendpilot European Index ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot European Index ETF	$35	0.65%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$36,096,296
Number of Holdings	291
Net Advisory Fee	$117,258
Portfolio Turnover	5%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
ASML Holding NV	5.9%
SAP SE	3.8%
Siemens AG	2.9%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Allianz SE	2.2%
Schneider Electric SE	2.2%
Banco Santander SA	2.1%
Airbus SE	2.0%
Iberdrola SA	1.9%
Safran SA	1.7%

Top Sectors	(%)
Financials	25.1%
Industrials	20.4%
Information Technology	12.5%
Consumer Discretionary	10.9%
Utilities	6.7%
Health Care	6.4%
Consumer Staples	5.3%
Materials	4.2%
Communication Services	4.1%
Cash & Other	4.4%

Top Countries	(%)
France	29.4%
Germany	26.2%
Netherlands	14.7%
Spain	9.9%
Italy	9.4%
Finland	3.2%
Belgium	2.3%
Greece	0.9%
Austria	0.9%
Cash & Other	3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot European Index ETF	PAGE 1	TSR-SAR-69374H808

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot European Index ETF	PAGE 2	TSR-SAR-69374H808

Pacer Trendpilot Fund of Funds ETF
TRND (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Trendpilot Fund of Funds ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot Fund of Funds ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$54,670,860
Number of Holdings	5
Net Advisory Fee	$43,518
Portfolio Turnover	2%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Affiliated Exchange Traded Funds	100.0%
Cash & Other	0.0%

Top Issuers	(%)
Pacer Trendpilot 100 ETF	20.7%
Pacer Trendpilot International ETF	20.2%
Pacer Trendpilot US Large Cap ETF	20.2%
Pacer Trendpilot US Mid Cap ETF	19.5%
Pacer Trendpilot US Bond ETF	19.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot Fund of Funds ETF	PAGE 1	TSR-SAR-69374H675

Pacer Trendpilot International ETF
PTIN (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Trendpilot International ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot International ETF	$35	0.65%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$162,854,303
Number of Holdings	503
Net Advisory Fee	$522,447
Portfolio Turnover	9%
30-Day SEC Yield	1.86%
30-Day SEC Yield Unsubsidized	1.86%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	2.1%
Mount Vernon Liquid Assets Portfolio, LLC	1.4%
SAP SE	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
HSBC Holdings PLC	1.2%
Toyota Motor Corp.	1.2%
Novartis AG	1.2%
Roche Holding AG	1.2%

Top Sectors	(%)
Financials	26.7%
Industrials	18.2%
Information Technology	12.6%
Health Care	9.5%
Consumer Discretionary	9.3%
Consumer Staples	6.4%
Materials	5.6%
Energy	4.7%
Communication Services	3.7%
Cash & Other	3.3%

Top Countries	(%)
Japan	22.0%
United Kingdom	11.5%
Canada	10.2%
France	7.5%
Switzerland	7.3%
Germany	7.3%
South Korea	5.9%
Australia	5.8%
Netherlands	5.0%
Cash & Other	17.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot International ETF	PAGE 1	TSR-SAR-69374H683

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot International ETF	PAGE 2	TSR-SAR-69374H683

Pacer Trendpilot US Bond ETF
PTBD (Principal U.S. Listing Exchange: NSYE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Trendpilot US Bond ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot US Bond ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$125,188,928
Number of Holdings	16
Net Advisory Fee	$420,751
Portfolio Turnover	316%
Average Credit Quality	AAA
Effective Duration	2 yrs
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Issuers	(%)
United States Treasury Note/Bond	98.4%
Radiate Holdco LLC / Radiate Finance, Inc.	0.2%

Top Sectors	(%)
Government	98.4%
Communication Services	0.2%
Cash & Other	1.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot US Bond ETF	PAGE 1	TSR-SAR-69374H642

Pacer Trendpilot US Large Cap ETF
PTLC (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Trendpilot US Large Cap ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot US Large Cap ETF	$33	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,459,588,809
Number of Holdings	506
Net Advisory Fee	$10,070,093
Portfolio Turnover	2%
30-Day SEC Yield	0.56%
30-Day SEC Yield Unsubsidized	0.56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Alphabet, Inc.	5.1%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Mount Vernon Liquid Assets Portfolio, LLC	2.4%
Meta Platforms, Inc.	2.4%
Tesla Motors, Inc.	2.2%
Berkshire Hathaway, Inc.	1.5%

Top Sectors	(%)
Information Technology	36.2%
Financials	12.8%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Cash & Other	3.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot US Large Cap ETF	PAGE 1	TSR-SAR-69374H105

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot US Large Cap ETF	PAGE 2	TSR-SAR-69374H105

Pacer Trendpilot US Mid Cap ETF
PTMC (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer Trendpilot US Mid Cap ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot US Mid Cap ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$400,520,944
Number of Holdings	403
Net Advisory Fee	$1,280,598
Portfolio Turnover	6%
30-Day SEC Yield	0.83%
30-Day SEC Yield Unsubsidized	0.83%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	9.7%
Comfort Systems USA, Inc.	1.1%
Pure Storage, Inc.	1.0%
Ciena Corp.	0.9%
Flex Ltd.	0.8%
Curtiss-Wright Corp.	0.7%
Twilio, Inc.	0.7%
Coherent Corp.	0.7%
United Therapeutics Corp.	0.6%
Guidewire Software, Inc.	0.6%

Top Sectors	(%)
Industrials	24.3%
Financials	15.9%
Information Technology	14.4%
Consumer Discretionary	11.8%
Health Care	8.9%
Real Estate	6.6%
Materials	4.8%
Consumer Staples	4.5%
Energy	3.9%
Cash & Other	4.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot US Mid Cap ETF	PAGE 1	TSR-SAR-69374H204

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot US Mid Cap ETF	PAGE 2	TSR-SAR-69374H204

Pacer US Cash Cows 100 ETF
COWZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer US Cash Cows 100 ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Cash Cows 100 ETF	$26	0.49%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$18,136,574,086
Number of Holdings	101
Net Advisory Fee	$49,623,443
Portfolio Turnover	47%
30-Day SEC Yield	1.74%
30-Day SEC Yield Unsubsidized	1.74%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Applied Materials, Inc.	2.8%
Warner Bros Discovery, Inc.	2.6%
McKesson Corp.	2.3%
Qualcomm, Inc.	2.2%
Ford Motor Co.	2.2%
Cisco Systems, Inc.	2.2%
HCA Healthcare, Inc.	2.1%
Uber Technologies, Inc.	2.1%
Amgen, Inc.	2.1%
Exxon Mobil Corp.	2.1%

Top Sectors	(%)
Information Technology	21.1%
Health Care	20.7%
Energy	15.8%
Communication Services	10.4%
Consumer Discretionary	9.9%
Industrials	9.7%
Consumer Staples	9.3%
Materials	3.0%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Cash Cows 100 ETF	PAGE 1	TSR-SAR-69374H881

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows 100 ETF	PAGE 2	TSR-SAR-69374H881

Pacer US Cash Cows Growth ETF
BUL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer US Cash Cows Growth ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Cash Cows Growth ETF	$33	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$90,607,176
Number of Holdings	51
Net Advisory Fee	$245,336
Portfolio Turnover	44%
30-Day SEC Yield	0.05%
30-Day SEC Yield Unsubsidized	0.05%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	7.8%
International Business Machines Corp.	6.1%
salesforce.com, Inc.	5.4%
Airbnb, Inc.	5.2%
Uber Technologies, Inc.	5.0%
Booking Holdings, Inc.	4.6%
Carnival Corp.	4.3%
Delta Air Lines, Inc.	4.2%
ResMed, Inc.	4.0%
Westinghouse Air Brake Technologies Corp.	3.9%

Top Sectors	(%)
Consumer Discretionary	32.2%
Industrials	29.7%
Information Technology	20.4%
Health Care	12.3%
Energy	4.1%
Consumer Staples	1.3%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Cash Cows Growth ETF	PAGE 1	TSR-SAR-69374H667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows Growth ETF	PAGE 2	TSR-SAR-69374H667

Pacer US Export Leaders ETF
PEXL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer US Export Leaders ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Export Leaders ETF	$35	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$35,538,141
Number of Holdings	101
Net Advisory Fee	$110,518
Portfolio Turnover	39%
30-Day SEC Yield	0.29%
30-Day SEC Yield Unsubsidized	0.29%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	14.8%
Advanced Micro Devices, Inc.	1.5%
Western Digital Corp.	1.5%
Micron Technology, Inc.	1.4%
Applied Materials, Inc.	1.3%
Lam Research Corp.	1.3%
Repligen Corp.	1.2%
KLA Corp.	1.2%
MKS, Inc.	1.2%
Fabrinet	1.2%

Top Sectors	(%)
Information Technology	38.6%
Health Care	14.6%
Consumer Discretionary	13.5%
Industrials	10.7%
Materials	7.2%
Energy	7.0%
Communication Services	4.7%
Consumer Staples	3.7%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Export Leaders ETF	PAGE 1	TSR-SAR-69374H402

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Export Leaders ETF	PAGE 2	TSR-SAR-69374H402

Pacer US Large Cap Cash Cows Growth Leaders ETF
COWG (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer US Large Cap Cash Cows Growth Leaders ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Large Cap Cash Cows Growth Leaders ETF	$27	0.49%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,613,026,444
Number of Holdings	101
Net Advisory Fee	$5,433,232
Portfolio Turnover	65%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Palantir Technologies, Inc.	4.3%
Astera Labs, Inc.	3.7%
Ubiquiti, Inc.	3.2%
Newmont Goldcorp Corp.	3.1%
AppLovin Corp.	2.7%
Medpace Holdings, Inc.	2.4%
Lam Research Corp.	2.4%
Broadcom, Inc.	2.4%
Zscaler, Inc.	2.3%
Arista Networks, Inc.	2.3%

Top Sectors	(%)
Information Technology	60.1%
Health Care	14.7%
Materials	6.3%
Communication Services	5.6%
Consumer Discretionary	4.2%
Energy	3.2%
Industrials	2.8%
Consumer Staples	2.1%
Utilities	0.9%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Large Cap Cash Cows Growth Leaders ETF	PAGE 1	TSR-SAR-69374H360

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Large Cap Cash Cows Growth Leaders ETF	PAGE 2	TSR-SAR-69374H360

Pacer US Small Cap Cash Cows ETF
CALF (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer US Small Cap Cash Cows ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Small Cap Cash Cows ETF	$33	0.59%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,755,058,708
Number of Holdings	202
Net Advisory Fee	$12,285,125
Portfolio Turnover	63%
30-Day SEC Yield	1.13%
30-Day SEC Yield Unsubsidized	1.13%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Halliburton Co.	2.4%
Fox Corp.	2.2%
Biogen, Inc.	2.1%
Zoom Communications, Inc.	2.1%
Expedia Group, Inc.	2.0%
CF Industries Holdings, Inc.	2.0%
Omnicom Group, Inc.	2.0%
NetApp, Inc.	1.8%
United Airlines Holdings, Inc.	1.8%

Top Sectors	(%)
Consumer Discretionary	19.3%
Information Technology	16.8%
Energy	16.2%
Health Care	14.6%
Industrials	10.8%
Communication Services	10.1%
Materials	5.7%
Consumer Staples	4.8%
Real Estate	1.7%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Small Cap Cash Cows ETF	PAGE 1	TSR-SAR-69374H857

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Small Cap Cash Cows ETF	PAGE 2	TSR-SAR-69374H857

Pacer US Small Cap Cash Cows Growth Leaders ETF
CAFG (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer US Small Cap Cash Cows Growth Leaders ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Small Cap Cash Cows Growth Leaders ETF	$31	0.59%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,720,724
Number of Holdings	101
Net Advisory Fee	$55,953
Portfolio Turnover	64%
30-Day SEC Yield	0.01%
30-Day SEC Yield Unsubsidized	0.01%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.6%
Sterling Infrastructure, Inc.	4.9%
Semtech Corp.	2.4%
Mercury Systems, Inc.	2.3%
Supernus Pharmaceuticals, Inc.	2.2%
Dorian LPG Ltd.	2.1%
Worthington Enterprises, Inc.	2.0%
Premier, Inc.	2.0%
ANI Pharmaceuticals, Inc.	2.0%
Agilysys, Inc.	2.0%

Top Sectors	(%)
Information Technology	26.2%
Industrials	25.0%
Health Care	23.3%
Energy	8.9%
Consumer Discretionary	8.7%
Consumer Staples	3.8%
Communication Services	2.5%
Utilities	1.0%
Materials	0.6%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Small Cap Cash Cows Growth Leaders ETF	PAGE 1	TSR-SAR-69374H352

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Small Cap Cash Cows Growth Leaders ETF	PAGE 2	TSR-SAR-69374H352

Pacer WealthShield ETF
PWS (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Pacer WealthShield ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer WealthShield ETF	$32	0.60%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$26,932,956
Number of Holdings	353
Net Advisory Fee	$83,332
Portfolio Turnover	184%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.0%
Amazon.com, Inc.	9.5%
NVIDIA Corp.	4.8%
Tesla Motors, Inc.	4.0%
Apple, Inc.	3.9%
Microsoft Corp.	3.7%
Alphabet, Inc.	2.2%
Netflix, Inc.	1.7%
Broadcom, Inc.	1.7%
Meta Platforms, Inc.	1.6%

Top Sectors	(%)
Information Technology	27.3%
Consumer Discretionary	24.4%
Health Care	22.0%
Industrials	19.6%
Communication Services	6.1%
Financials	0.5%
Materials	0.0%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer WealthShield ETF	PAGE 1	TSR-SAR-69374H840

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer WealthShield ETF	PAGE 2	TSR-SAR-69374H840

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Pacer Funds
Pacer Aristotle Pacific Floating Rate High Income ETF Ticker: FLRT
Pacer Cash Cows Fund of Funds ETF Ticker: HERD
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF Ticker: SZNE
Pacer Data & Infrastructure Real Estate ETF Ticker: SRVR
Pacer Data and Digital Revolution ETF Ticker: TRFK
Pacer Developed Markets International Cash Cows 100 ETF Ticker: ICOW
Pacer Emerging Markets Cash Cows 100 ETF Ticker: ECOW
Pacer Global Cash Cows Dividend ETF Ticker: GCOW
Pacer Industrial Real Estate ETF Ticker: INDS
Pacer Industrials and Logistics ETF Ticker: SHPP
Pacer Lunt Large Cap Alternator ETF Ticker: ALTL
Pacer Lunt Large Cap Multi-Factor Alternator ETF Ticker: PALC
Pacer Lunt MidCap Multi-Factor Alternator ETF Ticker: PAMC
Pacer MSCI World Industry Advantage ETF Ticker: GLBL
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF Ticker: QQQG
Pacer Nasdaq International Patent Leaders ETF Ticker: PATN
Pacer Trendpilot® 100 ETF Ticker: PTNQ
Pacer Trendpilot® European Index ETF Ticker: PTEU
Pacer Trendpilot® Fund of Funds ETF Ticker: TRND
Pacer Trendpilot® International ETF Ticker: PTIN
Pacer Trendpilot® US Bond ETF Ticker: PTBD
Pacer Trendpilot® US Large Cap ETF Ticker: PTLC
Pacer Trendpilot® US Mid Cap ETF Ticker: PTMC
Pacer US Cash Cows 100 ETF Ticker: COWZ
Pacer US Cash Cows Growth ETF Ticker: BUL
Pacer US Export Leaders ETF Ticker: PEXL
Pacer US Large Cap Cash Cows Growth Leaders ETF Ticker: COWG
Pacer US Small Cap Cash Cows ETF Ticker: CALF
Pacer US Small Cap Cash Cows Growth Leaders ETF Ticker: CAFG
Pacer WealthShield ETF Ticker: PWS
October 31, 2025

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Par	Value
BANK LOANS - 57.7%
Communication Services - 0.5%
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.71% (1 mo. SOFR US + 4.75%), 03/15/2030	$3,015,196	$3,020,217
Consumer Discretionary - 14.7%
1011778 BC ULC, Senior Secured First Lien, 5.71% (1 mo. SOFR US + 1.75%), 09/23/2030	5,252,463	5,244,505
Allied Universal Holdco LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 08/20/2032	6,250,000	6,282,406
Alterra Mountain Co., Senior Secured First Lien, 6.46% (1 mo. SOFR US + 2.50%), 08/17/2028	4,000,000	4,020,000
Caesars Entertainment, Inc., Senior Secured First Lien
6.21% (1 mo. SOFR US + 2.25%), 02/06/2030	1,489,334	1,482,044
6.21% (1 mo. SOFR US + 2.25%), 02/06/2031	2,964,862	2,944,479
Chariot Buyer LLC, Senior Secured First Lien, 6.96% (1 mo. SOFR US + 3.00%), 09/08/2032	4,946,694	4,968,336
Fertitta Entertainment LLC, Senior Secured First Lien, 7.21% (1 mo. SOFR US + 3.25%), 01/29/2029	4,961,440	4,962,705
Golden State Foods LLC, Senior Secured First Lien, 8.00% (3 mo. SOFR US + 4.00%), 12/04/2031	3,466,951	3,484,407
Great Outdoors Group LLC, Senior Secured First Lien, 7.21% (1 mo. SOFR US + 3.25%), 01/23/2032	4,962,500	4,968,703
IRB Holding Corp., Senior Secured First Lien, 6.46% (1 mo. SOFR US + 2.50%), 12/15/2027	4,712,550	4,724,426
MajorDrive Holdings IV LLC, Senior Secured First Lien
8.38% (3 mo. SOFR US + 4.00%), 06/01/2028	2,445,049	2,380,096
9.80% (3 mo. SOFR US + 5.50%), 06/01/2029	984,694	968,284
Motion Finco Sarl, Senior Secured First Lien, 7.50% (3 mo. SOFR US + 3.50%), 11/30/2029	4,957,644	4,310,497
Ovg Business Services LLC, First Lien, 7.16% (1 mo. Term SOFR + 3.00%), 06/25/2031	1,500,000	1,502,347
Pacific Bells 9/25 TL, 7.80%, 11/13/2028	1,000,000	1,002,810
Peer Holding III BV, Senior Secured First Lien, 6.50% (3 mo. SOFR US + 2.50%), 10/28/2030	2,972,318	2,988,576
Pre-Paid Legal Services, Inc., First Lien, 7.41% (1 mo. Term SOFR + 3.75%), 12/15/2028	2,247,990	2,101,882

	Par	Value
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 5.96% (1 mo. SOFR US + 2.00%), 12/04/2031	$4,650,095	$4,645,747
Six Flags Entertainment Corp., Senior Secured First Lien, 5.96% (1 mo. SOFR US + 2.00%), 05/01/2031	3,945,000	3,926,104
SkyMiles IP Ltd., Senior Secured First Lien, 5.38% (3 mo. SOFR US + 1.50%), 10/20/2028	2,750,000	2,766,747
TRQ Sales LLC, 7.61% (1 mo. Term SOFR + 3.25%), 08/13/2032	4,000,000	3,956,660
Wand NewCo 3, Inc., Senior Secured First Lien, 6.46% (1 mo. SOFR US + 2.50%), 01/30/2031	4,730,654	4,725,568
Whatabrands LLC, Senior Secured First Lien, 6.46% (1 mo. SOFR US + 2.50%), 08/03/2028	4,927,662	4,944,145
		83,301,474
Consumer Staples - 1.6%
Opal US LLC, First Lien, 7.08% (6 mo. Term SOFR + 3.00%), 04/23/2032	2,000,000	2,010,940
Pioneer Acquisitionco T/L (10/25), 7.53%, 10/22/2032	2,000,000	2,005,000
Savor Acquisition, Inc., Senior Secured First Lien, 6.84% (1 mo. SOFR US + 3.00%), 02/19/2032	4,557,543	4,582,222
Savor Acquisition, Inc., First Lien, 7.56% (3 mo. Term SOFR + 3.25%), 02/19/2032(a)	431,035	433,369
		9,031,531
Energy - 1.8%
CQP Holdco LP, Senior Secured First Lien, 12.38% (3 mo. SOFR US + 2.00%), 12/31/2030	5,128,029	5,143,464
Traverse Midstream Partners LLC, Senior Secured First Lien, 6.34% (3 mo. SOFR US + 2.50%), 02/16/2028	4,934,823	4,956,413
		10,099,877
Financials - 3.9%
Acrisure LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 11/06/2030	4,217,517	4,220,153
Apex Group Treasury LLC, Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.50%), 02/27/2032	4,987,469	4,678,869
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.78% (1 mo. SOFR US + 1.75%), 06/24/2030	3,115,514	3,124,441
Boost Newco Borrower LLC, Senior Secured First Lien, 6.00% (3 mo. SOFR US + 2.00%), 01/31/2031	985,050	988,744

The accompanying notes are an integral part of these financial statements.

1

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Coninued)
Financials - (Continued)
Chrysaor Bidco USD T/L B (10/25) - Target, Senior Secured First Lien, 7.14% (3 mo. SOFR US + 3.25%), 10/30/2031	$1,500,000	$1,505,250
HUB International Ltd., Senior Secured First Lien
6.12% (1 mo. SOFR US + 2.25%), 06/20/2030	16,701	16,775
6.12% (3 mo. SOFR US + 2.25%), 06/20/2030	5,654,603	5,679,568
Hyperion Refinance Sarl, Senior Secured First Lien, 6.71% (1 mo. SOFR US + 2.75%), 02/18/2031	1,995,000	2,000,506
		22,214,306
Health Care - 2.1%
Bausch + Lomb Corp., Senior Secured First Lien
7.96% (1 mo. SOFR US + 4.00%), 09/29/2028	3,991,175	4,008,656
8.21% (1 mo. SOFR US + 4.25%), 01/15/2031	857,146	863,575
Medline Borrower LP, Senior Secured First Lien, 5.96% (1 mo. SOFR US + 2.00%), 10/23/2030	4,739,082	4,746,333
Phoenix Newco, Inc., Senior Secured First Lien, 6.46% (1 mo. SOFR US + 2.50%), 11/15/2028	2,362,325	2,371,491
		11,990,055
Industrials - 19.3%
Apple Bidco LLC, Senior Secured First Lien, 6.46% (1 mo. SOFR US + 2.50%), 09/23/2031	6,931,837	6,957,658
Bleriot US Bidco, Inc., First Lien, 6.50% (3 mo. Term SOFR + 3.25%), 10/17/2030	4,987,406	5,004,537
Chart Industries, Inc., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.50%), 03/18/2030	3,791,653	3,812,981
Core & Main LP, Senior Secured First Lien, 5.99% (1 mo. SOFR US + 2.00%), 02/10/2031	3,437,769	3,442,066
CoreLogic, Inc., Senior Secured First Lien, 7.69% (1 mo. SOFR US + 3.50%), 06/02/2028	4,923,180	4,930,565
Crosby US Acquisition Corp., Senior Secured First Lien, 16.02% (1 mo. SOFR US + 3.50%), 08/16/2029	3,450,063	3,476,852
Cube Industrials Buyer, Inc., Senior Secured First Lien, 6.91% (3 mo. SOFR US + 3.00%), 10/20/2031	3,880,500	3,901,125
DG Investment Intermediate Holdings 2, Inc., First Lien, 7.91% (1 mo. Term SOFR + 3.75%), 07/12/2032	500,000	501,878

	Par	Value
Doosan Bobcat North America, Inc., Senior Secured First Lien, 6.00% (3 mo. SOFR US + 2.00%), 04/20/2029	$4,437,637	$4,453,168
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 5.96% (1 mo. SOFR US + 2.00%), 10/31/2031	6,451,250	6,469,378
Emrld Borrower LP, Senior Secured First Lien, 14.71% (3 mo. SOFR US + 2.25%), 05/31/2030	4,272,952	4,267,397
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.02% (3 mo. SOFR US + 3.50%), 05/22/2028	1,964,286	1,976,808
Engineered Machinery Holdings, Inc., SEN Second Lien, 10.52% (3 mo. SOFR US + 6.00%), 05/21/2029	600,000	603,000
FCG Acquisitions, Inc., Senior Secured First Lien, 7.21% (1 mo. SOFR US + 3.25%), 04/03/2028	4,986,985	5,005,063
Filtration Group Corp., Senior Secured First Lien, 6.71% (1 mo. SOFR US + 2.75%), 10/23/2028	3,961,519	3,981,742
Gates Corp./DE, Senior Secured First Lien
5.71% (1 mo. SOFR US + 1.75%), 11/16/2029	3,459,261	3,461,596
5.71% (1 mo. SOFR US + 1.75%), 06/04/2031	744,361	744,860
Goat Holdco LLC, Senior Secured First Lien, 6.71% (1 mo. SOFR US + 2.75%), 01/27/2032	5,306,335	5,310,766
Husky Injection Molding Systems Ltd., Senior Secured First Lien
7.59% (3 mo. SOFR US + 3.75%), 02/15/2029	2,093,796	2,103,197
7.92% (6 mo. SOFR US + 3.75%), 02/15/2029	2,093,796	2,103,197
Indicor LLC, Senior Secured First Lien, 11.20% (3 mo. SOFR US + 2.75%), 11/23/2029	3,941,524	3,958,394
Madison IAQ LLC, Senior Secured First Lien, 6.70% (6 mo. SOFR US + 2.50%), 06/21/2028	4,916,257	4,931,497
OPENLANE, Inc., Senior Secured First Lien, 6.59% (1 mo. SOFR US + 2.50%), 10/08/2032	1,250,000	1,253,125
Oregon Tool Lux LP, Senior Secured Second Lien, 8.71% (3 mo. SOFR US + 4.00%), 10/15/2029	3,149,711	2,426,065
Pro Mach Group, Inc., Senior Secured First Lien, 6.71% (1 mo. SOFR US + 2.75%), 10/15/2032	1,000,000	1,003,465
SBA Senior Finance II LLC, Senior Secured First Lien, 5.72% (1 mo. SOFR US + 1.75%), 01/27/2031	2,900,972	2,910,371

The accompanying notes are an integral part of these financial statements.

2

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Coninued)
Industrials - (Continued)
SPX FLOW, Inc., Senior Secured First Lien, 6.71% (1 mo. SOFR US + 2.75%), 04/05/2029	$5,272,617	$5,308,735
TK Elevator US Newco, Inc., Senior Secured First Lien, 7.20% (6 mo. SOFR US + 3.00%), 04/30/2030	4,450,234	4,482,699
TransDigm, Inc., Senior Secured First Lien
8.50% (3 mo. SOFR US + 2.25%), 03/22/2030	1,601,205	1,604,312
15.10% (3 mo. SOFR US + 2.50%), 02/28/2031	3,954,962	3,964,790
WEC US Holdings, Inc., Senior Secured First Lien, 6.38% (1 mo. SOFR US + 2.25%), 01/27/2031	4,939,975	4,956,993
		109,308,280
Information Technology - 8.7%
Applied Systems, Inc., Senior Secured First Lien, 6.25% (3 mo. SOFR US + 2.25%), 02/24/2031	5,451,425	5,468,133
AthenaHealth Group, Inc., Senior Secured First Lien, 6.71% (1 mo. SOFR US + 2.75%), 02/15/2029	4,767,634	4,753,474
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 6.96% (1 mo. SOFR US + 3.00%), 11/25/2031	4,992,500	5,012,994
Central Parent LLC, Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 07/06/2029	3,960,006	3,272,826
Dawn Bidco LLC, 7.67% (1 mo. Term SOFR + 3.00%), 10/07/2032	1,250,000	1,247,319
Epicor Software Corp., First Lien, 6.66% (1 mo. Term SOFR + 2.75%), 05/30/2031	4,391,294	4,405,939
Peraton Corp., Senior Secured First Lien, 7.79% (3 mo. SOFR US + 3.75%), 02/01/2028	2,924,451	2,533,979
Polaris Newco LLC, Senior Secured First Lien, 8.22% (3 mo. SOFR US + 4.00%), 06/05/2028	5,164,859	4,951,447
Tempo Acquisition LLC, Senior Secured First Lien, 5.71% (1 mo. SOFR US + 1.75%), 08/31/2028	5,014,447	4,892,220
UKG, Inc., Senior Secured First Lien, 6.34% (3 mo. SOFR US + 2.50%), 02/10/2031	5,945,000	5,951,034
X Corp., Senior Secured First Lien
10.60% (6 mo. SOFR US + 6.50%), 10/29/2029	3,989,744	3,894,987
9.50% (Fixed Rate), 10/29/2029	3,000,000	3,013,125
		49,397,477
Materials - 5.0%
Arnott 10/25 Cov-Lite TLB, 7.05%, 10/08/2032	1,000,000	1,005,205

	Par	Value
Asplundh Tree Expert LLC, Senior Secured First Lien, 5.71% (1 mo. SOFR US + 1.75%), 05/23/2031	$4,935,965	$4,943,665
Chemours Co., Senior Secured First Lien, 7.46% (1 mo. SOFR US + 3.50%), 10/15/2032	2,000,000	1,972,000
CoorsTek, Inc., 7.05% (1 mo. Term SOFR + 3.00%), 10/28/2032	1,000,000	997,500
Graham Packaging Co., Inc., Senior Secured First Lien, 6.46% (1 mo. SOFR US + 2.50%), 08/04/2027	5,146,301	5,160,582
Iris Holding, Inc., Senior Secured First Lien
15.03% (3 mo. SOFR US + 4.75%), 06/28/2028	761,421	741,164
8.79% (3 mo. SOFR US + 4.75%), 06/28/2028	715,736	696,694
Nouryon Finance BV, Senior Secured First Lien, 7.04% (6 mo. SOFR US + 3.25%), 04/03/2028	1,167,573	1,168,303
Pregis TopCo LLC, Senior Secured First Lien, 7.96% (1 mo. SOFR US + 4.00%), 02/01/2029	1,949,229	1,964,287
Proampac PG Borrower LLC, Senior Secured First Lien
17.52% (3 mo. SOFR US + 4.00%), 09/15/2028	1,281,920	1,283,592
7.90% (3 mo. SOFR US + 4.00%), 09/15/2028	1,630,413	1,632,540
Quikrete Holdings, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 04/14/2031	6,874,883	6,893,617
		28,459,149
Utilities - 0.1%
Talen Energy Supply LLC, 6.09% (1 mo. Term SOFR + 2.00%), 10/12/2032	500,000	500,312
TOTAL BANK LOANS (Cost $328,568,161)		327,322,678
COLLATERALIZED LOAN OBLIGATIONS - 31.8%
Aimco CDO
Series 2019-10A, Class ERR, 9.51% (3 mo. Term SOFR + 5.65%), 07/22/2037(b)	825,000	831,291
Series 2020-11A, Class ER2, 9.23% (3 mo. Term SOFR + 5.35%), 07/17/2037(b)	3,000,000	3,006,797
Series 2021-15A, Class ER, 8.48% (3 mo. Term SOFR + 4.60%), 04/17/2038(b)	2,000,000	1,972,625
AIMCO CLO Series 2018-B, Series 2018-BA, Class ER, 10.19% (3 mo. Term SOFR + 6.30%), 04/16/2037(b)	2,000,000	2,019,565
ARES CLO, Series 2017-43A, Class A1R2, 5.25% (3 mo. Term SOFR + 1.35%), 01/15/2038(b)	5,000,000	5,015,221

The accompanying notes are an integral part of these financial statements.

3

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Beechwood Park CLO Ltd., Series 2019-1A, Class ER, 10.38% (3 mo. Term SOFR + 6.50%), 01/17/2035(b)	$1,000,000	$1,003,466
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 5.06% (3 mo. Term SOFR + 1.18%), 04/20/2038(b)	5,000,000	5,002,878
Series 2021-23A, Class DR, 6.76% (3 mo. Term SOFR + 2.90%), 04/25/2034(b)	3,000,000	3,011,069
Series 2021-24A, Class ER, 8.48% (3 mo. Term SOFR + 4.60%), 10/20/2034(b)	1,625,000	1,611,066
Series 2021-25A, Class ER, 8.50% (3 mo. Term SOFR + 4.60%), 01/15/2035(b)	1,000,000	997,890
Series 2022-29A, Class ER, 8.46% (3 mo. Term SOFR + 4.60%), 01/25/2038(b)	1,000,000	998,345
Birch Grove CLO, Series 2025-12A, Class SUB, 0.00%, 04/22/2038(b)(c)(d)	1,000,000	975,320
Bowling Green Park CLO LLC, Series 2019-1A, Class ERR, 8.38% (3 mo. Term SOFR + 4.50%), 04/18/2035(b)	2,000,000	1,951,874
Buttermilk Park CLO, Series 2018-1A, Class DR, 6.85% (3 mo. Term SOFR + 2.95%), 10/15/2031(b)	2,000,000	2,008,471
CarVal CLO, Series 2023-1A, Class ER, 10.23% (3 mo. Term SOFR + 6.35%), 07/20/2037(b)	2,000,000	1,972,313
CIFC Funding Ltd.
Series 2014-2RA, Class AR, 5.23% (3 mo. Term SOFR + 1.36%), 10/24/2037(b)	3,000,000	3,009,104
Series 2019-6A, Class A1R, 5.34% (3 mo. Term SOFR + 1.45%), 07/16/2037(b)	2,000,000	2,007,956
Series 2024-1A, Class E, 10.48% (3 mo. Term SOFR + 6.60%), 04/18/2037(b)	1,000,000	1,017,535
Clover CLO
Series 2018-1A, Class ERR, 10.28% (3 mo. Term SOFR + 6.40%), 04/20/2037(b)	1,650,000	1,647,248
Series 2021-3A, Class ER, 8.76% (3 mo. Term SOFR + 4.90%), 01/25/2035(b)	1,000,000	997,916
Diameter Capital CLO, Series 2024-6A, Class D, 11.07% (3 mo. Term SOFR + 7.17%), 04/15/2037(b)	1,200,000	1,225,614
Eldridge CLO Ltd., Series 2025-1A, Class D1, 0.00% (3 mo. Term SOFR + 2.95%), 10/20/2038(b)	1,750,000	1,754,167

	Par	Value
Elmwood CLO Ltd.
Series 2020-2A, Class D1RR, 7.03% (3 mo. Term SOFR + 3.15%), 10/20/2037(b)	$3,000,000	$3,021,223
Series 2022-4A, Class ER, 9.58% (3 mo. Term SOFR + 5.70%), 07/17/2037(b)	1,275,000	1,273,254
Series 2023-1A, Class AR, 5.08% (3 mo. Term SOFR + 1.20%), 04/17/2038(b)	2,500,000	2,504,893
Series 2023-2A, Class ER, 9.79% (3 mo. Term SOFR + 5.90%), 04/16/2036(b)	2,500,000	2,517,401
Series 2023-3A, Class ER, 8.98% (3 mo. Term SOFR + 5.10%), 01/17/2038(b)	3,000,000	2,994,323
Series 2024-10A, Class E, 9.23% (3 mo. Term SOFR + 5.35%), 10/17/2037(b)	2,000,000	2,013,886
Series 2024-13A, Class E1, 8.63% (3 mo. Term SOFR + 4.75%), 01/17/2038(b)	1,000,000	1,003,609
Series 2024-1A, Class E, 9.13% (3 mo. Term SOFR + 5.25%), 04/17/2037(b)	2,930,000	2,925,839
Series 2024-4A, Class E, 9.88% (3 mo. Term SOFR + 6.00%), 04/17/2037(b)	1,550,000	1,562,766
Flatiron CLO Ltd.
Series 2021-1A, Class ER, 9.78% (3 mo. Term SOFR + 5.90%), 10/19/2037(b)	1,250,000	1,235,684
Series 2021-2A, Class ER, 8.15% (3 mo. Term SOFR + 4.25%), 10/15/2034(b)	1,200,000	1,193,258
Series 2025-32A, Class E, 9.22% (3 mo. Term SOFR + 4.90%), 10/22/2038(b)	2,000,000	2,001,303
Series 2025-32A, Class SUB, 0.00%, 10/22/2038(b)(c)(d)	1,000,000	817,490
Galaxy CLO Ltd., Series 2024-34A, Class E, 9.78% (3 mo. Term SOFR + 5.90%), 10/20/2037(b)	1,875,000	1,871,704
Garnet CLO Ltd., Series 2025-1A, Class D, 7.67% (3 mo. Term SOFR + 3.40%), 07/20/2037(b)	1,000,000	1,015,177
GoldenTree Loan Management US CLO, Series 2017-1A, Class FR2, 11.65% (3 mo. Term SOFR + 7.76%), 04/20/2034(b)	1,000,000	975,002
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class ER2, 8.38% (3 mo. Term SOFR + 4.50%), 04/20/2035(b)	1,575,000	1,557,993
Series 2022-12A, Class ER, 9.58% (3 mo. Term SOFR + 5.70%), 07/20/2037(b)	1,000,000	994,247

The accompanying notes are an integral part of these financial statements.

4

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2025-25A, Class E, 9.63% (3 mo. Term SOFR + 5.75%), 04/20/2038(b)	$2,000,000	$2,011,377
Golub Capital Partners CLO Ltd., Series 2023-66A, Class AR, 5.31% (3 mo. Term SOFR + 1.45%), 07/25/2038(b)	4,000,000	4,015,322
Greenacre Park CLO LLC, Series 2021-2A, Class ER, 9.88% (3 mo. Term SOFR + 6.00%), 07/20/2038(b)	700,000	699,851
Invesco CLO Ltd., Series 2023-1A, Class ER, 10.76% (3 mo. Term SOFR + 6.90%), 04/22/2037(b)	1,180,000	1,188,640
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.38% (3 mo. Term SOFR + 3.50%), 04/20/2037(b)	3,000,000	3,005,644
Series 2019-22A, Class ERR, 9.30% (3 mo. Term SOFR + 5.40%), 07/15/2036(b)	1,900,000	1,905,824
Series 2020-26A, Class AR2, 5.01% (3 mo. Term SOFR + 1.15%), 01/25/2038(b)	3,000,000	2,999,127
Series 2020-26A, Class ER2, 8.56% (3 mo. Term SOFR + 4.70%), 01/25/2038(b)	3,000,000	2,954,474
Series 2021-29A, Class ER, 9.90% (3 mo. Term SOFR + 6.00%), 07/15/2037(b)	1,000,000	1,010,474
Series 2021-30A, Class ER, 9.21% (3 mo. Term SOFR + 5.35%), 10/25/2037(b)	1,475,000	1,475,483
Series 2021-31A, Class E, 10.17% (3 mo. Term SOFR + 6.26%), 07/15/2034(b)	1,000,000	1,004,833
Series 2023-37A, Class D, 7.88% (3 mo. Term SOFR + 4.00%), 10/20/2036(b)	2,000,000	2,000,100
Series 2023-37A, Class D1R, 0.00% (3 mo. Term SOFR + 2.50%), 10/25/2038(b)	2,000,000	2,004,788
Series 2024-40A, Class E, 9.65% (3 mo. Term SOFR + 5.75%), 07/15/2037(b)	1,955,000	1,981,636
Series 2025-48A, Class E, 9.14% (3 mo. Term SOFR + 4.85%), 10/15/2038(b)	3,000,000	3,006,758
Neuberger Berman CLO Ltd.
Series 2019-34A, Class A1R2, 5.18% (3 mo. Term SOFR + 1.30%), 07/20/2039(b)	5,000,000	5,012,602
Series 2019-34A, Class ER2, 8.88% (3 mo. Term SOFR + 5.00%), 07/20/2039(b)	2,125,000	2,094,202
Series 2021-42A, Class ER, 8.49% (3 mo. Term SOFR + 4.60%), 07/16/2036(b)	1,050,000	1,035,328

	Par	Value
Series 2021-43A, Class ER, 8.48% (3 mo. Term SOFR + 4.60%), 07/17/2036(b)	$1,670,000	$1,643,735
Series 2021-44A, Class ER, 9.04% (3 mo. Term SOFR + 5.15%), 10/16/2035(b)	2,400,000	2,376,819
Series 2022-49A, Class ER, 9.36% (3 mo. Term SOFR + 5.50%), 07/25/2035(b)	2,875,000	2,881,393
Series 2022-50A, Class ER, 9.36% (3 mo. Term SOFR + 5.50%), 07/23/2036(b)	3,000,000	3,006,550
Series 2024-59A, Class E, 8.66% (3 mo. Term SOFR + 4.80%), 01/23/2039(b)	1,000,000	1,002,809
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2024-56A, Class E, 9.62% (3 mo. Term SOFR + 5.75%), 07/24/2037(b)	1,395,000	1,409,167
Ocean Trails CLO, Series 2024-16A, Class E, 10.57% (3 mo. Term SOFR + 6.69%), 01/20/2038(b)	1,000,000	1,024,816
OCP CLO Ltd.
Series 2017-14A, Class A1R, 5.25% (3 mo. Term SOFR + 1.37%), 07/20/2037(b)	2,000,000	2,006,067
Series 2019-17A, Class D1R2, 6.98% (3 mo. Term SOFR + 3.10%), 07/20/2037(b)	1,500,000	1,511,433
Series 2024-37A, Class E, 9.40% (3 mo. Term SOFR + 5.50%), 10/15/2037(b)	2,090,000	2,114,300
Series 2025-40A, Class SUB, 0.00%, 04/16/2038(b)(c)(d)	1,000,000	773,790
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 5.29% (3 mo. Term SOFR + 1.38%), 07/15/2034(b)	1,000,000	1,000,983
OHA Credit Funding
Series 2018-1A, Class ER, 10.38% (3 mo. Term SOFR + 6.50%), 04/20/2037(b)	1,000,000	1,012,067
Series 2019-3A, Class ER2, 8.88% (3 mo. Term SOFR + 5.00%), 01/20/2038(b)	1,860,000	1,862,682
Series 2020-5A, Class ER, 9.28% (3 mo. Term SOFR + 5.40%), 10/18/2037(b)	2,000,000	1,999,184
Series 2022-11A, Class ER, 9.28% (3 mo. Term SOFR + 5.40%), 07/19/2037(b)	3,000,000	3,010,194
Series 2025-21A, Class E, 8.60% (3 mo. Term SOFR + 4.65%), 10/20/2038(b)	2,000,000	2,004,867
Series 2025-22A, Class E, 9.83% (3 mo. Term SOFR + 5.55%), 07/20/2038(b)	1,275,000	1,286,475

The accompanying notes are an integral part of these financial statements.

5

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
OHA Credit Partners Ltd.
Series 2015-11A, Class ER2, 9.63% (3 mo. Term SOFR + 5.75%), 04/20/2037(b)	$1,330,000	$1,330,215
Series 2017-14A, Class ER, 9.32% (3 mo. Term SOFR + 5.45%), 07/21/2037(b)	1,175,000	1,178,623
Series 2021-16A, Class ER, 9.38% (3 mo. Term SOFR + 5.50%), 10/18/2037(b)	1,000,000	1,006,035
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.58% (3 mo. Term SOFR + 5.70%), 07/20/2037(b)	1,625,000	1,637,461
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class DR, 8.62% (3 mo. Term SOFR + 4.75%), 07/24/2031(b)	1,000,000	1,001,217
Series 2024-2A, Class D, 8.60% (3 mo. Term SOFR + 4.70%), 01/15/2033(b)	1,000,000	1,001,833
Series 2024-3A, Class D, 9.63% (3 mo. Term SOFR + 5.40%), 08/08/2032(b)	1,000,000	1,001,891
Parallel CLO Ltd., Series 2020-1A, Class A1R, 5.37% (3 mo. Term SOFR + 1.48%), 07/20/2034(b)	2,000,000	2,002,238
Pikes Peak CLO, Series 2020-6A, Class ERR, 8.79% (3 mo. Term SOFR + 4.60%), 05/18/2034(b)	3,000,000	2,948,225
Point Au Roche Park CLO, Series 2021-1A, Class E, 10.25% (3 mo. Term SOFR + 6.36%), 07/20/2034(b)	370,000	372,053
Rad CLO
Series 2021-12A, Class A1AR, 5.16% (3 mo. Term SOFR + 1.32%), 07/30/2040(b)	5,000,000	5,015,365
Series 2024-25A, Class D1, 7.03% (3 mo. Term SOFR + 3.15%), 07/20/2037(b)	2,500,000	2,512,249
RR Ltd./Cayman Islands, Series 2020-8A, Class DR, 10.15% (3 mo. Term SOFR + 6.25%), 07/15/2037(b)	1,000,000	1,005,070
Symphony CLO Ltd., Series 2022-37A, Class DR, 8.78% (3 mo. Term SOFR + 4.90%), 01/20/2037(b)	1,250,000	1,252,915
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.52% (3 mo. Term SOFR + 7.63%), 01/18/2035(b)	1,925,000	1,936,598
Voya CLO Ltd., Series 2020-2A, Class A1RR, 5.19% (3 mo. Term SOFR + 1.31%), 01/20/2038(b)	5,000,000	5,012,485
Wellington Management Clo 2 Ltd., Series 2024-2A, Class E, 10.78% (3 mo. Term SOFR + 6.90%), 04/20/2037(b)	1,510,000	1,544,645

	Par	Value
Wellington Management CLO Ltd., Series 2023-1A, Class ER, 0.00% (3 mo. Term SOFR + 5.50%), 10/20/2038(b)	$1,825,000	$1,829,563
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $180,382,977)		180,439,258
CORPORATE BONDS - 7.7%
Communication Services - 0.3%
Discovery Communications LLC, 3.63%, 05/15/2030	2,000,000	1,853,500
Consumer Discretionary - 2.1%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030(b)	2,000,000	1,893,728
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)(e)	2,000,000	1,882,707
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	2,000,000	1,572,525
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031(b)	2,000,000	1,677,027
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/2031(b)	3,000,000	2,674,939
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	2,000,000	1,962,790
		11,663,716
Energy - 1.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	2,000,000	2,001,073
Enerflex Ltd., 9.00%, 10/15/2027(b)	1,800,000	1,842,750
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054(e)	2,000,000	2,068,900
		5,912,723
Financials - 1.3%
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	3,000,000	3,175,200
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	1,000,000	1,062,770
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual(b)	3,000,000	3,062,514
		7,300,484
Health Care - 0.3%
Medline Borrower LP, 3.88%, 04/01/2029(b)	1,500,000	1,459,459
Industrials - 0.7%
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	2,000,000	1,958,168

The accompanying notes are an integral part of these financial statements.

6

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Oregon Tool Lux LP, 7.88%, 10/15/2029(b)	$397,800	$206,856
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	2,000,000	2,051,988
		4,217,012
Information Technology - 0.3%
UKG, Inc., 6.88%, 02/01/2031(b)	1,500,000	1,545,175
Materials - 0.4%
Olympus Water US Holding Corp., 7.25%, 06/15/2031(b)	2,000,000	1,998,100
Standard Industries, Inc., 4.75%, 01/15/2028(b)	500,000	498,765
		2,496,865
Utilities - 1.3%
Calpine Corp., 5.13%, 03/15/2028(b)	2,000,000	2,000,928
NRG Energy, Inc., 3.63%, 02/15/2031(b)	1,500,000	1,401,254
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	2,000,000	1,963,965
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029(b)(e)	2,000,000	2,058,316
		7,424,463
TOTAL CORPORATE BONDS (Cost $44,004,726)		43,873,397
	Shares
EXCHANGE TRADED FUNDS - 1.5%
iShares 0-5 Year High Yield Corporate Bond ETF	46,980	2,023,898
iShares iBoxx $ High Yield Corporate Bond ETF(e)	27,002	2,181,762
State Street SPDR Bloomberg High Yield Bond ETF(e)	22,196	2,161,668
State Street SPDR Bloomberg Short Term High Yield Bond ETF	79,365	2,019,046
TOTAL EXCHANGE TRADED FUNDS (Cost $8,204,260)		8,386,374
CLOSED-END FUNDS - 0.0%(f)
Eagle Point Credit Co., Inc.(e)	1,905	11,830
TOTAL CLOSED-END FUNDS (Cost $33,494)		11,830

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(g)	7,050,439	$7,050,439
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,050,439)		7,050,439
TOTAL INVESTMENTS - 99.9% (Cost $568,244,057)		$567,083,976
Other Assets in Excess of Liabilities - 0.1%		331,700
TOTAL NET ASSETS - 100.0%		$567,415,676

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
The accompanying notes are an integral part of these financial statements.

7

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)
(a)
As of October 31, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Savor Acquisition, Inc.	First Lien	$431,035	$0	$431,035
		$431,035	$0	$431,035

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $217,215,055 or 38.3% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $6,902,514.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

Pacer Cash Cows Fund of Funds ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.9%
Pacer Developed Markets International Cash Cows 100 ETF(a)(b)	478,776	$18,198,275
Pacer Global Cash Cows Dividend ETF(a)(b)	441,571	17,601,020
Pacer US Cash Cows 100 ETF(a)(b)	302,468	17,524,996
Pacer US Cash Cows Growth ETF(a)(b)	326,211	17,387,699
Pacer US Small Cap Cash Cows ETF(a)(b)	394,003	17,095,790
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $75,045,762)		87,807,780
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(c)	14,373,000	14,373,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,373,000)		14,373,000
TOTAL INVESTMENTS - 116.3% (Cost $89,418,762)		$102,180,780
Liabilities in Excess of Other Assets - (16.3)%		(14,339,132)
TOTAL NET ASSETS - 100.0%		$87,841,648

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $14,116,935.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 24.8%
Airbnb, Inc. - Class A(a)	513	$64,915
Amazon.com, Inc.(a)	275	67,160
Aptiv PLC(a)	776	62,934
AutoZone, Inc.(a)	15	55,116
Best Buy Co., Inc.	827	67,930
Booking Holdings, Inc.	12	60,933
Carnival Corp.(a)	2,021	58,265
Chipotle Mexican Grill, Inc.(a)	1,637	51,877
Darden Restaurants, Inc.	299	53,865
Deckers Outdoor Corp.(a)	555	45,232
Domino's Pizza, Inc.	140	55,784
DoorDash, Inc. - Class A(a)	246	62,575
DR Horton, Inc.	359	53,520
eBay, Inc.	694	56,429
Expedia Group, Inc.	293	64,460
Ford Motor Co.	5,553	72,911
Garmin Ltd.	268	57,336
General Motors Co.	1,105	76,344
Genuine Parts Co.	454	57,799
Hasbro, Inc.	816	62,269
Hilton Worldwide Holdings, Inc.	232	59,615
Home Depot, Inc.	153	58,077
Las Vegas Sands Corp.	1,163	69,024
Lennar Corp. - Class A	464	57,429
LKQ Corp.	1,976	63,153
Lowe’s Cos., Inc.	237	56,437
Lululemon Athletica, Inc.(a)	386	65,828
Marriott International, Inc.	241	62,800
McDonald’s Corp.	207	61,775
MGM Resorts International(a)	1,763	56,469
Mohawk Industries, Inc.(a)	467	53,070
NIKE, Inc. - Class B	854	55,160
Norwegian Cruise Line Holdings Ltd.(a)	2,492	55,871
NVR, Inc.(a)	8	57,687
O’Reilly Automotive, Inc.(a)	603	56,947
Pool Corp.	198	52,878
PulteGroup, Inc.	468	56,099
Ralph Lauren Corp.	202	64,571
Ross Stores, Inc.	424	67,382
Royal Caribbean Cruises Ltd.	185	53,064
Starbucks Corp.	765	61,866
Tapestry, Inc.	601	66,002
Tesla Motors, Inc.(a)	182	83,094
TJX Cos., Inc.	453	63,483
Tractor Supply Co.	1,084	58,655
Ulta Beauty, Inc.(a)	125	64,985
Williams-Sonoma, Inc.	312	60,634
Wynn Resorts Ltd.	515	61,280
Yum! Brands, Inc.	434	59,983
		2,970,972

	Shares	Value
Industrials - 25.1%(b)
3M Co.	247	$41,126
A O Smith Corp.	523	34,513
Allegion PLC	222	36,801
AMETEK, Inc.	202	40,826
Automatic Data Processing, Inc.	129	33,579
Axon Enterprise, Inc.(a)	52	38,076
Boeing Co.(a)	166	33,369
Broadridge Financial Solutions, Inc.	151	33,280
Builders FirstSource, Inc.(a)	270	31,366
Carrier Global Corp.	607	36,110
Caterpillar, Inc.	89	51,376
CH Robinson Worldwide, Inc.	297	45,735
Cintas Corp.	188	34,455
Copart, Inc.(a)	782	33,634
CSX Corp.	1,184	42,648
Cummins, Inc.	93	40,704
Dayforce, Inc.(a)	551	37,876
Deere & Co.	80	36,930
Delta Air Lines, Inc.	618	35,461
Dover Corp.	216	39,195
Eaton Corp. PLC	104	39,682
EMCOR Group, Inc.	60	40,547
Emerson Electric Co.	283	39,498
Equifax, Inc.	154	32,509
Expeditors International of Washington, Inc.	312	38,033
Fastenal Co.	791	32,550
FedEx Corp.	168	42,642
Fortive Corp.	794	39,970
GE Vernova, Inc.	60	35,108
Generac Holdings, Inc.(a)	204	34,276
General Dynamics Corp.	117	40,353
General Electric Co.	133	41,090
Honeywell International, Inc.	190	38,253
Howmet Aerospace, Inc.	206	42,426
Hubbell, Inc.	85	39,950
Huntington Ingalls Industries, Inc.	139	44,761
IDEX Corp.	236	40,465
Illinois Tool Works, Inc.	144	35,124
Ingersoll Rand, Inc.	472	36,028
Jacobs Solutions, Inc.	262	40,822
JB Hunt Trasport Services, Inc.	277	46,774
Johnson Controls International PLC	352	40,265
L3Harris Technologies, Inc.	137	39,607
Leidos Holdings, Inc.	210	39,999
Lennox International, Inc.	67	33,835
Lockheed Martin Corp.	81	39,842
Masco Corp.	518	33,546
Nordson Corp.	169	39,200
Norfolk Southern Corp.	139	39,390
Northrop Grumman Corp.	65	37,924
Old Dominion Freight Line, Inc.	259	36,369
Otis Worldwide Corp.	433	40,165

The accompanying notes are an integral part of these financial statements.

10

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
PACCAR, Inc.	384	$37,786
Parker-Hannifin Corp.	50	38,641
Paychex, Inc.	285	33,354
Paycom Software, Inc.	171	31,992
Pentair PLC	347	36,903
Quanta Services, Inc.	97	43,566
Republic Services, Inc.	166	34,568
Rockwell Automation, Inc.	111	40,888
Rollins, Inc.	673	38,772
RTX Corp.	244	43,554
Snap-On, Inc.	116	38,924
Southwest Airlines Co.	1,219	36,936
Stanley Black & Decker, Inc.	492	33,318
Textron, Inc.	468	37,819
Trane Technologies PLC	90	40,378
TransDigm Group, Inc.	30	39,255
Uber Technologies, Inc.(a)	402	38,793
Union Pacific Corp.	176	38,785
United Airlines Holdings, Inc.(a)	352	33,102
United Parcel Service, Inc. - Class B	452	43,582
United Rentals, Inc.	40	34,847
Veralto Corp.	357	35,229
Verisk Analytics, Inc.	144	31,501
W.W. Grainger, Inc.	38	37,202
Waste Management, Inc.	174	34,760
Westinghouse Air Brake Technologies Corp.	200	40,888
Xylem, Inc.	275	41,484
		3,014,890
Information Technology - 25.2%(b)
Accenture PLC - Class A	166	41,517
Adobe, Inc.(a)	115	39,136
Advanced Micro Devices, Inc.(a)	253	64,798
Akamai Technologies, Inc.(a)	526	39,503
Amphenol Corp.	339	47,236
Analog Devices, Inc.	163	38,163
Apple, Inc.	178	48,126
Applied Materials, Inc.	247	57,576
AppLovin Corp. - Class A(a)	71	45,250
Arista Networks, Inc.(a)	268	42,261
Autodesk, Inc.(a)	124	37,366
Broadcom, Inc.	109	40,290
Cadence Design System, Inc.(a)	119	40,304
CDW Corp.	236	37,611
Cisco Systems, Inc.	593	43,354
Cognizant Technology Solutions Corp.	584	42,562
Corning, Inc.	539	48,014
Crowdstrike Holdings, Inc. - Class A(a)	95	51,586
Datadog, Inc. - Class A(a)	290	47,215
Dell Technologies, Inc. - Class C	324	52,491
EPAM Systems, Inc.(a)	263	43,011
F5, Inc.(a)	123	31,125

	Shares	Value
Fair Isaac Corp.(a)	28	$46,467
First Solar, Inc.(a)	198	52,854
Fortinet, Inc.(a)	508	43,906
Gartner, Inc.(a)	173	42,963
Gen Digital, Inc.	1,382	36,429
GoDaddy, Inc. - Class A(a)	278	37,010
Hewlett Packard Enterprise Co.	1,655	40,415
HP, Inc.	1,425	39,430
Intel Corp.(a)	1,633	65,304
International Business Machines Corp.	157	48,263
Intuit, Inc.	61	40,720
Jabil, Inc.	187	41,306
Keysight Technologies, Inc.(a)	237	43,361
KLA Corp.	43	51,976
Lam Research Corp.	376	59,205
Microchip Technology, Inc.	624	38,950
Micron Technology, Inc.	288	64,446
Microsoft Corp.	83	42,978
Monolithic Power Systems, Inc.	47	47,235
Motorola Solutions, Inc.	83	33,757
NetApp, Inc.	327	38,514
NVIDIA Corp.	228	46,168
NXP Semiconductors NV	184	38,478
ON Semiconductor Corp.(a)	840	42,067
Oracle Corp.	123	32,301
Palantir Technologies, Inc. - Class A(a)	242	48,514
Palo Alto Networks, Inc.(a)	204	44,929
PTC, Inc.(a)	197	39,112
Qualcomm, Inc.	254	45,949
Roper Technologies, Inc.	78	34,800
salesforce.com, Inc.	166	43,228
Seagate Technology Holdings PLC	209	53,479
ServiceNow, Inc.(a)	45	41,368
Skyworks Solutions, Inc.	548	42,591
Super Micro Computer, Inc.(a)	921	47,855
Synopsys, Inc.(a)	104	47,197
TE Connectivity PLC	192	47,426
Teledyne Technologies, Inc.(a)	74	38,985
Teradyne, Inc.	343	62,344
Texas Instruments, Inc.	219	35,360
Trimble, Inc.(a)	504	40,194
Tyler Technologies, Inc.(a)	74	35,243
VeriSign, Inc.	142	34,052
Western Digital Corp.	425	63,839
Workday, Inc. - Class A(a)	178	42,706
Zebra Technologies Corp.(a)	132	35,541
		3,017,710
Materials - 24.3%
Air Products & Chemicals, Inc.	398	96,551
Albemarle Corp.	1,508	148,131
Amcor PLC	13,932	110,063
Avery Dennison Corp.	663	115,952
Ball Corp.	2,291	107,677
CF Industries Holdings, Inc.	1,319	109,860

The accompanying notes are an integral part of these financial statements.

11

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Corteva, Inc.	1,598	$98,181
Dow, Inc.	4,813	114,790
DuPont de Nemours, Inc.	1,438	117,413
Eastman Chemical Co.	1,762	104,874
Ecolab, Inc.	426	109,226
Freeport-McMoRan, Inc.	2,556	106,585
International Flavors & Fragrances, Inc.	1,779	112,024
International Paper Co.	2,468	95,364
Linde PLC	242	101,229
LyondellBasell Industries NV	2,108	97,853
Martin Marietta Materials, Inc.	187	114,650
Mosaic Co.	3,433	94,236
Newmont Goldcorp Corp.	1,462	118,378
Nucor Corp.	770	115,539
Packaging Corp. of America	538	105,319
PPG Industries, Inc.	1,054	103,028
Sherwin-Williams Co.	323	111,416
Smurfit WestRock PLC	2,534	93,555
Solstice Advanced Materials, Inc.(a)	1,662	74,906
Steel Dynamics, Inc.	828	129,830
Vulcan Materials Co.	389	112,615
		2,919,245
TOTAL COMMON STOCKS (Cost $11,923,796)		11,922,817
RIGHTS - 0.0%(c)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00(a)(d)	17,786	0
TOTAL RIGHTS (Cost $0)		0
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(e)	2,646,709	2,646,709
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,646,709)		2,646,709
TOTAL INVESTMENTS - 121.5% (Cost $14,570,505)		$14,569,526
Liabilities in Excess of Other Assets - (21.5)%		(2,575,663)
TOTAL NET ASSETS - 100.0%		$11,993,863

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2025.

(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

Pacer Data & Infrastructure Real Estate ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 63.5%
Real Estate - 63.5%(a)
American Tower Corp.	331,014	$59,244,886
Crown Castle, Inc.(b)	203,052	18,319,351
Digital Realty Trust, Inc.	372,092	63,408,198
Equinix, Inc.	81,811	69,212,924
Iron Mountain, Inc.	200,241	20,614,811
Keppel DC REIT	11,053,971	20,299,659
SBA Communications Corp.	96,874	18,549,433
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $273,201,336)		269,649,262
COMMON STOCKS - 36.4%
Communication Services - 23.4%
Cellnex Telecom SA(c)	542,307	16,918,927
China Tower Corp. Ltd.(c)	13,214,405	19,093,406
Eutelsat Communications SACA(b)(d)	739,180	2,862,360
Helios Towers PLC(d)	4,276,841	8,406,236
HKBN Ltd.	3,951,593	3,472,553
Infrastrutture Wireless Italiane SpA(c)	1,629,158	17,910,584
Iridium Communications, Inc.	517,793	9,915,736
SES SA	2,089,840	16,028,378
Uniti Group, Inc.(d)	806,083	4,643,038
		99,251,218
Financials - 2.5%
DigitalBridge Group, Inc.(b)	907,162	10,731,727
Information Technology - 10.5%
GDS Holdings Ltd. - ADR(b)(d)	507,312	18,111,038
NEXTDC Ltd.(d)	1,698,807	17,527,118
SUNeVision Holdings Ltd.	3,412,419	2,651,889
Vnet Group, Inc. - ADR(b)(d)	625,440	6,504,576
		44,794,621
TOTAL COMMON STOCKS (Cost $151,335,661)		154,777,566

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(e)	28,834,365	$28,834,365
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $28,834,365)		28,834,365
TOTAL INVESTMENTS - 106.7% (Cost $453,371,362)		$453,261,193
Liabilities in Excess of Other Assets - (6.7)%		(28,443,062)
TOTAL NET ASSETS - 100.0%		$424,818,131

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $27,917,455.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $53,922,917 or 12.7% of the Fund’s net assets.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

Pacer Data and Digital Revolution ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Industrials - 8.6%
AAON, Inc.(a)	6,512	$640,716
Atkore, Inc.	2,646	183,236
Carrier Global Corp.	68,173	4,055,612
Johnson Controls International PLC	52,462	6,001,128
Legrand SA	21,355	3,684,871
Lennox International, Inc.	2,835	1,431,675
Nexans SA	3,519	495,519
nVent Electric PLC	12,841	1,468,368
SPX Technologies, Inc.(b)	3,711	830,856
Time Interconnect Technology Ltd.	156,095	314,311
Trane Technologies PLC	17,842	8,004,813
		27,111,105
Information Technology - 91.4%(c)
A10 Networks, Inc.	5,700	101,688
Advanced Micro Devices, Inc.(b)	80,527	20,624,575
Akamai Technologies, Inc.(b)	11,724	880,472
Ambarella, Inc.(b)	3,312	282,282
Arista Networks, Inc.(b)	86,620	13,659,108
ARM Holdings PLC - ADR(a)(b)	84,962	14,428,247
AvePoint, Inc.(b)	16,949	238,472
Belden, Inc.	3,096	377,248
BlackBerry Ltd.(b)	47,577	232,596
Broadcom, Inc.	87,531	32,354,084
Calix, Inc.(b)	5,216	356,879
CGI, Inc.	15,886	1,383,895
Check Point Software Technologies Ltd.(b)	8,682	1,698,894
Ciena Corp.(b)	11,306	2,147,235
Cisco Systems, Inc.	196,244	14,347,399
Commvault Systems, Inc.(b)	3,508	488,384
Computacenter PLC	8,570	322,704
Confluent, Inc. - Class A(b)	23,297	544,451
Credo Technology Group Holding Ltd.(b)	13,704	2,571,144
Crowdstrike Holdings, Inc. - Class A(b)	19,968	10,842,824
CyberArk Software Ltd.(b)	4,016	2,091,452
Datadog, Inc. - Class A(b)	25,612	4,169,890
Digi International, Inc.(b)	2,886	105,858
DigitalOcean Holdings, Inc.(a)(b)	7,222	293,647
Dropbox, Inc. - Class A(b)	16,327	473,483
DXC Technology Co.(b)	14,338	203,600
Dynatrace, Inc.(b)	24,119	1,219,698
Elastic NV(b)	8,333	743,470
ePlus, Inc.	2,026	148,222
Extreme Networks, Inc.(b)	10,651	202,582
F5, Inc.(b)	4,582	1,159,475
Fortinet, Inc.(b)	61,262	5,294,875
Hewlett Packard Enterprise Co.	105,101	2,566,566
Informatica, Inc. - Class A(b)	20,854	518,639
Intel Corp.(b)	350,799	14,028,452
InterDigital, Inc.(a)	2,030	734,779
Kingsoft Cloud Holdings Ltd.(b)	335,099	280,679
Marvell Technology, Inc.	69,054	6,473,122
MongoDB, Inc.(b)	6,527	2,348,545

	Shares	Value
Motorola Solutions, Inc.	13,346	$5,427,952
NetApp, Inc.	16,012	1,885,893
NetScout Systems, Inc.(b)	5,693	158,265
Nokia OYJ	444,717	3,009,950
Nutanix, Inc.(b)	21,483	1,530,449
NVIDIA Corp.	146,159	29,595,736
Okta, Inc.(b)	13,304	1,217,715
Oracle Corp.	106,828	28,054,101
Oracle Corp. Japan	10,236	945,495
Palo Alto Networks, Inc.(b)	53,515	11,786,144
Pure Storage, Inc.(a)(b)	26,111	2,577,156
Qorvo, Inc.(b)	7,396	702,028
Qualys, Inc.(b)	2,848	351,044
Radware Ltd.(b)	3,331	85,374
Rapid7, Inc.(b)	5,056	93,587
Rubrik, Inc. - Class A(b)	9,822	739,302
Seagate Technology Holdings PLC	17,035	4,358,916
Semtech Corp.(b)	6,816	462,534
SentinelOne, Inc. - Class A(b)	25,444	454,175
Silicon Motion Technology Corp. - ADR	2,657	260,678
Snowflake, Inc.(b)	26,762	7,356,339
Softcat PLC	16,362	343,526
Strategy, Inc.(b)	21,120	5,692,051
Super Micro Computer, Inc.(b)	47,783	2,482,805
TE Connectivity PLC	23,673	5,847,468
Tenable Holdings, Inc.(b)	9,781	283,845
Teradata Corp.(b)	7,458	155,499
Trend Micro, Inc.	11,290	577,710
Ubiquiti, Inc.	4,867	3,831,205
Varonis Systems, Inc.(b)	8,932	314,674
VSTECS Holdings Ltd.	114,676	142,235
Western Digital Corp.	27,948	4,198,069
Zscaler, Inc.(b)	12,457	4,125,011
		289,986,546
TOTAL COMMON STOCKS (Cost $266,371,215)		317,097,651
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	13,140,105	13,140,105
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,140,105)		13,140,105
TOTAL INVESTMENTS - 104.1% (Cost $279,511,320)		$330,237,756
Liabilities in Excess of Other Assets - (4.1)%		(13,058,586)
TOTAL NET ASSETS - 100.0%		$317,179,170

The accompanying notes are an integral part of these financial statements.

14

Pacer Data and Digital Revolution ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $13,096,882.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Australia - 4.1%
BHP Group Ltd.	951,582	$27,052,859
Fortescue Ltd.	1,458,786	20,320,970
Qantas Airways Ltd.	612,835	4,089,977
Whitehaven Coal Ltd.	768,795	3,621,765
		55,085,571
Canada - 6.7%
Canadian Natural Resources Ltd.	746,164	23,871,077
Cenovus Energy, Inc.	818,246	13,826,552
Imperial Oil Ltd.	205,497	18,175,397
Magna International, Inc.(a)	180,809	8,541,873
Suncor Energy, Inc.	640,346	25,498,787
		89,913,686
China - 0.9%
Lenovo Group Ltd.	6,353,804	9,288,816
Shenzhou International Group Holdings Ltd.	387,683	3,347,708
		12,636,524
Denmark - 3.3%
AP Moller - Maersk AS - Class B	12,524	25,815,606
Genmab AS(b)	22,971	6,516,596
Vestas Wind Systems AS	566,806	11,543,545
		43,875,747
Finland - 0.8%
Nokia OYJ	1,602,861	10,833,912
France - 10.7%
Bouygues SA	390,895	17,630,533
Capgemini SE	64,179	9,875,741
Carrefour SA	829,724	12,480,720
Cie Generale des Etablissements Michelin SCA	272,191	8,687,447
Dassault Aviation SA	21,360	6,864,193
Eiffage SA	99,720	12,264,283
Publicis Groupe SA	95,997	9,604,458
Renault SA	409,875	15,921,237
Teleperformance SE	65,445	4,673,942
TotalEnergies SE	396,542	24,659,037
Vinci SA	163,857	21,889,907
		144,551,498
Germany - 7.6%
Aumovio SE(b)	53,315	2,292,185
Bayer AG	678,277	21,069,845
Continental AG	107,219	8,092,373
Daimler AG	403,771	26,160,388
Deutsche Post AG	508,472	23,326,285
Deutsche Telekom AG	612,930	18,997,531
Evonik Industries AG	196,388	3,289,092
		103,227,699

	Shares	Value
Hong Kong - 2.4%
Orient Overseas International Ltd.	660,873	$11,439,012
SITC International Holdings Co. Ltd.	1,356,093	4,994,676
Techtronic Industries Co. Ltd.	637,045	7,443,963
WH Group Ltd.(c)	8,273,097	7,942,463
		31,820,114
Italy - 3.2%
Buzzi SpA	60,698	3,648,583
Eni SpA	1,553,436	28,548,686
Telecom Italia SpA(b)	19,281,545	11,361,303
		43,558,572
Japan - 19.0%
ANA Holdings, Inc.	283,804	5,320,289
Daifuku Co. Ltd.	118,954	3,803,811
Dentsu Group, Inc.	192,810	3,808,407
ENEOS Holdings, Inc.	2,140,538	13,511,877
Idemitsu Kosan Co. Ltd.	1,572,483	10,933,200
Inpex Corp.	773,192	14,253,705
Isuzu Motors Ltd.	341,611	4,200,589
J Front Retailing Co. Ltd.	147,165	2,217,359
Kawasaki Kisen Kaisha Ltd.	259,808	3,730,810
Kobe Steel Ltd.	308,907	3,641,098
LY Corp.	4,067,496	11,956,237
Makita Corp.	141,775	4,301,732
Mazda Motor Corp.	1,167,703	8,122,624
Mitsubishi Corp.	1,187,812	28,610,461
Murata Manufacturing Co. Ltd.	631,465	13,898,704
Nexon Co. Ltd.	212,430	4,342,058
Nippon Steel Corp.	4,241,506	17,512,623
Nitto Denko Corp.	197,909	4,949,330
Ono Pharmaceutical Co. Ltd.	218,077	2,655,386
Otsuka Holdings Co. Ltd.	193,664	10,523,278
Seiko Epson Corp.	219,658	2,788,663
Shionogi & Co. Ltd.	277,405	4,644,117
Sony Financial Holdings, Inc.(b)	885,783	893,198
Sony Group Corp.	892,745	25,094,876
Subaru Corp.	617,953	13,164,231
Sumitomo Electric Industries Ltd.	326,847	11,982,905
Suzuki Motor Corp.	897,154	13,436,061
TDK Corp.	738,532	12,809,656
		257,107,285
Luxembourg - 0.8%
Tenaris SA	569,875	11,353,884
Mexico - 0.5%
Fresnillo PLC	229,288	6,693,001
Netherlands - 1.4%
Koninklijke Ahold Delhaize NV	460,431	18,845,632
Norway - 2.2%
Aker BP ASA	255,494	6,631,228
Equinor ASA	967,420	23,112,831
		29,744,059

The accompanying notes are an integral part of these financial statements.

16

Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Singapore - 0.7%
Singapore Airlines Ltd.	1,909,781	$9,727,910
South Korea - 13.2%
HD Hyundai Heavy Industries Co. Ltd.	41,897	17,643,938
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	75,175	25,009,967
HMM Co. Ltd.	508,566	7,335,344
Kia Corp.	345,088	29,040,920
Krafton, Inc.(b)	14,178	2,746,537
Samsung Electronics Co. Ltd.	542,352	40,921,453
SK hynix, Inc.	143,100	56,145,218
		178,843,377
Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	163,651	13,430,560
Telefonica SA	4,423,224	22,366,707
		35,797,267
Sweden - 2.8%
Evolution AB(c)	88,218	5,898,379
H & M Hennes & Mauritz AB - Class B(a)	597,376	11,337,269
Telefonaktiebolaget LM Ericsson - Class B	2,062,549	20,798,631
		38,034,279
Switzerland - 2.3%
Adecco Group AG	88,767	2,473,012
Glencore PLC	6,029,358	28,867,192
		31,340,204
United Kingdom - 13.3%
Associated British Foods PLC	272,946	8,229,149
Berkeley Group Holdings PLC	34,795	1,841,204
BP PLC	4,817,886	27,994,259
British American Tobacco PLC	494,643	25,368,640
Bunzl PLC	148,651	4,514,932
Imperial Brands PLC	364,374	14,479,991
International Consolidated Airlines Group SA	3,830,521	21,029,344
J Sainsbury PLC	1,787,467	8,021,423
Kingfisher PLC	1,536,893	6,234,713
Marks & Spencer Group PLC	813,700	4,252,307
Shell PLC	694,703	25,987,136
Vodafone Group PLC	23,678,451	28,661,374
WPP PLC	896,268	3,385,098
		179,999,570
TOTAL COMMON STOCKS (Cost $1,124,791,444)		1,332,989,791

	Shares	Value
PREFERRED STOCKS - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA, 0.00%	152,282	$12,332,530
TOTAL PREFERRED STOCKS (Cost $13,025,417)		12,332,530
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	17,182,115	17,182,115
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,182,115)		17,182,115
TOTAL INVESTMENTS - 100.8% (Cost $1,154,998,976)		$1,362,504,436
Liabilities in Excess of Other Assets - (0.8)%		(11,254,139)
TOTAL NET ASSETS - 100.0%		$1,351,250,297

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $16,746,753.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $13,840,842 or 1.0% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Brazil - 7.9%
Ambev SA	846,367	$2,005,814
CPFL Energia SA	209,609	1,616,108
Lojas Renner SA	120,768	332,227
Rede D'Or Sao Luiz SA(a)	157,321	1,262,674
Telefonica Brasil SA	385,927	2,314,149
TIM SA	457,869	2,064,685
		9,595,657
Chile - 2.1%
Cia Sud Americana de Vapores SA	7,797,006	387,968
Enel Chile SA	11,601,305	886,207
Latam Airlines Group SA(b)	58,656,805	1,336,744
		2,610,919
China - 28.3%(c)
China Coal Energy Co. Ltd. - Class H	1,948,810	2,746,198
China Communications Services Corp. Ltd. - Class H	1,360,815	816,081
China Hongqiao Group Ltd.	1,140,462	4,332,568
China Literature Ltd.(a)(b)	118,037	634,651
CMOC Group Ltd. - Class H	2,439,795	5,281,139
COSCO Shipping Holdings Co. Ltd. - Class H	1,265,479	2,196,924
Dongfeng Motor Group Co. Ltd. - Class H(b)	2,078,836	2,514,759
Hisense Home Appliances Group Co. Ltd.	211,811	625,302
JD Logistics, Inc.(a)(b)	1,367,455	2,227,896
JD.com, Inc. - Class A	128,989	2,118,125
Kingsoft Corp. Ltd.	164,978	718,888
Li Ning Co. Ltd.	337,733	733,659
New Oriental Education & Technology Group, Inc.(b)	194,814	1,170,807
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	521,394	364,346
Shanghai Electric Group Co. Ltd. - Class H(b)	6,011,162	3,504,329
Sinotruk Hong Kong Ltd.	385,941	1,289,359
Topsports International Holdings Ltd.(a)	1,156,636	458,454
Yangzijiang Shipbuilding Holdings Ltd.	1,029,209	2,783,356
		34,516,841
Colombia - 1.8%
Ecopetrol SA	4,747,346	2,192,218
Czech Republic - 1.9%
CEZ AS	38,208	2,340,207
Greece - 1.1%
Hellenic Telecommunications Organization SA	28,488	535,564
OPAP SA	40,342	834,675
		1,370,239

	Shares	Value
Hong Kong - 1.9%
Guangdong Investment Ltd.	1,347,838	$1,281,830
Kunlun Energy Co. Ltd.	1,111,152	1,020,986
		2,302,816
Hungary - 2.1%
Magyar Telekom Telecommunications PLC	132,308	693,704
MOL Hungarian Oil & Gas PLC	120,596	1,060,997
Richter Gedeon Nyrt	23,880	736,042
		2,490,743
Indonesia - 7.1%
Alamtri Resources Indonesia Tbk PT	9,880,233	1,119,918
Astra International Tbk PT	7,507,523	2,776,384
Perusahaan Gas Negara Tbk PT	6,679,652	698,893
Sumber Alfaria Trijaya Tbk PT	2,467,255	298,207
Telekom Indonesia Persero Tbk PT	12,198,450	2,354,602
United Tractors Tbk PT	861,564	1,393,630
		8,641,634
Malaysia - 2.1%
Telekom Malaysia Bhd	339,632	592,004
Tenaga Nasional Bhd	632,704	2,006,282
		2,598,286
Mexico - 5.9%
Alfa SAB de CV - Class A	1,123,897	851,158
Grupo Aeroportuario del Sureste SAB de CV - Class B	20,567	622,307
Grupo Mexico SAB de CV - Class B	375,360	3,238,903
Industrias Penoles SAB de CV(b)	50,106	2,116,839
Kimberly-Clark de Mexico SAB de CV - Class A	177,199	343,458
		7,172,665
Russia - 0.0%(d)
Alrosa PJSC(e)	91,900	0
Inter RAO UES PJSC(b)(e)	1,901,988	0
LUKOIL PJSC - ADR(b)(e)	2,652	0
Magnit PJSC(b)(e)	1,958	0
Magnitogorsk Iron & Steel Works PJSC(e)	106,418	0
Magnitogorsk Iron & Steel Works PJSC - GDR(b)(e)	2,458	0
Severstal PAO(b)(e)	9,320	0
Severstal PAO - GDR(b)(e)	2,129	0
Surgutneftegas PAO(b)(e)	477,461	0
Tatneft PJSC - ADR(b)(e)	3,600	0
		0
South Africa - 4.9%
Exxaro Resources Ltd.	67,957	693,191
Foschini Group Ltd.	42,699	226,825
Harmony Gold Mining Co. Ltd.	38,222	641,975
Kumba Iron Ore Ltd.	70,697	1,407,824
Mr Price Group Ltd.	27,858	332,400
Sasol Ltd.(b)	161,744	1,004,749

The accompanying notes are an integral part of these financial statements.

18

Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Africa - (Continued)
Tiger Brands Ltd.	20,734	$392,735
Vodacom Group Ltd.	161,594	1,305,242
		6,004,941
Taiwan - 10.8%
Alchip Technologies Ltd.	5,953	676,807
Asustek Computer, Inc.	43,270	981,074
Catcher Technology Co. Ltd.	42,379	273,649
Cheng Shin Rubber Industry Co. Ltd.	255,549	265,184
Chicony Electronics Co. Ltd.	52,090	220,282
China Airlines Ltd.	1,059,363	689,218
Compal Electronics, Inc.	849,191	912,975
Eva Airways Corp.	606,272	713,934
Evergreen Marine Corp. Taiwan Ltd.	268,678	1,691,200
Far EasTone Telecommunications Co. Ltd.	285,413	858,811
Foxconn Technology Co. Ltd.	64,410	149,810
Largan Precision Co. Ltd.	6,727	484,705
Micro-Star International Co. Ltd.	59,983	213,661
Novatek Microelectronics Corp.	32,264	412,470
Powertech Technology, Inc.	54,517	306,803
Realtek Semiconductor Corp.	44,994	753,779
Wan Hai Lines Ltd.	394,825	1,054,459
Yageo Corp.	204,755	1,658,502
Zhen Ding Technology Holding Ltd.	151,067	801,012
		13,118,335
Thailand - 7.5%
Advanced Info Service PCL	239,000	2,232,194
Bumrungrad Hospital PCL	53,086	282,381
Charoen Pokphand Foods PCL	1,515,040	988,630
Global Power Synergy PCL	477,383	612,692
PTT Exploration & Production PCL	677,893	2,243,221
PTT Oil & Retail Business PCL(a)	1,222,594	555,810
PTT PCL	2,287,525	2,175,395
		9,090,323
Turkey - 5.2%
BIM Birlesik Magazalar AS	67,535	865,586
Gubre Fabrikalari TAS(b)	26,428	198,898
Migros Ticaret AS	34,441	371,403
Oyak Cimento Fabrikalari AS	233,699	118,144
Turk Hava Yollari AO	289,371	2,005,794
Turk Telekomunikasyon AS(b)	277,443	336,463
Turkcell Iletisim Hizmetleri AS	363,819	862,528
Turkiye Petrol Rafinerileri AS	323,469	1,519,891
		6,278,707

	Shares	Value
United Arab Emirates - 3.7%
Alpha Dhabi Holding PJSC	650,705	$1,775,158
Borouge PLC	2,223,380	1,519,401
Fertiglobe PLC	773,932	526,778
NMDC Group PJSC	104,112	678,027
		4,499,364
TOTAL COMMON STOCKS (Cost $97,546,588)		114,823,895
PREFERRED STOCKS - 5.4%
Brazil - 5.4%
Centrais Eletricas Brasileiras SA, 0.00%	257,417	2,834,963
Cia Energetica de Minas Gerais, 0.00%	447,603	941,805
Gerdau SA, 0.00%	173,403	608,528
Petroleo Brasileiro SA - Petrobras, 0.00%	401,463	2,214,783
TOTAL PREFERRED STOCKS (Cost $5,695,504)		6,600,079
TOTAL INVESTMENTS - 99.7% (Cost $103,242,092)		$121,423,974
Other Assets in Excess of Liabilities - 0.3%		414,618
TOTAL NET ASSETS - 100.0%		$121,838,592

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $5,139,485 or 4.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

19

Pacer Global Cash Cows Dividend ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 4.4%
BHP Group Ltd.	1,885,360	$53,599,563
Fortescue Ltd.	3,318,073	46,220,941
Sonic Healthcare Ltd.	235,328	3,258,115
South32 Ltd.	1,793,864	3,720,711
Treasury Wine Estates Ltd.	471,684	1,848,652
		108,647,982
Canada - 1.6%
Canadian Natural Resources Ltd.	1,257,028	40,214,500
China - 0.7%
Lenovo Group Ltd.	6,276,635	9,176,001
Shenzhou International Group Holdings Ltd.	850,696	7,345,902
		16,521,903
Denmark - 1.6%
AP Moller - Maersk AS - Class B	16,020	33,021,879
Coloplast A/S - Class B	88,060	7,959,304
		40,981,183
France - 10.9%
Cie Generale des Etablissements Michelin SCA	336,999	10,755,907
Engie SA	2,128,556	49,805,418
Kering	48,127	17,019,219
Orange SA	1,785,997	28,481,008
Pernod Ricard SA	151,916	14,876,936
Publicis Groupe SA	107,125	10,717,810
Sanofi SA	463,824	46,833,088
TotalEnergies SE	781,639	48,606,365
Veolia Environnement SA	384,417	12,694,707
Vinci SA	239,739	32,027,099
		271,817,557
Germany - 3.2%
Daimler AG	798,057	51,706,242
Deutsche Post AG	592,915	27,200,130
		78,906,372
Hong Kong - 4.8%
Budweiser Brewing Co. APAC Ltd.(a)	7,933,432	8,045,176
Cathay Pacific Airways Ltd.	5,079,501	7,236,306
Chow Tai Fook Jewellery Group Ltd.	5,019,341	9,831,269
CK Hutchison Holdings Ltd.	2,203,756	14,605,586
CK Infrastructure Holdings Ltd.	1,493,203	9,713,780
CLP Holdings Ltd.	1,440,160	12,287,754
Jardine Matheson Holdings Ltd.	179,636	10,553,615
Orient Overseas International Ltd.	946,997	16,391,516
Power Assets Holdings Ltd.	1,417,513	9,004,310
SITC International Holdings Co. Ltd.	2,846,843	10,485,313
WH Group Ltd.(a)	10,435,094	10,018,056
		118,172,681

	Shares	Value
Ireland - 1.8%
Medtronic PLC	489,958	$44,439,191
Italy - 1.9%
Eni SpA(b)	2,624,395	48,230,522
Japan - 9.4%
Aisin Corp.	295,981	5,328,657
Asahi Kasei Corp.	567,840	4,357,088
Astellas Pharma, Inc.	1,050,143	10,994,781
Bridgestone Corp.	273,053	11,984,495
Canon, Inc.	375,728	10,807,879
ENEOS Holdings, Inc.	1,054,360	6,655,515
Idemitsu Kosan Co. Ltd.	548,180	3,811,400
Inpex Corp.	589,393	10,865,392
Isuzu Motors Ltd.	422,327	5,193,107
Japan Tobacco, Inc.	904,475	31,487,304
JFE Holdings, Inc.	426,033	4,888,971
Kawasaki Kisen Kaisha Ltd.	348,333	5,002,017
Komatsu Ltd.	418,879	14,041,457
Mitsubishi Chemical Group Corp.	686,984	3,593,393
Nippon Steel Corp.	3,387,582	13,986,882
Oracle Corp. Japan	57,104	5,272,791
SoftBank Corp.	21,281,200	30,200,496
Subaru Corp.	349,408	7,443,426
Sumitomo Corp.	484,414	14,100,845
Takeda Pharmaceutical Co. Ltd.	807,120	21,750,499
Toyota Tsusho Corp.	409,095	12,521,583
		234,287,978
Netherlands - 0.5%
Koninklijke Philips NV	434,140	11,879,714
Norway - 1.8%
Equinor ASA	1,889,638	45,145,731
Singapore - 0.5%
Genting Singapore Ltd.	7,858,933	4,407,668
Jardine Cycle & Carriage Ltd.	274,294	6,846,813
		11,254,481
South Korea - 1.4%
Kia Corp.	327,042	27,522,257
Korean Air Lines Co. Ltd.	143,949	2,237,916
LG Corp.	76,472	4,310,020
		34,070,193
Spain - 1.9%
Endesa SA	472,183	16,921,020
Naturgy Energy Group SA	468,521	14,192,206
Telefonica SA	3,292,435	16,648,699
		47,761,925
Sweden - 0.7%
H & M Hennes & Mauritz AB - Class B(b)	869,067	16,493,543

The accompanying notes are an integral part of these financial statements.

20

Pacer Global Cash Cows Dividend ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - 6.6%
Kuehne + Nagel International AG	58,100	$11,118,235
Nestle SA	442,191	42,243,733
Novartis AG	395,271	48,758,686
Roche Holding AG	143,042	46,018,731
Swisscom AG	22,416	16,420,294
		164,559,679
Thailand - 0.2%
Thai Beverage PCL	15,393,476	5,676,758
United Kingdom - 14.7%
BP PLC	9,534,741	55,401,478
British American Tobacco PLC	979,319	50,226,106
Diageo PLC	1,038,981	23,885,876
GSK PLC	1,891,760	44,249,007
Imperial Brands PLC	608,505	24,181,601
Reckitt Benckiser Group PLC	310,633	23,733,812
Rio Tinto PLC	791,861	57,069,001
Shell PLC	1,380,256	51,631,993
Tesco PLC	2,675,556	16,147,324
Vodafone Group PLC	14,688,528	17,779,601
		364,305,799
United States - 30.8%(c)
AbbVie, Inc.	245,950	53,626,938
Altria Group, Inc.	788,861	44,475,983
Amgen, Inc.	160,935	48,027,832
AT&T, Inc.	1,662,838	41,155,241
Bristol-Myers Squibb Co.	964,543	44,436,496
Chevron Corp.	333,047	52,528,173
Comcast Corp. - Class A	1,345,012	37,438,409
ConocoPhillips	535,485	47,583,197
EOG Resources, Inc.	217,929	23,065,605
Exxon Mobil Corp.	447,704	51,199,430
Johnson & Johnson	301,285	56,903,698
Merck & Co., Inc.	592,135	50,911,767
PepsiCo, Inc.	358,946	52,438,421
Pfizer, Inc.	1,998,484	49,262,631
Target Corp.(b)	251,031	23,275,594
United Parcel Service, Inc. - Class B	474,640	45,764,789
Verizon Communications, Inc.	1,065,546	42,344,798
		764,439,002
TOTAL COMMON STOCKS (Cost $2,229,179,046)		2,467,806,694

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	10,311,601	$10,311,601
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,311,601)		10,311,601
TOTAL INVESTMENTS - 99.8% (Cost $2,239,490,647)		$2,478,118,295
Other Assets in Excess of Liabilities - 0.2%		5,139,114
TOTAL NET ASSETS - 100.0%		$2,483,257,409

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PCL - Public Company Limited
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $18,063,232 or 0.7% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $9,819,865.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

21

Pacer Industrial Real Estate ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 96.3%
Real Estate - 96.3%(a)
Big Yellow Group PLC	96,147	$1,404,546
Centuria Industrial REIT	272,379	630,891
CubeSmart	116,968	4,406,184
Dream Industrial Real Estate Investment Trust	145,425	1,253,565
EastGroup Properties, Inc.	27,369	4,776,712
ESR-REIT(b)	309,257	679,529
Extra Space Storage, Inc.	118,859	15,872,431
First Industrial Realty Trust, Inc.	67,752	3,745,331
GLP J-Reit	2,369	2,147,487
Granite Real Estate Investment Trust	31,186	1,752,580
Lexington Realty Trust	150,828	1,431,358
LondonMetric Property PLC	1,101,747	2,752,883
Mapletree Industrial Trust	1,071,508	1,753,466
Mapletree Logistics Trust	1,772,704	1,825,003
National Storage Affiliates Trust	36,275	1,055,240
National Storage REIT	661,726	995,825
Nippon Prologis REIT, Inc.	3,667	2,132,004
Prologis, Inc.	151,686	18,822,716
Public Storage(c)	59,735	16,639,782
Rexford Industrial Realty, Inc.(c)	120,927	4,996,704
Safestore Holdings PLC	110,048	1,033,674
Segro PLC	633,863	5,807,281
STAG Industrial, Inc.(c)	96,242	3,683,181
Terreno Realty Corp.	52,465	2,997,325
Tritax Big Box REIT PLC	1,139,098	2,246,142
Warehouses De Pauw CVA	94,305	2,393,578
WP Carey, Inc.	76,330	5,037,780
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $119,122,212)		112,273,198
COMMON STOCKS - 3.1%
Real Estate - 3.1%
Catena AB	21,932	1,063,328
Sagax AB - Class B	112,690	2,528,934
TOTAL COMMON STOCKS (Cost $3,375,586)		3,592,262

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	24,723,428	$24,723,428
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,723,428)		24,723,428
TOTAL INVESTMENTS - 120.6% (Cost $147,221,226)		$140,588,888
Liabilities in Excess of Other Assets - (20.6)%		(23,988,647)
TOTAL NET ASSETS - 100.0%		$116,600,241

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $24,053,552.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

Pacer Industrials and Logistics ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Energy - 0.8%
ADNOC Logistics & Services	2,586	$4,041
SFL Corp. Ltd.	50	373
		4,414
Industrials - 84.6%(a)
ABB Ltd.	849	63,097
ANE Cayman, Inc.	403	595
AP Moller - Maersk AS - Class B	2	4,129
ArcBest Corp.	8	595
ATS Corp.(b)	34	936
AutoStore Holdings Ltd.(b)(c)	1,175	1,142
Brambles Ltd.	478	7,779
Canadian National Railway Co.	216	20,733
Canadian Pacific Kansas City Ltd.	318	22,907
CH Robinson Worldwide, Inc.(d)	41	6,314
China Merchants Port Holdings Co. Ltd.	1,469	2,843
CJ Logistics Corp.	8	463
Clarkson PLC	11	524
COSCO SHIPPING Holdings Co. Ltd. - Class H	1,027	1,783
COSCO SHIPPING Ports Ltd.	1,328	979
Costamare, Inc.	41	501
CSX Corp.	645	23,233
CTT-Correios de Portugal SA	46	401
Daifuku Co. Ltd.	133	4,254
Danaos Corp.	7	637
Deutsche Post AG	415	19,064
DSV AS	83	17,640
Expeditors International of Washington, Inc.	47	5,729
FedEx Corp.	81	20,559
Full Truck Alliance Co. Ltd. - ADR	327	4,251
GXO Logistics, Inc.(b)(d)	40	2,248
Hapag-Lloyd AG(c)	61	8,773
Hiab Oyj	19	1,053
HMM Co. Ltd.	352	5,077
Hoegh Autoliners ASA	65	584
Hyundai Glovis Co. Ltd.	26	3,445
ID Logistics Group SACA(b)	2	909
International Container Terminal Services, Inc.	702	6,322
J&T Global Express Ltd.(b)	2,791	3,580
JB Hunt Trasport Services, Inc.	33	5,572
JD Logistics, Inc.(b)(c)	2,328	3,792
Kalmar Oyj - Class B	19	788
Kamigumi Co. Ltd.	37	1,111
Kardex Holding AG	3	1,129
Kawasaki Kisen Kaisha Ltd.	224	3,218
KION Group AG	46	3,265
Kirby Corp.(b)	20	2,070
Knight-Swift Transportation Holdings, Inc.	57	2,572
Konoike Transport Co. Ltd.	20	415
Kuehne + Nagel International AG	41	7,865

	Shares	Value
Landstar System, Inc.	12	$1,541
Logista Integral SA	46	1,535
Mainfreight Ltd.	35	1,208
Marten Transport Ltd.	28	287
Matson, Inc.	11	1,110
Mitsubishi Logisnext Co. Ltd.	37	370
Mitsubishi Logistics Corp.	130	944
Mitsui OSK Lines Ltd.	127	3,778
Mitsui-Soko Holdings Co. Ltd.	26	683
Navios Maritime Partners LP	10	491
Nikkon Holdings Co. Ltd.	44	993
NIPPON EXPRESS HOLDINGS INC	90	1,914
Nippon Yusen KK	151	5,225
Norfolk Southern Corp.	77	21,820
Old Dominion Freight Line, Inc.	72	10,110
Orient Overseas International Ltd.	232	4,015
Pacific Basin Shipping Ltd.	1,790	592
Pan Ocean Co. Ltd.	183	492
Qube Holdings Ltd.	631	1,813
Rumo SA	636	1,890
RXO, Inc.(b)(d)	56	993
Ryder System, Inc.(d)	14	2,369
Saia, Inc.(b)	9	2,632
Sankyu, Inc.	20	1,022
Schneider National, Inc. - Class B	32	684
Seino Holdings Co. Ltd.	69	976
Senko Group Holdings Co. Ltd.	65	849
SG Holdings Co. Ltd.	225	2,069
SITC International Holdings Co. Ltd.	945	3,480
Star Bulk Carriers Corp.	40	753
Sumitomo Warehouse Co. Ltd.	27	570
Symbotic, Inc.(b)	39	3,157
TFI International, Inc.	29	2,609
Toyota Industries Corp.	113	12,341
Transcoal Pacific Tbk PT	1,714	809
TS Lines Ltd.	571	641
Union Pacific Corp.(d)	253	55,754
United Parcel Service, Inc. - Class B	252	24,298
Wallenius Wilhelmsen ASA	145	1,136
Werner Enterprises, Inc.	21	550
Westshore Terminals Investment Corp.	21	386
Wilson Sons SA	153	526
XPO Logistics, Inc.(b)	40	5,755
Yamato Holdings Co. Ltd.	127	1,856
Yaskawa Electric Corp.	92	2,535
ZIM Integrated Shipping Services Ltd.(d)	41	631
ZTO Express Cayman, Inc.	209	3,835
		488,903
Information Technology - 14.0%
Celestica, Inc.(b)	40	13,785
Cognex Corp.	58	2,401
Cybozu, Inc.	18	359

The accompanying notes are an integral part of these financial statements.

23

Pacer Industrials and Logistics ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Flex Ltd.(b)(d)	129	$8,065
Open Text Corp.	89	3,418
Sanmina Corp.(b)	18	2,467
SAP SE	194	50,258
		80,753
TOTAL COMMON STOCKS (Cost $586,702)		574,070
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(e)	71,862	71,862
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $71,862)		71,862
TOTAL INVESTMENTS - 111.8% (Cost $658,564)		$645,932
Liabilities in Excess of Other Assets - (11.8)%		(68,353)
TOTAL NET ASSETS - 100.0%		$577,579

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $13,707 or 2.4% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $70,727.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

24

Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 2.8%
Meta Platforms, Inc. - Class A	1,083	$702,163
Trade Desk, Inc. - Class A(a)	11,205	563,387
Warner Bros Discovery, Inc.(a)	79,498	1,784,730
		3,050,280
Consumer Discretionary - 11.6%
Airbnb, Inc. - Class A(a)	6,331	801,125
Amazon.com, Inc.(a)	3,815	931,699
Carnival Corp.(a)	37,855	1,091,360
Deckers Outdoor Corp.(a)	8,324	678,406
DoorDash, Inc. - Class A(a)	2,967	754,716
Expedia Group, Inc.	4,789	1,053,580
MGM Resorts International(a)	26,166	838,097
Norwegian Cruise Line Holdings Ltd.(a)	43,902	984,283
Ralph Lauren Corp.	2,883	921,580
Royal Caribbean Cruises Ltd.(b)	3,217	922,732
Tapestry, Inc.	6,816	748,533
Tesla Motors, Inc.(a)	4,655	2,125,287
Williams-Sonoma, Inc.	4,319	839,354
		12,690,752
Consumer Staples - 0.8%
Estee Lauder Cos., Inc. - Class A(b)	9,091	879,009
Energy - 2.6%
APA Corp.(b)	51,842	1,174,221
Devon Energy Corp.	23,503	763,613
Texas Pacific Land Corp.	931	878,287
		2,816,121
Financials - 14.9%
American Express Co.	2,851	1,028,441
Apollo Global Management, Inc.	7,568	940,778
Blackstone, Inc.	5,683	833,355
Block, Inc.(a)(b)	13,671	1,038,176
Capital One Financial Corp.	4,410	970,156
Citigroup, Inc.	8,745	885,256
Citizens Financial Group, Inc.	16,811	855,176
Coinbase Global, Inc. - Class A(a)	4,876	1,676,271
Corpay, Inc.(a)	2,701	703,205
Global Payments, Inc.	8,903	692,297
Goldman Sachs Group, Inc.	1,184	934,614
Huntington Bancshares, Inc.(b)	47,944	740,255
Invesco Ltd.	44,694	1,059,248
KeyCorp.	45,733	804,444
KKR & Co., Inc.	8,031	950,308
Morgan Stanley	6,016	986,624
Synchrony Financial	14,675	1,091,527
		16,190,131
Health Care - 4.2%
Align Technology, Inc.(a)	6,085	839,000
Bio-Techne Corp.	15,232	953,066

	Shares	Value
Charles River Laboratories International, Inc.(a)	5,719	$1,029,820
Intuitive Surgical, Inc.(a)	1,632	871,945
Moderna, Inc.(a)	30,662	832,780
		4,526,611
Industrials - 10.6%
Dayforce, Inc.(a)	15,314	1,052,684
Delta Air Lines, Inc.	19,851	1,139,050
Eaton Corp. PLC	2,506	956,189
Emerson Electric Co.	5,987	835,606
GE Vernova, Inc.	1,624	950,267
Howmet Aerospace, Inc.	4,430	912,359
Parker-Hannifin Corp.	1,247	963,719
Quanta Services, Inc.	2,054	922,513
Southwest Airlines Co.	25,987	787,406
Stanley Black & Decker, Inc.(b)	12,802	866,952
United Airlines Holdings, Inc.(a)	13,891	1,306,310
United Rentals, Inc.	991	863,339
		11,556,394
Information Technology - 44.5%(c)
Advanced Micro Devices, Inc.(a)	7,399	1,895,032
Amphenol Corp. - Class A	7,644	1,065,115
Analog Devices, Inc.	4,697	1,099,709
Applied Materials, Inc.	5,923	1,380,651
Arista Networks, Inc.(a)	7,805	1,230,770
Broadcom, Inc.	4,081	1,508,460
Cadence Design System, Inc.(a)	2,479	839,613
Crowdstrike Holdings, Inc. - Class A(a)	2,145	1,164,756
Datadog, Inc. - Class A(a)	5,951	968,882
Dell Technologies, Inc. - Class C	9,020	1,461,330
Hewlett Packard Enterprise Co.	49,635	1,212,087
Intel Corp.(a)	54,216	2,168,098
Jabil, Inc.	3,860	852,635
Keysight Technologies, Inc.(a)	5,156	943,342
KLA Corp.	1,235	1,492,794
Lam Research Corp.	12,222	1,924,476
Microchip Technology, Inc.	20,503	1,279,797
Micron Technology, Inc.	12,194	2,728,651
Monolithic Power Systems, Inc.	1,857	1,866,285
NetApp, Inc.	7,588	893,715
NVIDIA Corp.	7,210	1,459,953
NXP Semiconductors NV	5,384	1,125,902
ON Semiconductor Corp.(a)	26,953	1,349,806
Oracle Corp.	3,484	914,933
Palantir Technologies, Inc. - Class A(a)	7,314	1,466,238
Palo Alto Networks, Inc.(a)	4,452	980,509
Qualcomm, Inc.	6,649	1,202,804
Seagate Technology Holdings PLC	5,756	1,472,845
ServiceNow, Inc.(a)	924	849,415
Skyworks Solutions, Inc.(b)	15,229	1,183,598
Super Micro Computer, Inc.(a)	27,158	1,411,130
Synopsys, Inc.(a)	1,457	661,216
Teradyne, Inc.	10,883	1,978,094

The accompanying notes are an integral part of these financial statements.

25

Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Texas Instruments, Inc.	4,753	$767,419
Trimble, Inc.(a)	9,916	790,801
Western Digital Corp.	14,035	2,108,197
Zebra Technologies Corp. - Class A(a)	3,122	840,599
		48,539,657
Materials - 4.7%
Albemarle Corp.(b)	15,482	1,520,797
Dow, Inc.(b)	35,612	849,346
DuPont de Nemours, Inc.	11,143	909,826
Freeport-McMoRan, Inc.	23,818	993,210
Nucor Corp.	5,572	836,079
		5,109,258
Utilities - 3.3%
Constellation Energy Corp.	3,089	1,164,553
NRG Energy, Inc.	7,018	1,206,114
Vistra Corp.	6,464	1,217,171
		3,587,838
TOTAL COMMON STOCKS (Cost $86,553,847)		108,946,051

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	8,978,009	8,978,009
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,978,009)		8,978,009
TOTAL INVESTMENTS - 108.2% (Cost $95,531,856)		$117,924,060
Liabilities in Excess of Other Assets - (8.2)%		(8,936,959)
TOTAL NET ASSETS - 100.0%		$108,987,101

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $8,791,821.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

26

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Communication Services - 3.9%
Charter Communications, Inc. - Class A(a)(b)	3,315	$775,180
Comcast Corp. - Class A	121,859	3,391,945
Fox Corp. - Class A(b)	4,559	294,739
Match Group, Inc.(b)	4,074	131,753
Omnicom Group, Inc.	5,001	375,175
Paramount Skydance Corp.(b)	18,379	282,853
Verizon Communications, Inc.	110,732	4,400,490
Warner Bros Discovery, Inc.(a)	45,055	1,011,485
		10,663,620
Consumer Discretionary - 15.8%
Aptiv PLC(a)	6,563	532,259
AutoZone, Inc.(a)(b)	349	1,282,376
Best Buy Co., Inc.	5,566	457,191
Booking Holdings, Inc.	498	2,528,714
Caesars Entertainment, Inc.(a)(b)	2,915	58,591
CarMax, Inc.(a)(b)	6,626	277,696
Domino’s Pizza, Inc.	684	272,547
DR Horton, Inc.	8,588	1,280,299
Ford Motor Co.	247,449	3,249,005
General Motors Co.	54,918	3,794,285
Hilton Worldwide Holdings, Inc.	4,251	1,092,337
Home Depot, Inc.	12,962	4,920,246
Lennar Corp. - Class A	8,284	1,025,311
LKQ Corp.	7,098	226,852
Lowe’s Cos., Inc.	10,176	2,423,211
Marriott International, Inc. - Class A	4,134	1,077,238
McDonald’s Corp.	14,695	4,385,429
MGM Resorts International(a)	9,099	291,441
Mohawk Industries, Inc.(a)	1,984	225,462
Norwegian Cruise Line Holdings Ltd.(a)	15,578	349,259
O’Reilly Automotive, Inc.(a)	16,802	1,586,781
PulteGroup, Inc.	6,111	732,526
Starbucks Corp.	19,917	1,610,688
Tesla Motors, Inc.(a)	18,501	8,446,816
Wynn Resorts Ltd.	1,568	186,576
Yum! Brands, Inc.(b)	5,507	761,122
		43,074,258
Consumer Staples - 4.7%
Altria Group, Inc.	31,477	1,774,673
Archer-Daniels-Midland Co.	20,230	1,224,522
Bunge Global SA	6,862	649,145
Campbell's Co.(b)	2,756	83,038
Conagra Brands, Inc.	11,032	189,640
Dollar General Corp.	4,742	467,846
J M Smucker Co.	2,004	207,514
Kroger Co.	21,295	1,355,001
Lamb Weston Holdings, Inc.(b)	1,677	103,521
Molson Coors Beverage Co. - Class B	6,666	291,438

	Shares	Value
Philip Morris International, Inc.(b)	24,843	$3,585,590
Target Corp.	15,420	1,429,743
The Kraft Heinz Co.	30,069	743,606
Tyson Foods, Inc. - Class A	11,072	569,212
		12,674,489
Energy - 12.2%
APA Corp.	16,760	379,614
Chevron Corp.	36,619	5,775,549
ConocoPhillips	42,747	3,798,499
Devon Energy Corp.	25,476	827,715
Diamondback Energy, Inc.	8,110	1,161,271
EQT Corp.	9,146	490,043
Expand Energy Corp.	3,242	334,931
Exxon Mobil Corp.	101,595	11,618,404
Halliburton Co.	26,560	712,870
Marathon Petroleum Corp.	8,887	1,732,165
Occidental Petroleum Corp.	20,432	841,799
ONEOK, Inc.(b)	9,190	615,730
Phillips 66	13,166	1,792,419
SLB Ltd.	30,737	1,108,376
Targa Resources Corp.	2,381	366,769
Texas Pacific Land Corp.	218	205,657
Valero Energy Corp.	9,700	1,644,732
		33,406,543
Financials - 28.1%(c)
Allstate Corp.	6,357	1,217,493
Arch Capital Group Ltd.	10,394	897,106
Assurant, Inc.	1,243	263,168
Bank of America Corp.	225,229	12,038,490
Bank of New York Mellon Corp.	6,923	747,199
Berkshire Hathaway, Inc. - Class B(a)	13,551	6,471,145
Chubb Ltd.	7,965	2,205,827
Citigroup, Inc.	85,601	8,665,389
Citizens Financial Group, Inc.	13,109	666,855
Everest Group Ltd.	1,326	417,054
Fifth Third Bancorp(b)	15,518	645,859
Franklin Resources, Inc.(b)	7,520	170,027
Global Payments, Inc.	7,583	589,654
Globe Life, Inc.	2,170	285,377
Goldman Sachs Group, Inc.	5,728	4,521,511
Hartford Financial Services Group, Inc.	6,493	806,301
Huntington Bancshares, Inc.(b)	35,781	552,459
Invesco Ltd.	15,312	362,894
JPMorgan Chase & Co.	22,504	7,001,444
KeyCorp	8,889	156,358
KKR & Co., Inc.	6,819	806,892
Loews Corp.	5,154	513,132
M&T Bank Corp.	4,333	796,709
MetLife, Inc.	15,744	1,256,686
Morgan Stanley	17,532	2,875,248
MSCI, Inc.	1,994	1,173,569
Northern Trust Corp.	4,825	620,833

The accompanying notes are an integral part of these financial statements.

27

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
PNC Financial Services Group, Inc.	9,315	$1,700,453
Prudential Financial, Inc.	14,440	1,501,760
Regions Financial Corp.	24,910	602,822
State Street Corp.(b)	11,314	1,308,577
Synchrony Financial	10,706	796,312
Travelers Cos., Inc.(b)	4,875	1,309,522
Truist Financial Corp.	39,379	1,757,485
US Bancorp	41,556	1,939,834
Wells Fargo & Co.(b)	104,902	9,123,327
		76,764,771
Health Care - 12.8%
Biogen, Inc.(a)	3,898	601,344
Boston Scientific Corp.(a)	15,191	1,530,038
Cardinal Health, Inc.	10,242	1,953,866
Cencora, Inc.	4,207	1,421,167
Centene Corp.(a)	26,477	936,492
Cigna Group	9,713	2,373,954
CVS Health Corp.	54,066	4,225,258
DaVita, Inc.(a)(b)	775	92,241
Elevance Health, Inc.	7,112	2,255,926
HCA Healthcare, Inc.	3,517	1,616,695
Humana, Inc.	4,649	1,293,305
Intuitive Surgical, Inc.(a)	4,404	2,352,969
McKesson Corp.	5,257	4,265,214
Mettler-Toledo International, Inc.(a)	367	519,778
Molina Healthcare, Inc.(a)(b)	1,645	251,784
Quest Diagnostics, Inc.	1,166	205,158
UnitedHealth Group, Inc.	21,324	7,283,425
Universal Health Services, Inc. - Class B	1,924	417,527
Vertex Pharmaceuticals, Inc.(a)	3,351	1,426,085
		35,022,226
Industrials - 5.1%
Axon Enterprise, Inc.(a)	883	646,559
Boeing Co.(a)	15,100	3,035,402
Carrier Global Corp.	9,107	541,776
Delta Air Lines, Inc.	23,632	1,356,004
FedEx Corp.	6,237	1,583,075
Honeywell International, Inc.	6,828	1,374,681
Huntington Ingalls Industries, Inc.	967	311,393
Ingersoll Rand, Inc.	4,183	319,289
Masco Corp.(b)	3,507	227,113
Nordson Corp.	530	122,934
Otis Worldwide Corp.	7,584	703,492
Stanley Black & Decker, Inc.(b)	4,157	281,512
TransDigm Group, Inc.	902	1,180,276
United Airlines Holdings, Inc.(a)	12,953	1,218,100
Waste Management, Inc.	5,325	1,063,775
		13,965,381

	Shares	Value
Information Technology - 11.0%
Broadcom, Inc.	23,970	$8,860,031
Cadence Design System, Inc.(a)	2,747	930,381
Cisco Systems, Inc.	47,714	3,488,371
Dell Technologies, Inc. - Class C	5,964	966,228
EPAM Systems, Inc.(a)	636	104,011
Fair Isaac Corp.(a)	452	750,108
Hewlett Packard Enterprise Co.	53,316	1,301,977
HP, Inc.	44,944	1,243,600
Microsoft Corp.	12,826	6,641,431
Oracle Corp.	15,873	4,168,408
Seagate Technology Holdings PLC	3,101	793,484
Super Micro Computer, Inc.(a)	6,390	332,024
VeriSign, Inc.	1,166	279,607
		29,859,661
Materials - 1.6%
Air Products & Chemicals, Inc.	2,509	608,658
Dow, Inc.(b)	18,419	439,293
Eastman Chemical Co.	3,426	203,916
LyondellBasell Industries NV - Class A	7,739	359,244
Martin Marietta Materials, Inc.	716	438,980
Mosaic Co.	8,490	233,051
Nucor Corp.	5,802	870,590
Smurfit WestRock PLC	7,638	281,995
Solstice Advanced Materials, Inc.(a)	1,707	76,934
Steel Dynamics, Inc.	2,848	446,566
Vulcan Materials Co.	1,437	416,012
		4,375,239
Utilities - 2.6%
AES Corp.	32,234	447,086
CenterPoint Energy, Inc.(b)	7,125	272,460
CMS Energy Corp.	2,812	206,823
Edison International	14,076	779,529
Eversource Energy	3,636	268,373
Exelon Corp.	21,363	985,261
FirstEnergy Corp.	4,982	228,325
NextEra Energy, Inc.	19,273	1,568,822
NiSource, Inc.	4,639	195,348
PG&E Corp.	87,749	1,400,474
Vistra Corp.	3,816	718,553
		7,071,054
TOTAL COMMON STOCKS (Cost $254,591,170)		266,877,242
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.1%
Real Estate - 2.1%
American Tower Corp.	8,562	1,532,427
BXP, Inc.(b)	1,796	127,857
Crown Castle, Inc.(b)	11,019	994,134
Iron Mountain, Inc.	7,171	738,255
SBA Communications Corp.	2,784	533,080

The accompanying notes are an integral part of these financial statements.

28

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
Real Estate - (Continued)
Simon Property Group, Inc.	4,488	$788,811
UDR, Inc.	3,218	108,414
Ventas, Inc.	4,214	310,951
VICI Properties, Inc.(b)	23,739	711,933
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,491,695)		5,845,862
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	23,952,630	23,952,630
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,952,630)		23,952,630
TOTAL INVESTMENTS - 108.7% (Cost $285,035,495)		$296,675,734
Liabilities in Excess of Other Assets - (8.7)%		(23,717,447)
TOTAL NET ASSETS - 100.0%		$272,958,287

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $23,497,355.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

29

Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.2%
Communication Services - 1.2%
New York Times Co. - Class A	5,606	$319,486
Warner Music Group Corp. - Class A(a)	10,590	338,456
		657,942
Consumer Discretionary - 7.5%
Abercrombie & Fitch Co. - Class A(b)	1,998	144,955
Autoliv, Inc.	2,843	332,062
Chewy, Inc. - Class A(b)	12,352	416,509
Choice Hotels International, Inc.(a)	2,474	229,983
Columbia Sportswear Co.(a)	1,460	72,460
Crocs, Inc.(a)(b)	2,840	232,000
GameStop Corp. - Class A(a)(b)	17,121	381,627
Grand Canyon Education, Inc.(b)	1,798	338,563
Mattel, Inc.(b)	11,970	220,009
Murphy USA, Inc.(a)	813	291,217
Service Corp. International	4,380	365,774
Texas Roadhouse, Inc.	2,761	451,644
TopBuild Corp.(b)	1,106	467,263
Valvoline, Inc.(b)	4,490	148,215
Visteon Corp.	1,000	107,160
YETI Holdings, Inc.(a)(b)	2,860	97,211
		4,296,652
Consumer Staples - 5.6%
Albertsons Cos., Inc. - Class A(a)	16,152	285,729
Boston Beer Co., Inc. - Class A(b)	360	74,516
Celsius Holdings, Inc.(b)	5,500	331,265
Flowers Foods, Inc.(a)	23,730	283,099
Ingredion, Inc.	5,614	647,912
Lancaster Colony Corp.	730	114,457
Performance Food Group Co.(b)	3,126	302,409
Pilgrim’s Pride Corp.(a)	2,286	87,097
Post Holdings, Inc.(a)(b)	4,326	449,601
Sprouts Farmers Market, Inc.(b)	4,122	325,473
US Foods Holding Corp.(b)	4,220	306,456
		3,208,014
Energy - 0.8%
Antero Midstream Corp.	16,408	283,038
Weatherford International PLC(a)	2,389	176,046
		459,084
Financials - 15.8%
American Financial Group, Inc.	5,485	722,265
Commerce Bancshares, Inc.	5,426	285,570
Essent Group Ltd.	9,792	593,101
Evercore, Inc. - Class A	1,458	429,469
Federated Hermes, Inc.	10,943	530,517
Fidelity National Financial, Inc.	5,650	312,106
First American Financial Corp.	5,208	325,552
First Financial Bankshares, Inc.	4,500	139,005
FirstCash Holdings, Inc.	2,372	375,962
Hamilton Lane, Inc. - Class A	2,290	260,968
Hanover Insurance Group, Inc.	2,005	342,614

	Shares	Value
Houlihan Lokey, Inc.	2,186	$391,469
Kinsale Capital Group, Inc.	1,102	440,216
MGIC Investment Corp.	21,520	590,078
Morningstar, Inc.	2,440	518,012
Old Republic International Corp.	10,475	413,344
Primerica, Inc.	1,250	324,838
Prosperity Bancshares, Inc.	5,016	330,153
RenaissanceRe Holdings Ltd.	1,866	474,132
RLI Corp.	9,023	531,996
SEI Investments Co.	8,726	703,403
		9,034,770
Health Care - 9.5%
Avantor, Inc.(b)	24,270	286,871
Chemed Corp.	613	264,387
Doximity, Inc. - Class A(b)	5,026	331,716
Encompass Health Corp.	2,670	303,980
Ensign Group, Inc.	1,954	351,915
Exelixis, Inc.(b)	13,579	525,100
Halozyme Therapeutics, Inc.(b)	4,580	298,570
Hims & Hers Health, Inc.(a)(b)	8,489	385,910
Lantheus Holdings, Inc.(a)(b)	2,240	129,226
Medpace Holdings, Inc.(b)	1,976	1,155,782
Penumbra, Inc.(b)	1,710	388,803
United Therapeutics Corp.(b)	2,324	1,035,179
		5,457,439
Industrials - 21.8%
Acuity, Inc.	1,128	411,776
AECOM	7,797	1,047,527
Applied Industrial Technologies, Inc.	1,371	352,470
BWX Technologies, Inc.	3,188	680,989
Carlisle Cos., Inc.	3,385	1,100,294
Comfort Systems USA, Inc.	1,602	1,546,859
Donaldson Co., Inc.	10,391	875,442
EnerSys	1,340	169,054
Exponent, Inc.	6,586	466,355
Fluor Corp.(a)(b)	5,771	281,452
FTI Consulting, Inc.(b)	3,244	535,292
GATX Corp.	2,196	344,443
Genpact Ltd.	5,970	227,756
Graco, Inc.	10,369	847,873
Insperity, Inc.	1,860	82,063
Landstar System, Inc.	3,770	484,181
Lincoln Electric Holdings, Inc.	2,080	487,656
MSA Safety, Inc.	3,550	557,457
MSC Industrial Direct Co., Inc. - Class A	1,620	137,554
NEXTracker, Inc. - Class A(b)	5,869	594,060
Paylocity Holding Corp.(b)	1,694	239,311
RB Global, Inc.	3,000	297,660
Toro Co.	4,672	349,139
Valmont Industries, Inc.	883	365,059
		12,481,722

The accompanying notes are an integral part of these financial statements.

30

Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 3.8%
Commvault Systems, Inc.(b)	1,630	$226,929
Docusign, Inc.(b)	8,128	594,482
Manhattan Associates, Inc.(b)	3,919	713,532
Pegasystems, Inc.	3,630	231,049
Qualys, Inc.(b)	1,480	182,425
Vontier Corp.	5,270	202,895
		2,151,312
Materials - 5.3%
AptarGroup, Inc.	2,770	321,348
Cabot Corp.	2,060	139,009
Crown Holdings, Inc.(a)	3,656	355,290
Eagle Materials, Inc.(a)	1,400	297,248
Louisiana-Pacific Corp.	2,710	236,068
NewMarket Corp.	471	361,681
Royal Gold, Inc.	2,692	470,534
RPM International, Inc.	7,882	861,345
		3,042,523
Utilities - 12.9%
ALLETE, Inc.	22,070	1,485,973
Black Hills Corp.	7,472	473,949
Essential Utilities, Inc.	10,378	405,053
IDACORP, Inc.(a)	3,630	468,343
National Fuel Gas Co.	4,595	362,591
New Jersey Resources Corp.	9,906	438,836
Northwestern Energy Group, Inc.	7,645	456,177
OGE Energy Corp.	9,991	441,003
ONE Gas, Inc.	5,556	445,536
Ormat Technologies, Inc.	3,888	413,567
Portland General Electric Co.	10,343	472,468
Southwest Gas Holdings, Inc.	4,462	354,729
Spire, Inc.(a)	5,390	465,696
TXNM Energy, Inc.	6,884	391,011
UGI Corp.	8,686	290,373
		7,365,305
TOTAL COMMON STOCKS (Cost $49,129,370)		48,154,763
REAL ESTATE INVESTMENT TRUSTS - COMMON - 15.7%
Financials - 1.3%
Annaly Capital Management, Inc.	18,692	395,709
Starwood Property Trust, Inc.	20,243	368,018
		763,727
Real Estate - 14.4%
Agree Realty Corp.(a)	6,408	467,848
American Homes 4 Rent - Class A	11,156	352,530
Brixmor Property Group, Inc.	13,120	343,219
COPT Defense Properties(a)	15,074	424,635

	Shares	Value
Cousins Properties, Inc.	12,609	$326,951
CubeSmart	8,766	330,215
EastGroup Properties, Inc.	2,260	394,438
EPR Properties(a)	7,135	349,758
Equity LifeStyle Properties, Inc.(a)	6,682	407,936
First Industrial Realty Trust, Inc.	7,144	394,920
Gaming and Leisure Properties, Inc.	10,306	460,266
Healthcare Realty Trust, Inc.(a)	21,674	384,063
Independence Realty Trust, Inc.	20,886	332,714
Kite Realty Group Trust(a)	15,780	349,369
Lamar Advertising Co. - Class A - Class A	2,615	310,113
National Storage Affiliates Trust	10,168	295,787
NNN REIT, Inc.(a)	10,086	408,080
Omega Healthcare Investors, Inc.(a)	9,748	409,708
Rayonier, Inc.	14,690	324,208
Sabra Health Care REIT, Inc.	19,058	339,614
STAG Industrial, Inc.	10,276	393,263
WP Carey, Inc.	6,360	419,760
		8,219,395
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $9,344,032)		8,983,122
	Contracts
WARRANTS - 0.0%(c)
Consumer Discretionary - 0.0%(c)
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00(b)	1,694	5,082
TOTAL WARRANTS (Cost $0)		5,082
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	7,908,768	7,908,768
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,908,768)		7,908,768
TOTAL INVESTMENTS - 113.7% (Cost $66,382,170)		$65,051,735
Liabilities in Excess of Other Assets - (13.7)%		(7,851,628)
TOTAL NET ASSETS - 100.0%		$57,200,107

The accompanying notes are an integral part of these financial statements.

31

Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $7,760,326.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

32

Pacer MSCI World Industry Advantage ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Communication Services - 15.4%
Alphabet, Inc. - Class A	154	$43,303
Alphabet, Inc. - Class C(a)	130	36,637
Charter Communications, Inc. - Class A(a)(b)	2	468
Comcast Corp. - Class A	99	2,756
Electronic Arts, Inc.	6	1,200
Fox Corp. - Class A(a)	6	388
Fox Corp. - Class B	4	234
KDDI Corp.	83	1,326
Liberty Media Corp.-Liberty Formula One - Class C(b)	6	599
Live Nation Entertainment, Inc.(b)	4	598
Meta Platforms, Inc. - Class A	58	37,604
Netflix, Inc.(b)	11	12,307
News Corp. - Class A	10	265
NTT, Inc.	793	815
Omnicom Group, Inc.(a)	5	375
Pinterest, Inc. - Class A(b)	16	530
Reddit, Inc. - Class A(a)(b)	3	627
ROBLOX Corp. - Class A(b)	15	1,706
Snap, Inc. - Class A(b)	28	218
SoftBank Corp.	761	1,080
SoftBank Group Corp.	25	4,390
Take-Two Interactive Software, Inc.(b)	5	1,282
Trade Desk, Inc. - Class A(b)	12	603
Walt Disney Co.	48	5,406
Warner Bros Discovery, Inc.(b)	62	1,392
		156,109
Consumer Discretionary - 12.5%
Airbnb, Inc. - Class A(b)	11	1,392
Aisin Corp.	13	234
Amazon.com, Inc.(b)	205	50,065
Best Buy Co., Inc.	5	411
Booking Holdings, Inc.	1	5,078
Bridgestone Corp.	15	658
Burlington Stores, Inc.(b)	2	547
Carnival Corp.(b)	28	807
Carvana Co.(a)(b)	3	920
Chipotle Mexican Grill, Inc.(b)	36	1,141
Darden Restaurants, Inc.	3	540
Denso Corp.	46	645
Dick’s Sporting Goods, Inc.	2	443
Domino’s Pizza, Inc.	1	398
DoorDash, Inc. - Class A(b)	10	2,544
DraftKings, Inc. - Class A(b)	12	367
eBay, Inc.	12	976
Expedia Group, Inc.	3	660
Flutter Entertainment PLC(b)	5	1,163
Genuine Parts Co.	4	509
Hermes International SCA	1	2,477
Hilton Worldwide Holdings, Inc.	6	1,542

	Shares	Value
Home Depot, Inc.	27	$10,249
Honda Motor Co. Ltd.	105	1,063
Hyatt Hotels Corp. - Class A	1	137
Isuzu Motors Ltd.	14	172
Kering	2	707
Las Vegas Sands Corp.	9	534
Lowe’s Cos., Inc.	15	3,572
LVMH Moet Hennessy Louis Vuitton SE	7	4,939
Marriott International, Inc. - Class A(a)	6	1,564
McDonald’s Corp.(a)	19	5,670
MercadoLibre, Inc.(b)	1	2,327
Nissan Motor Co. Ltd.(b)	59	135
O’Reilly Automotive, Inc.(a)(b)	23	2,172
Pool Corp.	1	267
Ross Stores, Inc.	9	1,430
Royal Caribbean Cruises Ltd.	7	2,008
Starbucks Corp.(a)	30	2,426
Subaru Corp.	16	341
Sumitomo Electric Industries Ltd.	19	697
Suzuki Motor Corp.	42	629
TJX Cos., Inc.	30	4,204
Toyota Motor Corp.	252	5,131
Tractor Supply Co.(a)	14	758
Ulta Beauty, Inc.(b)	1	520
Williams-Sonoma, Inc.	3	583
Yamaha Motor Co. Ltd.	24	174
Yum! Brands, Inc.	7	968
		126,894
Consumer Staples - 3.9%
Albertsons Cos., Inc. - Class A(a)	10	177
Costco Wholesale Corp.	12	10,937
Dollar General Corp.	6	592
Dollar Tree, Inc.(a)(b)	5	496
Kroger Co.	17	1,082
Nestle SA	68	6,496
Reckitt Benckiser Group PLC	18	1,375
Sysco Corp.	13	966
Target Corp.(a)	12	1,113
Unilever PLC	65	3,918
Walmart, Inc.	117	11,838
		38,990
Energy - 1.1%
ARC Resources Ltd.	16	295
Cameco Corp.	12	1,226
Canadian Natural Resources Ltd.	56	1,792
Cenovus Energy, Inc.	36	608
Enbridge, Inc.(a)	58	2,705
Imperial Oil Ltd.	5	442
Keyera Corp.	6	177
Pembina Pipeline Corp.	15	567
Suncor Energy, Inc.	33	1,314
TC Energy Corp.	28	1,405

The accompanying notes are an integral part of these financial statements.

33

Pacer MSCI World Industry Advantage ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Tourmaline Oil Corp.	10	$440
Whitecap Resources, Inc.	33	246
		11,217
Financials - 14.0%
Affirm Holdings, Inc.(b)	7	503
Allianz SE	10	4,014
American Express Co.	15	5,411
Ameriprise Financial, Inc.	3	1,358
Apollo Global Management, Inc.	11	1,367
Ares Management Corp. - Class A	6	892
Bank of Montreal	19	2,360
Bank of New York Mellon Corp.	19	2,051
Bank of Nova Scotia	33	2,164
Berkshire Hathaway, Inc. - Class B(b)	36	17,192
Blackrock, Inc.	4	4,331
Blackstone, Inc.	19	2,786
Block, Inc.(b)	15	1,139
Canadian Imperial Bank of Commerce	25	2,072
Capital One Financial Corp.	17	3,740
Carlyle Group, Inc.	6	320
Cboe Global Markets, Inc.	3	737
Charles Schwab Corp.	46	4,348
CME Group, Inc.	10	2,655
Coinbase Global, Inc. - Class A(b)	5	1,719
Corebridge Financial, Inc.	7	228
Corpay, Inc.(b)	2	521
Equitable Holdings, Inc.	8	395
FactSet Research Systems, Inc.	1	267
Fidelity National Information Services, Inc.(a)	14	875
Fiserv, Inc.(b)	15	1,000
Global Payments, Inc.	6	467
Goldman Sachs Group, Inc.	8	6,315
Hannover Rueck SE	2	570
Interactive Brokers Group, Inc. - Class A	12	844
Intercontinental Exchange, Inc.	15	2,194
Jack Henry & Associates, Inc.	2	298
KKR & Co., Inc.	17	2,012
LPL Financial Holdings, Inc.	2	755
Mastercard, Inc. - Class A	23	12,696
Moody’s Corp.	4	1,921
Morgan Stanley	32	5,248
MSCI, Inc.	2	1,177
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3	1,855
Nasdaq, Inc.	11	940
National Bank of Canada	10	1,117
Northern Trust Corp.	5	643
PayPal Holdings, Inc.(b)	25	1,732
Raymond James Financial, Inc.	5	793
Robinhood Markets, Inc. - Class A(b)	19	2,789

	Shares	Value
Royal Bank of Canada	37	$5,420
S&P Global, Inc.	8	3,898
SoFi Technologies, Inc.(a)(b)	29	861
State Street Corp.(a)	8	925
Synchrony Financial	10	744
T Rowe Price Group, Inc.	6	615
Talanx AG	2	243
Toast, Inc. - Class A(b)	12	434
Toronto-Dominion Bank	46	3,777
Tradeweb Markets, Inc. - Class A	3	316
Visa, Inc. - Class A(a)	45	15,333
		141,377
Health Care - 7.2%
Abbott Laboratories	46	5,686
Align Technology, Inc.(b)	2	276
Baxter International, Inc.	14	259
Becton Dickinson & Co.	8	1,430
Boston Scientific Corp.(b)	39	3,928
Cardinal Health, Inc.	6	1,145
Cencora, Inc.	5	1,689
Centene Corp.(b)	13	460
Cigna Group	7	1,711
Cooper Cos., Inc.(a)(b)	5	350
CVS Health Corp.	34	2,657
DaVita, Inc.(b)	1	119
DexCom, Inc.(b)	10	582
Edwards Lifesciences Corp.(b)	16	1,319
Elevance Health, Inc.	6	1,903
Galderma Group AG	3	554
GE HealthCare Technologies, Inc.	12	899
HCA Healthcare, Inc.(a)	5	2,298
Hologic, Inc.(b)	6	443
Humana, Inc.	3	835
Idexx Laboratories, Inc.(a)(b)	2	1,259
Insulet Corp.(b)	2	626
Intuitive Surgical, Inc.(b)	10	5,343
Labcorp Holdings, Inc.	2	508
Lonza Group AG	2	1,377
McKesson Corp.(a)	3	2,434
Medtronic PLC	34	3,084
Molina Healthcare, Inc.(b)	1	153
Novartis AG	50	6,168
Quest Diagnostics, Inc.	3	528
ResMed, Inc.	4	987
Roche Holding AG	19	6,113
Roche Holding AG	1	338
Sandoz Group AG	11	731
Solventum Corp.(b)	4	276
STERIS PLC	3	707
Stryker Corp.	9	3,206
UnitedHealth Group, Inc.	24	8,197
Universal Health Services, Inc. - Class B	2	434

The accompanying notes are an integral part of these financial statements.

34

Pacer MSCI World Industry Advantage ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Veeva Systems, Inc. - Class A(a)(b)	4	$1,165
Zimmer Biomet Holdings, Inc.	5	503
		72,680
Industrials - 3.1%
AGC, Inc.	5	156
Canadian National Railway Co.	14	1,342
Canadian Pacific Kansas City Ltd.	24	1,727
Daifuku Co. Ltd.	9	288
Daikin Industries Ltd.	7	817
Experian PLC	24	1,118
FANUC Corp.	25	796
Fuji Electric Co. Ltd.	4	287
Fujikura Ltd.	7	962
Hitachi Ltd.	122	4,210
IHI Corp.	28	584
Intertek Group PLC	4	266
ITOCHU Corp.	32	1,855
Kajima Corp.	11	355
Kawasaki Heavy Industries Ltd.	4	322
Komatsu Ltd.	25	838
Kubota Corp.	26	338
Makita Corp.	6	182
Marubeni Corp.	37	912
Minebea Mitsumi, Inc.	10	198
Mitsubishi Corp.	85	2,047
Mitsubishi Electric Corp.	50	1,401
Mitsubishi Heavy Industries Ltd.	85	2,566
Mitsui & Co. Ltd.	66	1,628
MonotaRO Co. Ltd.	7	98
NIDEC CORP	22	269
Obayashi Corp.	17	288
RELX PLC	49	2,161
Rentokil Initial PLC	67	371
Sekisui Chemical Co. Ltd.	10	174
SMC Corp.	2	682
Sumitomo Corp.	29	844
Taisei Corp.	4	292
TFI International, Inc.	2	180
Toyota Industries Corp.	4	437
Toyota Tsusho Corp.	18	551
		31,542
Information Technology - 38.3%(c)
Accenture PLC - Class A	17	4,252
Adobe, Inc.(b)	11	3,743
Advanced Micro Devices, Inc.(b)	43	11,013
Akamai Technologies, Inc.(b)	4	300
Amphenol Corp. - Class A	32	4,459
Analog Devices, Inc.	13	3,044
Apple, Inc.(a)	204	55,155
Applied Materials, Inc.	21	4,895
AppLovin Corp. - Class A(b)	6	3,824

	Shares	Value
Arista Networks, Inc.(b)	28	$4,415
Atlassian Corp. - Class A(b)	4	678
Autodesk, Inc.(b)	6	1,808
Bentley Systems, Inc. - Class B	4	203
Broadcom, Inc.	119	43,986
Cadence Design System, Inc.(b)	7	2,371
CDW Corp.	3	478
Cisco Systems, Inc.	106	7,750
Cloudflare, Inc. - Class A(a)(b)	8	2,026
Cognizant Technology Solutions Corp. - Class A	13	947
Corning, Inc.	22	1,960
Crowdstrike Holdings, Inc. - Class A(a)(b)	7	3,801
Datadog, Inc. - Class A(b)	8	1,302
Dell Technologies, Inc. - Class C	9	1,458
Docusign, Inc.(b)	5	366
Dynatrace, Inc.(a)(b)	8	405
Entegris, Inc.(a)	4	366
F5, Inc.(b)	2	506
Fair Isaac Corp.(b)	1	1,660
First Solar, Inc.(a)(b)	3	801
Fortinet, Inc.(a)(b)	17	1,469
Gartner, Inc.(b)	2	497
Gen Digital, Inc.	14	369
GoDaddy, Inc. - Class A(b)	4	533
Hewlett Packard Enterprise Co.	35	855
HP, Inc.	25	692
HubSpot, Inc.(b)	1	492
Intel Corp.(b)	116	4,639
International Business Machines Corp.	25	7,685
Intuit, Inc.	7	4,673
Jabil, Inc.	3	663
Keysight Technologies, Inc.(b)	5	915
KLA Corp.	4	4,835
Lam Research Corp.(a)	34	5,354
Marvell Technology, Inc.	23	2,156
Microchip Technology, Inc.	14	874
Micron Technology, Inc.	30	6,713
Microsoft Corp.	91	47,121
MicroStrategy, Inc. - Class A(b)	7	1,887
MongoDB, Inc.(b)	2	720
Monolithic Power Systems, Inc.	1	1,005
Motorola Solutions, Inc.(a)	5	2,034
NetApp, Inc.	5	589
Nutanix, Inc. - Class A(a)(b)	7	499
NVIDIA Corp.	260	52,647
NXP Semiconductors NV	7	1,464
Okta, Inc.(a)(b)	4	366
ON Semiconductor Corp.(b)	11	551
Oracle Corp.	45	11,817
Palantir Technologies, Inc. - Class A(b)	60	12,028
Palo Alto Networks, Inc.(b)	18	3,964
PTC, Inc.(b)	3	596
Pure Storage, Inc. - Class A(a)(b)	8	790

The accompanying notes are an integral part of these financial statements.

35

Pacer MSCI World Industry Advantage ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Qualcomm, Inc.	29	$5,246
Roper Technologies, Inc.	3	1,338
salesforce.com, Inc.	25	6,510
Samsara, Inc. - Class A(b)	8	321
Seagate Technology Holdings PLC	6	1,535
ServiceNow, Inc.(b)	5	4,596
Snowflake, Inc. - Class A(a)(b)	8	2,199
Super Micro Computer, Inc.(a)(b)	13	675
Synopsys, Inc.(b)	5	2,269
TE Connectivity PLC	8	1,976
Teledyne Technologies, Inc.(b)	1	527
Teradyne, Inc.(a)	4	727
Texas Instruments, Inc.	24	3,875
Trimble, Inc.(b)	6	478
Twilio, Inc. - Class A(a)(b)	4	539
Tyler Technologies, Inc.(b)	1	476
VeriSign, Inc.	2	480
Western Digital Corp.	9	1,352
Workday, Inc. - Class A(b)	6	1,440
Zebra Technologies Corp. - Class A(b)	1	269
Zoom Communications, Inc. - Class A(b)	7	611
Zscaler, Inc.(b)	3	993
		387,896
Materials - 1.0%
Agnico Eagle Mines Ltd.	13	2,091
Alamos Gold, Inc. - Class A	11	339
Barrick Mining Corp.	45	1,477
CCL Industries, Inc. - Class B	4	223
First Quantum Minerals Ltd.(b)	19	394
Franco-Nevada Corp.	5	934
Ivanhoe Mines Ltd. - Class A(b)	20	200
Kinross Gold Corp.	33	768
Lundin Gold, Inc.	3	204
Lundin Mining Corp.	18	290
Nutrien Ltd.	13	708
Pan American Silver Corp.	10	352
Teck Resources Ltd. - Class B	12	515
Wheaton Precious Metals Corp.	12	1,159
		9,654
Real Estate - 0.2%
Daito Trust Construction Co. Ltd.	10	187
Daiwa House Industry Co. Ltd.	15	509
Hulic Co. Ltd.	12	124
Mitsubishi Estate Co. Ltd.	28	593
Mitsui Fudosan Co. Ltd.	70	727
Sumitomo Realty & Development Co. Ltd.	8	342
		2,482
Utilities - 0.4%
Acciona SA	1	221
Endesa SA	8	287

	Shares	Value
Iberdrola SA	166	$3,361
Redeia Corp. SA	11	198
		4,067
TOTAL COMMON STOCKS (Cost $830,062)		982,908
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.8%
Financials - 0.0%(d)
Annaly Capital Management, Inc.	16	339
Real Estate - 2.8%
Alexandria Real Estate Equities, Inc.	4	233
American Homes 4 Rent - Class A(a)	9	284
American Tower Corp.	12	2,148
AvalonBay Communities, Inc.	4	696
BXP, Inc.(a)	4	285
Camden Property Trust	3	298
Crown Castle, Inc.	12	1,083
Digital Realty Trust, Inc.	9	1,534
Equinix, Inc.	3	2,538
Equity LifeStyle Properties, Inc.(a)	5	305
Equity Residential(a)	10	594
Essex Property Trust, Inc.	2	504
Extra Space Storage, Inc.	6	801
Gaming and Leisure Properties, Inc.	7	313
Healthpeak Properties, Inc.	18	323
Invitation Homes, Inc.	15	422
Iron Mountain, Inc.	8	824
Kimco Realty Corp.	18	372
Mid-America Apartment Communities, Inc.	3	385
Prologis, Inc.	25	3,102
Public Storage(a)	4	1,114
Realty Income Corp.(a)	24	1,391
Regency Centers Corp.	5	345
SBA Communications Corp.	3	574
Simon Property Group, Inc.	9	1,582
Sun Communities, Inc.	3	380
UDR, Inc.	8	269
Ventas, Inc.	12	885
VICI Properties, Inc.(a)	28	840
Welltower, Inc.(a)	17	3,078
Weyerhaeuser Co.	19	437
WP Carey, Inc.	6	396
		28,335
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $31,072)		28,674

The accompanying notes are an integral part of these financial statements.

36

Pacer MSCI World Industry Advantage ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(e)	156,099	$156,099
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $156,099)		156,099
TOTAL INVESTMENTS - 115.3% (Cost $1,017,233)		$1,167,681
Liabilities in Excess of Other Assets - (15.3)%		(155,046)
TOTAL NET ASSETS - 100.0%		$1,012,635

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $152,553.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

37

PACER NASDAQ 100 TOP 50 CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 9.4%
Alphabet, Inc. - Class A	427	$120,068
Electronic Arts, Inc.	1,513	302,691
Meta Platforms, Inc. - Class A	223	144,582
Netflix, Inc.(a)	178	199,157
Trade Desk, Inc. - Class A(a)	564	28,358
		794,856
Consumer Discretionary - 9.6%
Airbnb, Inc. - Class A(a)	811	102,624
Booking Holdings, Inc.	35	177,721
DoorDash, Inc. - Class A(a)	1,157	294,306
MercadoLibre, Inc.(a)(b)	99	230,399
		805,050
Consumer Staples - 2.9%
Monster Beverage Corp.(a)	3,678	245,801
Energy - 0.8%
Diamondback Energy, Inc.	497	71,165
Health Care - 9.8%
Amgen, Inc.	389	116,089
Biogen, Inc.(a)	525	80,992
Gilead Sciences, Inc.	1,653	198,013
Idexx Laboratories, Inc.(a)(b)	472	297,129
Intuitive Surgical, Inc.(a)	127	67,853
Regeneron Pharmaceuticals, Inc.	102	66,484
		826,560
Industrials - 7.3%
Automatic Data Processing, Inc.(b)	365	95,010
Axon Enterprise, Inc.(a)	254	185,986
Cintas Corp.	724	132,687
Copart, Inc.(a)	1,178	50,666
Paychex, Inc.	660	77,240
Verisk Analytics, Inc.	329	71,972
		613,561
Information Technology - 60.1%(c)
Adobe, Inc.(a)	167	56,832
Analog Devices, Inc.	591	138,371
Apple, Inc.(b)	334	90,304
Applied Materials, Inc.	550	128,205
AppLovin Corp. - Class A(a)	341	217,329
Atlassian Corp. - Class A(a)	221	37,442
Autodesk, Inc.(a)	307	92,511
Broadcom, Inc.	999	369,260
Cadence Design System, Inc.(a)	639	216,423
Cisco Systems, Inc.	2,505	183,140
Crowdstrike Holdings, Inc. - Class A(a)(b)	401	217,747
Datadog, Inc. - Class A(a)	689	112,176
Fortinet, Inc.(a)(b)	992	85,739
Intuit, Inc.	355	236,980

	Shares	Value
KLA Corp.	235	$284,054
Lam Research Corp.(b)	2,034	320,274
Marvell Technology, Inc.	630	59,056
Microsoft Corp.	503	260,458
NVIDIA Corp.	2,187	442,846
ON Semiconductor Corp.(a)	2,480	124,198
Palantir Technologies, Inc. - Class A(a)(b)	2,502	501,576
Palo Alto Networks, Inc.(a)	471	103,733
Qualcomm, Inc.	421	76,159
Roper Technologies, Inc.	158	70,492
Synopsys, Inc.(a)	349	158,383
Workday, Inc. - Class A(a)	301	72,216
Zscaler, Inc.(a)	1,201	397,699
		5,053,603
TOTAL COMMON STOCKS (Cost $7,283,503)		8,410,596
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	1,520,060	1,520,060
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,520,060)		1,520,060
TOTAL INVESTMENTS - 118.0% (Cost $8,803,563)		$9,930,656
Liabilities in Excess of Other Assets - (18.0)%		(1,517,202)
TOTAL NET ASSETS - 100.0%		$8,413,454

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $1,496,299.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

38

PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
China - 10.3%
BYD Co. Ltd. - Class H	7,698	$99,661
Lenovo Group Ltd.	28,306	41,381
PetroChina Co. Ltd. - Class H	47,522	49,048
Ping An Insurance Group Co. of China Ltd. - Class H	15,892	114,836
Tencent Holdings Ltd.	16,886	1,366,865
Xiaomi Corp. - Class B(a)(b)	43,030	239,223
		1,911,014
Finland - 0.4%
Nokia OYJ	11,943	80,724
France - 8.6%
Cie de Saint-Gobain SA	1,064	103,092
Cie Generale des Etablissements Michelin SCA	1,574	50,237
L’Oreal SA	1,045	436,817
Safran SA	854	303,084
Sanofi SA	2,485	250,915
Schneider Electric SE	1,158	328,485
Thales SA	434	123,511
		1,596,141
Germany - 8.2%
BASF SE	1,939	95,635
Bayer AG	2,151	66,818
Bayerische Motoren Werke AG	1,245	115,837
Evonik Industries AG	1,076	18,021
Fresenius Medical Care AG	669	35,903
Infineon Technologies AG	2,803	110,883
Merck KGaA	296	38,707
SAP SE	2,328	602,280
Siemens AG	1,579	446,907
		1,530,991
Japan - 25.4%(c)
Aisin Corp.	1,771	31,884
Asahi Kasei Corp.	3,183	24,424
Bridgestone Corp.	1,548	67,943
Canon, Inc.	2,856	82,153
Dai Nippon Printing Co. Ltd.	1,236	20,688
Daikin Industries Ltd.	628	73,248
Denso Corp.	6,240	87,520
Disco Corp.	239	80,039
Ebara Corp.	1,094	29,325
ENEOS Holdings, Inc.	6,207	39,181
FANUC Corp.	2,155	68,645
Fuji Electric Co. Ltd.	352	25,262
FUJIFILM Holdings Corp.	2,723	63,256
Fujitsu Ltd.	4,393	114,906
Hitachi Ltd.	9,237	318,749
Honda Motor Co. Ltd.	11,123	112,594
Idemitsu Kosan Co. Ltd.	3,041	21,144

	Shares	Value
JFE Holdings, Inc.	1,510	$17,328
Kao Corp.	1,033	43,704
Kawasaki Heavy Industries Ltd.	392	31,541
Komatsu Ltd.	2,077	69,624
Kyocera Corp.	3,386	45,041
Mitsubishi Chemical Group Corp.	3,551	18,574
Mitsubishi Electric Corp.	4,508	126,280
Mitsubishi Heavy Industries Ltd.	7,019	211,923
Murata Manufacturing Co. Ltd.	4,290	94,424
NEC Corp.	2,939	107,140
NIDEC CORP	2,635	32,196
Nippon Steel Corp.	11,940	49,299
Nissan Motor Co. Ltd.(a)	8,680	19,910
Nitto Denko Corp.	1,615	40,388
NTT, Inc.	185,629	190,796
Olympus Corp.	2,592	31,948
Panasonic Holdings Corp.	5,373	62,704
Renesas Electronics Corp.	4,137	51,300
SCREEN Holdings Co. Ltd.	240	22,869
Sekisui Chemical Co. Ltd.	1,037	18,000
Shin-Etsu Chemical Co. Ltd.	4,132	124,810
SoftBank Group Corp.	3,046	534,943
Sony Financial Holdings, Inc.(a)	12,228	12,330
Sony Group Corp.	12,228	343,727
Sumitomo Electric Industries Ltd.	1,787	65,515
Takeda Pharmaceutical Co. Ltd.	3,374	90,924
TDK Corp.	4,324	74,999
Terumo Corp.	3,244	52,446
Tokyo Electron Ltd.	975	216,245
TOPPAN Holdings, Inc.	692	16,973
Toray Industries, Inc.	3,775	23,175
Toyota Motor Corp.	30,193	614,792
		4,716,829
Netherlands - 6.7%
Airbus Group SE	1,580	388,640
ASML Holding NV	753	796,857
Koninklijke Philips NV	2,087	57,108
		1,242,605
South Korea - 9.5%
Hyundai Motor Co.	449	91,391
Kia Corp.	868	73,047
LG Chem Ltd.	162	45,197
LG Corp.	362	20,403
LG Electronics, Inc.	386	23,733
POSCO Holdings, Inc.	180	39,228
Samsung Electronics Co. Ltd.	11,476	865,885
Samsung SDI Co. Ltd.	165	37,291
SK Hynix, Inc.	1,480	580,677
		1,776,852
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson - Class B	6,837	68,944

The accompanying notes are an integral part of these financial statements.

39

PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - 9.5%
ABB Ltd.	3,762	$278,895
Nestle SA	4,971	474,893
Novartis AG	4,099	505,633
Roche Holding AG	1,366	439,462
STMicroelectronics NV	2,017	49,613
Swatch Group AG	70	14,596
		1,763,092
Taiwan - 15.6%
AUO Corp.	19,118	7,556
Delta Electronics, Inc.	5,633	182,325
Hon Hai Precision Industry Co. Ltd.	28,954	242,531
MediaTek, Inc.	3,373	143,737
Taiwan Semiconductor Manufacturing Co. Ltd.	46,885	2,287,743
Wistron Corp.	6,902	33,790
		2,897,682
United Kingdom - 5.0%
AstraZeneca PLC	3,021	494,895
British American Tobacco PLC	4,503	230,944
GSK PLC	8,502	198,865
		924,704
TOTAL COMMON STOCKS (Cost $14,513,440)		18,509,578
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel AG & Co. KGaA, 0.00%	421	34,095
TOTAL PREFERRED STOCKS (Cost $32,920)		34,095
TOTAL INVESTMENTS - 99.7% (Cost $14,546,360)		$18,543,673
Other Assets in Excess of Liabilities - 0.3%		47,345
TOTAL NET ASSETS - 100.0%		$18,591,018

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $239,223 or 1.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

The accompanying notes are an integral part of these financial statements.

40

Pacer Trendpilot® 100 ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 14.7%
Alphabet, Inc. - Class A	160,487	$45,127,340
Alphabet, Inc. - Class C	149,816	42,221,145
Charter Communications, Inc. - Class A(a)(b)	9,243	2,161,383
Comcast Corp. - Class A	248,967	6,929,996
Electronic Arts, Inc.	16,927	3,386,416
Meta Platforms, Inc. - Class A	59,844	38,799,857
Netflix, Inc.(a)	28,814	32,238,832
Take-Two Interactive Software, Inc.(a)	12,465	3,195,652
T-Mobile US, Inc.	76,165	15,998,458
Trade Desk, Inc. - Class A(a)(b)	30,177	1,517,300
Warner Bros Discovery, Inc.(a)	167,672	3,764,236
		195,340,615
Consumer Discretionary - 13.2%
Airbnb, Inc. - Class A(a)	29,085	3,680,416
Amazon.com, Inc.(a)	294,351	71,886,401
Booking Holdings, Inc.	2,201	11,176,106
DoorDash, Inc. - Class A(a)	27,197	6,918,101
Lululemon Athletica, Inc.(a)	7,773	1,325,608
Marriott International, Inc.	18,366	4,785,812
MercadoLibre, Inc.(a)	3,440	8,005,774
O’Reilly Automotive, Inc.(a)(b)	57,423	5,423,028
PDD Holdings, Inc. - ADR(a)	45,159	6,090,594
Ross Stores, Inc.	22,137	3,518,012
Starbucks Corp.(b)	76,959	6,223,674
Tesla Motors, Inc.(a)	100,440	45,856,887
		174,890,413
Consumer Staples - 4.4%
Coca-Cola Europacific Partners PLC	31,037	2,757,017
Costco Wholesale Corp.	30,047	27,386,338
Keurig Dr Pepper, Inc.(b)	92,001	2,498,747
Mondelez International, Inc.	87,624	5,034,875
Monster Beverage Corp.(a)	66,165	4,421,807
PepsiCo, Inc.	92,664	13,537,284
The Kraft Heinz Co.(b)	80,185	1,982,975
		57,619,043
Energy - 0.5%
Baker Hughes Co.	66,703	3,229,092
Diamondback Energy, Inc.	19,560	2,800,797
		6,029,889
Financials - 0.3%
PayPal Holdings, Inc.(a)	64,665	4,479,345
Health Care - 4.4%
Amgen, Inc.	36,537	10,903,737
AstraZeneca PLC - ADR	39,753	3,275,647
Biogen, Inc.(a)	9,930	1,531,901
DexCom, Inc.(a)(b)	26,557	1,546,148

	Shares	Value
GE HealthCare Technologies, Inc.	30,901	$2,316,030
Gilead Sciences, Inc.	84,002	10,062,600
IDEXX Laboratories, Inc.(a)	5,407	3,403,761
Intuitive Surgical, Inc.(a)	24,273	12,968,578
Regeneron Pharmaceuticals, Inc.	7,039	4,588,020
Vertex Pharmaceuticals, Inc.(a)	17,342	7,380,235
		57,976,657
Industrials - 3.8%
Automatic Data Processing, Inc.	27,403	7,133,001
Axon Enterprise, Inc.(a)	5,309	3,887,409
Cintas Corp.	27,253	4,994,657
Copart, Inc.(a)	65,439	2,814,531
CSX Corp.	126,414	4,553,432
Fastenal Co.(b)	77,629	3,194,433
Honeywell International, Inc.	42,979	8,652,962
Old Dominion Freight Line, Inc.	14,233	1,998,598
PACCAR, Inc.	35,534	3,496,546
Paychex, Inc.	24,335	2,847,925
Thomson Reuters Corp.	30,474	4,664,351
Verisk Analytics, Inc.	9,458	2,069,032
		50,306,877
Information Technology - 56.1%(c)
Adobe, Inc.(a)	28,729	9,776,766
Advanced Micro Devices, Inc.(a)	110,003	28,173,968
Analog Devices, Inc.	33,277	7,791,144
Apple, Inc.	409,002	110,581,871
Applied Materials, Inc.	54,062	12,601,852
AppLovin Corp. - Class A(a)	20,856	13,292,154
ARM Holdings PLC - ADR(a)(b)	9,228	1,567,099
ASML Holding NV	5,741	6,081,039
Atlassian Corp. - Class A(a)(b)	11,248	1,905,636
Autodesk, Inc.(a)	14,473	4,361,294
Broadcom, Inc.	214,530	79,296,724
Cadence Design System, Inc.(a)	18,431	6,242,395
CDW Corp.	8,874	1,414,249
Cisco Systems, Inc.	268,429	19,624,844
Cognizant Technology Solutions Corp. - Class A	33,072	2,410,287
Crowdstrike Holdings, Inc. - Class A(a)	17,030	9,247,460
Datadog, Inc. - Class A(a)	21,856	3,558,375
Fortinet, Inc.(a)	51,820	4,478,803
GlobalFoundries, Inc.(a)	37,526	1,335,926
Intel Corp.(a)	297,714	11,905,583
Intuit, Inc.	18,933	12,638,724
KLA Corp.	8,940	10,806,136
Lam Research Corp.	85,946	13,533,057
Marvell Technology, Inc.	58,328	5,467,667
Microchip Technology, Inc.	36,520	2,279,578
Micron Technology, Inc.	75,980	17,002,045
Microsoft Corp.	204,906	106,102,376
MicroStrategy, Inc. - Class A(a)(b)	17,872	4,816,683
NVIDIA Corp.	669,983	135,664,858

The accompanying notes are an integral part of these financial statements.

41

Pacer Trendpilot® 100 ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
NXP Semiconductors NV	17,049	$3,565,287
ON Semiconductor Corp.(a)	27,665	1,385,463
Palantir Technologies, Inc. - Class A(a)	154,267	30,925,906
Palo Alto Networks, Inc.(a)	45,278	9,972,027
Qualcomm, Inc.	73,265	13,253,639
Roper Technologies, Inc.	7,284	3,249,757
Shopify, Inc. - Class A(a)	82,637	14,367,269
Synopsys, Inc.(a)	12,504	5,674,565
Texas Instruments, Inc.	61,692	9,960,790
Workday, Inc. - Class A(a)(b)	14,678	3,521,546
Zscaler, Inc.(a)	10,522	3,484,255
		743,319,097
Materials - 1.0%
Linde PLC	31,734	13,274,332
Solstice Advanced Materials, Inc.(a)	10,745	484,266
		13,758,598
Real Estate - 0.2%
CoStar Group, Inc.(a)	28,651	1,971,475
Utilities - 1.4%
American Electric Power Co., Inc.	36,173	4,350,165
Constellation Energy Corp.	21,125	7,964,125
Exelon Corp.(b)	68,309	3,150,411
Xcel Energy, Inc.	39,998	3,246,638
		18,711,339
TOTAL COMMON STOCKS (Cost $1,099,556,260)		1,324,403,348
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	26,139,080	26,139,080
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,139,080)		26,139,080
TOTAL INVESTMENTS - 102.0% (Cost $1,125,695,340)		$1,350,542,428
Liabilities in Excess of Other Assets - (2.0)%		(25,945,959)
TOTAL NET ASSETS - 100.0%		$1,324,596,469

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $25,885,017.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

42

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Austria - 0.9%
ANDRITZ AG	330	$24,952
BAWAG Group AG(a)	390	50,302
Erste Group Bank AG	1,424	147,313
OMV AG	724	39,606
Raiffeisen Bank International AG	646	24,081
Strabag SE	80	6,261
Telekom Austria AG	383	4,075
Verbund AG - Class A	336	25,929
		322,519
Belgium - 2.3%
Ackermans & van Haaren NV	108	26,889
Ageas SA/NV	894	59,149
Anheuser-Busch InBev SA	4,840	295,118
Cenergy Holdings SA	308	5,112
D’ieteren Group	104	19,000
Elia Group SA	223	26,861
Groupe Bruxelles Lambert NV	398	34,980
KBC Groep NV	1,148	137,947
Lotus Bakeries NV	2	17,451
Sofina SA	72	19,785
Syensqo SA	356	29,397
Titan SA	184	8,250
UCB SA	607	155,673
Viohalco SA	212	2,075
		837,687
Cyprus - 0.0%(b)
Bank of Cyprus Holdings PLC	1,710	15,729
Finland - 3.2%
Elisa OYJ	710	31,295
Fortum Oyj	2,122	47,304
Kesko Oyj - Class B	1,337	28,202
Kone Oyj - Class B	1,583	105,683
Metso Oyj	3,493	57,212
Neste Oyj	2,074	42,923
Nokia OYJ	25,325	171,174
Nordea Bank Abp	16,717	285,467
Orion Oyj - Class B	530	36,990
Sampo Oyj - Class A	12,050	134,282
Stora Enso Oyj - Class R	2,953	34,378
UPM-Kymmene Oyj	2,617	70,224
Valmet Oyj	717	23,314
Wartsila OYJ Abp	2,291	74,917
		1,143,365
France - 29.0%(c)
Accor SA	1,117	56,843
Aeroports de Paris SA	198	27,136
Air Liquide SA	2,935	568,076
Airbus SE	2,980	733,004

	Shares	Value
Alstom SA(d)	1,700	$42,423
Amundi SA(a)	295	21,864
Arkema SA	294	17,452
AXA SA	8,866	384,554
Ayvens SA(a)	1,477	19,697
BioMerieux	222	28,557
BNP Paribas SA	5,100	394,211
Bollore SE	3,489	19,424
Bouygues SA	951	42,893
Bureau Veritas SA	1,747	57,349
Capgemini SE	782	120,333
Carrefour SA	3,206	48,225
Cie de Saint-Gobain SA	2,292	222,075
Cie Generale des Etablissements Michelin SCA	3,351	106,953
Credit Agricole SA	4,697	84,675
Danone SA	3,223	284,864
Dassault Aviation SA	90	28,922
Dassault Systemes SE	3,350	95,105
Edenred SE	1,216	34,942
Eiffage SA	368	45,259
Engie SA	8,988	210,307
EssilorLuxottica SA	1,468	536,898
Eurazeo SE	203	13,840
FDJ UNITED	558	16,260
Getlink SE	1,738	31,712
Hermes International SCA	173	428,527
Ipsen SA	177	24,849
Kering	355	125,539
Legrand SA	1,239	213,505
L’Oreal SA	1,167	487,814
LVMH Moet Hennessy Louis Vuitton SE	1,300	917,194
Orange SA	10,531	167,936
Pernod Ricard SA	968	94,795
Publicis Groupe SA	1,154	115,457
Renault SA	955	37,096
Rexel SA	1,129	39,040
Safran SA	1,771	628,527
Sanofi SA	5,466	551,911
Sartorius Stedim Biotech	141	33,675
Schneider Electric SE	2,762	783,485
SCOR SE	880	26,657
SEB SA	133	7,355
Societe Generale SA	3,648	230,678
Sodexo SA	412	22,814
SPIE SA	730	37,124
Teleperformance SE	270	19,283
Thales SA	452	128,634
TotalEnergies SE	9,473	589,080
Veolia Environnement SA	3,058	100,985
Vinci SA	2,532	338,254
Wendel SA	123	11,541
		10,455,608

The accompanying notes are an integral part of these financial statements.

43

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Germany - 25.6%(c)
adidas AG	846	$159,728
Allianz SE	1,969	790,260
Aumovio SE(d)	275	11,802
BASF SE	4,545	224,167
Bayer AG	4,977	154,604
Bayerische Motoren Werke AG	1,446	134,538
Bechtle AG	416	17,569
Beiersdorf AG	519	54,869
Brenntag SE	624	34,632
Carl Zeiss Meditec AG	176	8,906
Commerzbank AG	3,792	137,725
Continental AG	549	41,436
Covestro AG(d)	878	61,329
CTS Eventim AG & Co. KGaA	290	25,939
Daimler AG	3,843	248,989
Daimler Truck Holding AG	2,569	102,781
Delivery Hero SE(a)(d)	1,115	28,274
Deutsche Bank AG	9,020	321,575
Deutsche Boerse AG	931	235,548
Deutsche Lufthansa AG	3,041	26,618
Deutsche Post AG	4,807	220,522
Deutsche Telekom AG	16,771	519,811
Deutsche Wohnen SE	250	6,224
DWS Group GmbH & Co. KGaA(a)	158	10,098
E.ON SE	11,303	210,277
Evonik Industries AG	1,266	21,203
Fielmann Group AG	116	6,331
Fraport AG Frankfurt Airport Services Worldwide(d)	185	15,822
Fresenius Medical Care AG	1,064	57,102
Fresenius SE & Co. KGaA	2,088	120,384
FUCHS SE	131	4,643
GEA Group AG	740	52,883
Hannover Rueck SE	304	86,690
Heidelberg Materials AG	639	149,591
Henkel AG & Co. KGaA	487	36,347
Hensoldt AG	300	31,882
HOCHTIEF AG	76	21,778
Infineon Technologies AG	6,624	262,037
KION Group AG	357	25,307
Knorr-Bremse AG	336	31,215
LEG Immobilien SE	377	28,702
Merck KGaA	656	85,784
MTU Aero Engines AG	273	118,978
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	662	409,301
Nemetschek SE	287	33,081
Rational AG	26	19,045
RENK Group AG	350	26,541
Rheinmetall AG	229	449,121
RWE AG	3,376	166,004
SAP SE	5,238	1,355,129

	Shares	Value
Scout24 SE(a)	356	$41,116
Siemens AG	3,740	1,058,539
Siemens Energy AG(d)	3,270	404,430
Siemens Healthineers AG(a)	1,502	84,088
Symrise AG	673	55,682
Talanx AG	304	36,968
Traton SE	317	10,172
Volkswagen AG	145	15,268
Vonovia SE	3,564	107,014
Zalando SE(a)(d)	1,185	33,136
		9,249,535
Greece - 0.9%
Aegean Airlines SA	202	3,069
Aktor SA Holding Co. Technical And Energy Projects(d)	264	2,559
Alpha Bank SA	10,508	41,181
Athens International Airport SA	374	4,319
Athens Water Supply & Sewage Co. SA	210	1,680
Autohellas Tourist and Trading SA	96	1,226
Ellaktor SA	267	479
ElvalHalcor SA	280	1,033
Eurobank Ergasias SA	12,439	46,755
FF Group(d)(e)	1,259	6,966
GEK TERNA SA	351	9,378
Hellenic Telecommunications Organization SA	768	14,438
HELLENiQ ENERGY Holdings SA	441	3,884
Holding Co. ADMIE IPTO SA	576	1,982
Intralot SA-Integrated Information Systems & Gaming Services(d)	1,308	1,683
Jumbo SA	571	18,126
LAMDA Development SA(d)	393	3,352
Motor Oil Hellas Corinth Refineries SA	316	9,477
National Bank of Greece SA	4,242	62,317
OPAP SA	879	18,186
Optima bank SA	912	8,452
Piraeus Financial Holdings SA	5,447	42,518
Piraeus Port Authority SA	33	1,636
Public Power Corp. SA	934	16,245
Quest Holdings SA	131	1,065
Sarantis SA	136	1,978
		323,984
Ireland - 0.9%
AIB Group PLC	10,822	99,604
Bank of Ireland Group PLC	4,863	79,511
Kerry Group PLC - Class A	837	76,313
Kingspan Group PLC	778	58,200
Ryanair Holdings PLC	260	7,867
		321,495
Italy - 9.4%
A2A SpA	7,921	23,063
Amplifon SpA	622	10,611
Banca Mediolanum SpA	1,081	21,693

The accompanying notes are an integral part of these financial statements.

44

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Italy - (Continued)
Banca Monte dei Paschi di Siena SpA	10,575	$92,443
Banco BPM SpA	7,436	108,038
BPER Banca SPA	7,014	83,717
Brunello Cucinelli SpA	172	17,395
Buzzi SpA	442	26,569
Davide Campari-Milano NV	2,839	19,745
DiaSorin SpA	111	9,813
Enel SpA	39,561	400,001
Eni SpA	9,923	182,363
Ferrari NV	605	241,632
FinecoBank Banca Fineco SpA	3,104	70,876
Generali	4,900	188,359
Hera SpA	3,868	17,343
Infrastrutture Wireless Italiane SpA(a)	1,641	18,016
Interpump Group SpA	368	18,961
Intesa Sanpaolo SpA	79,883	513,420
Italgas SpA	3,102	32,501
Leonardo SpA	2,040	119,639
Mediobanca Banca di Credito Finanziario SpA	572	10,902
Moncler SpA	1,139	68,269
Nexi SpA(a)	3,034	15,968
Pirelli & C SpA(a)	1,894	13,265
Poste Italiane SpA(a)	2,308	55,574
Prysmian SpA	1,452	150,326
Recordati Industria Chimica e Farmaceutica SpA	550	32,649
Reply SpA	114	15,978
Snam SpA	10,368	63,912
Telecom Italia SpA(d)	55,318	32,595
Telecom Italia SpA - Savings Shares(d)	30,466	20,234
Terna Rete Elettrica Nazionale SpA	7,097	72,690
UniCredit SpA	7,944	586,298
Unipol Assicurazioni SpA	1,910	41,752
		3,396,610
Luxembourg - 0.5%
ArcelorMittal	2,146	82,024
CVC Capital Partners PLC(a)	1,072	17,904
Eurofins Scientific SE(d)	571	40,240
RTL Group SA	187	7,210
Tenaris SA	1,776	35,384
		182,762
Netherlands - 14.7%
ABN AMRO Group NV(a)	2,601	77,679
Adyen NV(a)(d)	135	231,637
Aegon Ltd.	6,577	50,080
Akzo Nobel NV	854	56,542
Argenx SE(d)	309	251,312
ASM International NV	236	152,878
ASML Holding NV	2,005	2,121,778
ASR Nederland NV	790	52,723

	Shares	Value
BE Semiconductor Industries NV	359	$61,077
CTP NV(a)	658	13,713
Euronext NV(a)	440	62,888
EXOR NV	485	42,039
Ferrovial SE	2,395	146,863
Heineken Holding NV	577	38,973
Heineken NV	1,406	108,646
IMCD NV	295	30,596
ING Groep NV	15,152	379,337
JDE Peet’s NV	787	28,647
Koninklijke Ahold Delhaize NV	4,608	188,607
Koninklijke KPN NV	19,084	88,384
Koninklijke Philips NV	3,939	107,786
Koninklijke Vopak NV	288	13,039
NN Group NV	1,315	90,004
Prosus NV	6,507	449,491
QIAGEN NV	1,080	50,740
Randstad Holding NV	549	21,509
Stellantis NV	10,849	109,769
Universal Music Group NV	4,766	127,834
Wolters Kluwer NV	1,170	143,288
		5,297,859
Poland - 0.1%
InPost SA(d)	1,290	16,237
Portugal - 0.5%
Banco Comercial Portugues SA	46,167	40,719
EDP SA	15,080	74,916
Galp Energia SGPS SA	2,081	41,725
Jeronimo Martins SGPS SA	1,395	35,921
		193,281
Spain - 9.8%
Acciona SA	121	26,778
ACS Actividades de Construccion y Servicios SA	907	74,436
Aena SME SA(a)	3,505	95,142
Amadeus IT Holding SA	2,216	169,399
Banco Bilbao Vizcaya Argentaria SA	28,880	580,383
Banco de Sabadell SA	26,308	98,340
Banco Santander SA	75,581	768,904
Bankinter SA	3,151	47,470
CaixaBank SA	18,302	193,279
Cellnex Telecom SA(a)	2,857	89,013
Corp. ACCIONA Energias Renovables SA	206	5,665
EDP Renovaveis SA	1,574	23,005
Endesa SA	1,606	57,552
Grifols SA	1,453	18,816
Iberdrola SA	33,976	687,885
Industria de Diseno Textil SA	5,630	310,842
Mapfre SA	4,636	20,477
Naturgy Energy Group SA	482	14,601
Redeia Corp. SA	2,057	37,011

The accompanying notes are an integral part of these financial statements.

45

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Spain - (Continued)
Repsol SA	5,798	$106,093
Telefonica SA	20,660	104,470
		3,529,561
Switzerland - 0.4%
DSM-Firmenich AG	923	75,217
STMicroelectronics NV	3,251	79,966
		155,183
TOTAL COMMON STOCKS (Cost $31,384,589)		35,441,415
PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG, 0.00%	284	24,568
FUCHS SE, 0.00%	333	14,885
Henkel AG & Co. KGaA, 0.00%	827	66,974
Volkswagen AG, 0.00%	1,047	108,879
		215,306
Spain - 0.0%(b)
Grifols SA, Class B, 0.00%	1,311	12,112
TOTAL PREFERRED STOCKS (Cost $226,115)		227,418
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%
Belgium - 0.0%(b)
Warehouses De Pauw CVA	928	23,554
France - 0.4%
Covivio SA	273	17,496
Gecina SA	260	24,140
Klepierre	1,052	40,185
Unibail-Rodamco-Westfield	516	53,314
		135,135
Spain - 0.1%
Merlin Properties Socimi SA	1,908	29,712
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $167,746)		188,401
TOTAL INVESTMENTS - 99.3% (Cost $31,778,450)		$35,857,234
Other Assets in Excess of Liabilities - 0.7%		239,062
TOTAL NET ASSETS - 100.0%		$36,096,296

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $979,374 or 2.7% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Non-income producing security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,966 or 0.0% of net assets as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

46

Pacer Trendpilot® Fund of Funds ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 100.0%
Pacer Trendpilot 100 ETF(a)	139,150	$11,307,329
Pacer Trendpilot International ETF(a)	353,488	11,061,665
Pacer Trendpilot US Bond ETF(a)	541,911	10,587,857
Pacer Trendpilot US Large Cap ETF(a)	196,938	11,046,252
Pacer Trendpilot US Mid Cap ETF(a)	299,452	10,660,431
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $50,678,324)		54,663,534
TOTAL INVESTMENTS - 100.0% (Cost $50,678,324)		$54,663,534
Other Assets in Excess of Liabilities - 0.0%(b)		7,326
TOTAL NET ASSETS - 100.0%		$54,670,860

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

47

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 5.5%
ANZ Group Holdings Ltd.	23,734	$569,144
Aristocrat Leisure Ltd.	4,943	204,887
BHP Group Ltd.	40,754	1,158,610
Brambles Ltd.	10,876	176,908
Cochlear Ltd.	520	97,702
Coles Group Ltd.	10,676	154,026
Commonwealth Bank of Australia	13,473	1,513,073
Computershare Ltd.	4,322	103,416
CSL Ltd.	3,849	449,535
Fortescue Ltd.	13,223	184,197
Insurance Australia Group Ltd.	18,820	96,788
Macquarie Group Ltd.	2,815	402,556
National Australia Bank Ltd.	24,365	695,391
Northern Star Resources Ltd.	11,382	183,277
Origin Energy Ltd.	13,708	109,872
Pro Medicus Ltd.	442	76,236
QBE Insurance Group Ltd.	12,014	155,958
REA Group Ltd.	400	55,770
Rio Tinto Ltd.	2,952	256,638
Santos Ltd.	25,836	106,667
Sigma Healthcare Ltd.	45,924	93,450
Suncorp Group Ltd.	8,620	110,662
Telstra Group Ltd.	31,706	101,237
Transurban Group	24,731	234,308
Wesfarmers Ltd.	9,031	496,355
Westpac Banking Corp.	27,562	698,630
WiseTech Global Ltd.	1,680	75,978
Woodside Energy Group Ltd.	15,102	245,055
Woolworths Group Ltd.	9,722	180,719
		8,987,045
Austria - 0.3%
Erste Group Bank AG	2,551	263,901
OMV AG	1,146	62,691
Raiffeisen Bank International AG	1,022	38,096
Strabag SE	128	10,018
Verbund AG - Class A	666	51,395
		426,101
Belgium - 0.6%
Anheuser-Busch InBev SA	7,870	479,873
KBC Groep NV	1,996	239,846
UCB SA	959	245,948
		965,667
Canada - 10.2%
Agnico Eagle Mines Ltd.	4,056	652,349
Alimentation Couche-Tard, Inc.	6,102	310,114
Bank of Montreal	5,772	717,019
Bank of Nova Scotia	9,886	648,400
Barrick Mining Corp.	13,757	451,586
BCE, Inc.	2,448	55,957
Brookfield Corp.	17,381	800,427

	Shares	Value
Cameco Corp.	3,464	$354,019
Canadian Imperial Bank of Commerce	7,392	612,473
Canadian National Railway Co.	4,424	424,216
Canadian Natural Resources Ltd.	16,620	531,703
Canadian Pacific Kansas City Ltd.	7,275	523,522
Cenovus Energy, Inc.	10,014	169,214
Constellation Software, Inc.	162	426,334
Dollarama, Inc.	2,199	285,836
Enbridge, Inc.(a)	17,575	819,511
Fairfax Financial Holdings Ltd.	169	274,377
Franco-Nevada Corp.	1,532	286,171
Great-West Lifeco, Inc.	2,138	90,639
Imperial Oil Ltd.	1,250	110,558
Intact Financial Corp.	1,419	264,699
Loblaw Cos. Ltd.	4,558	181,144
Manulife Financial Corp.	13,516	437,411
National Bank of Canada	3,115	348,024
Nutrien Ltd.	3,878	211,216
Restaurant Brands International, Inc.	2,610	171,426
Royal Bank of Canada	11,321	1,658,498
Shopify, Inc. - Class A(b)	9,852	1,712,958
Sun Life Financial, Inc.	4,483	272,678
Suncor Energy, Inc.	9,655	384,465
TC Energy Corp.	8,270	414,989
TELUS Corp.	4,074	59,576
Thomson Reuters Corp.	1,080	165,432
Toronto-Dominion Bank	13,822	1,134,891
Waste Connections, Inc.	2,056	344,809
Wheaton Precious Metals Corp.	3,671	354,523
		16,661,164
Denmark - 1.3%
AP Moller - Maersk AS - Class A	22	45,365
AP Moller - Maersk AS - Class B	37	76,268
Coloplast AS - Class B	954	86,227
Danske Bank A/S	5,250	234,425
DSV AS	1,569	332,982
Novo Nordisk AS	25,583	1,247,571
Novonesis Novozymes B	2,738	163,631
		2,186,469
Finland - 0.9%
Amer Sports, Inc.(b)	1,238	38,663
Fortum Oyj	3,504	78,112
Kone Oyj - Class B	3,100	206,960
Nokia OYJ	40,806	275,812
Nordea Bank Abp	27,611	471,700
Sampo Oyj - Class A	20,275	225,940
UPM-Kymmene Oyj	4,198	112,647
Wartsila OYJ Abp	3,856	126,093
		1,535,927
France - 7.5%
Air Liquide SA	4,660	901,953
AXA SA	13,627	591,058

The accompanying notes are an integral part of these financial statements.

48

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
France - (Continued)
BNP Paribas SA	8,099	$626,023
Christian Dior SE	30	19,624
Cie de Saint-Gobain SA	3,650	353,653
Credit Agricole SA	8,914	160,696
Danone SA	5,132	453,591
Dassault Systemes SE	5,244	148,875
Engie SA	13,945	326,295
EssilorLuxottica SA	2,350	859,475
Hermes International SCA	281	696,046
L’Oreal SA	1,852	774,148
LVMH Moet Hennessy Louis Vuitton SE	2,057	1,451,283
Safran SA	2,767	982,006
Sanofi SA	8,585	866,842
Schneider Electric SE	4,359	1,236,500
Thales SA	728	207,180
TotalEnergies SE	16,846	1,047,572
Vinci SA	3,990	533,030
		12,235,850
Germany - 7.2%
Allianz SE	3,114	1,249,807
BASF SE	7,103	350,332
Bayerische Motoren Werke AG	2,100	195,387
Commerzbank AG	8,292	301,164
Daimler AG	5,742	372,025
Deutsche Bank AG	15,502	552,666
Deutsche Boerse AG	1,499	379,255
Deutsche Post AG	7,637	350,349
Deutsche Telekom AG	28,123	871,662
E.ON SE	17,658	328,504
Hannover Rueck SE	484	138,020
Infineon Technologies AG	10,388	410,936
Merck KGaA	1,032	134,952
Muenchener Rueckversicherungs-Gesellschaft AG	1,041	643,628
Rheinmetall AG	371	727,615
SAP SE	8,215	2,125,312
Siemens AG	5,928	1,677,813
Siemens Energy AG(b)	5,442	673,060
Siemens Healthineers AG(c)	2,330	130,443
Volkswagen AG	242	25,481
		11,638,411
Hong Kong - 1.9%
AIA Group Ltd.	83,570	811,443
BOC Hong Kong Holdings Ltd.	28,601	140,529
Budweiser Brewing Co. APAC Ltd.(c)	12,649	12,827
Chow Tai Fook Jewellery Group Ltd.	17,268	33,822
CK Asset Holdings Ltd.	15,596	77,152
CK Hutchison Holdings Ltd.	21,861	144,886
CK Infrastructure Holdings Ltd.	4,939	32,130
CLP Holdings Ltd.	12,669	108,095
Futu Holdings Ltd. - ADR(a)	482	95,937

	Shares	Value
Galaxy Entertainment Group Ltd.	16,363	$81,535
Hang Seng Bank Ltd.	5,540	108,083
Henderson Land Development Co. Ltd.	10,669	37,456
Hong Kong & China Gas Co. Ltd.	86,110	80,120
Hong Kong Exchanges & Clearing Ltd.	9,482	516,897
Jardine Matheson Holdings Ltd.	1,641	96,409
MTR Corp. Ltd.	12,877	47,229
Power Assets Holdings Ltd.	10,855	68,953
Prudential PLC	20,482	283,870
Sun Hung Kai Properties Ltd.	12,220	148,532
Techtronic Industries Co. Ltd.	11,361	132,755
Zijin Gold International Co. Ltd.(b)	1,178	19,920
		3,078,580
Ireland - 0.6%
AIB Group PLC	17,004	156,503
Experian PLC	7,304	340,343
James Hardie Industries PLC(b)	4,610	97,156
Kerry Group PLC - Class A	1,297	118,253
Kingspan Group PLC	1,216	90,965
Ryanair Holdings PLC	4,218	127,624
		930,844
Israel - 1.2%
Azrieli Group Ltd.	300	31,644
Bank Hapoalim BM	10,474	213,115
Bank Leumi Le-Israel BM	11,884	241,914
Bezeq The Israeli Telecommunication Corp. Ltd.	18,526	37,928
Camtek Ltd.(b)	220	27,257
Cellebrite DI Ltd.(b)	952	16,241
Check Point Software Technologies Ltd.(b)	668	130,714
CyberArk Software Ltd.(a)(b)	405	210,916
Elbit Systems Ltd.	216	103,411
Etoro Group Ltd. - Class A(a)(b)	100	3,706
First International Bank Of Israel Ltd.	420	30,290
Global-e Online Ltd.(b)	870	31,694
Harel Insurance Investments & Financial Services Ltd.	884	30,928
ICL Group Ltd.	5,840	38,337
Isracard Ltd.	1	3
Israel Discount Bank Ltd. - Class A	9,749	97,656
Melisron Ltd.	195	25,386
Menora Mivtachim Holdings Ltd.	168	16,808
Mizrahi Tefahot Bank Ltd.	1,235	80,427
Monday.com Ltd.(b)	333	68,345
Nice Ltd.(b)	507	68,711
Nova Ltd.(b)	230	79,642
Phoenix Financial Ltd.	1,797	69,267
Teva Pharmaceutical Industries Ltd. - ADR(b)	9,127	186,921
Tower Semiconductor Ltd.(b)	900	74,382
Wix.com Ltd.(b)	444	64,620
		1,980,263

The accompanying notes are an integral part of these financial statements.

49

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Italy - 2.4%
Enel SpA	61,476	$621,584
Eni SpA	16,527	303,729
Ferrari NV	974	389,007
Generali	8,381	322,172
Intesa Sanpaolo SpA	125,779	808,400
Leonardo SpA	3,180	186,496
Poste Italiane SpA(c)	3,640	87,647
Prysmian SpA	2,360	244,332
UniCredit SpA	12,504	922,843
		3,886,210
Japan - 22.0%
Advantest Corp.	6,093	914,681
Aeon Co. Ltd.	22,149	350,610
Aisin Corp.	4,466	80,403
Ajinomoto Co., Inc.	7,366	209,016
Asahi Group Holdings Ltd.	12,100	130,414
Asahi Kasei Corp.	10,871	83,414
Asics Corp.	5,844	149,522
Astellas Pharma, Inc.	14,401	150,776
Bandai Namco Holdings, Inc.	5,171	161,126
Bridgestone Corp.	4,656	204,355
Canon, Inc.	7,214	207,512
Capcom Co. Ltd.	2,736	71,618
Central Japan Railway Co.	7,698	188,117
Chugai Pharmaceutical Co. Ltd.	5,075	232,131
Dai-ichi Life Holdings, Inc.	29,442	207,284
Daiichi Sankyo Co. Ltd.	15,077	358,948
Daikin Industries Ltd.	2,329	271,649
Daiwa House Industry Co. Ltd.	4,824	163,805
Daiwa Securities Group, Inc.	11,258	86,895
Denso Corp.	15,521	217,693
Disco Corp.	746	249,828
East Japan Railway Co.	9,027	220,008
Eisai Co. Ltd.	2,322	68,857
ENEOS Holdings, Inc.	21,530	135,905
FANUC Corp.	7,349	234,094
Fast Retailing Co. Ltd.	1,686	619,874
FUJIFILM Holdings Corp.	9,894	229,839
Fujikura Ltd.	2,188	300,564
Fujitsu Ltd.	13,932	364,414
Hitachi Ltd.	36,790	1,269,543
Honda Motor Co. Ltd.	32,344	327,407
Hoya Corp.	2,734	445,022
IHI Corp.	8,586	179,119
Inpex Corp.	7,318	134,907
Isuzu Motors Ltd.	4,424	54,399
ITOCHU Corp.	11,223	650,397
Japan Exchange Group, Inc.	8,310	93,259
Japan Post Bank Co. Ltd.	14,227	159,524
Japan Post Holdings Co. Ltd.	13,721	128,787
Japan Tobacco, Inc.	8,748	304,542
Kajima Corp.	3,572	115,335

	Shares	Value
Kansai Electric Power Co., Inc.	8,164	$127,538
Kao Corp.	3,708	156,876
Kawasaki Kisen Kaisha Ltd.	5,084	73,006
KDDI Corp.	22,329	356,647
Keyence Corp.	1,588	591,159
Kirin Holdings Co. Ltd.	6,470	90,872
Komatsu Ltd.	7,569	253,724
Konami Group Corp.	819	136,792
Kubota Corp.	8,054	104,549
Kyocera Corp.	11,176	148,665
Kyowa Kirin Co. Ltd.	1,886	29,151
Lasertec Corp.	636	117,246
LY Corp.	19,886	58,454
Marubeni Corp.	13,211	325,753
Mitsubishi Corp.	32,003	770,846
Mitsubishi Electric Corp.	16,810	470,889
Mitsubishi Estate Co. Ltd.	9,950	210,738
Mitsubishi HC Capital, Inc.	7,702	60,273
Mitsubishi Heavy Industries Ltd.	26,845	810,524
Mitsubishi UFJ Financial Group, Inc.	96,907	1,465,144
Mitsui & Co. Ltd.	23,120	570,386
Mitsui Fudosan Co. Ltd.	22,133	230,005
Mitsui OSK Lines Ltd.	2,890	85,944
Mizuho Financial Group, Inc.	19,996	668,090
MS&AD Insurance Group Holdings, Inc.	10,365	214,281
Murata Manufacturing Co. Ltd.	14,792	325,576
NEC Corp.	11,044	402,603
Nexon Co. Ltd.	3,211	65,633
NIDEC CORP	8,348	102,000
Nintendo Co. Ltd.	9,304	787,559
Nippon Paint Holdings Co. Ltd.	8,492	54,139
Nippon Steel Corp.	42,763	176,563
Nippon Yusen KK	3,452	119,412
Nitori Holdings Co. Ltd.	3,474	56,356
Nitto Denko Corp.	5,622	140,596
Nomura Holdings, Inc.	23,406	167,370
Nomura Research Institute Ltd.	3,466	135,617
NTT, Inc.	237,737	244,355
Obayashi Corp.	5,338	90,473
Obic Co. Ltd.	2,610	81,072
Olympus Corp.	9,058	111,645
Oracle Corp. Japan	272	25,116
Oriental Land Co. Ltd.	9,600	194,355
ORIX Corp.	9,257	225,854
Osaka Gas Co. Ltd.	3,170	99,722
Otsuka Holdings Co. Ltd.	4,105	223,057
Pan Pacific International Holdings Corp.	21,232	126,447
Panasonic Holdings Corp.	19,530	227,920
Rakuten Group, Inc.(b)	12,126	79,432
Recruit Holdings Co. Ltd.	12,442	622,302
Renesas Electronics Corp.	14,885	184,578
Resona Holdings, Inc.	18,352	177,852
Ryohin Keikaku Co. Ltd.	4,466	91,835
Sanrio Co. Ltd.	1,688	78,392

The accompanying notes are an integral part of these financial statements.

50

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
SBI Holdings, Inc.	2,160	$96,906
Secom Co. Ltd.	3,268	110,545
Sekisui House Ltd.	5,278	113,396
Seven & i Holdings Co. Ltd.	19,063	243,189
Shimano, Inc.	638	67,087
Shin-Etsu Chemical Co. Ltd.	15,791	476,978
Shionogi & Co. Ltd.	6,372	106,676
SMC Corp.	474	161,691
SoftBank Corp.	228,250	323,913
SoftBank Group Corp.	8,025	1,409,361
Sompo Holdings, Inc.	7,438	227,228
Sony Financial Holdings, Inc.(b)	48,931	49,341
Sony Group Corp.	49,373	1,387,865
Subaru Corp.	4,610	98,207
Sumitomo Corp.	9,638	280,553
Sumitomo Electric Industries Ltd.	6,319	231,668
Sumitomo Mitsui Financial Group, Inc.	31,191	842,568
Sumitomo Mitsui Trust Group, Inc.	5,674	155,776
Sumitomo Realty & Development Co. Ltd.	3,790	161,845
Suntory Beverage & Food Ltd.	1,034	31,280
Suzuki Motor Corp.	15,633	234,125
T&D Holdings, Inc.	4,030	86,845
Taiyo Nippon Sanso Corp.	1,686	56,102
Takeda Pharmaceutical Co. Ltd.	12,660	341,165
TDK Corp.	15,467	268,271
Terumo Corp.	11,781	190,464
Tokio Marine Holdings, Inc.	15,388	577,337
Tokyo Electron Ltd.	3,756	833,042
Tokyo Gas Co. Ltd.	2,538	88,964
Toyota Industries Corp.	1,663	181,558
Toyota Motor Corp.	95,119	1,936,821
Toyota Tsusho Corp.	5,660	173,241
Unicharm Corp.	10,224	63,257
		35,878,241
Macao - 0.0%(d)
Sands China Ltd.	17,381	45,272
Netherlands - 5.0%
Adyen NV(b)(c)	254	435,820
Airbus Group SE	4,981	1,225,199
Argenx SE(b)	488	396,893
ASML Holding NV	3,174	3,358,864
Ferrovial SE	3,852	236,207
Heineken NV	2,203	170,233
ING Groep NV	23,539	589,309
Koninklijke Ahold Delhaize NV	7,262	297,237
Prosus NV	10,601	732,296
Stellantis NV	16,130	163,202
Universal Music Group NV	8,320	223,160
Wolters Kluwer NV	1,896	232,200
		8,060,620

	Shares	Value
New Zealand - 0.3%
Auckland International Airport Ltd.	13,430	$62,405
Fisher & Paykel Healthcare Corp. Ltd.	4,662	98,976
Infratil Ltd.	7,900	55,877
Mercury NZ Ltd.	5,482	20,328
Meridian Energy Ltd.	10,410	35,266
Xero Ltd.(b)	1,321	125,328
		398,180
Norway - 0.6%
Aker BP ASA	2,416	62,706
DNB Bank ASA	6,702	170,904
Equinor ASA	6,712	160,358
Gjensidige Forsikring ASA	1,514	40,745
Kongsberg Gruppen ASA	3,497	89,434
Mowi ASA	3,496	76,828
Norsk Hydro ASA	10,484	70,940
Orkla ASA	5,990	60,732
Schibsted ASA - Class B	1,532	52,785
Telenor ASA	5,006	74,428
Var Energi ASA	7,532	25,342
Yara International ASA	1,302	47,456
		932,658
Portugal - 0.2%
EDP SA	23,968	119,071
Galp Energia SGPS SA	3,322	66,607
Jeronimo Martins SGPS SA	2,208	56,856
		242,534
Singapore - 1.4%
DBS Group Holdings Ltd.	16,222	672,136
Grab Holdings Ltd. - Class A(b)	22,650	136,127
Oversea-Chinese Banking Corp. Ltd.	30,537	399,543
Sea Ltd. - ADR(b)	2,953	461,406
Singapore Airlines Ltd.	11,172	56,907
Singapore Technologies Engineering Ltd.	12,222	79,721
Singapore Telecommunications Ltd.	56,495	184,468
United Overseas Bank Ltd.	11,464	305,360
Wilmar International Ltd.	20,890	50,235
		2,345,903
South Korea - 5.6%
Alteogen, Inc.(b)	343	117,603
Celltrion, Inc.	1,247	153,752
Doosan Enerbility Co. Ltd.(b)	3,568	222,131
Ecopro BM Co. Ltd.(b)	428	48,065
Hana Financial Group, Inc.	2,271	136,284
Hanwha Aerospace Co. Ltd.	264	181,404
Hanwha Ocean Co. Ltd.(b)	1,050	101,407
HD Hyundai Electric Co. Ltd.	178	108,693
HD Hyundai Heavy Industries Co. Ltd.	185	77,908
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	366	121,764
HMM Co. Ltd.	2,690	38,799

The accompanying notes are an integral part of these financial statements.

51

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - (Continued)
Hyundai Mobis Co. Ltd.	471	$104,465
Hyundai Motor Co.	1,074	218,607
Hyundai Rotem Co. Ltd.	570	92,216
Kakao Corp.	2,423	110,712
KB Financial Group, Inc.	2,823	231,031
Kia Corp.	1,964	165,281
Korea Electric Power Corp.	2,080	62,119
Korea Zinc Co. Ltd.	91	65,979
Krafton, Inc.(b)	236	45,717
KT&G Corp.	804	75,730
LG Chem Ltd.	367	102,392
LG Corp.	725	40,862
LG Electronics, Inc.	829	50,971
LG Energy Solution Ltd.(b)	333	110,552
Meritz Financial Group, Inc.	617	47,853
NAVER Corp.	1,138	213,662
POSCO Future M Co. Ltd.(b)	284	43,156
POSCO Holdings, Inc.	604	131,631
Samsung Biologics Co. Ltd.(b)(c)(e)	152	130,263
Samsung C&T Corp.	709	112,465
Samsung Electronics Co. Ltd.	39,959	3,014,980
Samsung Fire & Marine Insurance Co. Ltd.	270	83,667
Samsung Heavy Industries Co. Ltd.(b)	5,740	119,050
Samsung Life Insurance Co. Ltd.	840	90,972
Samsung SDI Co. Ltd.	490	110,742
Shinhan Financial Group Co. Ltd.	3,666	188,607
SK Hynix, Inc.	4,368	1,713,783
SK Innovation Co. Ltd.	502	45,417
SK Square Co. Ltd.(b)	708	129,202
Woori Financial Group, Inc.	5,436	96,911
		9,056,805
Spain - 2.7%
Aena SME SA(c)	5,848	158,743
Amadeus IT Holding SA	3,582	273,820
Banco Bilbao Vizcaya Argentaria SA	46,434	933,154
Banco Santander SA	119,928	1,220,057
CaixaBank SA	30,443	321,494
Iberdrola SA	49,507	1,002,329
Industria de Diseno Textil SA	8,926	492,820
		4,402,417
Sweden - 2.9%
Alfa Laval AB	2,302	110,008
Assa Abloy AB - Class B	7,890	297,902
Atlas Copco AB - Class A	20,034	337,722
Atlas Copco AB - Class B	12,423	186,667
Epiroc AB	4,978	105,426
Epiroc AB - Class B(b)	3,102	58,120
EQT AB	2,948	102,277
Essity AB - Class B	4,693	128,881
Evolution AB(c)	1,157	77,359

	Shares	Value
H & M Hennes & Mauritz AB - Class B(a)	3,820	$72,498
Hexagon AB - Class B	16,722	205,147
Industrivarden AB - Class A	1,078	44,912
Industrivarden AB - Class C	1,244	51,749
Investment AB Latour - Class B	1,110	28,380
Investor AB(b)	14,500	478,564
L E Lundbergforetagen AB - Class B	600	32,146
Saab AB	2,502	138,001
Sandvik AB	8,486	257,700
Skandinaviska Enskilda Banken AB - Class A	12,050	230,086
Skandinaviska Enskilda Banken AB - Class C	166	3,240
Spotify Technology SA(a)(b)	1,255	822,427
Svenska Handelsbanken AB - Class A	12,380	162,499
Svenska Handelsbanken AB - Class B	292	6,418
Swedbank AB - Class A	7,205	219,178
Telefonaktiebolaget LM Ericsson - Class B	23,259	234,542
Volvo AB - Class A	1,522	41,878
Volvo AB - Class B	12,637	348,506
		4,782,233
Switzerland - 7.3%
ABB Ltd.	12,477	924,980
Alcon AG	3,973	295,229
Cie Financiere Richemont SA	4,280	844,034
Givaudan SA	70	286,872
Glencore PLC	76,730	367,366
Holcim AG	4,016	356,013
Lonza Group AG	560	385,650
Nestle SA	20,754	1,982,687
Novartis AG	15,298	1,887,086
Roche Holding AG	5,652	1,818,332
Roche Holding AG	225	75,993
Schindler Holding AG	324	115,146
Schindler Holding AG	168	56,678
Sika AG	1,273	248,668
STMicroelectronics NV	5,150	126,647
Swiss Re AG	2,376	432,832
UBS Group AG	24,500	935,551
Zurich Insurance Group AG	1,168	811,323
		11,951,087
United Kingdom - 11.5%
3i Group PLC	7,743	447,566
Anglo American PLC	9,370	353,900
ARM Holdings PLC - ADR(a)(b)	1,092	185,443
Ashtead Group PLC	3,382	225,434
AstraZeneca PLC	12,492	2,046,416
BAE Systems PLC	23,942	588,477
Barclays PLC	112,065	599,184
BP PLC	125,850	731,250
British American Tobacco PLC	15,868	813,818
Coca-Cola Europacific Partners PLC	1,679	149,146

The accompanying notes are an integral part of these financial statements.

52

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - (Continued)
Compass Group PLC	13,510	$447,429
Diageo PLC	17,707	407,079
GSK PLC	32,406	757,989
Haleon PLC	71,376	332,027
HSBC Holdings PLC	139,978	1,955,474
Imperial Brands PLC	6,047	240,304
Lloyds Banking Group PLC	475,422	556,359
London Stock Exchange Group PLC	3,777	470,680
National Grid PLC	39,714	594,763
NatWest Group PLC	64,284	493,187
Reckitt Benckiser Group PLC	5,394	412,127
RELX PLC	14,593	643,563
Rio Tinto PLC	8,480	611,149
Rolls-Royce Holdings PLC	68,036	1,043,050
Shell PLC	47,175	1,764,701
Standard Chartered PLC	15,079	308,925
Tesco PLC	52,037	314,050
Unilever PLC	19,753	1,190,821
Verisure PLC(b)	1,472	27,198
		18,711,509
United States - 0.1%
Brookfield Asset Management Ltd. - Class A	2,995	162,012
JFrog Ltd.(a)(b)	812	38,554
		200,566
TOTAL COMMON STOCKS (Cost $142,761,356)		161,520,556
PREFERRED STOCKS - 0.4%
Germany - 0.1%
Bayerische Motoren Werke AG, 0.00%	434	37,544
Dr Ing hc F Porsche AG, 0.00%(a)(c)	870	45,577
Volkswagen AG, 0.00%	1,642	170,754
		253,875
South Korea - 0.3%
Hyundai Motor Co.
0.00%	284	43,853
0.00%	177	26,959
0.00%	20	3,011
LG Chem Ltd., 0.00%	61	8,443
LG Corp., 0.00%	26	1,184
LG Electronics, Inc., 0.00%	155	4,869
Samsung C&T Corp., 0.00%	12	1,199
Samsung Electronics Co. Ltd., 0.00%	6,496	384,813
Samsung Fire & Marine Insurance Co. Ltd., 0.00%	20	4,745
Samsung SDI Co. Ltd., 0.00%	12	1,544
		480,620
TOTAL PREFERRED STOCKS (Cost $536,364)		734,495

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Australia - 0.3%
Goodman Group	16,163	$349,307
Scentre Group	41,440	110,355
		459,662
Singapore - 0.0%(d)
CapitaLand Integrated Commercial Trust	45,967	83,698
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $501,031)		543,360
	Contracts
WARRANTS - 0.0%(d)
Canada - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(b)(e)	162	0
TOTAL WARRANTS (Cost $0)		0
	Shares
RIGHTS - 0.0%(d)
Norway - 0.0%(d)
Vend Marketplaces ASA, Expires 11/14/2025, Exercise Price $0.50(b)(e)	560	0
TOTAL RIGHTS (Cost $1,238)		0
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(f)	2,199,322	2,199,322
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,199,322)		2,199,322
TOTAL INVESTMENTS - 101.3% (Cost $145,999,311)		$164,997,733
Liabilities in Excess of Other Assets - (1.3)%		(2,143,430)
TOTAL NET ASSETS - 100.0%		$162,854,303

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

53

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $2,132,673.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $1,078,679 or 0.7% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $130,263 or 0.1% of net assets as of October 31, 2025.

(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

54

Pacer Trendpilot® US Bond ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 98.4%
United States Treasury Note/Bond
3.75%, 10/31/2032	$3,830,000	$3,796,959
4.13%, 11/15/2032	8,625,000	8,748,772
3.50%, 02/15/2033	8,625,000	8,400,567
3.38%, 05/15/2033	8,625,000	8,313,670
3.88%, 08/15/2033	9,410,000	9,362,810
4.50%, 11/15/2033	9,930,000	10,293,794
4.00%, 02/15/2034	10,455,000	10,462,036
4.38%, 05/15/2034	10,455,000	10,731,601
3.88%, 08/15/2034	10,455,000	10,334,494
4.25%, 11/15/2034	10,455,000	10,612,595
4.63%, 02/15/2035	10,455,000	10,905,852
4.25%, 05/15/2035	10,455,000	10,595,593
4.25%, 08/15/2035	10,450,000	10,578,019
TOTAL U.S. TREASURY SECURITIES (Cost $124,221,175)		123,136,762
CORPORATE BONDS - 0.2%
Communication Services - 0.2%
Radiate Holdco LLC / Radiate Finance, Inc., 6.25% (or 11.00% PIK), 09/25/2029(a)	304,749	245,323
TOTAL CORPORATE BONDS (Cost $270,770)		245,323
TOTAL INVESTMENTS - 98.6% (Cost $124,491,945)		$123,382,085
Other Assets in Excess of Liabilities - 1.4%		1,806,843
TOTAL NET ASSETS - 100.0%		$125,188,928

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PIK - Payment in Kind
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $245,323 or 0.2% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

55

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 10.1%
Alphabet, Inc. - Class A	345,225	$97,073,818
Alphabet, Inc. - Class C	277,130	78,100,777
AT&T, Inc.	425,946	10,542,163
Charter Communications, Inc. - Class A(a)(b)	5,487	1,283,080
Comcast Corp. - Class A	217,081	6,042,450
Electronic Arts, Inc.	13,273	2,655,396
Fox Corp. - Class A	12,389	800,949
Fox Corp. - Class B	8,896	519,615
Interpublic Group of Cos., Inc.	21,594	554,102
Live Nation Entertainment, Inc.(a)(b)	9,284	1,388,236
Match Group, Inc.	14,191	458,937
Meta Platforms, Inc. - Class A	128,739	83,467,931
Netflix, Inc.(a)	25,225	28,223,243
News Corp. - Class A	22,184	587,876
News Corp. - Class B(b)	6,565	200,036
Omnicom Group, Inc.	11,433	857,704
Paramount Skydance Corp.(b)	18,198	280,067
Take-Two Interactive Software, Inc.(a)	10,234	2,623,691
TKO Group Holdings, Inc.	4,069	766,600
T-Mobile US, Inc.	28,519	5,990,416
Trade Desk, Inc. - Class A(a)	26,306	1,322,666
Verizon Communications, Inc.	252,537	10,035,820
Walt Disney Co.	107,701	12,129,287
Warner Bros Discovery, Inc.(a)	145,599	3,268,697
		349,173,557
Consumer Discretionary - 10.5%
Airbnb, Inc. - Class A(a)	25,313	3,203,107
Amazon.com, Inc.(a)	576,115	140,698,805
Aptiv PLC(a)	12,855	1,042,540
AutoZone, Inc.(a)(b)	1,008	3,703,825
Best Buy Co., Inc.	11,607	953,399
Booking Holdings, Inc.	1,906	9,678,172
CarMax, Inc.(a)(b)	8,861	371,365
Carnival Corp.(a)	64,006	1,845,293
Chipotle Mexican Grill, Inc.(a)	79,137	2,507,852
Darden Restaurants, Inc.	6,898	1,242,675
Deckers Outdoor Corp.(a)	8,751	713,207
Domino’s Pizza, Inc.	1,851	737,549
DoorDash, Inc. - Class A(a)	21,804	5,546,283
DR Horton, Inc.	16,364	2,439,545
eBay, Inc.	26,961	2,192,199
Expedia Group, Inc.	6,958	1,530,760
Ford Motor Co.	230,362	3,024,653
Garmin Ltd.	9,639	2,062,168
General Motors Co.	56,153	3,879,611
Genuine Parts Co.	8,201	1,044,069
Hasbro, Inc.	7,858	599,644
Hilton Worldwide Holdings, Inc.	13,878	3,566,091
Home Depot, Inc.	59,094	22,431,491

	Shares	Value
Las Vegas Sands Corp.	18,235	$1,082,247
Lennar Corp. - Class A	13,443	1,663,840
LKQ Corp.	15,177	485,057
Lowe’s Cos., Inc.	33,041	7,868,053
Lululemon Athletica, Inc.(a)	6,435	1,097,425
Marriott International, Inc. - Class A	13,283	3,461,284
McDonald’s Corp.	42,395	12,651,940
MGM Resorts International(a)	12,035	385,481
Mohawk Industries, Inc.(a)	3,085	350,579
NIKE, Inc. - Class B	70,071	4,525,886
Norwegian Cruise Line Holdings Ltd.(a)	26,641	597,291
NVR, Inc.(a)	180	1,297,948
O’Reilly Automotive, Inc.(a)	50,029	4,724,739
Pool Corp.	1,926	514,358
PulteGroup, Inc.	11,652	1,396,725
Ralph Lauren Corp.	2,286	730,743
Ross Stores, Inc.	19,278	3,063,660
Royal Caribbean Cruises Ltd.(b)	14,886	4,269,751
Starbucks Corp.	67,097	5,426,134
Tapestry, Inc.	12,280	1,348,590
Tesla Motors, Inc.(a)	166,505	76,019,523
TJX Cos., Inc.	65,814	9,223,174
Tractor Supply Co.(b)	31,260	1,691,479
Ulta Beauty, Inc.(a)	2,656	1,380,801
Williams-Sonoma, Inc.	7,258	1,410,520
Wynn Resorts Ltd.	4,982	592,808
Yum! Brands, Inc.(b)	16,389	2,265,124
		364,539,463
Consumer Staples - 4.7%
Altria Group, Inc.	99,100	5,587,258
Archer-Daniels-Midland Co.	28,349	1,715,965
Brown-Forman Corp. - Class B(b)	10,389	282,892
Bunge Global SA	8,246	780,072
Campbell’s Co.(b)	11,613	349,900
Church & Dwight Co., Inc.	14,356	1,258,878
Clorox Co.	7,218	811,736
Coca-Cola Co.	230,108	15,854,441
Colgate-Palmolive Co.	47,657	3,671,972
Conagra Brands, Inc.	28,239	485,428
Constellation Brands, Inc. - Class A	8,421	1,106,351
Costco Wholesale Corp.	26,313	23,982,984
Dollar General Corp.	12,983	1,280,903
Dollar Tree, Inc.(a)	11,462	1,136,113
Estee Lauder Cos., Inc. - Class A(b)	13,853	1,339,447
General Mills, Inc.	31,513	1,468,821
Hershey Co.	8,741	1,482,736
Hormel Foods Corp.	17,182	370,959
J M Smucker Co.	6,295	651,847
Kellanova	15,859	1,317,249
Kenvue, Inc.	113,186	1,626,483
Keurig Dr Pepper, Inc.(b)	80,025	2,173,479
Kimberly-Clark Corp.	19,558	2,341,288

The accompanying notes are an integral part of these financial statements.

56

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Kroger Co.	35,897	$2,284,126
Lamb Weston Holdings, Inc.(b)	8,211	506,865
McCormick & Co., Inc.	14,916	957,011
Molson Coors Beverage Co. - Class B	9,984	436,500
Mondelez International, Inc. - Class A	76,286	4,383,394
Monster Beverage Corp.(a)	42,032	2,808,999
PepsiCo, Inc.	81,601	11,921,090
Philip Morris International, Inc.(b)	93,233	13,456,319
Procter & Gamble Co.	139,119	20,919,324
Sysco Corp.	28,164	2,092,022
Target Corp.	26,806	2,485,452
The Kraft Heinz Co.	50,198	1,241,397
Tyson Foods, Inc. - Class A	16,852	866,361
Walmart, Inc.	260,703	26,377,929
		161,813,991
Energy - 2.8%
APA Corp.(b)	21,076	477,371
Baker Hughes Co.	58,166	2,815,816
Chevron Corp.	114,301	18,027,554
ConocoPhillips	73,665	6,545,872
Coterra Energy, Inc.	45,033	1,065,481
Devon Energy Corp.	37,470	1,217,400
Diamondback Energy, Inc.	11,087	1,587,548
EOG Resources, Inc.	32,211	3,409,212
EQT Corp.	36,815	1,972,548
Expand Energy Corp.	14,048	1,451,299
Exxon Mobil Corp.	254,471	29,101,304
Halliburton Co.	50,268	1,349,193
Kinder Morgan, Inc.	115,447	3,023,557
Marathon Petroleum Corp.	17,911	3,491,033
Occidental Petroleum Corp.	42,382	1,746,138
ONEOK, Inc.(b)	37,220	2,493,740
Phillips 66	23,862	3,248,573
SLB Ltd.	87,988	3,172,847
Targa Resources Corp.	12,709	1,957,694
Texas Pacific Land Corp.	1,160	1,094,321
Valero Energy Corp.	18,325	3,107,187
Williams Cos., Inc.	72,069	4,170,633
		96,526,321
Financials - 12.8%
Aflac, Inc.	28,394	3,043,553
Allstate Corp.	15,539	2,976,029
American Express Co.	32,053	11,562,479
American International Group, Inc.	32,693	2,581,439
Ameriprise Financial, Inc.	5,555	2,515,137
Aon PLC - Class A	12,730	4,336,856
Apollo Global Management, Inc.	27,149	3,374,892
Arch Capital Group Ltd.	21,914	1,891,397
Arthur J Gallagher & Co.	15,116	3,771,291
Assurant, Inc.	2,986	632,196
Bank of America Corp.	404,679	21,630,093

	Shares	Value
Bank of New York Mellon Corp.	41,585	$4,488,269
Berkshire Hathaway, Inc. - Class B(a)	108,856	51,983,094
Blackrock, Inc.	8,501	9,204,968
Blackstone, Inc.	43,465	6,373,708
Block, Inc.(a)	32,446	2,463,949
Brown & Brown, Inc.	17,273	1,377,349
Capital One Financial Corp.	37,713	8,296,483
Cboe Global Markets, Inc.	6,165	1,514,371
Charles Schwab Corp.	100,606	9,509,279
Chubb Ltd.	21,864	6,055,016
Cincinnati Financial Corp.	9,236	1,427,793
Citigroup, Inc.	108,604	10,993,983
Citizens Financial Group, Inc.	25,443	1,294,285
CME Group, Inc.	21,261	5,644,583
Coinbase Global, Inc. - Class A(a)	13,268	4,561,273
Corpay, Inc.(a)	4,179	1,088,003
Erie Indemnity Co. - Class A	1,493	436,912
Everest Group Ltd.	2,476	778,752
FactSet Research Systems, Inc.(b)	2,236	596,565
Fidelity National Information Services, Inc.(b)	30,837	1,927,929
Fifth Third Bancorp(b)	39,036	1,624,678
Fiserv, Inc.(a)	32,096	2,140,482
Franklin Resources, Inc.(b)	18,055	408,224
Global Payments, Inc.	14,316	1,113,212
Globe Life, Inc.	4,782	628,881
Goldman Sachs Group, Inc.	18,126	14,308,121
Hartford Financial Services Group, Inc.	16,594	2,060,643
Huntington Bancshares, Inc.(b)	86,430	1,334,479
Interactive Brokers Group, Inc. - Class A	26,256	1,847,372
Intercontinental Exchange, Inc.	33,786	4,942,554
Invesco Ltd.	26,308	623,500
Jack Henry & Associates, Inc.	4,309	641,782
JPMorgan Chase & Co.	163,270	50,796,562
KeyCorp.	54,970	966,922
KKR & Co., Inc.	40,435	4,784,674
Loews Corp.	10,041	999,682
M&T Bank Corp.	9,226	1,696,385
Marsh & McLennan Cos., Inc.	28,999	5,166,172
Mastercard, Inc. - Class A	48,985	27,039,230
MetLife, Inc.	32,946	2,629,750
Moody’s Corp.	9,121	4,380,816
Morgan Stanley	72,672	11,918,208
MSCI, Inc.	4,552	2,679,080
Nasdaq, Inc.	26,736	2,285,661
Northern Trust Corp.	11,287	1,452,298
PayPal Holdings, Inc.(a)	56,378	3,905,304
PNC Financial Services Group, Inc.	23,217	4,238,263
Principal Financial Group, Inc.	11,950	1,004,278
Progressive Corp.	34,574	7,122,244
Prudential Financial, Inc.	20,771	2,160,184
Raymond James Financial, Inc.	10,489	1,664,290

The accompanying notes are an integral part of these financial statements.

57

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Regions Financial Corp.	52,604	$1,273,017
Robinhood Markets, Inc. - Class A(a)	45,636	6,698,452
S&P Global, Inc.	18,435	8,981,716
State Street Corp.	16,732	1,935,223
Synchrony Financial	21,959	1,633,310
T Rowe Price Group, Inc.(b)	12,957	1,328,481
Travelers Cos., Inc.(b)	13,283	3,568,079
Truist Financial Corp.	76,121	3,397,280
US Bancorp	91,787	4,284,617
Visa, Inc. - Class A	100,855	34,365,333
W R Berkley Corp.	17,682	1,261,434
Wells Fargo & Co.	190,152	16,537,519
Willis Towers Watson PLC	5,745	1,798,760
		443,959,078
Health Care - 9.0%
Abbott Laboratories	103,329	12,773,531
AbbVie, Inc.	104,915	22,875,667
Agilent Technologies, Inc.	16,722	2,447,432
Align Technology, Inc.(a)	3,979	548,624
Amgen, Inc.	31,718	9,465,603
Baxter International, Inc.	30,285	559,364
Becton Dickinson & Co.	16,892	3,018,769
Biogen, Inc.(a)	8,641	1,333,047
Bio-Techne Corp.	9,246	578,522
Boston Scientific Corp.(a)	87,403	8,803,230
Bristol-Myers Squibb Co.	119,956	5,526,373
Cardinal Health, Inc.	14,098	2,689,475
Cencora, Inc.	11,442	3,865,222
Centene Corp.(a)	27,526	973,595
Charles River Laboratories International, Inc.(a)	2,916	525,084
Cigna Group	15,734	3,845,547
Cooper Cos., Inc.(a)	11,760	822,142
CVS Health Corp.	74,763	5,842,728
Danaher Corp.	37,625	8,103,672
DaVita, Inc.(a)(b)	2,106	250,656
DexCom, Inc.(a)	23,107	1,345,290
Edwards Lifesciences Corp.(a)	34,644	2,856,398
Elevance Health, Inc.	13,278	4,211,782
Eli Lilly & Co.	47,184	40,713,186
GE HealthCare Technologies, Inc.	26,906	2,016,605
Gilead Sciences, Inc.	73,192	8,767,670
HCA Healthcare, Inc.	9,663	4,441,888
Henry Schein, Inc.(a)	6,080	384,256
Hologic, Inc.(a)	13,123	969,921
Humana, Inc.	7,088	1,971,811
Idexx Laboratories, Inc.(a)	4,712	2,966,251
Incyte Corp.(a)	9,654	902,456
Insulet Corp.(a)	4,159	1,301,809
Intuitive Surgical, Inc.(a)	21,161	11,305,899
IQVIA Holdings, Inc.(a)	10,024	2,169,795
Johnson & Johnson	143,048	27,017,476

	Shares	Value
Labcorp Holdings, Inc.	4,902	$1,244,912
McKesson Corp.	7,338	5,953,613
Medtronic PLC	75,608	6,857,646
Merck & Co., Inc.	148,350	12,755,133
Mettler-Toledo International, Inc.(a)	1,234	1,747,702
Moderna, Inc.(a)	20,406	554,227
Molina Healthcare, Inc.(a)(b)	3,189	488,108
Pfizer, Inc.	334,943	8,256,345
Quest Diagnostics, Inc.	6,605	1,162,150
Regeneron Pharmaceuticals, Inc.	5,995	3,907,541
ResMed, Inc.	8,641	2,133,290
Revvity, Inc.(b)	6,838	639,968
Solventum Corp.(a)	8,691	600,027
STERIS PLC	5,795	1,365,881
Stryker Corp.	20,313	7,236,303
Thermo Fisher Scientific, Inc.	22,533	12,784,999
UnitedHealth Group, Inc.	53,754	18,360,216
Universal Health Services, Inc. - Class B	3,329	722,426
Vertex Pharmaceuticals, Inc.(a)	15,126	6,437,172
Viatris, Inc.	68,663	711,349
Waters Corp.(a)	3,499	1,223,250
West Pharmaceutical Services, Inc.	4,249	1,198,515
Zimmer Biomet Holdings, Inc.	11,702	1,176,753
Zoetis, Inc.	26,138	3,766,224
		309,474,526
Industrials - 8.1%
3M Co.	31,410	5,229,765
A O Smith Corp.	6,750	445,432
Allegion PLC	5,072	840,785
AMETEK, Inc.	13,633	2,755,366
Automatic Data Processing, Inc.	23,892	6,219,088
Axon Enterprise, Inc.(a)	4,607	3,373,384
Boeing Co.(a)	44,628	8,971,121
Broadridge Financial Solutions, Inc.	6,918	1,524,727
Builders FirstSource, Inc.(a)	6,527	758,242
Carrier Global Corp.	47,209	2,808,463
Caterpillar, Inc.	27,909	16,110,749
CH Robinson Worldwide, Inc.	6,958	1,071,462
Cintas Corp.	20,223	3,706,269
Copart, Inc.(a)	52,484	2,257,337
CSX Corp.	109,987	3,961,732
Cummins, Inc.	8,111	3,550,022
Dayforce, Inc.(a)	9,414	647,118
Deere & Co.	14,866	6,862,592
Delta Air Lines, Inc.	38,243	2,194,383
Dover Corp.	8,081	1,466,378
Eaton Corp. PLC	22,937	8,751,842
EMCOR Group, Inc.	2,636	1,781,356
Emerson Electric Co.	33,201	4,633,864
Equifax, Inc.	7,308	1,542,719
Expeditors International of Washington, Inc.	8,021	977,760
Fastenal Co.(b)	67,652	2,783,880

The accompanying notes are an integral part of these financial statements.

58

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
FedEx Corp.	12,825	$3,255,241
Fortive Corp.	19,968	1,005,189
GE Vernova, Inc.	16,049	9,390,912
Generac Holdings, Inc.(a)	3,459	581,181
General Dynamics Corp.	14,896	5,137,630
General Electric Co.	62,908	19,435,427
Honeywell International, Inc.	37,455	7,540,815
Howmet Aerospace, Inc.	23,787	4,898,933
Hubbell, Inc.	3,129	1,470,630
Huntington Ingalls Industries, Inc.	2,306	742,578
IDEX Corp.	4,432	759,911
Illinois Tool Works, Inc.(b)	15,639	3,814,665
Ingersoll Rand, Inc.(b)	21,341	1,628,958
Jacobs Solutions, Inc.	7,048	1,098,149
JB Hunt Trasport Services, Inc.	4,502	760,208
Johnson Controls International PLC	38,638	4,419,801
L3Harris Technologies, Inc.	11,037	3,190,797
Leidos Holdings, Inc.	7,568	1,441,477
Lennox International, Inc.	1,876	947,380
Lockheed Martin Corp.	12,120	5,961,586
Masco Corp.(b)	12,350	799,786
Nordson Corp.	3,159	732,730
Norfolk Southern Corp.	13,233	3,749,968
Northrop Grumman Corp.	7,953	4,640,178
Old Dominion Freight Line, Inc.	10,897	1,530,157
Otis Worldwide Corp.	23,147	2,147,116
PACCAR, Inc.	30,965	3,046,956
Parker-Hannifin Corp.	7,538	5,825,593
Paychex, Inc.	19,125	2,238,199
Paycom Software, Inc.	2,956	553,038
Pentair PLC	9,664	1,027,766
Quanta Services, Inc.	8,781	3,943,810
Republic Services, Inc.	11,970	2,492,633
Rockwell Automation, Inc.	6,645	2,447,752
Rollins, Inc.	16,599	956,268
RTX Corp.	79,703	14,226,985
Snap-On, Inc.	3,085	1,035,172
Southwest Airlines Co.	30,995	939,148
Stanley Black & Decker, Inc.(b)	9,141	619,028
Textron, Inc.	10,497	848,263
Trane Technologies PLC	13,123	5,887,634
TransDigm Group, Inc.	3,309	4,329,860
Uber Technologies, Inc.(a)	124,935	12,056,227
Union Pacific Corp.	34,999	7,712,730
United Airlines Holdings, Inc.(a)	19,100	1,796,164
United Parcel Service, Inc. - Class B	43,425	4,187,038
United Rentals, Inc.	3,799	3,309,613
Veralto Corp.(b)	14,636	1,444,280
Verisk Analytics, Inc.	8,241	1,802,801
W.W. Grainger, Inc.	2,606	2,551,274
Waste Management, Inc.	21,854	4,365,774

	Shares	Value
Westinghouse Air Brake Technologies Corp.	10,084	$2,061,573
Xylem, Inc.	14,366	2,167,111
		280,179,929
Information Technology - 36.2%(c)
Accenture PLC - Class A	36,740	9,188,674
Adobe, Inc.(a)	25,027	8,516,938
Advanced Micro Devices, Inc.(a)	96,314	24,667,942
Akamai Technologies, Inc.(a)(b)	8,451	634,670
Amphenol Corp. - Class A	71,994	10,031,644
Analog Devices, Inc.	29,262	6,851,112
Apple, Inc.	881,459	238,320,070
Applied Materials, Inc.	47,339	11,034,721
AppLovin Corp. - Class A(a)	16,204	10,327,295
Arista Networks, Inc.(a)	60,782	9,584,714
Autodesk, Inc.(a)	12,620	3,802,911
Broadcom, Inc.	280,510	103,684,911
Cadence Design System, Inc.(a)	16,059	5,439,023
CDW Corp.	7,738	1,233,205
Cisco Systems, Inc.	235,834	17,241,824
Cognizant Technology Solutions Corp. - Class A	28,824	2,100,693
Corning, Inc.	46,011	4,098,660
Crowdstrike Holdings, Inc. - Class A(a)	14,698	7,981,161
Datadog, Inc. - Class A(a)	19,067	3,104,298
Dell Technologies, Inc. - Class C	17,893	2,898,845
EPAM Systems, Inc.(a)	3,279	536,248
F5, Inc.(a)	3,379	855,056
Fair Isaac Corp.(a)	1,423	2,361,511
First Solar, Inc.(a)(b)	6,315	1,685,726
Fortinet, Inc.(a)	38,453	3,323,493
Gartner, Inc.(a)	4,462	1,108,093
Gen Digital, Inc.	33,036	870,829
GoDaddy, Inc. - Class A(a)	8,161	1,086,474
Hewlett Packard Enterprise Co.	77,329	1,888,374
HP, Inc.	55,405	1,533,056
Intel Corp.(a)	260,164	10,403,958
International Business Machines Corp.	55,575	17,084,311
Intuit, Inc.	16,697	11,146,082
Jabil, Inc.	6,335	1,399,338
Keysight Technologies, Inc.(a)	10,174	1,861,435
KLA Corp.	7,788	9,413,667
Lam Research Corp.	74,657	11,755,491
Microchip Technology, Inc.	31,828	1,986,704
Micron Technology, Inc.	66,825	14,953,430
Microsoft Corp.	441,235	228,475,895
Monolithic Power Systems, Inc.	2,826	2,840,130
Motorola Solutions, Inc.	9,834	3,999,586
NetApp, Inc.	11,800	1,389,804
NVIDIA Corp.	1,448,402	293,286,921
NXP Semiconductors NV	14,866	3,108,778
ON Semiconductor Corp.(a)	24,110	1,207,429

The accompanying notes are an integral part of these financial statements.

59

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Oracle Corp.	98,372	$25,833,471
Palantir Technologies, Inc. - Class A(a)	134,961	27,055,632
Palo Alto Networks, Inc.(a)	39,426	8,683,182
PTC, Inc.(a)	7,058	1,401,295
Qualcomm, Inc.	63,601	11,505,421
Roper Technologies, Inc.	6,345	2,830,822
salesforce.com, Inc.	56,758	14,780,351
Seagate Technology Holdings PLC	12,550	3,211,294
ServiceNow, Inc.(a)	12,270	11,279,566
Skyworks Solutions, Inc.(b)	8,766	681,294
Super Micro Computer, Inc.(a)	29,562	1,536,042
Synopsys, Inc.(a)	10,903	4,947,999
TE Connectivity PLC	17,422	4,303,408
Teledyne Technologies, Inc.(a)	2,776	1,462,452
Teradyne, Inc.	9,384	1,705,636
Texas Instruments, Inc.	53,644	8,661,360
Trimble, Inc.(a)	14,048	1,120,328
Tyler Technologies, Inc.(a)	2,556	1,217,321
VeriSign, Inc.	4,952	1,187,490
Western Digital Corp.	20,451	3,071,945
Workday, Inc. - Class A(a)(b)	12,750	3,058,980
Zebra Technologies Corp. - Class A(a)	3,006	809,365
		1,250,649,784
Materials - 1.7%
Air Products & Chemicals, Inc.	13,123	3,183,508
Albemarle Corp.(b)	6,938	681,520
Amcor PLC(b)	135,970	1,074,163
Avery Dennison Corp.	4,602	804,844
Ball Corp.	16,054	754,538
CF Industries Holdings, Inc.(b)	9,554	795,753
Corteva, Inc.	40,071	2,461,962
Dow, Inc.(b)	41,842	997,932
DuPont de Nemours, Inc.	24,730	2,019,204
Eastman Chemical Co.	6,787	403,962
Ecolab, Inc.	15,056	3,860,358
Freeport-McMoRan, Inc.	84,697	3,531,865
International Flavors & Fragrances, Inc.	15,126	952,484
International Paper Co.(b)	31,165	1,204,216
Linde PLC	27,834	11,642,962
LyondellBasell Industries NV - Class A	15,196	705,398
Martin Marietta Materials, Inc.	3,559	2,182,023
Mosaic Co.	18,715	513,727
Newmont Goldcorp Corp.	64,777	5,244,994
Nucor Corp.	13,543	2,032,127
Packaging Corp. of America	5,282	1,034,004
PPG Industries, Inc.	13,313	1,301,346
Sherwin-Williams Co.	13,683	4,719,814
Smurfit WestRock PLC	30,780	1,136,398
Solstice Advanced Materials, Inc.(a)	9,364	422,024

	Shares	Value
Steel Dynamics, Inc.	8,151	$1,278,077
Vulcan Materials Co.	7,808	2,260,416
		57,199,619
Real Estate - 0.1%
CBRE Group, Inc. - Class A(a)	17,292	2,635,820
CoStar Group, Inc.(a)	24,990	1,719,562
		4,355,382
Utilities - 2.3%
AES Corp.	42,002	582,568
Alliant Energy Corp.	15,156	1,012,724
Ameren Corp.	15,949	1,627,117
American Electric Power Co., Inc.	31,538	3,792,760
American Water Works Co., Inc.	11,517	1,479,128
Atmos Energy Corp.	9,454	1,623,441
CenterPoint Energy, Inc.(b)	38,503	1,472,355
CMS Energy Corp.	17,672	1,299,776
Consolidated Edison, Inc.	21,291	2,073,956
Constellation Energy Corp.	18,395	6,934,915
Dominion Energy, Inc.(b)	50,298	2,951,990
DTE Energy Co.	12,250	1,660,365
Duke Energy Corp.	45,871	5,701,765
Edison International	22,699	1,257,071
Entergy Corp.	26,335	2,530,530
Evergy, Inc.	13,573	1,042,542
Eversource Energy	21,844	1,612,306
Exelon Corp.	59,574	2,747,553
FirstEnergy Corp.	30,645	1,404,460
NextEra Energy, Inc.	121,479	9,888,391
NiSource, Inc.	27,769	1,169,353
NRG Energy, Inc.	11,412	1,961,266
PG&E Corp.	129,370	2,064,745
Pinnacle West Capital Corp.(b)	7,033	622,561
PPL Corp.(b)	43,620	1,593,002
Public Service Enterprise Group, Inc.	29,442	2,371,847
Sempra(b)	38,504	3,540,058
Southern Co.	64,869	6,100,281
Vistra Corp.	18,790	3,538,157
WEC Energy Group, Inc.	18,995	2,122,311
Xcel Energy, Inc.	34,874	2,830,722
		80,610,016
TOTAL COMMON STOCKS (Cost $2,957,551,019)		3,398,481,666
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%
Real Estate - 1.7%
Alexandria Real Estate Equities, Inc.	9,191	535,100
American Tower Corp.	27,627	4,944,681
AvalonBay Communities, Inc.	8,391	1,459,363
BXP, Inc.(b)	8,681	618,000
Camden Property Trust	6,305	627,221
Crown Castle, Inc.(b)	25,673	2,316,218
Digital Realty Trust, Inc.	18,915	3,223,305

The accompanying notes are an integral part of these financial statements.

60

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
Real Estate - (Continued)
Equinix, Inc.	5,765	$4,877,248
Equity Residential	20,471	1,216,796
Essex Property Trust, Inc.	3,799	956,474
Extra Space Storage, Inc.	12,530	1,673,256
Federal Realty Investment Trust	4,622	444,590
Healthpeak Properties, Inc.	40,994	735,842
Host Hotels & Resorts, Inc.	37,718	604,242
Invitation Homes, Inc.	33,261	936,297
Iron Mountain, Inc.	17,422	1,793,595
Kimco Realty Corp.	39,951	825,388
Mid-America Apartment Communities, Inc.	6,888	883,248
Prologis, Inc.	54,767	6,796,037
Public Storage	9,304	2,591,722
Realty Income Corp.(b)	53,926	3,126,630
Regency Centers Corp.	9,634	664,264
SBA Communications Corp.	6,335	1,213,026
Simon Property Group, Inc.	19,243	3,382,150
UDR, Inc.	17,792	599,413
Ventas, Inc.	26,801	1,977,646
VICI Properties, Inc.(b)	62,813	1,883,762
Welltower, Inc.	39,433	7,138,950
Weyerhaeuser Co.	42,573	979,179
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $60,748,569)		59,023,643
RIGHTS - 0.0%(d)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00(a)(e)	43,781	0
TOTAL RIGHTS (Cost $0)		0
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(f)	84,281,567	84,281,567
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $84,281,567)		84,281,567
TOTAL INVESTMENTS - 102.4% (Cost $3,102,581,155)		$3,541,786,876
Liabilities in Excess of Other Assets - (2.4)%		(82,198,067)
TOTAL NET ASSETS - 100.0%		$3,459,588,809

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $82,415,155.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2025.

(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

61

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Communication Services - 1.4%
EchoStar Corp. - Class A(a)(b)	17,254	$1,291,807
Frontier Communications Parent, Inc.(a)	32,364	1,222,065
Iridium Communications, Inc.	13,613	260,689
New York Times Co. - Class A	20,813	1,186,133
Nexstar Media Group, Inc.	3,654	715,197
Warner Music Group Corp. - Class A(b)	18,712	598,036
ZoomInfo Technologies, Inc.(a)	35,956	403,426
		5,677,353
Consumer Discretionary - 11.8%
Abercrombie & Fitch Co. - Class A(a)	6,108	443,135
Aramark	34,022	1,288,753
Autoliv, Inc.	9,070	1,059,376
AutoNation, Inc.(a)	3,624	724,329
Bath & Body Works, Inc.	27,170	665,122
Boyd Gaming Corp.	7,622	593,525
Brunswick Corp.	8,398	555,192
Burlington Stores, Inc.(a)	8,070	2,207,871
Capri Holdings Ltd.(a)	15,287	317,205
Cava Group, Inc.(a)	12,794	687,422
Chewy, Inc. - Class A(a)	28,598	964,325
Choice Hotels International, Inc.(b)	2,664	247,645
Churchill Downs, Inc.	8,548	847,962
Columbia Sportswear Co.	3,304	163,977
Crocs, Inc.(a)	7,014	572,974
Dick’s Sporting Goods, Inc.	8,663	1,918,421
Duolingo, Inc.(a)(b)	5,089	1,377,287
Five Below, Inc.(a)	7,059	1,110,169
Floor & Decor Holdings, Inc.(a)(b)	13,837	864,536
GameStop Corp.(a)(b)	53,408	1,190,464
Gap, Inc.	29,226	667,814
Gentex Corp.	28,160	660,352
Goodyear Tire & Rubber Co.(a)	36,665	252,622
Graham Holdings Co. - Class B	443	448,374
Grand Canyon Education, Inc.(a)	3,570	672,231
H&R Block, Inc.	17,164	853,737
Harley-Davidson, Inc.	15,586	420,510
Hilton Grand Vacations, Inc.(a)	7,910	327,869
Hyatt Hotels Corp. - Class A(b)	5,436	746,961
KB Home	8,742	545,676
Lear Corp.	6,830	714,759
Light & Wonder, Inc.(a)(b)	10,783	783,924
Lithia Motors, Inc.(b)	3,296	1,035,208
Macy’s, Inc.	34,846	679,149
Marriott Vacations Worldwide Corp.	3,560	234,889
Mattel, Inc.(a)	41,342	759,866
Murphy USA, Inc.	2,260	809,532
Ollie’s Bargain Outlet Holdings, Inc.(a)	7,920	956,815
Penske Automotive Group, Inc.	2,380	380,967
Planet Fitness, Inc. - Class A(a)	10,778	977,457

	Shares	Value
Polaris, Inc.	6,860	$453,446
PVH Corp.	6,178	483,923
RH(a)(b)	1,982	341,875
Service Corp. International	18,107	1,512,116
Somnigroup International, Inc.	26,999	2,142,101
Taylor Morrison Home Corp.(a)	12,694	752,373
Texas Roadhouse, Inc.	8,623	1,410,550
Thor Industries, Inc.	6,830	712,710
Toll Brothers, Inc.	12,725	1,717,239
TopBuild Corp.(a)	3,600	1,520,928
Travel + Leisure Co.	8,338	523,460
Under Armour, Inc. - Class A(a)	24,238	111,737
Under Armour, Inc. - Class C(a)(b)	15,566	69,113
Vail Resorts, Inc.(b)	4,774	708,127
Valvoline, Inc.(a)	16,328	538,987
VF Corp.	42,128	591,477
Visteon Corp.	3,497	374,738
Whirlpool Corp.(b)	7,184	514,590
Wingstop, Inc.	3,590	777,702
Wyndham Hotels & Resorts, Inc.	9,802	719,761
YETI Holdings, Inc.(a)	10,424	354,312
		47,059,667
Consumer Staples - 4.5%
Albertsons Cos., Inc. - Class A(b)	51,746	915,387
BellRing Brands, Inc.(a)	16,184	487,624
BJ’s Wholesale Club Holdings, Inc.(a)	17,134	1,512,247
Boston Beer Co., Inc. - Class A(a)	1,026	212,372
Casey’s General Stores, Inc.	4,787	2,456,640
Celsius Holdings, Inc.(a)	20,504	1,234,956
Coca-Cola Consolidated, Inc.(b)	7,686	1,002,101
Coty, Inc. - Class A(a)	47,009	186,626
Darling Ingredients, Inc.(a)	20,301	650,647
elf Beauty, Inc.(a)	7,707	941,333
Flowers Foods, Inc.	27,080	323,064
Ingredion, Inc.	8,244	951,440
Lancaster Colony Corp.	2,604	408,281
Maplebear, Inc.(a)	23,660	872,108
Performance Food Group Co.(a)	20,138	1,948,150
Pilgrim’s Pride Corp.	5,476	208,636
Post Holdings, Inc.(a)	6,128	636,883
Sprouts Farmers Market, Inc.(a)	12,548	990,790
US Foods Holding Corp.(a)	28,954	2,102,639
		18,041,924
Energy - 3.9%
Antero Midstream Corp.	42,975	741,319
Antero Resources Corp.(a)	37,994	1,174,395
Chord Energy Corp.	7,351	666,883
Civitas Resources, Inc.	10,718	309,000
CNX Resources Corp.(a)	18,150	610,929
DT Midstream, Inc.	13,112	1,435,633
HF Sinclair Corp.	20,410	1,053,156
Matador Resources Co.	15,024	592,847
Murphy Oil Corp.	17,224	487,439

The accompanying notes are an integral part of these financial statements.

62

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
NOV, Inc.	47,694	$696,332
Ovintiv, Inc.	33,004	1,237,980
PBF Energy, Inc. - Class A	10,544	360,288
Permian Resources Corp.	90,762	1,139,971
Range Resources Corp.	30,590	1,087,474
TechnipFMC PLC	52,886	2,186,836
Valaris Ltd.(a)(b)	8,508	477,469
Viper Energy, Inc. - Class A	21,659	813,512
Weatherford International PLC(b)	9,210	678,685
		15,750,148
Financials - 15.3%
Affiliated Managers Group, Inc.	3,692	878,548
Ally Financial, Inc.	35,975	1,401,946
American Financial Group, Inc.	8,953	1,178,931
Associated Banc-Corp.	20,962	519,229
Bank OZK	13,590	611,414
Brighthouse Financial, Inc.(a)	7,418	423,345
Cadence Bank	23,904	902,137
Carlyle Group, Inc.	33,454	1,783,767
CNO Financial Group, Inc.	12,430	497,449
Columbia Banking System, Inc.	38,350	1,027,780
Comerica, Inc.	16,497	1,262,021
Commerce Bancshares, Inc.	15,920	837,870
Cullen Frost Bankers, Inc.	8,264	1,017,629
East West Bancorp, Inc.	17,792	1,807,667
Equitable Holdings, Inc.	38,530	1,903,382
Essent Group Ltd.	12,644	765,847
Euronet Worldwide, Inc.(a)	4,950	375,507
Evercore, Inc.	4,999	1,472,505
Federated Hermes, Inc.	9,488	459,978
Fidelity National Financial, Inc.	32,832	1,813,640
First American Financial Corp.	13,187	824,319
First Financial Bankshares, Inc.	16,716	516,357
First Horizon Corp.	65,888	1,407,368
FirstCash Holdings, Inc.	4,998	792,183
Flagstar Bank NA	38,390	438,414
FNB Corp.	46,078	724,346
Glacier Bancorp, Inc.	16,536	675,496
Hamilton Lane, Inc. - Class A	5,192	591,680
Hancock Whitney Corp.(b)	10,872	620,900
Hanover Insurance Group, Inc.	4,601	786,219
Home BancShares, Inc.	23,516	628,112
Houlihan Lokey, Inc.	7,049	1,262,335
International Bancshares Corp.(b)	6,940	460,677
Janus Henderson Group PLC	16,004	697,134
Jefferies Financial Group, Inc.	21,297	1,125,121
Kemper Corp.	8,040	361,720
Kinsale Capital Group, Inc.	2,848	1,137,691
MGIC Investment Corp.	29,574	810,919
Morningstar, Inc.	3,150	668,745
Old National Bancorp(b)	44,752	914,283
Old Republic International Corp.	29,571	1,166,872

	Shares	Value
Pinnacle Financial Partners, Inc.	9,862	$840,341
Primerica, Inc.	4,162	1,081,579
Prosperity Bancshares, Inc.	12,186	802,083
Reinsurance Group of America, Inc.	8,562	1,562,223
RenaissanceRe Holdings Ltd.	6,080	1,544,867
RLI Corp.	11,768	693,841
Ryan Specialty Holdings, Inc.(b)	14,449	791,805
SEI Investments Co.	12,057	971,915
Selective Insurance Group, Inc.	7,816	588,857
Shift4 Payments, Inc. - Class A(a)(b)	8,642	597,162
SLM Corp.	26,752	718,291
SouthState Bank Corp.	13,085	1,159,985
Stifel Financial Corp.	13,262	1,570,619
Synovus Financial Corp.	17,806	794,860
Texas Capital Bancshares, Inc.(a)	5,864	491,638
UMB Financial Corp.	9,150	977,952
United Bankshares, Inc.	18,140	649,231
Unum Group	20,325	1,492,261
Valley National Bancorp	61,706	670,744
Voya Financial, Inc.	12,366	920,772
Webster Financial Corp.	21,326	1,216,435
Western Alliance Bancorp	13,398	1,036,335
WEX, Inc.(a)(b)	4,406	642,747
Wintrust Financial Corp.(b)	8,639	1,123,243
Zions Bancorp	18,926	986,234
		61,477,503
Health Care - 8.9%
Avantor, Inc.(a)	87,392	1,032,973
BioMarin Pharmaceutical, Inc.(a)	24,638	1,319,858
Bio-Rad Laboratories, Inc. - Class A(a)(b)	2,350	750,942
Bruker Corp.	14,202	553,026
Chemed Corp.	1,872	807,394
Cytokinetics, Inc.(a)	15,332	974,962
Dentsply Sirona, Inc.	25,592	322,715
Doximity, Inc. - Class A(a)	17,498	1,154,868
Elanco Animal Health, Inc.(a)	63,712	1,411,221
Encompass Health Corp.	13,066	1,487,564
Ensign Group, Inc.	7,359	1,325,356
Envista Holdings Corp.(a)(b)	21,336	434,188
Exelixis, Inc.(a)	34,926	1,350,588
Globus Medical, Inc. - Class A(a)	14,446	872,394
Haemonetics Corp.(a)	6,188	309,462
Halozyme Therapeutics, Inc.(a)	15,024	979,415
HealthEquity, Inc.(a)	11,096	1,049,460
Hims & Hers Health, Inc.(a)(b)	26,552	1,207,054
Illumina, Inc.(a)	19,917	2,460,546
Jazz Pharmaceuticals PLC(a)	7,776	1,070,289
Lantheus Holdings, Inc.(a)	8,722	503,172
LivaNova PLC(a)	7,004	368,620
Masimo Corp.(a)(b)	5,924	833,211
Medpace Holdings, Inc.(a)	2,858	1,671,673
Neurocrine Biosciences, Inc.(a)	12,858	1,841,394
Option Care Health, Inc.(a)	20,818	541,892

The accompanying notes are an integral part of these financial statements.

63

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Penumbra, Inc.(a)	5,008	$1,138,669
Perrigo Co. PLC	17,652	366,102
Repligen Corp.(a)	6,833	1,018,527
Roivant Sciences Ltd.(a)(b)	55,180	1,103,048
Sotera Health Co.(a)	22,580	374,828
Tenet Healthcare Corp.(a)	11,365	2,346,759
United Therapeutics Corp.(a)	5,822	2,593,293
		35,575,463
Industrials - 24.3%
AAON, Inc.(b)	8,672	853,238
Acuity, Inc.	3,925	1,432,821
Advanced Drainage Systems, Inc.	9,190	1,287,059
AECOM	17,026	2,287,443
AeroVironment, Inc.(a)	4,083	1,510,343
AGCO Corp.(b)	7,955	820,638
Alaska Air Group, Inc.(a)	14,800	617,604
American Airlines Group, Inc.(a)	84,654	1,111,507
API Group Corp.(a)	47,543	1,750,533
Applied Industrial Technologies, Inc.	4,897	1,258,970
ATI, Inc.(a)	17,895	1,771,068
Avis Budget Group, Inc.(a)(b)	2,168	295,000
Brink’s Co.	5,357	595,484
BWX Technologies, Inc.	11,759	2,511,840
CACI International, Inc. - Class A(a)	2,847	1,600,726
Carlisle Cos., Inc.	5,526	1,796,226
Carpenter Technology Corp.	6,407	2,023,971
Chart Industries, Inc.(a)(b)	5,675	1,132,844
Clean Harbors, Inc.(a)	6,482	1,364,526
CNH Industrial NV	114,932	1,205,637
Comfort Systems USA, Inc.	4,528	4,372,146
Concentrix Corp.	5,740	231,379
Core & Main, Inc. - Class A(a)	24,332	1,269,644
Crane Co.	6,288	1,194,720
Curtiss-Wright Corp.	4,847	2,887,503
Donaldson Co., Inc.	15,070	1,269,647
EnerSys	4,814	607,334
Esab Corp.	7,328	856,057
ExlService Holdings, Inc.(a)	20,718	810,074
Exponent, Inc.	6,492	459,699
Flowserve Corp.	16,786	1,145,644
Fluor Corp.(a)	20,778	1,013,343
Fortune Brands Innovations, Inc.	15,422	783,438
FTI Consulting, Inc.(a)	4,082	673,571
GATX Corp.	4,570	716,804
Genpact Ltd.	20,798	793,444
Graco, Inc.	21,306	1,742,192
GXO Logistics, Inc.(a)	14,687	825,556
Hexcel Corp.(b)	10,220	729,708
Insperity, Inc.	4,600	202,952
ITT, Inc.	10,116	1,872,168
KBR, Inc.	16,532	708,231
Kirby Corp.(a)	7,164	741,331

	Shares	Value
Knight-Swift Transportation Holdings, Inc.	20,828	$939,759
Kratos Defense & Security Solutions, Inc.(a)	21,648	1,961,309
Landstar System, Inc.	4,446	571,000
Lincoln Electric Holdings, Inc.	7,134	1,672,566
MasTec, Inc.(a)	7,858	1,604,289
Maximus, Inc.	7,238	601,623
Middleby Corp.(a)	5,994	744,635
MSA Safety, Inc.	4,725	741,967
MSC Industrial Direct Co., Inc. - Class A	5,854	497,063
Mueller Industries, Inc.	14,316	1,515,635
Nextracker, Inc. - Class A(a)	19,002	1,923,382
nVent Electric PLC	20,690	2,365,901
Oshkosh Corp.(b)	8,224	1,013,937
Owens Corning(b)	10,807	1,375,839
Parsons Corp.(a)	6,850	569,509
Paylocity Holding Corp.(a)	5,720	808,064
RB Global, Inc.	23,882	2,369,572
RBC Bearings, Inc.(a)	4,072	1,744,974
Regal Rexnord Corp.(b)	8,528	1,201,510
Ryder System, Inc.	5,243	887,273
Saia, Inc.(a)	3,420	1,000,350
Science Applications International Corp.	6,024	564,509
Sensata Technologies Holding PLC	18,682	594,648
Simpson Manufacturing Co., Inc.	5,352	944,628
Terex Corp.	8,428	387,857
Tetra Tech, Inc.	33,716	1,078,238
Timken Co.(b)	8,134	638,600
Toro Co.	12,664	946,381
TransUnion	25,228	2,048,009
Trex Co., Inc.(a)	13,774	665,560
UFP Industries, Inc.	7,512	692,081
Valmont Industries, Inc.	2,534	1,047,632
Watsco, Inc.	4,520	1,663,405
Watts Water Technologies, Inc. - Class A	3,527	961,460
WESCO International, Inc.(b)	6,302	1,635,558
Woodward, Inc.	7,697	2,017,461
XPO Logistics, Inc.(a)	15,130	2,176,753
		97,307,000
Information Technology - 14.4%
Allegro MicroSystems, Inc.(a)	15,890	475,429
Amkor Technology, Inc.	14,596	471,159
Appfolio, Inc. - Class A(a)	2,932	745,989
Arrow Electronics, Inc.(a)	6,616	738,015
ASGN, Inc.(a)	5,625	251,775
Avnet, Inc.	10,758	521,225
Belden, Inc.	5,088	619,973
Bentley Systems, Inc. - Class B(b)	19,155	973,649
BILL Holdings, Inc.(a)	11,778	584,895
Blackbaud, Inc.(a)	4,774	305,727

The accompanying notes are an integral part of these financial statements.

64

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Ciena Corp.(a)	18,152	$3,447,428
Cirrus Logic, Inc.(a)	6,586	873,633
Cognex Corp.	21,550	891,954
Coherent Corp.(a)	19,967	2,634,845
Commvault Systems, Inc.(a)	5,710	794,946
Crane NXT Co.	6,342	401,131
Docusign, Inc.(a)	26,214	1,917,292
Dolby Laboratories, Inc. - Class A	7,856	521,010
Dropbox, Inc. - Class A(a)	23,760	689,040
Dynatrace, Inc.(a)	38,750	1,959,587
Entegris, Inc.(b)	19,427	1,778,930
Fabrinet(a)	4,609	2,030,587
Flex Ltd.(a)	48,206	3,013,839
Guidewire Software, Inc.(a)	10,827	2,529,620
IPG Photonics Corp.(a)	3,256	277,151
Kyndryl Holdings, Inc.(a)	29,664	857,883
Lattice Semiconductor Corp.(a)	17,572	1,282,053
Littelfuse, Inc.	3,176	772,753
Lumentum Holdings, Inc.(a)	9,051	1,824,320
MACOM Technology Solutions Holdings, Inc.(a)	8,314	1,231,553
Manhattan Associates, Inc.(a)	7,746	1,410,314
MKS, Inc.	8,612	1,237,630
Novanta, Inc.(a)	4,620	586,786
Nutanix, Inc. - Class A(a)	34,419	2,452,010
Okta, Inc.(a)	21,669	1,983,364
Onto Innovation, Inc.(a)	6,298	849,978
Pegasystems, Inc.	11,838	753,489
Power Integrations, Inc.	7,194	301,357
Pure Storage, Inc.(a)	39,904	3,938,525
Qualys, Inc.(a)	4,630	570,694
Rambus, Inc.(a)	13,810	1,420,220
Silicon Laboratories, Inc.(a)	4,222	553,420
Synaptics, Inc.(a)(b)	4,944	350,727
TD Synnex Corp.	9,946	1,556,449
Twilio, Inc. - Class A(a)	19,712	2,658,755
Universal Display Corp.	5,670	835,078
Vontier Corp.	18,832	725,032
		57,601,219
Materials - 4.8%
Alcoa Corp.	33,236	1,222,752
AptarGroup, Inc.	8,463	981,793
Ashland, Inc.	5,864	286,750
Avient Corp.	11,748	376,758
Axalta Coating Systems Ltd.(a)	27,802	791,523
Cabot Corp.	6,840	461,563
Cleveland-Cliffs, Inc.(a)	63,468	788,907
Commercial Metals Co.	14,372	853,122
Crown Holdings, Inc.	14,866	1,444,678
Eagle Materials, Inc.	4,172	885,799
Graphic Packaging Holding Co.(b)	38,046	608,355
Greif, Inc. - Class A	3,366	191,492

	Shares	Value
Knife River Corp.(a)(b)	7,258	$438,819
Louisiana-Pacific Corp.	8,134	708,553
MP Materials Corp.(a)(b)	17,258	1,088,807
NewMarket Corp.	1,006	772,507
Olin Corp.	14,720	304,704
Reliance, Inc.	6,820	1,926,173
Royal Gold, Inc.	9,738	1,702,105
RPM International, Inc.	16,515	1,804,759
Scotts Miracle-Gro Co.	5,700	305,064
Silgan Holdings, Inc.	11,390	439,882
Sonoco Products Co.	12,664	513,778
Westlake Chemical Corp.(b)	4,286	294,920
		19,193,563
Real Estate - 0.5%
Jones Lang LaSalle, Inc.(a)	6,127	1,869,286
Utilities - 3.5%
ALLETE, Inc.	7,432	500,397
Black Hills Corp.	9,354	593,324
Essential Utilities, Inc.	36,282	1,416,087
IDACORP, Inc.(b)	6,940	895,399
National Fuel Gas Co.	11,604	915,672
New Jersey Resources Corp.	12,898	571,381
Northwestern Energy Group, Inc.	7,875	469,901
OGE Energy Corp.	25,846	1,140,842
ONE Gas, Inc.	7,706	617,944
Ormat Technologies, Inc.	7,786	828,197
Portland General Electric Co.	14,068	642,626
Southwest Gas Holdings, Inc.	8,214	653,013
Spire, Inc.	7,582	655,085
Talen Energy Corp.(a)	5,860	2,342,711
TXNM Energy, Inc.	12,176	691,597
UGI Corp.	27,568	921,598
		13,855,774
TOTAL COMMON STOCKS (Cost $367,581,483)		373,408,900
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.7%
Financials - 0.6%
Annaly Capital Management, Inc.	82,522	1,746,991
Starwood Property Trust, Inc.	44,274	804,901
		2,551,892
Real Estate - 6.1%
Agree Realty Corp.(b)	14,176	1,034,990
American Homes 4 Rent - Class A	42,169	1,332,541
Brixmor Property Group, Inc.	39,276	1,027,460
COPT Defense Properties(b)	14,466	407,507
Cousins Properties, Inc.	21,570	559,310
CubeSmart	29,270	1,102,601
EastGroup Properties, Inc.	6,897	1,203,734
EPR Properties(b)	9,772	479,024
Equity LifeStyle Properties, Inc.(b)	25,159	1,535,957

The accompanying notes are an integral part of these financial statements.

65

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
Real Estate - (Continued)
First Industrial Realty Trust, Inc.	16,990	$939,207
Gaming and Leisure Properties, Inc.	36,702	1,639,111
Healthcare Realty Trust, Inc.(b)	45,140	799,881
Independence Realty Trust, Inc.	29,952	477,135
Kilroy Realty Corp.	13,968	590,148
Kite Realty Group Trust(b)	28,210	624,569
Lamar Advertising Co. - Class A	11,227	1,331,410
National Storage Affiliates Trust	9,060	263,555
NNN REIT, Inc.(b)	24,218	979,860
Omega Healthcare Investors, Inc.(b)	38,280	1,608,908
Park Hotels & Resorts, Inc.	25,632	263,753
PotlatchDeltic Corp.	9,130	365,200
Rayonier, Inc.	18,210	401,895
Rexford Industrial Realty, Inc.	30,296	1,251,831
Sabra Health Care REIT, Inc.	30,764	548,215
STAG Industrial, Inc.	23,954	916,720
Vornado Realty Trust	20,700	785,358
WP Carey, Inc.	28,166	1,858,956
		24,328,836
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $27,071,380)		26,880,728
	Contracts
WARRANTS - 0.0%(c)
Consumer Discretionary - 0.0%(c)
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00(a)	5,483	16,449
TOTAL WARRANTS (Cost $0)		16,449
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	38,963,931	38,963,931
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $38,963,931)		38,963,931
TOTAL INVESTMENTS - 109.7% (Cost $433,616,794)		$439,270,008
Liabilities in Excess of Other Assets - (9.7)%		(38,749,064)
TOTAL NET ASSETS - 100.0%		$400,520,944

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $38,399,039.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

66

Pacer US Cash Cows 100 ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 10.4%
AT&T, Inc.	12,072,315	$298,789,796
Comcast Corp. - Class A	10,493,751	292,093,559
Omnicom Group, Inc.(a)	1,399,841	105,016,072
Pinterest, Inc. - Class A(b)	1,723,801	57,057,813
Verizon Communications, Inc.	8,021,259	318,764,833
Walt Disney Co.	3,018,984	339,997,978
Warner Bros Discovery, Inc.(b)	21,144,492	474,693,846
		1,886,413,897
Consumer Discretionary - 9.9%
Airbnb, Inc. - Class A(b)	2,164,627	273,911,901
Aptiv PLC(b)	1,339,861	108,662,727
Best Buy Co., Inc.(a)	1,115,893	91,659,451
Booking Holdings, Inc.	64,972	329,910,923
Deckers Outdoor Corp.(b)	456,627	37,215,100
DR Horton, Inc.(a)	963,025	143,567,767
Expedia Group, Inc.	584,281	128,541,820
Ford Motor Co.	30,314,180	398,025,183
Lululemon Athletica, Inc.(a)(b)	437,957	74,689,187
NVR, Inc.(b)	9,063	65,351,662
PulteGroup, Inc.(a)	610,865	73,224,388
Tapestry, Inc.	661,528	72,649,005
		1,797,409,114
Consumer Staples - 9.3%
Altria Group, Inc.	5,349,687	301,615,353
Archer-Daniels-Midland Co.	4,102,710	248,337,036
Colgate-Palmolive Co.	2,487,338	191,649,393
Constellation Brands, Inc. - Class A(a)	876,037	115,093,741
Dollar General Corp.	1,065,643	105,136,338
Dollar Tree, Inc.(a)(b)	1,257,315	124,625,063
General Mills, Inc.	2,852,495	132,954,792
Target Corp.(a)	1,986,587	184,196,347
The Kraft Heinz Co.(a)	8,046,616	198,992,814
Tyson Foods, Inc. - Class A	1,452,674	74,681,970
		1,677,282,847
Energy - 15.8%
Baker Hughes Co.(a)	2,989,127	144,703,638
Chevron Corp.	2,317,689	365,545,909
ConocoPhillips	3,832,718	340,575,322
Coterra Energy, Inc.(a)	3,881,945	91,846,819
Diamondback Energy, Inc.	1,883,474	269,694,642
EOG Resources, Inc.	2,411,107	255,191,565
EQT Corp.	2,579,580	138,213,896
Expand Energy Corp.	762,118	78,734,411
Exxon Mobil Corp.	3,259,973	372,810,512
Halliburton Co.	6,114,977	164,125,983
Occidental Petroleum Corp.(a)	6,540,337	269,461,884
SLB Ltd.	8,098,383	292,027,691
TechnipFMC PLC	2,138,577	88,430,159
		2,871,362,431

	Shares	Value
Health Care - 20.7%
Amgen, Inc.	1,257,961	$375,413,301
Biogen, Inc.(b)	826,061	127,436,430
Bristol-Myers Squibb Co.	7,551,514	347,898,250
Cardinal Health, Inc.	778,318	148,479,725
Gilead Sciences, Inc.	3,093,531	370,574,078
HCA Healthcare, Inc.	848,054	389,833,463
Illumina, Inc.(b)	594,835	73,485,916
Incyte Corp.(b)	681,424	63,699,516
IQVIA Holdings, Inc.(b)	674,073	145,909,842
Labcorp Holdings, Inc.(a)	285,785	72,577,959
McKesson Corp.	519,375	421,389,713
Merck & Co., Inc.	4,202,532	361,333,701
Pfizer, Inc.	14,358,596	353,939,391
Quest Diagnostics, Inc.(a)	419,756	73,856,068
Regeneron Pharmaceuticals, Inc.	390,700	254,658,260
Tenet Healthcare Corp.(b)	498,252	102,884,055
United Therapeutics Corp.(b)	166,734	74,268,326
		3,757,637,994
Industrials - 9.7%
AECOM	406,772	54,649,818
Builders FirstSource, Inc.(a)(b)	497,387	57,781,448
Carlisle Cos., Inc.(a)	133,913	43,528,421
EMCOR Group, Inc.	120,858	81,673,419
Expeditors International of Washington, Inc.	418,286	50,989,063
Fortive Corp.	1,825,831	91,912,333
General Dynamics Corp.	803,883	277,259,247
Leidos Holdings, Inc.	471,443	89,795,748
Masco Corp.(a)	663,165	42,946,565
PACCAR, Inc.	1,827,336	179,809,862
Pentair PLC	472,275	50,226,446
Snap-On, Inc.	196,018	65,773,840
SS&C Technologies Holdings, Inc.	822,063	69,809,590
Uber Technologies, Inc.(b)	3,921,414	378,416,451
United Airlines Holdings, Inc.(b)	2,383,167	224,113,025
		1,758,685,276
Information Technology - 21.1%
Accenture PLC - Class A	1,399,965	350,131,247
Adobe, Inc.(b)	1,022,480	347,960,169
Applied Materials, Inc.	2,195,349	511,735,852
Cisco Systems, Inc.	5,333,447	389,928,310
Cognizant Technology Solutions Corp. - Class A	1,999,300	145,708,984
Docusign, Inc.(b)	731,553	53,505,786
F5, Inc.(b)	188,650	47,737,883
Flex Ltd.(b)	1,247,957	78,022,272
Gartner, Inc.(a)(b)	388,016	96,359,893
Gen Digital, Inc.	2,883,869	76,018,787
GlobalFoundries, Inc.(a)(b)	1,735,950	61,799,820
GoDaddy, Inc. - Class A(b)	631,270	84,040,975
HP, Inc.	6,105,642	168,943,114
Jabil, Inc.	346,113	76,452,901

The accompanying notes are an integral part of these financial statements.

67

Pacer US Cash Cows 100 ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Keysight Technologies, Inc.(b)	530,497	$97,059,731
NetApp, Inc.	878,008	103,411,782
Okta, Inc.(a)(b)	571,712	52,328,799
ON Semiconductor Corp.(b)	1,653,328	82,798,666
Qualcomm, Inc.	2,229,495	403,315,646
salesforce.com, Inc.	1,419,926	369,762,930
Twilio, Inc. - Class A(a)(b)	416,098	56,123,298
Zebra Technologies Corp. - Class A(b)	169,722	45,697,648
Zoom Communications, Inc. - Class A(b)	1,387,879	121,064,685
		3,819,909,178
Materials - 3.0%
Corteva, Inc.	2,254,177	138,496,635
Newmont Goldcorp Corp.	4,421,493	358,008,288
Reliance, Inc.(a)	174,284	49,223,030
		545,727,953
TOTAL COMMON STOCKS (Cost $17,516,171,120)		18,114,428,690
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(c)	280,240,584	280,240,584
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $280,240,584)		280,240,584
TOTAL INVESTMENTS - 101.4% (Cost $17,796,411,704)		$18,394,669,274
Liabilities in Excess of Other Assets - (1.4)%		(258,095,188)
TOTAL NET ASSETS - 100.0%		$18,136,574,086

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $275,343,086.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

68

Pacer US Cash Cows Growth ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Consumer Discretionary - 32.2%(a)
Abercrombie & Fitch Co. - Class A(b)	4,715	$342,073
Airbnb, Inc. - Class A(b)	37,101	4,694,761
Booking Holdings, Inc.	827	4,199,291
Carnival Corp.(b)	135,048	3,893,434
Choice Hotels International, Inc.(c)	4,620	429,475
Crocs, Inc.(b)(c)	5,460	446,027
Deckers Outdoor Corp.(b)	14,936	1,217,284
Expedia Group, Inc.	12,446	2,738,120
Grand Canyon Education, Inc.(b)	2,810	529,123
H&R Block, Inc.(c)	13,421	667,561
PulteGroup, Inc.	19,844	2,378,700
Tapestry, Inc.	20,926	2,298,093
Toll Brothers, Inc.	9,717	1,311,309
TopBuild Corp.(b)(c)	2,822	1,192,239
Travel + Leisure Co.	6,500	408,070
Williams-Sonoma, Inc.	12,251	2,380,859
		29,126,419
Consumer Staples - 1.3%
Coca-Cola Consolidated, Inc.(c)	8,739	1,139,391
Energy - 4.1%
CNX Resources Corp.(b)	14,147	476,188
DT Midstream, Inc.	10,223	1,119,316
TechnipFMC PLC	41,367	1,710,525
Valaris Ltd.(b)(c)	7,123	399,743
		3,705,772
Health Care - 12.3%
DaVita, Inc.(b)(c)	7,197	856,587
Exelixis, Inc.(b)	27,080	1,047,184
Globus Medical, Inc. - Class A(b)(c)	13,524	816,714
Halozyme Therapeutics, Inc.(b)	11,706	763,114
Lantheus Holdings, Inc.(b)(c)	6,802	392,407
Medpace Holdings, Inc.(b)	2,818	1,648,276
ResMed, Inc.	14,727	3,635,802
United Therapeutics Corp.(b)	4,546	2,024,925
		11,185,009
Industrials - 29.7%(a)
Acuity, Inc.	3,083	1,125,449
American Airlines Group, Inc.(b)	66,485	872,948
Applied Industrial Technologies, Inc.	3,799	976,685
Carlisle Cos., Inc.	4,306	1,399,665
Delta Air Lines, Inc.	65,673	3,768,317
EMCOR Group, Inc.	4,500	3,041,010
Kirby Corp.(b)	5,587	578,143
Mueller Industries, Inc.	11,134	1,178,757
Owens Corning(c)	8,413	1,071,059
Parsons Corp.(b)(c)	10,700	889,598
Tetra Tech, Inc.	26,425	845,071
Uber Technologies, Inc.(b)	47,376	4,571,784

	Shares	Value
United Airlines Holdings, Inc.(b)	32,524	$3,058,557
Westinghouse Air Brake Technologies Corp.	17,204	3,517,186
		26,894,229
Information Technology - 20.4%
Docusign, Inc.(b)	20,220	1,478,891
GoDaddy, Inc. - Class A(b)	13,926	1,853,968
International Business Machines Corp.	17,893	5,500,487
Okta, Inc.(b)	17,721	1,622,003
Pegasystems, Inc.	17,207	1,095,226
salesforce.com, Inc.	18,728	4,876,959
Twilio, Inc. - Class A(b)	15,423	2,080,254
		18,507,788
TOTAL COMMON STOCKS (Cost $80,865,674)		90,558,608
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	7,090,572	7,090,572
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,090,572)		7,090,572
TOTAL INVESTMENTS - 107.8% (Cost $87,956,246)		$97,649,180
Liabilities in Excess of Other Assets - (7.8)%		(7,042,004)
TOTAL NET ASSETS - 100.0%		$90,607,176

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $6,935,416.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

69

PACER US EXPORT LEADERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 4.7%
Alphabet, Inc. - Class A	1,401	$393,947
Iridium Communications, Inc.	18,950	362,893
Meta Platforms, Inc. - Class A	444	287,867
Netflix, Inc.(a)	284	317,756
News Corp. - Class A	11,530	305,545
		1,668,008
Consumer Discretionary - 13.5%
Airbnb, Inc. - Class A(a)	2,753	348,365
Aptiv PLC(a)	4,060	329,266
Autoliv, Inc.	2,658	310,454
Booking Holdings, Inc.	62	314,820
Carnival Corp.(a)	10,629	306,434
Duolingo, Inc.(a)(b)	1,094	296,080
Garmin Ltd.	1,408	301,227
Lear Corp.	3,190	333,833
McDonald’s Corp.(b)	1,104	329,467
NIKE, Inc. - Class B(b)	4,591	296,533
Ralph Lauren Corp.	1,063	339,799
Royal Caribbean Cruises Ltd.	996	285,683
Tesla Motors, Inc.(a)	847	386,706
Visteon Corp.	2,700	289,332
Wynn Resorts Ltd.	2,762	328,650
		4,796,649
Consumer Staples - 3.7%
Archer-Daniels-Midland Co.	5,471	331,160
Coty, Inc. - Class A(a)	82,421	327,211
Darling Ingredients, Inc.(a)	10,673	342,070
Ingredion, Inc.	2,672	308,375
		1,308,816
Energy - 7.0%
APA Corp.(b)	14,754	334,178
Baker Hughes Co.	7,230	350,005
Chevron Corp.	2,146	338,467
Exxon Mobil Corp.	2,986	341,479
TechnipFMC PLC	8,462	349,904
Valaris Ltd.(a)(b)	6,452	362,086
Weatherford International PLC	5,393	397,410
		2,473,529
Health Care - 14.6%
Abbott Laboratories	2,522	311,770
Agilent Technologies, Inc.	2,720	398,099
Align Technology, Inc.(a)	2,559	352,835
BioMarin Pharmaceutical, Inc.(a)(b)	6,239	334,223
Bio-Rad Laboratories, Inc. - Class A(a)(b)	1,195	381,862
Cooper Cos., Inc.(a)	5,035	351,997
Elanco Animal Health, Inc.(a)	18,164	402,333
Envista Holdings Corp.(a)(b)	16,035	326,312
IQVIA Holdings, Inc.(a)	1,790	387,463
Merck & Co., Inc.	4,044	347,703

	Shares	Value
Mettler-Toledo International, Inc.(a)	267	$378,150
Regeneron Pharmaceuticals, Inc.	600	391,080
Repligen Corp.(a)(b)	2,954	440,323
Thermo Fisher Scientific, Inc.	703	398,875
		5,203,025
Industrials - 10.7%
AGCO Corp.	3,075	317,217
Brink’s Co.	2,910	323,476
CNH Industrial NV	30,693	321,969
Flowserve Corp.	5,975	407,794
General Electric Co.	1,196	369,504
Genpact Ltd.	7,929	302,491
GXO Logistics, Inc.(a)(b)	6,590	370,424
Howmet Aerospace, Inc.	1,803	371,328
Ingersoll Rand, Inc.(b)	4,279	326,616
Uber Technologies, Inc.(a)	3,516	339,294
Westinghouse Air Brake Technologies Corp.	1,788	365,539
		3,815,652
Information Technology - 38.6%(c)
Accenture PLC - Class A	1,411	352,891
Advanced Micro Devices, Inc.(a)	2,127	544,767
Amphenol Corp.	2,841	395,865
Analog Devices, Inc.	1,366	319,822
Applied Materials, Inc.	2,006	467,599
Broadcom, Inc.	932	344,495
Cadence Design System, Inc.(a)	982	332,593
Cirrus Logic, Inc.(a)	2,879	381,899
Dolby Laboratories, Inc. - Class A	4,705	312,036
Fabrinet(a)(b)	939	413,695
Flex Ltd.(a)	5,849	365,679
Fortinet, Inc.(a)(b)	4,217	364,475
Jabil, Inc.	1,574	347,681
Keysight Technologies, Inc.(a)	1,977	361,712
KLA Corp.	349	421,850
Kyndryl Holdings, Inc.(a)	10,529	304,499
Lam Research Corp.(b)	2,880	453,485
Lattice Semiconductor Corp.(a)(b)	5,218	380,705
Littelfuse, Inc.	1,274	309,977
MACOM Technology Solutions Holdings, Inc.(a)	2,544	376,843
Micron Technology, Inc.	2,145	479,987
Microsoft Corp.	659	341,237
MKS, Inc.(b)	2,924	420,208
Monolithic Power Systems, Inc.	402	404,010
NetApp, Inc.	2,721	320,479
Novanta, Inc.(a)	2,920	370,869
NVIDIA Corp.	1,885	381,694
ON Semiconductor Corp.(a)	6,972	349,158
Onto Innovation, Inc.(a)	3,031	409,064
PTC, Inc.(a)	1,632	324,017
Qualcomm, Inc.	2,071	374,644
Rambus, Inc.(a)	3,914	402,516

The accompanying notes are an integral part of these financial statements.

70

PACER US EXPORT LEADERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Synopsys, Inc.(a)	792	$359,425
TE Connectivity PLC	1,607	396,945
Teledyne Technologies, Inc.(a)	606	319,253
Western Digital Corp.	3,441	516,873
		13,722,947
Materials - 7.2%
Alcoa Corp.	10,113	372,057
Corteva, Inc.	4,537	278,753
Crown Holdings, Inc.(b)	3,492	339,353
Freeport-McMoRan, Inc.	7,537	314,293
NewMarket Corp.	401	307,928
Newmont Goldcorp Corp.	4,240	343,313
Royal Gold, Inc.	1,780	311,126
Smurfit WestRock PLC	7,602	280,666
		2,547,489
TOTAL COMMON STOCKS (Cost $30,195,033)		35,536,115
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	5,262,487	5,262,487
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,262,487)		5,262,487
TOTAL INVESTMENTS - 114.8% (Cost $35,457,520)		$40,798,602
Liabilities in Excess of Other Assets - (14.8)%		(5,260,461)
TOTAL NET ASSETS - 100.0%		$35,538,141

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $5,193,935.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

71

Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 5.6%
Iridium Communications, Inc.	371,074	$7,106,067
Match Group, Inc.	780,363	25,236,939
Meta Platforms, Inc. - Class A	31,507	20,427,564
Nexstar Media Group, Inc.	155,382	30,412,919
Pinterest, Inc. - Class A(a)	407,884	13,500,960
Reddit, Inc. - Class A(a)	198,172	41,408,039
Trade Desk, Inc. - Class A(a)	176,727	8,885,834
		146,978,322
Consumer Discretionary - 4.2%
ADT, Inc.	2,324,806	20,551,285
Airbnb, Inc. - Class A(a)	107,451	13,596,850
Booking Holdings, Inc.	4,457	22,631,487
Duolingo, Inc.(a)	51,053	13,816,984
Grand Canyon Education, Inc.(a)	122,358	23,040,011
McDonald’s Corp.	53,725	16,033,152
		109,669,769
Consumer Staples - 2.1%
Altria Group, Inc.	479,246	27,019,890
Monster Beverage Corp.(a)	428,458	28,633,848
		55,653,738
Energy - 3.2%
Antero Midstream Corp.	1,047,112	18,062,682
Diamondback Energy, Inc.	94,942	13,594,745
DT Midstream, Inc.	208,422	22,820,125
EQT Corp.	412,562	22,105,072
Texas Pacific Land Corp.	8,319	7,847,978
		84,430,602
Health Care - 14.7%
AbbVie, Inc.	76,737	16,731,735
Amgen, Inc.	46,161	13,775,827
Bristol-Myers Squibb Co.	200,642	9,243,577
Corcept Therapeutics, Inc.(a)	397,248	29,185,810
Doximity, Inc. - Class A(a)	205,507	13,563,462
Exelixis, Inc.(a)	380,296	14,706,046
Gilead Sciences, Inc.	133,552	15,998,194
Halozyme Therapeutics, Inc.(a)	462,740	30,166,021
Jazz Pharmaceuticals PLC(a)(b)	90,545	12,462,614
Medpace Holdings, Inc.(a)	108,338	63,367,980
QIAGEN NV(b)	684,156	32,052,709
Regeneron Pharmaceuticals, Inc.	17,864	11,643,755
ResMed, Inc.	106,595	26,316,174
Royalty Pharma PLC - Class A	574,386	21,562,450
United Therapeutics Corp.(a)	34,342	15,296,957
Veeva Systems, Inc. - Class A(a)	116,083	33,803,370
Vertex Pharmaceuticals, Inc.(a)	24,932	10,610,311
Zoetis, Inc.	85,674	12,344,767
		382,831,759

	Shares	Value
Industrials - 2.8%
AMETEK, Inc.	78,937	$15,953,957
Copart, Inc.(a)	241,573	10,390,055
Graco, Inc.	174,785	14,292,170
Paychex, Inc.	93,046	10,889,173
Union Pacific Corp.	55,259	12,177,426
Verisk Analytics, Inc.	44,754	9,790,385
		73,493,166
Information Technology - 60.1%(c)
Adobe, Inc.(a)	28,283	9,624,988
Analog Devices, Inc.	91,542	21,432,728
Apple, Inc.	58,796	15,896,674
AppLovin Corp. - Class A(a)	110,290	70,291,126
Arista Networks, Inc.(a)	377,388	59,510,314
Astera Labs, Inc.(a)	524,864	97,981,612
Atlassian Corp. - Class A(a)	40,991	6,944,695
Autodesk, Inc.(a)	83,414	25,135,975
Bentley Systems, Inc. - Class B(b)	691,647	35,156,417
Broadcom, Inc.	166,839	61,668,700
Cadence Design System, Inc.(a)	137,643	46,618,308
Crowdstrike Holdings, Inc. - Class A(a)(b)	53,251	28,915,825
Datadog, Inc. - Class A(a)	215,878	35,147,097
Docusign, Inc.(a)	158,641	11,603,003
Dolby Laboratories, Inc. - Class A	156,633	10,387,901
Dropbox, Inc. - Class A(a)	830,583	24,086,907
Dynatrace, Inc.(a)	230,607	11,661,796
Enphase Energy, Inc.(a)	187,240	5,712,692
F5, Inc.(a)	65,824	16,656,763
Fair Isaac Corp.(a)	6,336	10,514,782
Fortinet, Inc.(a)	106,946	9,243,343
Gartner, Inc.(a)	24,362	6,050,059
Gen Digital, Inc.	802,993	21,166,895
GoDaddy, Inc. - Class A(a)	69,891	9,304,589
Intuit, Inc.	32,851	21,929,685
Keysight Technologies, Inc.(a)	103,483	18,933,250
KLA Corp.	37,754	45,634,770
Lam Research Corp.	392,214	61,758,016
Lattice Semiconductor Corp.(a)	307,354	22,424,548
Manhattan Associates, Inc.(a)	153,657	27,976,330
Microsoft Corp.	76,639	39,684,441
Monolithic Power Systems, Inc.	52,773	53,036,865
NetApp, Inc.	216,910	25,547,660
Nutanix, Inc. - Class A(a)	161,096	11,476,479
NVIDIA Corp.	287,089	58,132,652
Okta, Inc.(a)	190,165	17,405,802
Palantir Technologies, Inc. - Class A(a)	558,256	111,913,580
Palo Alto Networks, Inc.(a)	82,101	18,081,924
Pegasystems, Inc.	841,375	53,553,519
PTC, Inc.(a)	188,921	37,508,375

The accompanying notes are an integral part of these financial statements.

72

Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Qualcomm, Inc.	107,985	$19,534,486
Roper Technologies, Inc.	23,207	10,353,803
salesforce.com, Inc.	43,543	11,339,033
ServiceNow, Inc.(a)	16,674	15,328,075
Skyworks Solutions, Inc.	336,556	26,157,132
Tyler Technologies, Inc.(a)	22,783	10,850,632
Ubiquiti, Inc.	105,157	82,777,487
VeriSign, Inc.	97,713	23,431,577
Workday, Inc. - Class A(a)	49,002	11,756,560
Zoom Communications, Inc. - Class A(a)	282,900	24,677,367
Zscaler, Inc.(a)	179,724	59,513,805
		1,571,431,042
Materials - 6.3%
CF Industries Holdings, Inc.(b)	244,852	20,393,723
Newmont Goldcorp Corp.	1,004,488	81,333,393
Royal Gold, Inc.	180,689	31,582,630
Southern Copper Corp.	227,808	31,619,751
		164,929,497
Utilities - 0.9%
Clearway Energy, Inc. - Class C(b)	706,859	22,570,008
TOTAL COMMON STOCKS (Cost $2,342,482,584)		2,611,987,903
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	32,690,243	32,690,243
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,690,243)		32,690,243
TOTAL INVESTMENTS - 101.2% (Cost $2,375,172,827)		$2,644,678,146
Liabilities in Excess of Other Assets - (1.2)%		(31,651,702)
TOTAL NET ASSETS - 100.0%		$2,613,026,444

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $32,265,366.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

73

PACER US SMALL CAP CASH COWS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Communication Services - 10.1%
Angi, Inc.(a)	186,300	$2,472,201
Cars.com, Inc.(a)	357,765	3,842,396
EverQuote, Inc. - Class A(a)	151,166	3,256,116
Fox Corp. - Class A	1,301,587	84,147,599
FuboTV, Inc. - Class A(a)(b)	1,317,071	4,978,528
Gray Media, Inc.	783,690	3,581,463
IDT Corp. - Class B	66,839	3,386,064
Integral Ad Science Holding Corp.(a)	553,162	5,647,784
Interpublic Group of Cos., Inc.	1,366,700	35,069,522
Iridium Communications, Inc.	787,154	15,073,999
Match Group, Inc.	1,029,687	33,300,078
MediaAlpha, Inc. - Class A(a)	234,007	2,983,589
Nexstar Media Group, Inc.	260,027	50,895,085
Omnicom Group, Inc.	982,460	73,704,149
Playtika Holding Corp.	492,551	1,807,662
QuinStreet, Inc.(a)	193,759	2,865,696
TEGNA, Inc.	1,175,060	23,113,430
TripAdvisor, Inc.(a)	409,928	6,583,444
YELP, Inc.(a)	395,959	13,058,728
Ziff Davis, Inc.(a)(b)	270,533	9,171,069
		378,938,602
Consumer Discretionary - 19.3%
Abercrombie & Fitch Co.(a)	169,282	12,281,409
ADT, Inc.	4,272,718	37,770,827
A-Mark Precious Metals, Inc.(b)	177,829	4,726,695
American Public Education, Inc.(a)	59,864	2,004,845
Bath & Body Works, Inc.	1,237,286	30,288,761
Best Buy Co., Inc.	765,881	62,909,465
Biglari Holdings, Inc. - Class B(a)	6,194	2,237,954
BorgWarner, Inc.(b)	1,154,982	49,618,027
Brunswick Corp.	338,096	22,351,527
Buckle, Inc.	150,513	8,248,112
Carter’s, Inc.(b)	201,736	6,334,510
Columbia Sportswear Co.(b)	203,859	10,117,522
Coursera, Inc.(a)	302,425	2,546,419
Crocs, Inc.(a)(b)	426,380	34,830,982
Dillard’s, Inc. - Class A	27,769	16,663,622
Ethan Allen Interiors, Inc.	73,577	1,778,356
Etsy, Inc.(a)(b)	454,407	28,173,234
Expedia Group, Inc.	341,173	75,058,060
GameStop Corp. - Class A(a)(b)	830,245	18,506,161
Garrett Motion, Inc.	1,081,167	18,314,969
GigaCloud Technology, Inc. - Class A(a)(b)	227,914	6,377,034
G-III Apparel Group Ltd.(a)	363,581	9,762,150
Graham Holdings Co. - Class B	15,114	15,297,333
Groupon, Inc.(a)(b)	120,962	2,434,965
H&R Block, Inc.(b)	502,244	24,981,617
Harley-Davidson, Inc.(b)	1,036,210	27,956,946
Helen of Troy Ltd.(a)	197,222	3,674,246

	Shares	Value
Hovnanian Enterprises, Inc. - Class A(a)	32,962	$3,963,021
LCI Industries(b)	127,319	13,176,243
Leggett & Platt, Inc.	1,091,685	10,196,338
Mattel, Inc.(a)	1,281,430	23,552,683
Monro, Inc.	195,169	2,859,226
ODP Corp.(a)	194,776	5,430,355
Peloton Interactive, Inc. - Class A(a)	1,834,356	13,317,425
Perdoceo Education Corp.	250,644	7,960,453
Polaris, Inc.(b)	364,176	24,072,034
Signet Jewelers Ltd.(b)	214,196	21,173,275
Strattec Security Corp.(a)	40,354	2,476,121
Sturm Ruger & Co., Inc.	43,731	1,854,632
Thor Industries, Inc.(b)	220,338	22,992,270
Tri Pointe Homes, Inc.(a)	479,817	15,282,171
Visteon Corp.	114,138	12,231,028
YETI Holdings, Inc.(a)(b)	239,889	8,153,827
		723,936,850
Consumer Staples - 4.8%
Boston Beer Co., Inc. - Class A(a)	44,359	9,181,869
Cal-Maine Foods, Inc.	408,872	35,898,962
Conagra Brands, Inc.	2,918,052	50,161,314
Flowers Foods, Inc.(b)	1,167,228	13,925,030
Fresh Del Monte Produce, Inc.	173,588	6,136,336
Ingredion, Inc.	273,340	31,546,169
Maplebear, Inc.(a)	723,141	26,654,977
Nu Skin Enterprises, Inc. - Class A	207,215	2,221,345
Seneca Foods Corp. - Class A(a)	42,352	4,567,028
		180,293,030
Energy - 16.2%
APA Corp.(b)	2,946,583	66,740,105
Ardmore Shipping Corp.	278,012	3,500,171
Cactus, Inc. - Class A(b)	251,619	11,114,011
California Resources Corp.	404,177	19,065,029
Chord Energy Corp.	395,691	35,897,088
Civitas Resources, Inc.	806,993	23,265,608
CNX Resources Corp.(a)(b)	675,590	22,740,359
Crescent Energy Co. - Class A(b)	1,744,696	14,707,787
Expro Group Holdings NV(a)	385,556	5,235,851
Gulfport Energy Corp.(a)	70,460	13,106,265
Halliburton Co.	3,412,912	91,602,558
Helix Energy Solutions Group, Inc.(a)	738,411	4,962,122
Innovex International, Inc.(a)	362,416	7,273,689
International Seaways, Inc.	180,892	9,267,097
Magnolia Oil & Gas Corp. - Class A	587,224	13,189,051
Murphy Oil Corp.	749,766	21,218,378
National Energy Services Reunited Corp.(a)(b)	513,008	6,474,161
NOV, Inc.	3,027,532	44,201,967
Ovintiv, Inc.	1,732,726	64,994,552
RPC, Inc.	794,765	4,132,778
Scorpio Tankers, Inc.	301,916	18,628,217

The accompanying notes are an integral part of these financial statements.

74

PACER US SMALL CAP CASH COWS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
TechnipFMC PLC	1,422,711	$58,829,100
Teekay Corp. Ltd.	509,729	4,903,593
Teekay Tankers Ltd.	161,180	9,831,980
Tidewater, Inc.(a)	207,842	10,514,727
Weatherford International PLC(b)	325,218	23,965,315
		609,361,559
Health Care - 14.6%
AdaptHealth Corp.(a)	989,560	8,896,144
Align Technology, Inc.(a)	205,948	28,396,110
Alkermes PLC(a)(b)	764,185	23,460,480
AMN Healthcare Services, Inc.(a)	358,926	7,067,253
Astrana Health, Inc.(a)	172,802	5,393,150
Avanos Medical, Inc.(a)	305,843	3,397,916
Biogen, Inc.(a)	523,075	80,694,780
BioMarin Pharmaceutical, Inc.(a)(b)	548,938	29,406,609
Catalyst Pharmaceuticals, Inc.(a)	595,175	12,659,372
Collegium Pharmaceutical, Inc.(a)	229,920	8,277,120
Dynavax Technologies Corp.(a)	298,356	3,061,133
Emergent BioSolutions, Inc.(a)(b)	509,607	6,359,895
Exelixis, Inc.(a)	826,941	31,977,809
GoodRx Holdings, Inc. - Class A(a)	827,544	2,788,823
Harmony Biosciences Holdings, Inc.(a)	345,491	9,870,678
Incyte Corp.(a)	488,215	45,638,338
Indivior PLC(a)	357,888	10,511,171
Innoviva, Inc.(a)	430,771	7,840,032
Jazz Pharmaceuticals PLC(a)	421,751	58,049,808
Lantheus Holdings, Inc.(a)(b)	386,312	22,286,339
National HealthCare Corp.	48,628	5,808,128
Nutex Health, Inc.(a)(b)	30,366	3,736,840
Pacira BioSciences, Inc.(a)	183,467	3,922,525
Pediatrix Medical Group, Inc.(a)	590,357	10,018,358
Premier, Inc.(b)	515,069	14,483,740
Progyny, Inc.(a)	359,194	6,720,520
PTC Therapeutics, Inc.(a)	478,574	32,691,390
Rigel Pharmaceuticals, Inc.(a)(b)	73,616	2,324,793
Supernus Pharmaceuticals, Inc.(a)(b)	173,807	9,581,980
United Therapeutics Corp.(a)	113,175	50,411,540
		545,732,774
Industrials - 10.8%
Alamo Group, Inc.	38,408	6,864,278
Allison Transmission Holdings, Inc.	315,722	26,062,851
Astec Industries, Inc.	70,959	3,301,722
Atkore, Inc.	183,511	12,708,137
AZZ, Inc.	140,556	14,034,517
Blue Bird Corp.(a)	104,980	5,244,801
DNOW, Inc.(a)(b)	584,472	8,591,738
Fortive Corp.	1,219,934	61,411,478
Genpact Ltd.	567,516	21,650,735
Healthcare Services Group, Inc.(a)(b)	241,148	4,309,315
Janus International Group, Inc.(a)	703,320	6,751,872

	Shares	Value
Kforce, Inc.	84,593	$2,140,203
Korn/Ferry International	166,291	10,759,028
Legalzoom.com, Inc.(a)	526,362	5,247,829
Lyft, Inc. - Class A(a)	2,292,307	46,900,601
Primoris Services Corp.	175,865	24,888,415
Robert Half, Inc.	345,397	9,045,947
Sun Country Airlines Holdings, Inc.(a)	369,147	4,533,125
TriNet Group, Inc.	284,447	17,066,820
Tutor Perini Corp.(a)	379,947	25,593,230
United Airlines Holdings, Inc.(a)	711,435	66,903,347
Upwork, Inc.(a)(b)	501,700	7,997,098
V2X, Inc.(a)	133,603	7,627,395
Vestis Corp.	1,077,611	5,657,458
		405,291,940
Information Technology - 16.8%
Adeia, Inc.	498,718	8,498,155
ASGN, Inc.(a)	283,157	12,674,107
Avnet, Inc.	463,602	22,461,517
Cerence, Inc.(a)	170,904	1,833,800
Cirrus Logic, Inc.(a)	166,135	22,037,808
Clear Secure, Inc. - Class A	351,235	10,702,131
CTS Corp.	89,198	3,702,609
Daily Journal Corp.(a)	1,300	526,552
Daktronics, Inc.(a)	155,700	2,925,603
Digi International, Inc.(a)	122,936	4,509,293
Diodes, Inc.(a)	131,948	7,040,745
Dolby Laboratories, Inc. - Class A	263,482	17,474,126
DoubleVerify Holdings, Inc.(a)	489,236	5,567,506
Dropbox, Inc. - Class A(a)	1,230,424	35,682,296
DXC Technology Co.(a)	1,718,397	24,401,237
Enphase Energy, Inc.(a)	425,786	12,990,731
ePlus, Inc.	58,008	4,243,865
Gartner, Inc.(a)	262,591	65,211,849
Grid Dynamics Holdings, Inc.(a)	147,630	1,378,864
Harmonic, Inc.(a)	506,803	5,422,792
Kulicke & Soffa Industries, Inc.	133,288	5,322,190
LiveRamp Holdings, Inc.(a)	238,265	6,514,165
NetApp, Inc.	574,317	67,643,056
NetScout Systems, Inc.(a)	423,480	11,772,744
OneSpan, Inc.	149,656	1,706,078
PagerDuty, Inc.(a)	278,632	4,474,830
Penguin Solutions, Inc.(a)(b)	250,921	5,588,011
Plexus Corp.(a)	78,594	10,995,301
Qorvo, Inc.(a)(b)	290,259	27,551,384
Ralliant Corp.	437,175	19,200,726
Rapid7, Inc.(a)	354,150	6,555,317
RingCentral, Inc. - Class A(a)	685,278	20,640,573
ScanSource, Inc.(a)	99,501	4,269,090
Skyworks Solutions, Inc.(b)	764,126	59,387,873
Sprinklr, Inc. - Class A(a)	641,958	4,955,916
Tenable Holdings, Inc.(a)	357,627	10,378,336
Teradata Corp.(a)	534,971	11,154,145
Xerox Holdings Corp.(b)	1,096,820	3,641,442

The accompanying notes are an integral part of these financial statements.

75

PACER US SMALL CAP CASH COWS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Zoom Communications, Inc. - Class A(a)	903,023	$78,770,696
		629,807,459
Materials - 5.7%
CF Industries Holdings, Inc.	885,810	73,779,115
Compass Minerals International, Inc.(a)(b)	275,582	4,778,592
Crown Holdings, Inc.(b)	595,461	57,866,900
Smurfit WestRock PLC	1,712,743	63,234,471
SunCoke Energy, Inc.	793,770	6,358,098
Sylvamo Corp.	188,540	7,654,724
		213,671,900
Real Estate - 0.1%
eXp World Holdings, Inc.(b)	478,487	4,899,707
TOTAL COMMON STOCKS (Cost $3,563,721,852)		3,691,933,821
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.6%
Real Estate - 1.6%
Innovative Industrial Properties, Inc.	138,098	6,925,615
Vornado Realty Trust(b)	1,394,380	52,902,777
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $68,292,018)		59,828,392
	Contracts
WARRANTS - 0.0%(c)
Consumer Discretionary - 0.0%(c)
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00(a)	86,617	259,851
TOTAL WARRANTS (Cost $0)		259,851
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	309,339,141	309,339,141
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $309,339,141)		309,339,141
TOTAL INVESTMENTS - 108.2% (Cost $3,941,353,011)		$4,061,361,205
Liabilities in Excess of Other Assets - (8.2)%		(306,302,497)
TOTAL NET ASSETS - 100.0%		$3,755,058,708

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $301,494,477.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

76

Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 2.5%
Cargurus, Inc.(a)	4,794	$168,365
Cars.com, Inc.(a)	9,774	104,973
YELP, Inc.(a)	3,593	118,497
Ziff Davis, Inc.(a)(b)	3,095	104,921
		496,756
Consumer Discretionary - 8.7%
Adtalem Global Education, Inc.(a)	2,111	206,920
Buckle, Inc.	6,141	336,527
Etsy, Inc.(a)(b)	2,569	159,278
Frontdoor, Inc.(a)	4,850	322,185
Monarch Casino & Resort, Inc.	2,007	180,770
Perdoceo Education Corp.	8,302	263,672
Stride, Inc.(a)(b)	1,510	102,740
United Parks & Resorts, Inc.(a)	3,074	148,782
		1,720,874
Consumer Staples - 3.8%
Cal-Maine Foods, Inc.	2,599	228,192
National Beverage Corp.(a)	4,132	141,604
Tootsie Roll Industries, Inc.	8,035	283,555
WD-40 Co.	506	98,306
		751,657
Energy - 8.9%
Cactus, Inc. - Class A(b)	2,156	95,230
California Resources Corp.	3,667	172,972
Crescent Energy Co. - Class A(b)	9,227	77,784
Dorian LPG Ltd.	14,345	413,853
Innovex International, Inc.(a)	7,108	142,658
International Seaways, Inc.	7,150	366,294
Kinetik Holdings, Inc.(b)	1,717	66,122
Magnolia Oil & Gas Corp. - Class A	6,971	156,569
Tidewater, Inc.(a)	5,281	267,166
		1,758,648
Health Care - 23.3%
ADMA Biologics, Inc.(a)(b)	9,966	154,274
Alkermes PLC(a)(b)	3,487	107,051
Amphastar Pharmaceuticals, Inc.(a)	6,195	157,972
ANI Pharmaceuticals, Inc.(a)	4,298	389,399
Avanos Medical, Inc.(a)	6,995	77,714
Catalyst Pharmaceuticals, Inc.(a)	5,289	112,497
Certara, Inc.(a)	9,479	110,241
Collegium Pharmaceutical, Inc.(a)	8,604	309,744
Corcept Therapeutics, Inc.(a)	2,956	217,177
Dynavax Technologies Corp.(a)	8,203	84,163
Embecta Corp.	11,434	152,530
Harmony Biosciences Holdings, Inc.(a)	5,629	160,821
Innoviva, Inc.(a)	10,884	198,089
Krystal Biotech, Inc.(a)	627	123,839
LeMaitre Vascular, Inc.	1,664	144,119
Ligand Pharmaceuticals, Inc.(a)	1,898	363,106
Merit Medical Systems, Inc.(a)	1,203	105,311

	Shares	Value
Pacira BioSciences, Inc.(a)	7,118	$152,183
Premier, Inc.	13,978	393,061
Prestige Brands Holdings, Inc.(a)	1,375	83,325
Progyny, Inc.(a)	7,069	132,261
Supernus Pharmaceuticals, Inc.(a)	7,961	438,890
Teleflex, Inc.	918	114,263
UFP Technologies, Inc.(a)	556	107,108
Veracyte, Inc.(a)	3,228	116,466
Waystar Holding Corp.(a)(b)	2,660	95,361
		4,600,965
Industrials - 25.0%(c)
Armstrong World Industries, Inc.	1,458	277,647
AZZ, Inc.	1,964	196,105
CSG Systems International, Inc.(b)	2,091	163,663
CSW Industrials, Inc.	416	104,175
Enerpac Tool Group Corp.	2,564	105,227
Enpro, Inc.	1,099	254,979
ESCO Technologies, Inc.	1,224	268,631
Hayward Holdings, Inc.(a)	12,342	209,444
Kadant, Inc.(b)	311	86,041
Lindsay Corp.	1,097	122,030
Mercury Systems, Inc.(a)	5,900	456,719
Mueller Water Products, Inc. - Class A	5,822	149,392
OPENLANE, Inc.(a)	10,385	274,372
Proto Labs, Inc.(a)	5,513	274,327
Sterling Infrastructure, Inc.(a)(b)	2,563	968,558
Verra Mobility Corp.(a)	7,265	168,621
Vicor Corp.(a)	1,724	156,418
Worthington Enterprises, Inc.	7,095	397,958
Zurn Elkay Water Solutions Corp.	6,218	292,930
		4,927,237
Information Technology - 26.2%(c)
A10 Networks, Inc.	5,479	97,745
ACI Worldwide, Inc.(a)	1,939	92,355
Adeia, Inc.	7,735	131,804
Agilysys, Inc.(a)	3,094	388,173
Alarm.com Holdings, Inc.(a)	2,509	123,493
Axcelis Technologies, Inc.(a)	4,592	365,339
Badger Meter, Inc.	558	100,691
BlackLine, Inc.(a)	3,728	213,428
Box, Inc. - Class A(a)(b)	4,168	133,751
Clear Secure, Inc. - Class A	11,582	352,903
CTS Corp.	2,860	118,719
Digi International, Inc.(a)	5,801	212,781
DoubleVerify Holdings, Inc.(a)	17,405	198,069
Enphase Energy, Inc.(a)	1,823	55,620
Harmonic, Inc.(a)	11,510	123,157
InterDigital, Inc.(b)	882	319,249
Knowles Corp.(a)	13,275	313,423
Kulicke & Soffa Industries, Inc.	3,330	132,967
LiveRamp Holdings, Inc.(a)	4,341	118,683
N-able, Inc.(a)	10,584	82,873
NetScout Systems, Inc.(a)	7,643	212,475

The accompanying notes are an integral part of these financial statements.

77

Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Progress Software Corp.(a)	2,252	$96,025
Q2 Holdings, Inc.(a)	1,289	79,609
Qorvo, Inc.(a)	3,127	296,815
Semtech Corp.(a)	7,078	480,313
Sprinklr, Inc. - Class A(a)	18,713	144,464
SPS Commerce, Inc.(a)	861	70,809
Teradata Corp.(a)	4,787	99,809
		5,155,542
Materials - 0.6%
Balchem Corp.	727	111,514
Utilities - 1.0%
Clearway Energy, Inc. - Class C(b)	5,839	186,439
TOTAL COMMON STOCKS (Cost $18,449,710)		19,709,632
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	2,686,749	2,686,749
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,686,749)		2,686,749
TOTAL INVESTMENTS - 113.6% (Cost $21,136,459)		$22,396,381
Liabilities in Excess of Other Assets - (13.6)%		(2,675,657)
TOTAL NET ASSETS - 100.0%		$19,720,724

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $2,598,718.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

78

PACER WEALTHSHIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 6.1%
Alphabet, Inc. - Class A	1,191	$334,897
Alphabet, Inc. - Class C	952	268,293
Meta Platforms, Inc. - Class A	680	440,878
Netflix, Inc.(a)	408	456,495
ROBLOX Corp. - Class A(a)	1,280	145,562
		1,646,125
Consumer Discretionary - 24.4%
Airbnb, Inc. - Class A(a)	1,213	153,493
Amazon.com, Inc.(a)	10,466	2,556,007
Aptiv PLC(a)	186	15,085
AutoZone, Inc.(a)(b)	15	55,116
Best Buy Co., Inc.(b)	168	13,800
Booking Holdings, Inc.	70	355,442
CarMax, Inc.(a)(b)	130	5,448
Carnival Corp.(a)	923	26,610
Carvana Co.(a)(b)	273	83,685
Chipotle Mexican Grill, Inc.(a)	1,138	36,063
Darden Restaurants, Inc.	99	17,835
Deckers Outdoor Corp.(a)	128	10,432
Domino’s Pizza, Inc.	28	11,157
DoorDash, Inc. - Class A(a)	1,048	266,580
DR Horton, Inc.(b)	237	35,332
DraftKings, Inc.(a)(b)	975	29,825
Duolingo, Inc.(a)(b)	79	21,381
eBay, Inc.	1,292	105,053
Expedia Group, Inc.	101	22,220
Flutter Entertainment PLC(a)	349	81,174
Ford Motor Co.	3,319	43,578
Garmin Ltd.(b)	140	29,952
General Motors Co.	809	55,894
Genuine Parts Co.	119	15,150
Hasbro, Inc.	113	8,623
Hilton Worldwide Holdings, Inc.	201	51,649
Home Depot, Inc.	843	319,994
Las Vegas Sands Corp.	263	15,609
Lennar Corp. - Class A	193	23,888
LKQ Corp.	220	7,031
Lowe’s Cos., Inc.	478	113,826
Lululemon Athletica, Inc.(a)	94	16,031
Marriott International, Inc.	194	50,553
McDonald’s Corp.(b)	608	181,445
MGM Resorts International(a)	175	5,605
Mohawk Industries, Inc.(a)	46	5,227
NIKE, Inc. - Class B(b)	1,008	65,107
Norwegian Cruise Line Holdings Ltd.(a)	386	8,654
NVR, Inc.(a)	3	21,632
O’Reilly Automotive, Inc.(a)(b)	720	67,997
Pool Corp.	30	8,012
PulteGroup, Inc.(b)	168	20,138
Ralph Lauren Corp.	32	10,229
Ross Stores, Inc.	278	44,180

	Shares	Value
Royal Caribbean Cruises Ltd.	215	$61,668
Starbucks Corp.(b)	966	78,120
Tapestry, Inc.	176	19,328
Tesla Motors, Inc.(a)	2,385	1,088,896
TJX Cos., Inc.	947	132,713
Tractor Supply Co.(b)	450	24,349
Ulta Beauty, Inc.(a)	39	20,275
Williams-Sonoma, Inc.	105	20,406
Wynn Resorts Ltd.	73	8,686
Yum! Brands, Inc.(b)	237	32,756
		6,578,939
Financials - 0.5%
PayPal Holdings, Inc.(a)	1,890	130,920
Health Care - 22.0%
AbbVie, Inc.	448	97,682
Abiomed, Inc.(a)(c)	64	0
Acadia Pharmaceuticals, Inc.(a)	2,299	52,187
ADMA Biologics, Inc.(a)(b)	4,203	65,062
Agios Pharmaceuticals, Inc.(a)	804	34,765
Akebia Therapeutics, Inc.(a)	5,666	12,522
Akero Therapeutics, Inc.(a)	1,589	86,124
Alkermes PLC(a)(b)	2,123	65,176
Alnylam Pharmaceuticals, Inc.(a)	202	92,120
Altimmune, Inc.(a)	1,843	7,464
Amgen, Inc.	341	101,765
Amicus Therapeutics, Inc.(a)	4,467	40,337
AnaptysBio, Inc.(a)	353	12,913
Anavex Life Sciences Corp.(a)(b)	1,280	10,202
Apellis Pharmaceuticals, Inc.(a)	1,985	42,618
Apogee Therapeutics, Inc.(a)	779	44,084
Arbutus Biopharma Corp.(a)	625	2,956
Arcellx, Inc.(a)(b)	580	52,345
Arcturus Therapeutics Holdings, Inc.(a)	426	4,247
Arcus Biosciences, Inc.(a)	821	16,190
Arcutis Biotherapeutics, Inc.(a)	1,751	44,318
Ardelyx, Inc.(a)	3,714	22,507
ArriVent Biopharma, Inc.(a)	405	7,586
Arrowhead Pharmaceuticals, Inc.(a)	1,349	57,184
ARS Pharmaceuticals, Inc.(a)	1,444	12,938
aTyr Pharma, Inc.(a)	2,014	1,744
Avidity Biosciences, Inc.(a)	2,047	142,983
Beam Therapeutics, Inc.(a)	1,617	40,441
BioCryst Pharmaceuticals, Inc.(a)	4,356	31,886
Biogen, Inc.(a)	667	102,898
Biohaven Ltd.(a)	1,931	33,213
BioMarin Pharmaceutical, Inc.(a)(b)	1,745	93,480
Bridgebio Pharma, Inc.(a)(b)	1,793	112,313
CareDx, Inc.(a)	1,090	16,350
Catalyst Pharmaceuticals, Inc.(a)	1,855	39,456
Celcuity, Inc.(a)	97	7,484
Celldex Therapeutics, Inc.(a)	1,150	30,739
CG oncology, Inc.(a)	728	31,501

The accompanying notes are an integral part of these financial statements.

79

PACER WEALTHSHIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Cidara Therapeutics, Inc.(a)	371	$40,528
Cogent Biosciences, Inc.(a)	1,756	28,623
Compass Therapeutics, Inc.(a)	837	3,130
CRISPR Therapeutics AG(a)	1,820	116,462
Cullinan Therapeutics, Inc.(a)	481	4,165
Cytokinetics, Inc.(a)	1,203	76,499
Day One Biopharmaceuticals, Inc.(a)	1,505	11,197
Denali Therapeutics, Inc.(a)(b)	2,159	35,148
Dianthus Therapeutics, Inc.(a)	206	7,206
Disc Medicine, Inc.(a)	440	37,937
Dynavax Technologies Corp.(a)	1,938	19,884
Dyne Therapeutics, Inc.(a)	2,512	56,721
Emergent BioSolutions, Inc.(a)(b)	1,112	13,878
Exact Sciences Corp.(a)	1,734	112,172
Exelixis, Inc.(a)	2,519	97,410
Geron Corp.(a)	11,599	14,615
Gilead Sciences, Inc.	825	98,827
GRAIL, Inc.(a)	508	46,700
Halozyme Therapeutics, Inc.(a)	1,253	81,683
Ideaya Biosciences, Inc.(a)	1,098	34,982
ImmunityBio, Inc.(a)	5,319	12,766
Immunome, Inc.(a)	1,021	16,407
Immunovant, Inc.(a)	1,200	29,616
Incyte Corp.(a)	1,103	103,108
Insmed, Inc.(a)(b)	651	123,430
Intellia Therapeutics, Inc.(a)	2,160	27,259
Ionis Pharmaceuticals, Inc.(a)	1,486	110,410
Iovance Biotherapeutics, Inc.(a)	5,688	11,205
Janux Therapeutics, Inc.(a)	896	25,724
KalVista Pharmaceuticals, Inc.(a)	684	7,462
Keros Therapeutics, Inc.(a)	520	7,914
Krystal Biotech, Inc.(a)	409	80,782
Kura Oncology, Inc.(a)	1,337	13,731
Kymera Therapeutics, Inc.(a)	806	49,843
Madrigal Pharmaceuticals, Inc.(a)	220	92,158
MannKind Corp.(a)	2,470	13,807
Metsera, Inc.(a)(b)	1,221	76,972
MiMedx Group, Inc.(a)	782	5,982
Mineralys Therapeutics, Inc.(a)	374	15,282
Mirum Pharmaceuticals, Inc.(a)	391	28,406
Moderna, Inc.(a)(b)	3,907	106,114
Myriad Genetics, Inc.(a)	1,330	10,693
Natera, Inc.(a)(b)	561	111,600
Neurocrine Biosciences, Inc.(a)(b)	672	96,237
Novavax, Inc.(a)	3,050	25,620
Nurix Therapeutics, Inc.(a)	1,090	14,105
Nuvalent, Inc. - Class A(a)	565	56,116
ORIC Pharmaceuticals, Inc.(a)	1,008	13,265
Oruka Therapeutics, Inc.(a)	151	4,254
Praxis Precision Medicines, Inc.(a)	443	88,051
Precigen, Inc.(a)	1,212	5,018
Protagonist Therapeutics, Inc.(a)	882	69,343

	Shares	Value
PTC Therapeutics, Inc.(a)	1,191	$81,357
Recursion Pharmaceuticals, Inc. - Class A(a)	8,840	48,797
Regeneron Pharmaceuticals, Inc.	170	110,806
REGENXBIO, Inc.(a)	777	9,922
Relay Therapeutics, Inc.(a)	1,789	12,773
Replimune Group, Inc.(a)	1,280	12,454
Revolution Medicines, Inc.(a)	2,125	125,035
Rezolute, Inc.(a)	624	5,816
Rhythm Pharmaceuticals, Inc.(a)	656	74,627
Rigel Pharmaceuticals, Inc.(a)(b)	161	5,084
Roivant Sciences Ltd.(a)(b)	5,529	110,525
Sana Biotechnology, Inc.(a)	3,164	15,662
Sarepta Therapeutics, Inc.(a)	2,067	49,629
Scholar Rock Holding Corp.(a)(b)	1,669	49,436
Soleno Therapeutics, Inc.(a)(b)	1,091	73,272
Spyre Therapeutics, Inc.(a)	705	17,244
Stoke Therapeutics, Inc.(a)(b)	417	12,527
Summit Therapeutics, Inc.(a)(b)	4,001	75,659
Syndax Pharmaceuticals, Inc.(a)	1,674	22,934
Tango Therapeutics, Inc.(a)	1,713	13,892
Taysha Gene Therapies, Inc.(a)	2,832	14,047
TG Therapeutics, Inc.(a)(b)	2,502	87,020
Travere Therapeutics, Inc.(a)	1,066	37,481
Twist Bioscience Corp.(a)	1,346	44,270
Ultragenyx Pharmaceutical, Inc.(a)	1,847	63,906
uniQure NV(a)	976	66,065
United Therapeutics Corp.(a)(b)	239	106,458
Upstream Bio, Inc.(a)	408	10,547
Vaxcyte, Inc.(a)	1,762	79,783
Veeva Systems, Inc. - Class A(a)(b)	299	87,069
Vera Therapeutics, Inc.(a)	1,033	29,399
Veracyte, Inc.(a)	1,116	40,265
Verastem, Inc.(a)	1,084	10,244
Vericel Corp.(a)	818	28,679
Vertex Pharmaceuticals, Inc.(a)	245	104,265
Viking Therapeutics, Inc.(a)	2,352	89,564
Vir Biotechnology, Inc.(a)	1,356	8,082
Viridian Therapeutics, Inc.(a)	802	18,951
Xencor, Inc.(a)	826	12,150
		5,925,923
Industrials - 19.6%
3M Co.	580	96,570
A O Smith Corp.(b)	124	8,183
Allegion PLC	95	15,748
AMETEK, Inc.	254	51,336
Automatic Data Processing, Inc.	444	115,573
Axon Enterprise, Inc.(a)	86	62,972
Boeing Co.(a)	823	165,439
Broadridge Financial Solutions, Inc.	127	27,991
Builders FirstSource, Inc.(a)(b)	120	13,940
Carrier Global Corp.	873	51,935
Caterpillar, Inc.	513	296,134
CH Robinson Worldwide, Inc.(b)	130	20,019

The accompanying notes are an integral part of these financial statements.

80

PACER WEALTHSHIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Cintas Corp.	374	$68,543
Copart, Inc.(a)	2,730	117,417
CSX Corp.	2,035	73,301
Cummins, Inc.	151	66,090
Dayforce, Inc.(a)	172	11,823
Deere & Co.	275	126,948
Delta Air Lines, Inc.(b)	696	39,937
Dover Corp.	148	26,856
Eaton Corp. PLC	425	162,163
EMCOR Group, Inc.	48	32,437
Emerson Electric Co.	613	85,556
Equifax, Inc.(b)	133	28,076
Expeditors International of Washington, Inc.	146	17,797
Fastenal Co.(b)	1,253	51,561
FedEx Corp.	239	60,663
Fortive Corp.	364	18,324
GE Vernova, Inc.	298	174,372
Generac Holdings, Inc.(a)	66	11,089
General Dynamics Corp.	276	95,192
General Electric Co.	1,154	356,528
Honeywell International, Inc.	692	139,320
Howmet Aerospace, Inc.	440	90,618
Hubbell, Inc.	58	27,260
Huntington Ingalls Industries, Inc.	44	14,169
IDEX Corp.	81	13,888
Illinois Tool Works, Inc.(b)	289	70,493
Ingersoll Rand, Inc.(b)	388	29,616
Jacobs Solutions, Inc.	128	19,944
JB Hunt Trasport Services, Inc.	83	14,015
Johnson Controls International PLC	715	81,789
L3Harris Technologies, Inc.	206	59,555
Leidos Holdings, Inc.	140	26,666
Lennox International, Inc.(b)	35	17,675
Lockheed Martin Corp.	224	110,181
Masco Corp.(b)	225	14,571
Nordson Corp.	59	13,685
Norfolk Southern Corp.	245	69,428
Northrop Grumman Corp.	147	85,767
Old Dominion Freight Line, Inc.(b)	198	27,803
Otis Worldwide Corp.	421	39,052
PACCAR, Inc.	573	56,383
Parker-Hannifin Corp.	140	108,196
Paychex, Inc.	355	41,546
Paycom Software, Inc.	153	28,625
Pentair PLC	176	18,718
Quanta Services, Inc.	162	72,759
Republic Services, Inc.	223	46,438
Rockwell Automation, Inc.	122	44,940
Rollins, Inc.	303	17,456
RTX Corp.	1,460	260,610
Snap-On, Inc.	57	19,126

	Shares	Value
Southwest Airlines Co.	563	$17,059
Stanley Black & Decker, Inc.(b)	167	11,309
Textron, Inc.	194	15,677
Trane Technologies PLC	243	109,022
TransDigm Group, Inc.	62	81,128
Uber Technologies, Inc.(a)	2,270	219,055
Union Pacific Corp.(b)	648	142,800
United Airlines Holdings, Inc.(a)	349	32,820
United Parcel Service, Inc. - Class B	804	77,522
United Rentals, Inc.	71	61,854
Veralto Corp.(b)	267	26,348
Verisk Analytics, Inc.	151	33,033
W.W. Grainger, Inc.	48	46,992
Waste Management, Inc.	405	80,907
Westinghouse Air Brake Technologies Corp.	185	37,821
Xylem, Inc.	262	39,523
		5,263,675
Information Technology - 27.3%(d)
Accenture PLC - Class A	163	40,766
Adobe, Inc.(a)	111	37,774
Advanced Micro Devices, Inc.(a)	424	108,595
Akamai Technologies, Inc.(a)	321	24,107
Amphenol Corp.	322	44,867
Analog Devices, Inc.	130	30,437
Apple, Inc.	3,858	1,043,087
Applied Materials, Inc.	210	48,951
AppLovin Corp. - Class A(a)	71	45,250
Arista Networks, Inc.(a)	1,798	283,527
Atlassian Corp. - Class A(a)(b)	325	55,062
Autodesk, Inc.(a)	56	16,875
Box, Inc.(a)(b)	285	9,146
Broadcom, Inc.	1,227	453,536
Cadence Design System, Inc.(a)	73	24,724
CDW Corp.	37	5,897
Ciena Corp.(a)	277	52,608
Cisco Systems, Inc.	4,826	352,829
Cloudflare, Inc. - Class A(a)(b)	621	157,299
Cognizant Technology Solutions Corp.	135	9,839
Confluent, Inc. - Class A(a)	574	13,414
CoreWeave, Inc. - Class A(a)	430	57,495
Corning, Inc.	203	18,083
Crowdstrike Holdings, Inc. - Class A(a)(b)	65	35,296
Datadog, Inc. - Class A(a)	722	117,549
Dell Technologies, Inc. - Class C	79	12,799
Docusign, Inc.(a)	398	29,110
Dropbox, Inc. - Class A(a)	365	10,585
EPAM Systems, Inc.(a)	16	2,617
F5, Inc.(a)	128	32,390
Fair Isaac Corp.(a)	7	11,617
First Solar, Inc.(a)(b)	28	7,474
Fortinet, Inc.(a)(b)	170	14,693
Gartner, Inc.(a)(b)	21	5,215
Gen Digital, Inc.	155	4,086

The accompanying notes are an integral part of these financial statements.

81

PACER WEALTHSHIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
GoDaddy, Inc. - Class A(a)	311	$41,403
Hewlett Packard Enterprise Co.	361	8,816
HP, Inc.	258	7,139
HubSpot, Inc.(a)	105	51,652
Intel Corp.(a)	1,142	45,669
International Business Machines Corp.	244	75,008
Intuit, Inc.	73	48,731
Jabil, Inc.	31	6,848
Keysight Technologies, Inc.(a)	45	8,233
KLA Corp.	35	42,306
Lam Research Corp.(b)	331	52,119
MARA Holdings, Inc.(a)(b)	726	13,264
Microchip Technology, Inc.	149	9,301
Micron Technology, Inc.	292	65,341
Microsoft Corp.	1,933	1,000,927
Monolithic Power Systems, Inc.	13	13,065
Motorola Solutions, Inc.(b)	44	17,895
NetApp, Inc.	57	6,713
Nutanix, Inc.(a)	527	37,544
NVIDIA Corp.	6,338	1,283,382
NXP Semiconductors NV	66	13,802
Okta, Inc.(a)(b)	329	30,113
ON Semiconductor Corp.(a)	112	5,609
Oracle Corp.	433	113,710
Palantir Technologies, Inc. - Class A(a)(b)	594	119,079
Palo Alto Networks, Inc.(a)	177	38,982
PTC, Inc.(a)	33	6,552
Qualcomm, Inc.	283	51,195
Roper Technologies, Inc.	28	12,492
salesforce.com, Inc.	1,197	311,711
Seagate Technology Holdings PLC	56	14,329
ServiceNow, Inc.(a)	55	50,560
Skyworks Solutions, Inc.(b)	42	3,264
Snowflake, Inc.(a)(b)	659	181,146
Super Micro Computer, Inc.(a)(b)	139	7,222
Synopsys, Inc.(a)	49	22,237
TE Connectivity PLC	80	19,761
Teledyne Technologies, Inc.(a)	13	6,849
Teradyne, Inc.	46	8,361
Texas Instruments, Inc.	240	38,750
Trimble, Inc.(a)	66	5,264
Tyler Technologies, Inc.(a)	12	5,715
VeriSign, Inc.	190	45,562
Western Digital Corp.	90	13,519
Workday, Inc. - Class A(a)	486	116,601
Zebra Technologies Corp.(a)	14	3,770
Zoom Communications, Inc. - Class A(a)	513	44,749
		7,343,859

	Shares	Value
Materials - 0.0%(e)
Solstice Advanced Materials, Inc.(a)	173	$7,797
TOTAL COMMON STOCKS (Cost $24,562,282)		26,897,238
RIGHTS - 0.0%(e)
Health Care - 0.0%(e)
Roche Holding AG, Expires 10/28/2026, Exercise Price $1.00(a)(c)	2,242	762
TOTAL RIGHTS (Cost $0)		762
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(f)	3,242,555	3,242,555
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,242,555)		3,242,555
TOTAL INVESTMENTS - 111.9% (Cost $27,804,837)		$30,140,555
Liabilities in Excess of Other Assets - (11.9)%		(3,207,599)
TOTAL NET ASSETS - 100.0%		$26,932,956

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $3,198,585.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $762 or 0.0% of net assets as of October 31, 2025.

(d)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

82

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025 (Unaudited)

	Pacer Aristotle Pacific Floating Rate High Income ETF	Pacer Cash Cows Fund of Funds ETF	Pacer CFRA- Stovall Equal Weight Seasonal Rotation ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer Data and Digital Revolution ETF
ASSETS:
Investments in unaffiliated securities, at value	$567,083,976	$14,373,000	$14,569,526	$453,261,193	$ 330,237,756
Investments in affiliated securities, at value	—	87,807,780	—	—	—
Cash and cash equivalents	34,008,498	18,497	9,491	317,522	241,443
Interest receivable	3,417,874	120	22	1,081	466
Receivable for investments sold	2,249,510	—	11,971,319	—	—
Security lending income receivable	1,639	26,344	597	29,340	1,963
Dividends receivable	267	—	20,409	223,495	25,755
Dividend tax reclaims receivable	—	—	—	—	8,788
Prepaid expenses and other assets	1,673	—	1	—	—
Total assets	606,763,437	102,225,741	26,571,365	453,832,631	330,516,171
LIABILITIES:
Payable for investments purchased	30,117,435	—	11,923,797	203	28,888
Payable upon return of securities loaned	7,050,439	14,373,000	2,646,709	28,834,365	13,140,105
Payable for capital shares redeemed	1,889,804	—	—	—	—
Payable to adviser	290,026	11,093	6,996	179,691	102,331
Payable to custodian foreign currency, at value	—	—	—	241	65,677
Payable for expenses and other liabilities	57	—	—	—	—
Total liabilities	39,347,761	14,384,093	14,577,502	29,014,500	13,337,001
NET ASSETS	$ 567,415,676	$87,841,648	$11,993,863	$424,818,131	$ 317,179,170
Net Assets Consists of:
Paid-in capital	$ 572,547,692	$73,488,226	$41,486,120	$727,157,814	$ 262,340,158
Total distributable earnings/(accumulated losses)	(5,132,016)	14,353,422	(29,492,257)	(302,339,683)	54,839,012
Total net assets	$ 567,415,676	$87,841,648	$11,993,863	$424,818,131	$ 317,179,170
Net assets	$ 567,415,676	$87,841,648	$11,993,863	$424,818,131	$ 317,179,170
Shares issued and outstanding(a)	12,010,000	2,050,000	350,000	13,650,000	4,340,000
Net asset value per share	$47.25	$42.85	$34.27	$31.12	$73.08
Cost:
Investments in unaffiliated securities, at cost	$ 568,244,057	$14,373,000	$14,570,505	$453,371,362	$279,511,320
Investments in affiliated securities, at cost	$—	$75,045,762	$—	$—	$—
Proceeds:
Foreign currency proceeds	$—	$—	$—	$161	$66,906
Loaned Securities:
at value (included in investments)	$6,902,514	$14,116,935	$—	$27,917,455	$13,096,882

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

83

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025 (Unaudited)(Continued)

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF	Pacer Industrial Real Estate ETF	Pacer Industrials and Logistics ETF
ASSETS:
Investments, at value	$ 1,362,504,436	$ 121,423,974	$2,478,118,295	$ 140,588,888	$ 645,932
Receivable for fund shares sold	5,693,460	—	—	—	—
Dividends receivable	3,325,892	325,001	6,940,242	83,274	515
Dividend tax reclaims receivable	2,723,096	6,340	4,977,622	277,953	1,772
Cash and cash equivalents	741,758	185,450	1,518,304	73,168	393
Receivable for investments sold	95,845	—	—	312,762	790
Security lending income receivable	5,313	—	5,263	765	8
Interest receivable	3,314	1,473	5,202	213	2
Foreign currency, at value	—	12	3,268,155	37,718	320
Prepaid expenses and other assets	64	28	99	4	—
Total assets	1,375,093,178	121,942,278	2,494,833,182	141,374,745	649,732
LIABILITIES:
Payable upon return of securities loaned	17,182,115	—	10,311,601	24,723,428	71,862
Payable for investments purchased	5,584,721	34,991	—	—	—
Payable to adviser	721,398	68,695	1,264,172	51,076	291
Payable to custodian foreign currency, at value	354,647	—	—	—	—
Total liabilities	23,842,881	103,686	11,575,773	24,774,504	72,153
NET ASSETS	$ 1,351,250,297	$ 121,838,592	$ 2,483,257,409	$116,600,241	$ 577,579
Net Assets Consists of:
Paid-in capital	$ 1,148,382,017	$ 108,026,657	$ 2,227,677,167	$ 187,574,247	$ 444,177
Total distributable earnings/(accumulated losses)	202,868,280	13,811,935	255,580,242	(70,974,006)	133,402
Total net assets	$ 1,351,250,297	$ 121,838,592	$ 2,483,257,409	$116,600,241	$ 577,579
Net assets	$ 1,351,250,297	$ 121,838,592	$ 2,483,257,409	$116,600,241	$ 577,579
Shares issued and outstanding(a)	35,600,000	4,900,000	62,350,000	3,100,000	20,000
Net asset value per share	$37.96	$24.87	$39.83	$37.61	$28.88
Cost:
Investments, at cost	$ 1,154,998,976	$ 103,242,092	$ 2,239,490,647	$ 147,221,226	$ 658,564
Foreign currency, at cost	$—	$0	$3,314,288	$38,065	$321
Proceeds:
Foreign currency proceeds	$358,901	$—	$—	$—	$—
Loaned Securities:
at value (included in investments)	$16,746,753	$—	$9,819,865	$24,053,552	$70,727

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

84

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025 (Unaudited)(Continued)

	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer Lunt MidCap Multi- Factor Alternator ETF	Pacer MSCI World Industry Advantage ETF	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
ASSETS:
Investments, at value	$117,924,060	$ 296,675,734	$65,051,735	$ 1,167,681	$ 9,930,656
Receivable for investments sold	2,213,276	2,575,042	—	—	—
Cash and cash equivalents	55,833	191,479	40,704	427	6,124
Dividends receivable	50,443	206,323	44,970	729	—
Security lending income receivable	1,239	945	1,050	18	145
Interest receivable	98	290	202	2	13
Dividend tax reclaims receivable	—	—	—	39	—
Foreign currency, at value	—	—	—	387	—
Prepaid expenses and other assets	2	5	—	—	—
Total assets	120,244,951	299,649,818	65,138,661	1,169,283	9,936,938
LIABILITIES:
Payable upon return of securities loaned	8,978,009	23,952,630	7,908,768	156,099	1,520,060
Payable for capital shares redeemed	2,224,225	2,595,832	—	—	—
Payable to adviser	55,616	143,069	29,786	549	3,424
Total liabilities	11,257,850	26,691,531	7,938,554	156,648	1,523,484
NET ASSETS	$108,987,101	$ 272,958,287	$57,200,107	$ 1,012,635	$ 8,413,454
Net Assets Consists of:
Paid-in capital	$340,445,930	$ 318,333,696	$67,451,112	$798,822	$7,448,211
Total distributable earnings/(accumulated losses)	(231,458,829)	(45,375,409)	(10,251,005)	213,813	965,243
Total net assets	$108,987,101	$ 272,958,287	$57,200,107	$ 1,012,635	$ 8,413,454
Net assets	$108,987,101	$ 272,958,287	$57,200,107	$ 1,012,635	$ 8,413,454
Shares issued and outstanding(a)	2,450,000	5,300,000	1,250,000	40,000	340,000
Net asset value per share	$44.48	$51.50	$45.76	$25.32	$24.75
Cost:
Investments, at cost	$95,531,856	$ 285,035,495	$66,382,170	$ 1,017,233	$ 8,803,563
Foreign currency, at cost	$—	$—	$—	$393	$—
Loaned Securities:
at value (included in investments)	$8,791,821	$23,497,355	$7,760,326	$152,553	$ 1,496,299

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

85

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025 (Unaudited)(Continued)

	Pacer Nasdaq International Patent Leaders ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer Trendpilot® International ETF
ASSETS:
Investments in unaffiliated securities, at value	$ 18,543,673	$ 1,350,542,428	$35,857,234	$—	$ 164,997,733
Investments in affiliated securities, at value	—	—	—	54,663,534	—
Dividends receivable	39,454	153,923	25,832	—	392,465
Cash and cash equivalents	11,020	747,449	24,871	14,478	21,500
Dividend tax reclaims receivable	7,026	—	264,544	—	238,736
Interest receivable	34	1,497	46	116	279
Security lending income receivable	1	2,236	—	275	1,226
Receivable for investments sold	—	—	—	—	5,894
Prepaid expenses and other assets	1	29	1	2	5
Total assets	18,601,209	1,351,447,562	36,172,528	54,678,405	165,657,838
LIABILITIES:
Payable to adviser	10,049	712,013	20,051	7,545	90,887
Payable to custodian foreign currency, at value	142	—	56,180	—	513,323
Payable for investments purchased	—	—	1	—	3
Payable upon return of securities loaned	—	26,139,080	—	—	2,199,322
Total liabilities	10,191	26,851,093	76,232	7,545	2,803,535
NET ASSETS	$ 18,591,018	$ 1,324,596,469	$36,096,296	$ 54,670,860	$ 162,854,303
Net Assets Consists of:
Paid-in capital	$ 14,551,226	$ 1,165,444,865	$77,758,092	$ 48,420,501	$ 174,786,130
Total distributable earnings/(accumulated losses)	4,039,792	159,151,604	(41,661,796)	6,250,359	(11,931,827)
Total net assets	$ 18,591,018	$ 1,324,596,469	$36,096,296	$ 54,670,860	$ 162,854,303
Net assets	$ 18,591,018	$ 1,324,596,469	$36,096,296	$ 54,670,860	$ 162,854,303
Shares issued and outstanding(a)	680,000	16,300,000	1,200,000	1,600,000	5,200,000
Net asset value per share	$27.34	$81.26	$30.08	$34.17	$31.32
Cost:
Investments in unaffiliated securities, at cost	$ 14,546,360	$ 1,125,695,340	$31,778,450	$—	$145,999,311
Investments in affiliated securities, at cost	$—	$—	$—	$ 50,678,324	$—
Proceeds:
Foreign currency proceeds	$143	$—	$56,517	$—	$525,613
Loaned Securities:
at value (included in investments)	$—	$25,885,017	$—	$—	$2,132,673

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

86

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025 (Unaudited)(Continued)

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows Growth ETF
ASSETS:
Investments, at value	$123,382,085	$ 3,541,786,876	$ 439,270,008	$ 18,394,669,274	$ 97,649,180
Receivable for investments sold	7,074,023	—	—	29,107,834	—
Interest receivable	1,654,302	3,146	599	28,704	131
Cash and cash equivalents.	210,153	2,223,701	284,666	8,064,688	63,822
Security lending income receivable	1,206	6,793	5,766	25,089	968
Dividends receivable	—	1,576,337	131,278	21,314,938	28,914
Dividend tax reclaims receivable	—	15,057	—	590,765	—
Prepaid expenses and other assets	72	60	11	3,093	2
Total assets	132,321,841	3,545,611,970	439,692,328	18,453,804,385	97,743,017
LIABILITIES:
Payable for investments purchased	7,067,957	—	—	—	—
Payable to adviser	64,956	1,741,594	207,453	7,718,570	45,269
Payable for capital shares redeemed	—	—	—	29,271,145	—
Payable upon return of securities loaned	—	84,281,567	38,963,931	280,240,584	7,090,572
Total liabilities	7,132,913	86,023,161	39,171,384	317,230,299	7,135,841
NET ASSETS	$125,188,928	$ 3,459,588,809	$ 400,520,944	$ 18,136,574,086	$ 90,607,176
Net Assets Consists of:
Paid-in capital	$388,957,747	$ 3,258,568,515	$ 485,677,836	$ 18,757,921,131	$ 85,081,334
Total distributable earnings/(accumulated losses)	(263,768,819)	201,020,294	(85,156,892)	(621,347,045)	5,525,842
Total net assets	$125,188,928	$ 3,459,588,809	$ 400,520,944	$ 18,136,574,086	$ 90,607,176
Net assets	$125,188,928	$ 3,459,588,809	$ 400,520,944	$ 18,136,574,086	$ 90,607,176
Shares issued and outstanding(a)	6,400,000	61,700,000	11,250,000	312,900,000	1,700,000
Net asset value per share	$19.56	$56.07	$35.60	$57.96	$53.30
Cost:
Investments, at cost	$124,491,945	$ 3,102,581,155	$ 433,616,794	$17,796,411,704	$ 87,956,246
Loaned Securities:
at value (included in investments)	$—	$82,415,155	$38,399,039	$275,343,086	$6,935,416

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

87

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025 (Unaudited)(Continued)

	Pacer US Export Leaders ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Small Cap Cash Cows ETF	Pacer US Small Cap Cash Cows Growth Leaders ETF	Pacer WealthShield ETF
ASSETS:
Investments, at value	$ 40,798,602	$ 2,644,678,146	$4,061,361,205	$ 22,396,381	$30,140,555
Cash and cash equivalents.	11,205	1,385,712	2,339,764	16,338	11,628
Dividends receivable	8,175	567,164	2,591,899	4,158	5,013
Dividend tax reclaims receivable	623	—	—	—	78
Security lending income receivable	513	7,063	33,840	329	677
Interest receivable	24	3,459	3,840	24	37
Receivable for investments sold	—	—	3,914	—	32,509
Receivable for fund shares sold	—	8,222,805	—	—	—
Prepaid expenses and other assets	—	66	—	—	1
Total assets	40,819,142	2,654,864,415	4,066,334,462	22,417,230	30,190,498
LIABILITIES:
Payable upon return of securities loaned	5,262,487	32,690,243	309,339,141	2,686,749	3,242,555
Payable to adviser	18,514	1,060,483	1,936,613	9,757	14,987
Payable for investments purchased	—	8,087,245	—	—	—
Total liabilities	5,281,001	41,837,971	311,275,754	2,696,506	3,257,542
NET ASSETS	$ 35,538,141	$ 2,613,026,444	$3,755,058,708	$ 19,720,724	$26,932,956
Net Assets Consists of:
Paid-in capital	$ 29,163,724	$ 2,360,248,304	$4,831,845,281	$ 20,421,282	$49,336,557
Total distributable earnings/(accumulated losses)	6,374,417	252,778,140	(1,076,786,573)	(700,558)	(22,403,601)
Total net assets	$ 35,538,141	$ 2,613,026,444	$3,755,058,708	$ 19,720,724	$26,932,956
Net assets	$ 35,538,141	$ 2,613,026,444	$3,755,058,708	$ 19,720,724	$26,932,956
Shares issued and outstanding(a)	600,000	71,500,000	86,500,000	775,000	800,000
Net asset value per share	$59.23	$36.55	$43.41	$25.45	$33.67
Cost:
Investments, at cost	$ 35,457,520	$ 2,375,172,827	$3,941,353,011	$ 21,136,459	$27,804,837
Loaned Securities:
at value (included in investments)	$5,193,935	$32,265,366	$301,494,477	$2,598,718	$3,198,585

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

88

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025 (Unaudited)

	Pacer Aristotle Pacific Floating Rate High Income ETF	Pacer Cash Cows Fund of Funds ETF	Pacer CFRA- Stovall Equal Weight Seasonal Rotation ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer Data and Digital Revolution ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$278,023	$—	$180,584	$6,776,853	$377,793
Less: Dividend withholding taxes	—	—	—	(309,022)	(6,572)
Dividend income from affiliated securities	—	735,677	—	—	—
Less: Issuance fees	—	—	—	(11,041)	(902)
Interest income	20,061,148	908	367	7,821	1,718
Securities lending income	15,664	94,906	2,599	192,504	8,168
Other income	112,683	—	—	—	—
Total investment income	20,467,518	831,491	183,550	6,657,115	380,205
EXPENSES:
Investment advisory fee	1,601,468	65,389	51,184	1,246,012	318,636
Total expenses	1,601,468	65,389	51,184	1,246,012	318,636
Expense reimbursement by Adviser	—	—	—	(72,962)	—
Net expenses	1,601,468	65,389	51,184	1,173,050	318,636
NET INVESTMENT INCOME	18,866,050	766,102	132,366	5,484,065	61,569
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	362,954	—	(21,677)	2,938,470	5,060,221
Investments in affiliated securities	—	1,741,162	—	—	—
Foreign currency translation	—	—	—	10,892	(6,410)
Net realized gain (loss)	362,954	1,741,162	(21,677)	2,949,362	5,053,811
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	4,813,090	—	1,171	(402,100)	47,582,832
Investments in affiliated securities	—	11,267,459	—	—	—
Foreign currency translation	—	—	—	323	1,118
Net change in unrealized appreciation (depreciation)	4,813,090	11,267,459	1,171	(401,777)	47,583,950
Net realized and unrealized gain (loss)	5,176,044	13,008,621	(20,506)	2,547,585	52,637,761
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,042,094	$13,774,723	$111,860	$8,031,650	$52,699,330

The accompanying notes are an integral part of these financial statements.

89

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025 (Unaudited)(Continued)

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF	Pacer Industrial Real Estate ETF	Pacer Industrials and Logistics ETF
INVESTMENT INCOME:
Dividend income	$27,189,168	$3,257,698	$60,143,720	$2,869,711	$14,520
Less: Issuance fees	(51,975)	(3,212)	(184,329)	—	(11)
Less: Dividend withholding taxes	(2,513,900)	(355,329)	(3,540,574)	(88,070)	(1,389)
Interest income	43,732	7,066	81,010	3,008	22
Securities lending income	61,645	1,921	180,110	5,045	50
Total investment income	24,728,670	2,908,144	56,679,937	2,789,694	13,192
EXPENSES:
Investment advisory fee	3,906,099	358,883	7,198,745	372,945	2,456
Total expenses	3,906,099	358,883	7,198,745	372,945	2,456
Expense reimbursement by Adviser	—	—	—	(22,287)	—
Net expenses	3,906,099	358,883	7,198,745	350,658	2,456
NET INVESTMENT INCOME	20,822,571	2,549,261	49,481,192	2,439,036	10,736
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	38,563,253	1,964,000	77,589,652	(1,017,774)	147,686
Foreign currency translation	169,642	(6,714)	858,900	(1,396)	(412)
Net realized gain (loss)	38,732,895	1,957,286	78,448,552	(1,019,170)	147,274
Net change in unrealized appreciation (depreciation) on:
Investments	165,488,676	16,829,173	95,908,919	5,986,158	(41,402)
Foreign currency translation	(208,760)	7,811	(247,439)	(19,843)	(69)
Net change in unrealized appreciation (depreciation)	165,279,916	16,836,984	95,661,480	5,966,315	(41,471)
Net realized and unrealized gain (loss)	204,012,811	18,794,270	174,110,032	4,947,145	105,803
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$224,835,382	$21,343,531	$223,591,224	$7,386,181	$116,539

The accompanying notes are an integral part of these financial statements.

90

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025 (Unaudited)(Continued)

	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer Lunt MidCap Multi- Factor Alternator ETF	Pacer MSCI World Industry Advantage ETF	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
INVESTMENT INCOME:
Dividend income	$724,670	$2,575,175	$645,543	$5,165	$16,233
Less: Dividend withholding taxes	(1,004)	—	(268)	(464)	—
Less: Issuance fees	—	(18)	(25)	—	—
Interest income	1,391	3,890	1,049	16	103
Securities lending income	7,090	5,821	6,232	67	474
Other income	—	—	—	13	—
Total investment income	732,147	2,584,868	652,531	4,797	16,810
EXPENSES:
Investment advisory fee	349,491	873,985	188,838	3,031	15,504
Total expenses	349,491	873,985	188,838	3,031	15,504
NET INVESTMENT INCOME	382,656	1,710,883	463,693	1,766	1,306
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,462,886	7,570,853	4,878,782	5,486	(55,558)
Foreign currency translation	—	—	—	(63)	—
Net realized gain (loss)	4,462,886	7,570,853	4,878,782	5,423	(55,558)
Net change in unrealized appreciation (depreciation) on:
Investments	26,270,223	19,844,485	2,034,858	198,286	1,138,605
Foreign currency translation	—	—	—	(37)	—
Net change in unrealized appreciation (depreciation)	26,270,223	19,844,485	2,034,858	198,249	1,138,605
Net realized and unrealized gain (loss)	30,733,109	27,415,338	6,913,640	203,672	1,083,047
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,115,765	$29,126,221	$7,377,333	$205,438	$1,084,353

The accompanying notes are an integral part of these financial statements.

91

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025 (Unaudited)(Continued)

	Pacer Nasdaq International Patent Leaders ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer Trendpilot® International ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$152,203	$3,563,941	$673,458	$—	$2,360,373
Less: Dividend withholding taxes	(18,932)	(11,678)	(98,309)	—	(216,636)
Dividend income from affiliated securities	—	—	—	318,391	—
Less: Issuance fees	—	(1,533)	—	—	(9,920)
Interest income	368	2,724,445	1,247	674	88,782
Securities lending income	11	16,083	47	10,453	9,298
Total investment income	133,650	6,291,258	576,443	329,518	2,231,897
EXPENSES:
Investment advisory fee	44,306	4,098,777	117,258	43,518	522,447
Total expenses	44,306	4,098,777	117,258	43,518	522,447
NET INVESTMENT INCOME	89,344	2,192,481	459,185	286,000	1,709,450
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(19,012)	10,166,674	264,222	(2)	1,053,395
Investments in affiliated securities	—	—	—	2,848,642	—
Foreign currency translation	(1,490)	—	2,976	—	(172,351)
Net realized gain (loss)	(20,502)	10,166,674	267,198	2,848,640	881,044
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	3,587,871	224,887,316	3,625,096	—	18,989,281
Investments in affiliated securities	—	—	—	2,463,361	—
Foreign currency translation	(1,235)	—	1,309	—	(9,353)
Net change in unrealized appreciation (depreciation)	3,586,636	224,887,316	3,626,405	2,463,361	18,979,928
Net realized and unrealized gain (loss)	3,566,134	235,053,990	3,893,603	5,312,001	19,860,972
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,655,478	$237,246,471	$4,352,788	$5,598,001	$21,570,422

The accompanying notes are an integral part of these financial statements.

92

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025 (Unaudited)(Continued)

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows Growth ETF
INVESTMENT INCOME:
Dividend income	$—	$17,367,439	$1,690,561	$264,702,865	$311,157
Less: Dividend withholding taxes	—	(4,788)	(1,165)	—	—
Less: Issuance fees	—	(191)	(23)	—	—
Interest income	4,312,242	7,233,626	3,418,314	368,204	666
Securities lending income	19,545	94,622	22,750	175,378	5,149
Other income	132	—	—	—	—
Total investment income	4,331,919	24,690,708	5,130,437	265,246,447	316,972
EXPENSES:
Investment advisory fee	420,751	10,070,093	1,280,598	49,623,443	245,336
Total expenses	420,751	10,070,093	1,280,598	49,623,443	245,336
NET INVESTMENT INCOME	3,911,168	14,620,615	3,849,839	215,623,004	71,636
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(694,358)	20,231,303	1,239,373	1,044,621,197	5,251,689
Net realized gain (loss)	(694,358)	20,231,303	1,239,373	1,044,621,197	5,251,689
Net change in unrealized appreciation (depreciation) on:
Investments	(2,251,919)	439,268,068	5,669,071	1,157,957,687	8,761,400
Net change in unrealized appreciation (depreciation)	(2,251,919)	439,268,068	5,669,071	1,157,957,687	8,761,400
Net realized and unrealized gain (loss)	(2,946,277)	459,499,371	6,908,444	2,202,578,884	14,013,089
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$964,891	$474,119,986	$10,758,283	$2,418,201,888	$14,084,725

The accompanying notes are an integral part of these financial statements.

93

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025 (Unaudited)(Continued)

	Pacer US Export Leaders ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Small Cap Cash Cows ETF	Pacer US Small Cap Cash Cows Growth Leaders ETF	Pacer WealthShield ETF
INVESTMENT INCOME:
Dividend income	$194,140	$9,112,614	$39,302,295	$71,310	$127,852
Less: Dividend withholding taxes	—	(17,427)	—	—	(1)
Less: Issuance fees	(47)	—	(2,405)	—	—
Interest income	370	38,114	74,983	178	126,615
Securities lending income	2,726	36,198	214,246	1,579	1,964
Total investment income	197,189	9,169,499	39,589,119	73,067	256,430
EXPENSES:
Investment advisory fee	110,518	5,433,232	12,285,125	55,953	83,332
Total expenses	110,518	5,433,232	12,285,125	55,953	83,332
NET INVESTMENT INCOME	86,671	3,736,267	27,303,994	17,114	173,098
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,462,656	23,854,857	246,177,979	87,748	243,251
Net realized gain (loss)	3,462,656	23,854,857	246,177,979	87,748	243,251
Net change in unrealized appreciation (depreciation) on:
Investments	6,581,317	236,879,732	575,366,078	1,673,909	2,322,780
Net change in unrealized appreciation (depreciation)	6,581,317	236,879,732	575,366,078	1,673,909	2,322,780
Net realized and unrealized gain (loss)	10,043,973	260,734,589	821,544,057	1,761,657	2,566,031
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,130,644	$264,470,856	$848,848,051	$1,778,771	$2,739,129

The accompanying notes are an integral part of these financial statements.

94

PACER FUNDS
Statements of Changes in Net Assets

	Pacer Aristotle Pacific Floating Rate High Income ETF		Pacer Cash Cows Fund of Funds ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$18,866,050	$30,668,503	$766,102	$2,079,362
Net realized gain (loss)	362,954	(3,000,384)	1,741,162	4,062,943
Net change in unrealized appreciation (depreciation)	4,813,090	(8,678,270)	11,267,459	(5,802,723)
Net increase (decrease) in net assets from operations	24,042,094	18,989,849	13,774,723	339,582
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(17,752,048)	(30,026,014)	(739,864)	(2,079,362)
From return of capital	—	—	—	(11,498)
Total distributions to shareholders	(17,752,048)	(30,026,014)	(739,864)	(2,090,860)
CAPITAL TRANSACTIONS:
Shares sold	113,755,672	325,508,316	1,986,345	21,048,080
Shares redeemed	(23,706,330)	(91,817,470)	(10,097,235)	(30,416,545)
Net increase (decrease) in net assets from capital transactions	90,049,342	233,690,846	(8,110,890)	(9,368,465)
NET INCREASE (DECREASE) IN NET ASSETS	96,339,388	222,654,681	4,923,969	(11,119,743)
NET ASSETS:
Beginning of the period	471,076,288	248,421,607	82,917,679	94,037,422
End of the period	$ 567,415,676	$471,076,288	$87,841,648	$82,917,679
SHARES TRANSACTIONS
Shares sold	2,400,000	6,840,000	50,000	550,000
Shares redeemed	(500,000)	(1,960,000)	(250,000)	(800,000)
Total increase (decrease) in shares outstanding	1,900,000	4,880,000	(200,000)	(250,000)

The accompanying notes are an integral part of these financial statements.

95

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF		Pacer Data & Infrastructure Real Estate ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$132,366	$395,999	$5,484,065	$8,913,453
Net realized gain (loss)	(21,677)	(1,934,212)	2,949,362	(24,027,355)
Net change in unrealized appreciation (depreciation)	1,171	6,247	(401,777)	93,264,010
Net increase (decrease) in net assets from operations	111,860	(1,531,966)	8,031,650	78,150,108
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(94,425)	(381,571)	(3,549,374)	(7,675,002)
Total distributions to shareholders	(94,425)	(381,571)	(3,549,374)	(7,675,002)
CAPITAL TRANSACTIONS:
Shares sold	—	—	4,725,285	42,453,770
Shares redeemed	(8,638,650)	(16,611,710)	(16,973,055)	(101,559,955)
ETF transaction fees (See Note 1)	—	—	492	52,704
Net increase (decrease) in net assets from capital transactions	(8,638,650)	(16,611,710)	(12,247,278)	(59,053,481)
NET INCREASE (DECREASE) IN NET ASSETS	(8,621,215)	(18,525,247)	(7,765,002)	11,421,625
NET ASSETS:
Beginning of the period	20,615,078	39,140,325	432,583,133	421,161,508
End of the period	$11,993,863	$20,615,078	$424,818,131	$432,583,133
SHARES TRANSACTIONS
Shares sold	—	—	150,000	1,400,000
Shares redeemed	(250,000)	(450,000)	(550,000)	(3,350,000)
Total increase (decrease) in shares outstanding	(250,000)	(450,000)	(400,000)	(1,950,000)

The accompanying notes are an integral part of these financial statements.

96

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer Data and Digital Revolution ETF		Pacer Developed Markets International Cash Cows 100 ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$61,569	$64,698	$20,822,571	$41,232,763
Net realized gain (loss)	5,053,811	1,107,831	38,732,895	23,397,082
Net change in unrealized appreciation (depreciation)	47,583,950	1,553,080	165,279,916	(19,997,482)
Net increase (decrease) in net assets from operations	52,699,330	2,725,609	224,835,382	44,632,363
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(154,338)	(14,490,666)	(63,128,996)
Total distributions to shareholders	—	(154,338)	(14,490,666)	(63,128,996)
CAPITAL TRANSACTIONS:
Shares sold	222,326,712	28,678,978	258,326,815	221,721,448
Shares redeemed	(12,335,540)	(5,574,412)	(167,475,000)	(558,583,800)
ETF transaction fees (See Note 1)	794	—	21,221	193,091
Net increase (decrease) in net assets from capital transactions	209,991,966	23,104,566	90,873,036	(336,669,261)
NET INCREASE (DECREASE) IN NET ASSETS	262,691,296	25,675,837	301,217,752	(355,165,894)
NET ASSETS:
Beginning of the period	54,487,874	28,812,037	1,050,032,545	1,405,198,439
End of the period	$ 317,179,170	$54,487,874	$1,351,250,297	$1,050,032,545
SHARES TRANSACTIONS
Shares sold	3,360,000	580,000	7,550,000	7,200,000
Shares redeemed	(200,000)	(120,000)	(5,000,000)	(18,650,000)
Total increase (decrease) in shares outstanding	3,160,000	460,000	2,550,000	(11,450,000)

The accompanying notes are an integral part of these financial statements.

97

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer Emerging Markets Cash Cows 100 ETF		Pacer Global Cash Cows Dividend ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$2,549,261	$4,280,802	$49,481,192	$88,815,013
Net realized gain (loss)	1,957,286	6,476,221	78,448,552	55,002,536
Net change in unrealized appreciation (depreciation)	16,836,984	(4,414,552)	95,661,480	80,805,962
Net increase (decrease) in net assets from operations	21,343,531	6,342,471	223,591,224	224,623,511
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,835,527)	(6,888,072)	(37,111,130)	(82,367,486)
Total distributions to shareholders	(1,835,527)	(6,888,072)	(37,111,130)	(82,367,486)
CAPITAL TRANSACTIONS:
Shares sold	38,558,255	36,547,535	578,506,215	580,566,230
Shares redeemed	(17,017,440)	(52,366,335)	(471,257,500)	(450,027,535)
ETF transaction fees (See Note 1)	40,765	27,029	12,476	37,927
Net increase (decrease) in net assets from capital transactions	21,581,580	(15,791,771)	107,261,191	130,576,622
NET INCREASE (DECREASE) IN NET ASSETS	41,089,584	(16,337,372)	293,741,285	272,832,647
NET ASSETS:
Beginning of the period	80,749,008	97,086,380	2,189,516,124	1,916,683,477
End of the period	$ 121,838,592	$80,749,008	$2,483,257,409	$2,189,516,124
SHARES TRANSACTIONS
Shares sold	1,750,000	1,750,000	15,250,000	16,650,000
Shares redeemed	(800,000)	(2,550,000)	(12,500,000)	(13,150,000)
Total increase (decrease) in shares outstanding	950,000	(800,000)	2,750,000	3,500,000

The accompanying notes are an integral part of these financial statements.

98

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer Industrial Real Estate ETF		Pacer Industrials and Logistics ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$2,439,036	$5,457,171	$10,736	$19,010
Net realized gain (loss)	(1,019,170)	(270,695)	147,274	10,480
Net change in unrealized appreciation (depreciation)	5,966,315	6,586,805	(41,471)	(35,165)
Net increase (decrease) in net assets from operations	7,386,181	11,773,281	116,539	(5,675)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,586,887)	(4,737,411)	(9,883)	(28,143)
Total distributions to shareholders	(1,586,887)	(4,737,411)	(9,883)	(28,143)
CAPITAL TRANSACTIONS:
Shares sold	1,836,520	—	547,708	—
Shares redeemed	(29,318,180)	(63,521,880)	(1,098,464)	—
ETF transaction fees (See Note 1)	—	—	133	—
Net increase (decrease) in net assets from capital transactions	(27,481,660)	(63,521,880)	(550,623)	—
NET INCREASE (DECREASE) IN NET ASSETS	(21,682,366)	(56,486,010)	(443,967)	(33,818)
NET ASSETS:
Beginning of the period	138,282,607	194,768,617	1,021,546	1,055,364
End of the period	$116,600,241	$138,282,607	$577,579	$1,021,546
SHARES TRANSACTIONS
Shares sold	50,000	—	20,000	—
Shares redeemed	(800,000)	(1,650,000)	(40,000)	—
Total increase (decrease) in shares outstanding	(750,000)	(1,650,000)	(20,000)	—

The accompanying notes are an integral part of these financial statements.

99

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer Lunt Large Cap Alternator ETF		Pacer Lunt Large Cap Multi-Factor Alternator ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$382,656	$2,800,046	$1,710,883	$3,392,514
Net realized gain (loss)	4,462,886	14,483,981	7,570,853	38,204,437
Net change in unrealized appreciation (depreciation)	26,270,223	(4,389,021)	19,844,485	(23,082,113)
Net increase (decrease) in net assets from operations	31,115,765	12,895,006	29,126,221	18,514,838
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(347,769)	(2,916,487)	(1,227,751)	(3,109,855)
Total distributions to shareholders	(347,769)	(2,916,487)	(1,227,751)	(3,109,855)
CAPITAL TRANSACTIONS:
Shares sold	—	—	4,916,380	309,970,905
Shares redeemed	(50,948,445)	(137,440,600)	(49,969,260)	(332,341,605)
Net increase (decrease) in net assets from capital transactions	(50,948,445)	(137,440,600)	(45,052,880)	(22,370,700)
NET INCREASE (DECREASE) IN NET ASSETS	(20,180,449)	(127,462,081)	(17,154,410)	(6,965,717)
NET ASSETS:
Beginning of the period	129,167,550	256,629,631	290,112,697	297,078,414
End of the period	$ 108,987,101	$129,167,550	$272,958,287	$290,112,697
SHARES TRANSACTIONS
Shares sold	—	—	100,000	6,250,000
Shares redeemed	(1,350,000)	(3,750,000)	(1,000,000)	(6,750,000)
Total increase (decrease) in shares outstanding	(1,350,000)	(3,750,000)	(900,000)	(500,000)

The accompanying notes are an integral part of these financial statements.

100

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer Lunt MidCap Multi-Factor Alternator ETF		Pacer MSCI World Industry Advantage ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Period Ended April 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$463,693	$795,107	$1,766	$2,744
Net realized gain (loss)	4,878,782	688,794	5,423	55,765
Net change in unrealized appreciation (depreciation)	2,034,858	(6,259,429)	198,249	(47,819)
Net increase (decrease) in net assets from operations	7,377,333	(4,775,528)	205,438	10,690
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(229,859)	(583,598)	(1,044)	(1,271)
Total distributions to shareholders	(229,859)	(583,598)	(1,044)	(1,271)
CAPITAL TRANSACTIONS:
Shares sold	—	65,046,150	—	1,225,746
Shares redeemed	(13,404,230)	(52,038,800)	—	(427,030)
ETF transaction fees (See Note 1)	—	—	—	106
Net increase (decrease) in net assets from capital transactions	(13,404,230)	13,007,350	—	798,822
NET INCREASE (DECREASE) IN NET ASSETS	(6,256,756)	7,648,224	204,394	808,241
NET ASSETS:
Beginning of the period	63,456,863	55,808,639	808,241	—
End of the period	$57,200,107	$63,456,863	$1,012,635	$808,241
SHARES TRANSACTIONS
Shares sold	—	1,400,000	—	60,000
Shares redeemed	(300,000)	(1,150,000)	—	(20,000)
Total increase (decrease) in shares outstanding	(300,000)	250,000	—	40,000

(a)	Inception date of the Fund was September 16, 2024.
The accompanying notes are an integral part of these financial statements.

101

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF		Pacer Nasdaq International Patent Leaders ETF
	Period Ended October 31, 2025 (Unaudited)	Period Ended April 30, 2025(a)	Period Ended October 31, 2025 (Unaudited)	Period Ended April 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$1,306	$2,584	$89,344	$19,348
Net realized gain (loss)	(55,558)	(16,259)	(20,502)	(2,983)
Net change in unrealized appreciation (depreciation)	1,138,605	(11,512)	3,586,636	409,519
Net increase (decrease) in net assets from operations	1,084,353	(25,187)	3,655,478	425,884
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,870)	(2,004)	(39,236)	(2,334)
Total distributions to shareholders	(1,870)	(2,004)	(39,236)	(2,334)
CAPITAL TRANSACTIONS:
Shares sold	4,117,996	4,121,698	5,249,578	9,292,858
Shares redeemed	(442,590)	(438,942)	—	—
ETF transaction fees (See Note 1)	—	—	3,560	5,230
Net increase (decrease) in net assets from capital transactions	3,675,406	3,682,756	5,253,138	9,298,088
NET INCREASE (DECREASE) IN NET ASSETS	4,757,889	3,655,565	8,869,380	9,721,638
NET ASSETS:
Beginning of the period	3,655,565	—	9,721,638	—
End of the period	$ 8,413,454	$3,655,565	$18,591,018	$9,721,638
SHARES TRANSACTIONS
Shares sold	180,000	200,000	220,000	460,000
Shares redeemed	(20,000)	(20,000)	—	—
Total increase (decrease) in shares outstanding	160,000	180,000	220,000	460,000

(a)	Inception date of the Fund was August 19, 2024.
(b)	Inception date of the Fund was September 16, 2024.
The accompanying notes are an integral part of these financial statements.

102

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer Trendpilot® 100 ETF		Pacer Trendpilot® European Index ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$2,192,481	$26,734,566	$459,185	$811,451
Net realized gain (loss)	10,166,674	136,154,749	267,198	3,520,111
Net change in unrealized appreciation (depreciation)	224,887,316	(149,512,111)	3,626,405	(2,485,462)
Net increase (decrease) in net assets from operations	237,246,471	13,377,204	4,352,788	1,846,100
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(26,511,031)	—	(918,289)
Total distributions to shareholders	—	(26,511,031)	—	(918,289)
CAPITAL TRANSACTIONS:
Shares sold	13,549,855	585,578,760	4,157,325	1,379,650
Shares redeemed	(154,192,675)	(525,921,580)	(2,872,415)	(11,939,435)
Net increase (decrease) in net assets from capital transactions	(140,642,820)	59,657,180	1,284,910	(10,559,785)
NET INCREASE (DECREASE) IN NET ASSETS	96,603,651	46,523,353	5,637,698	(9,631,974)
NET ASSETS:
Beginning of the period	1,227,992,818	1,181,469,465	30,458,598	40,090,572
End of the period	$ 1,324,596,469	$1,227,992,818	$36,096,296	$30,458,598
SHARES TRANSACTIONS
Shares sold	200,000	8,350,000	150,000	50,000
Shares redeemed	(2,150,000)	(7,700,000)	(100,000)	(450,000)
Total increase (decrease) in shares outstanding	(1,950,000)	650,000	50,000	(400,000)

The accompanying notes are an integral part of these financial statements.

103

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer Trendpilot® Fund of Funds ETF		Pacer Trendpilot® International ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$286,000	$1,197,584	$1,709,450	$3,139,314
Net realized gain (loss)	2,848,640	656,341	881,044	14,855,855
Net change in unrealized appreciation (depreciation)	2,463,361	(248,009)	18,979,928	(18,242,758)
Net increase (decrease) in net assets from operations	5,598,001	1,605,916	21,570,422	(247,589)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,236,269)	—	(3,741,817)
Total distributions to shareholders	—	(1,236,269)	—	(3,741,817)
CAPITAL TRANSACTIONS:
Shares sold	8,056,960	8,248,890	4,157,710	98,887,365
Shares redeemed	(14,741,675)	(3,154,950)	(10,624,680)	(97,821,615)
ETF transaction fees (See Note 1)	—	—	2,398	522
Net increase (decrease) in net assets from capital transactions	(6,684,715)	5,093,940	(6,464,572)	1,066,272
NET INCREASE (DECREASE) IN NET ASSETS	(1,086,714)	5,463,587	15,105,850	(2,923,134)
NET ASSETS:
Beginning of the period	55,757,574	50,293,987	147,748,453	150,671,587
End of the period	$54,670,860	$55,757,574	$162,854,303	$147,748,453
SHARES TRANSACTIONS
Shares sold	250,000	250,000	150,000	3,600,000
Shares redeemed	(450,000)	(100,000)	(350,000)	(3,550,000)
Total increase (decrease) in shares outstanding	(200,000)	150,000	(200,000)	50,000

The accompanying notes are an integral part of these financial statements.

104

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer Trendpilot® US Bond ETF		Pacer Trendpilot® US Large Cap ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$3,911,168	$9,740,761	$14,620,615	$32,851,979
Net realized gain (loss)	(694,358)	(675,094)	20,231,303	525,578,640
Net change in unrealized appreciation (depreciation)	(2,251,919)	220,612	439,268,068	(410,553,943)
Net increase (decrease) in net assets from operations	964,891	9,286,279	474,119,986	147,876,676
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,801,953)	(9,614,449)	—	(22,354,127)
Total distributions to shareholders	(3,801,953)	(9,614,449)	—	(22,354,127)
CAPITAL TRANSACTIONS:
Shares sold	—	26,277,780	53,559,830	1,881,251,920
Shares redeemed	(33,475,100)	(42,467,240)	(281,778,080)	(1,412,869,140)
ETF transaction fees (See Note 1)	—	(2,250)	—	—
Net increase (decrease) in net assets from capital transactions	(33,475,100)	(16,191,710)	(228,218,250)	468,382,780
NET INCREASE (DECREASE) IN NET ASSETS	(36,312,162)	(16,519,880)	245,901,736	593,905,329
NET ASSETS:
Beginning of the period	161,501,090	178,020,970	3,213,687,073	2,619,781,744
End of the period	$ 125,188,928	$161,501,090	$3,459,588,809	$3,213,687,073
SHARES TRANSACTIONS
Shares sold	—	1,300,000	1,100,000	37,300,000
Shares redeemed	(1,700,000)	(2,100,000)	(5,450,000)	(28,450,000)
Total increase (decrease) in shares outstanding	(1,700,000)	(800,000)	(4,350,000)	8,850,000

The accompanying notes are an integral part of these financial statements.

105

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer Trendpilot® US Mid Cap ETF		Pacer US Cash Cows 100 ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$3,849,839	$5,285,070	$215,623,004	$484,477,318
Net realized gain (loss)	1,239,373	37,488,719	1,044,621,197	1,067,700,982
Net change in unrealized appreciation (depreciation)	5,669,071	(31,960,626)	1,157,957,687	(2,471,540,844)
Net increase (decrease) in net assets from operations	10,758,283	10,813,163	2,418,201,888	(919,362,544)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(3,747,410)	(169,290,444)	(441,193,276)
Total distributions to shareholders	—	(3,747,410)	(169,290,444)	(441,193,276)
CAPITAL TRANSACTIONS:
Shares sold	29,571,870	72,696,705	116,422,215	12,304,155,970
Shares redeemed	(63,049,775)	(40,990,795)	(5,194,437,895)	(12,619,807,555)
Net increase (decrease) in net assets from capital transactions	(33,477,905)	31,705,910	(5,078,015,680)	(315,651,585)
NET INCREASE (DECREASE) IN NET ASSETS	(22,719,622)	38,771,663	(2,829,104,236)	(1,676,207,405)
NET ASSETS:
Beginning of the period	423,240,566	384,468,903	20,965,678,322	22,641,885,727
End of the period	$ 400,520,944	$423,240,566	$18,136,574,086	$20,965,678,322
SHARES TRANSACTIONS
Shares sold	850,000	2,000,000	2,050,000	217,750,000
Shares redeemed	(1,800,000)	(1,150,000)	(92,800,000)	(227,100,000)
Total increase (decrease) in shares outstanding	(950,000)	850,000	(90,750,000)	(9,350,000)

The accompanying notes are an integral part of these financial statements.

106

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer US Cash Cows Growth ETF		Pacer US Export Leaders ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$71,636	$308,701	$86,671	$289,470
Net realized gain (loss)	5,251,689	7,612,281	3,462,656	5,109,168
Net change in unrealized appreciation (depreciation)	8,761,400	(3,658,084)	6,581,317	(6,359,555)
Net increase (decrease) in net assets from operations	14,084,725	4,262,898	10,130,644	(960,917)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(71,136)	(138,341)	(73,294)	(260,011)
Total distributions to shareholders	(71,136)	(138,341)	(73,294)	(260,011)
CAPITAL TRANSACTIONS:
Shares sold	7,982,375	88,382,680	5,746,390	17,312,920
Shares redeemed	(2,532,570)	(67,775,085)	(20,786,270)	(36,765,530)
Net increase (decrease) in net assets from capital transactions	5,449,805	20,607,595	(15,039,880)	(19,452,610)
NET INCREASE (DECREASE) IN NET ASSETS	19,463,394	24,732,152	(4,982,530)	(20,673,538)
NET ASSETS:
Beginning of the period	71,143,782	46,411,630	40,520,671	61,194,209
End of the period	$ 90,607,176	$71,143,782	$35,538,141	$40,520,671
SHARES TRANSACTIONS
Shares sold	150,000	1,950,000	100,000	350,000
Shares redeemed	(50,000)	(1,500,000)	(400,000)	(750,000)
Total increase (decrease) in shares outstanding	100,000	450,000	(300,000)	(400,000)

The accompanying notes are an integral part of these financial statements.

107

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer US Large Cap Cash Cows Growth Leaders ETF		Pacer US Small Cap Cash Cows ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$3,736,267	$2,031,544	$27,303,994	$94,623,246
Net realized gain (loss)	23,854,857	(13,965,841)	246,177,979	(951,870,472)
Net change in unrealized appreciation (depreciation)	236,879,732	29,885,244	575,366,078	(741,547,757)
Net increase (decrease) in net assets from operations	264,470,856	17,950,947	848,848,051	(1,598,794,983)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,948,022)	(1,361,850)	(23,644,919)	(86,496,425)
Total distributions to shareholders	(2,948,022)	(1,361,850)	(23,644,919)	(86,496,425)
CAPITAL TRANSACTIONS:
Shares sold	1,063,603,155	1,379,070,988	53,996,770	2,290,326,815
Shares redeemed	(152,520,240)	(75,581,485)	(1,309,811,255)	(5,819,056,550)
ETF transaction fees (See Note 1)	—	—	12	—
Net increase (decrease) in net assets from capital transactions	911,082,915	1,303,489,503	(1,255,814,473)	(3,528,729,735)
NET INCREASE (DECREASE) IN NET ASSETS	1,172,605,749	1,320,078,600	(430,611,341)	(5,214,021,143)
NET ASSETS:
Beginning of the period	1,440,420,695	120,342,095	4,185,670,049	9,399,691,192
End of the period	$ 2,613,026,444	$1,440,420,695	$3,755,058,708	$4,185,670,049
SHARES TRANSACTIONS
Shares sold	30,525,000	42,950,000	1,300,000	51,100,000
Shares redeemed	(4,400,000)	(2,475,000)	(32,050,000)	(138,950,000)
Total increase (decrease) in shares outstanding	26,125,000	40,475,000	(30,750,000)	(87,850,000)

The accompanying notes are an integral part of these financial statements.

108

PACER FUNDS
Statements of Changes in Net Assets(Continued)

	Pacer US Small Cap Cash Cows Growth Leaders ETF		Pacer WealthShield ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$17,114	$64,824	$173,098	$410,139
Net realized gain (loss)	87,748	(195,515)	243,251	3,033,255
Net change in unrealized appreciation (depreciation)	1,673,909	(445,993)	2,322,780	(1,038,458)
Net increase (decrease) in net assets from operations	1,778,771	(576,684)	2,739,129	2,404,936
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(13,530)	(54,584)	(174,453)	(281,926)
Total distributions to shareholders	(13,530)	(54,584)	(174,453)	(281,926)
CAPITAL TRANSACTIONS:
Shares sold	2,507,575	18,663,390	3,113,510	7,672,770
Shares redeemed	(2,425,730)	(9,328,743)	(4,930,635)	(3,057,930)
ETF transaction fees (See Note 1)	—	—	—	1,059
Net increase (decrease) in net assets from capital transactions	81,845	9,334,647	(1,817,125)	4,615,899
NET INCREASE (DECREASE) IN NET ASSETS	1,847,086	8,703,379	747,551	6,738,909
NET ASSETS:
Beginning of the period	17,873,638	9,170,259	26,185,405	19,446,496
End of the period	$ 19,720,724	$17,873,638	$26,932,956	$26,185,405
SHARES TRANSACTIONS
Shares sold	100,000	750,000	100,000	250,000
Shares redeemed	(100,000)	(375,000)	(150,000)	(100,000)
Total increase (decrease) in shares outstanding	—	375,000	(50,000)	150,000

The accompanying notes are an integral part of these financial statements.

109

Pacer Aristotle Pacific Floating Rate High Income ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,			Period Ended April 30, 2022(f)	Year Ended June 30, 2021
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$46.60	$47.50	$45.71	$47.76	$48.90	$46.52
INVESTMENT OPERATIONS:
Net investment income(a)	1.69	3.64	4.23	3.34	1.47	1.47
Net realized and unrealized gain (loss) on investments(b)	0.53	(1.00)	1.58	(2.10)	(1.29)	2.47
Total from investment operations	2.22	2.64	5.81	1.24	0.18	3.94
LESS DISTRIBUTIONS FROM:
Net investment income	(1.57)	(3.54)	(4.02)	(3.29)	(1.32)	(1.56)
Total distributions	(1.57)	(3.54)	(4.02)	(3.29)	(1.32)	(1.56)
Net asset value, end of period	$47.25	$46.60	$47.50	$45.71	$47.76	$48.90
TOTAL RETURN(c)	4.80%	5.67%	13.25%	2.91%	0.34%	8.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$567,416	$471,076	$248,422	$100,095	$81,663	$31,788
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.60%	0.60%	0.60%	0.60%	0.62%	0.68%
After expense reimbursement/ recoupment(d)	N/A	N/A	N/A	N/A	N/A	0.86%
Ratio of net investment income (loss) to average net assets(d)	7.07%	7.66%	9.01%	7.36%	3.63%	3.04%
Portfolio turnover rate(c)(e)	17%	65%	43%	79%	37%	35%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	For the period July 1, 2021 to April 30, 2022.
The accompanying notes are an integral part of these financial statements.

110

Pacer Cash Cows Fund of Funds ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$36.85	$37.61	$33.53	$33.44	$33.44	$20.83
INVESTMENT OPERATIONS:
Net investment income(a)(h)	0.36	0.87	0.94	0.76	0.79	0.55
Net realized and unrealized gain (loss) on investments(b)	5.99	(0.74)	4.13	0.11	—	12.56
Total from investment operations	6.35	0.13	5.07	0.87	0.79	13.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.89)	(0.99)	(0.78)	(0.79)	(0.50)
Net realized gains	—	—	(0.00)(c)	(0.00)(c)	—	—
Return of capital	—	(0.00)(c)	(0.00)(c)	(0.00)(c)	—	—
Total distributions	(0.35)	(0.89)	(0.99)	(0.78)	(0.79)	(0.50)
Net asset value, end of period	$42.85	$36.85	$37.61	$33.53	$33.44	$33.44
TOTAL RETURN(d)	17.27%	0.29%	15.38%	2.81%	2.29%	63.73%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$87,842	$82,918	$94,037	$48,618	$8,361	$1,672
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%	0.15%	0.16%	0.15%
Ratio of net investment income (loss) to average net assets(f)	1.76%	2.27%	2.64%	2.33%	2.27%	2.09%
Portfolio turnover rate(d)(g)	2%	6%	4%	8%	26%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

111

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.36	$37.28	$36.60	$34.95	$37.16	$25.23
INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.45	0.41	0.40	0.34	0.26
Net realized and unrealized gain (loss) on investments(b)	(0.16)	(2.94)	0.70	1.65	(2.21)	11.95
Total from investment operations	0.11	(2.49)	1.11	2.05	(1.87)	12.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.43)	(0.43)	(0.40)	(0.34)	(0.28)
Total distributions	(0.20)	(0.43)	(0.43)	(0.40)	(0.34)	(0.28)
Net asset value, end of period	$34.27	$34.36	$37.28	$36.60	$34.95	$37.16
TOTAL RETURN(c)(f)	0.31%	−6.81%	3.13%	5.95%	−5.11%	48.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,994	$20,615	$39,140	$78,680	$80,388	$66,883
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(d)	1.55%	1.20%	1.16%	1.16%	0.89%	0.89%
Portfolio turnover rate(c)(e)	207%	190%	185%	227%	225%	217%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Total return was calculated using the traded NAV due to the re-balancing of the portfolio at April 30, 2022.
The accompanying notes are an integral part of these financial statements.

112

Pacer Data & Infrastructure Real Estate ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$30.79	$26.32	$29.68	$37.50	$38.48	$33.27
INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.61	0.71	0.77	0.32	0.36
Net realized and unrealized gain (loss) on investments(b)	0.18	4.37	(2.98)	(7.92)	(0.91)	5.39
Total from investment operations	0.58	4.98	(2.27)	(7.15)	(0.59)	5.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.51)	(1.09)	(0.61)	(0.33)	(0.37)
Net realized gains	—	—	—	(0.06)	(0.06)	—
Return of capital	—	—	—	—	—	(0.17)
Total distributions	(0.25)	(0.51)	(1.09)	(0.67)	(0.39)	(0.54)
ETF transaction fees per share (See Note 1)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of period	$31.12	$30.79	$26.32	$29.68	$37.50	$38.48
TOTAL RETURN(d)	1.91%	19.05%	−7.74%	−19.11%	−1.63%	17.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$424,818	$432,583	$421,162	$700,548	$1,299,321	$1,119,810
Ratio of expenses to average net assets(g):
Before expense reimbursement/ recoupment(e)	0.56%	0.60%	0.60%	0.60%	0.62%	0.60%
After expense reimbursement/ recoupment(e) (See Note 3)	0.53%	0.55%	0.55%	0.58%	N/A	N/A
Ratio of net investment income (loss) to average net assets(e)	2.48%	2.04%	2.57%	2.43%	0.81%	1.02%
Portfolio turnover rate(d)(f)	12%	40%	68%	51%	23%	30%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective August 29, 2025 the investment advisory fee changed from 0.60% to 0.49%
The accompanying notes are an integral part of these financial statements.

113

Pacer Data and Digital Revolution ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,		Period Ended April 30, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$46.18	$40.02	$25.36	$25.31
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.07	0.10	0.15
Net realized and unrealized gain (loss) on investments(c)	26.87	6.29	14.62	0.04
Total from investment operations	26.90	6.36	14.72	0.19
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	(0.06)	(0.14)
Net realized gains	—	(0.15)	—	—
Total distributions	—	(0.20)	(0.06)	(0.14)
ETF transaction fees per share (See Note 1)	0.00(d)	—	0.00(d)	—
Net asset value, end of period	$73.08	$46.18	$40.02	$25.36
TOTAL RETURN(e)	58.27%	15.90%	58.06%	0.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$317,179	$54,488	$28,812	$1,014
Ratio of expenses to average net assets(f)(h)	0.52%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.10%	0.14%	0.27%	0.73%
Portfolio turnover rate(e)(g)	13%	36%	27%	9%

(a)	Inception date of the Fund was June 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective August 1, 2025 the investment advisory fee changed from 0.60% to 0.49%
The accompanying notes are an integral part of these financial statements.

114

Pacer Developed Markets International Cash Cows 100 ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$31.77	$31.58	$29.82	$29.69	$31.95	$20.99
INVESTMENT OPERATIONS:
Net investment income(a)	0.61	1.00	1.19	1.52	1.03	0.66
Net realized and unrealized gain (loss) on investments(b)	6.00	0.66	1.72	(0.18)	(2.43)	10.98
Total from investment operations	6.61	1.66	2.91	1.34	(1.40)	11.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(1.47)	(1.16)	(1.23)	(0.87)	(0.68)
Total distributions	(0.42)	(1.47)	(1.16)	(1.23)	(0.87)	(0.68)
ETF transaction fees per share (See Note 1)	0.00(c)	0.00(c)	0.01	0.02	0.01	0.00(c)
Net asset value, end of period	$37.96	$31.77	$31.58	$29.82	$29.69	$31.95
TOTAL RETURN(d)	20.96%	5.53%	10.00%	5.26%	−4.48%	56.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,351,250	$1,050,033	$1,405,198	$554,584	$111,346	$20,769
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	3.47%	3.25%	3.89%	5.43%	3.28%	2.52%
Portfolio turnover rate(d)(f)	36%	79%	67%	59%	71%	83%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

115

Pacer Emerging Markets Cash Cows 100 ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$20.44	$20.44	$19.32	$22.14	$25.94	$19.11
INVESTMENT OPERATIONS:
Net investment income(a)	0.57	0.90	1.03	1.12	1.36	0.72
Net realized and unrealized gain (loss) on investments(b)	4.26	0.49	1.15	(2.70)	(4.03)	6.91
Total from investment operations	4.83	1.39	2.18	(1.58)	(2.67)	7.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(1.40)	(1.07)	(1.30)	(1.14)	(0.85)
Total distributions	(0.41)	(1.40)	(1.07)	(1.30)	(1.14)	(0.85)
ETF transaction fees per share (See Note 1)	0.01	0.01	0.01	0.06	0.01	0.05
Net asset value, end of period	$24.87	$20.44	$20.44	$19.32	$22.14	$25.94
TOTAL RETURN(c)	23.84%	7.07%	11.79%	−6.43%	−10.67%	41.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$121,839	$80,749	$97,086	$55,051	$11,070	$3,891
Ratio of expenses to average net assets(d)	0.70%	0.70%	0.70%	0.70%	0.71%	0.70%
Ratio of net investment income (loss) to average net assets(d)	4.97%	4.35%	5.28%	5.93%	5.50%	3.12%
Portfolio turnover rate(c)(e)	46%	94%	73%	66%	97%	109%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

116

Pacer Global Cash Cows Dividend ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$36.74	$34.17	$34.15	$32.83	$31.10	$24.63
INVESTMENT OPERATIONS:
Net investment income(a)	0.81	1.56	1.75	1.94	1.39	1.17
Net realized and unrealized gain (loss) on investments(b)	2.88	2.46	0.27	0.65	1.69	6.51
Total from investment operations	3.69	4.02	2.02	2.59	3.08	7.68
LESS DISTRIBUTIONS FROM:
Net investment income	(0.60)	(1.45)	(2.00)	(1.28)	(1.35)	(1.21)
Total distributions	(0.60)	(1.45)	(2.00)	(1.28)	(1.35)	(1.21)
ETF transaction fees per share (See Note 1)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)	—
Net asset value, end of period	$39.83	$36.74	$34.17	$34.15	$32.83	$31.10
TOTAL RETURN(d)	10.13%	12.14%	6.17%	8.50%	10.22%	32.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,483,257	$2,189,516	$1,916,683	$1,579,560	$351,302	$135,269
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	4.12%	4.42%	5.21%	6.07%	4.32%	4.32%
Portfolio turnover rate(d)(f)	42%	49%	65%	47%	39%	76%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

117

Pacer Industrial Real Estate ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$35.92	$35.41	$40.73	$47.82	$42.12	$30.09
INVESTMENT OPERATIONS:
Net investment income(a)	0.69	1.15	1.18	0.90	0.78	0.63
Net realized and unrealized gain (loss) on investments(b)	1.46	0.34	(4.94)	(6.99)	5.48	12.08
Total from investment operations	2.15	1.49	(3.76)	(6.09)	6.26	12.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.98)	(1.56)	(1.00)	(0.57)	(0.58)
Return of capital	—	—	—	—	—	(0.10)
Total distributions	(0.46)	(0.98)	(1.56)	(1.00)	(0.57)	(0.68)
ETF transaction fees per share (See Note 1)	—	—	—	—	0.01	0.00(c)
Net asset value, end of period	$37.61	$35.92	$35.41	$40.73	$47.82	$42.12
TOTAL RETURN(d)	6.04%	4.05%	−9.31%	−12.56%	14.88%	42.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$116,600	$138,283	$194,769	$219,932	$384,990	$200,086
Ratio of expenses to average net assets(g):
Before expense reimbursement/ recoupment(e)	0.56%	0.60%	0.60%	0.60%	0.61%	0.60%
After expense reimbursement/ recoupment(e) (See Note 3)	0.53%	0.55%	0.55%	0.58%	N/A	N/A
Ratio of net investment income (loss) to average net assets(e)	3.69%	2.99%	3.12%	2.25%	1.60%	1.75%
Portfolio turnover rate(d)(f)	7%	22%	19%	92%	43%	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective August 29, 2025 the investment advisory fee changed from 0.60% to 0.49%
The accompanying notes are an integral part of these financial statements.

118

Pacer Industrials and Logistics ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,		Period Ended April 30, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$25.54	$26.38	$25.24	$24.87
INVESTMENT OPERATIONS:
Net investment income(b)	0.37	0.48	0.59	0.43
Net realized and unrealized gain (loss) on investments(c)	3.19	(0.62)	1.29	0.24
Total from investment operations	3.56	(0.14)	1.88	0.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.70)	(0.74)	(0.30)
Total distributions	(0.22)	(0.70)	(0.74)	(0.30)
ETF transaction fees per share (See Note 1)	0.00(d)	—	—	—
Net asset value, end of period	$28.88	$25.54	$26.38	$25.24
TOTAL RETURN(e)	13.97%	−0.62%	7.54%	2.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$578	$1,022	$1,055	$1,010
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	2.62%	1.76%	2.26%	2.01%
Portfolio turnover rate(e)(g)	18%	37%	26%	10%

(a)	Inception date of the Fund was June 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

119

Pacer Lunt Large Cap Alternator ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,				Period Ended April 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$33.99	$33.99	$36.46	$43.15	$40.74	$23.58
INVESTMENT OPERATIONS:
Net investment income(b)	0.13	0.52	0.42	0.44	0.48	0.41
Net realized and unrealized gain (loss) on investments(c)	10.48	(0.01)	(2.47)	(6.67)	2.36	17.16
Total from investment operations	10.61	0.51	(2.05)	(6.23)	2.84	17.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.51)	(0.42)	(0.44)	(0.43)	(0.41)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.12)	(0.51)	(0.42)	(0.46)	(0.43)	(0.41)
Net asset value, end of period	$44.48	$33.99	$33.99	$36.46	$43.15	$40.74
TOTAL RETURN(d)	31.28%	1.42%	−5.65%	−14.49%	6.97%	74.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$108,987	$129,168	$256,630	$776,680	$554,454	$130,353
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	0.66%	1.41%	1.19%	1.11%	1.09%	1.59%
Portfolio turnover rate(d)(f)	147%	246%	597%	384%	722%	193%

(a)	Inception date of the Fund was June 24, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

120

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,				Period Ended April 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$46.79	$44.34	$34.95	$36.34	$37.61	$24.42
INVESTMENT OPERATIONS:
Net investment income(b)	0.29	0.49	0.34	0.54	0.39	0.32
Net realized and unrealized gain (loss) on investments(c)	4.63	2.40	9.36	(1.38)	(1.33)	13.14
Total from investment operations	4.92	2.89	9.70	(0.84)	(0.94)	13.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.44)	(0.31)	(0.55)	(0.33)	(0.27)
Total distributions	(0.21)	(0.44)	(0.31)	(0.55)	(0.33)	(0.27)
Net asset value, end of period	$51.50	$46.79	$44.34	$34.95	$36.34	$37.61
TOTAL RETURN(d)	10.53%	6.48%	27.83%	−2.26%	−2.58%	55.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$272,958	$290,113	$297,078	$206,191	$267,095	$43,253
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.17%	1.00%	0.84%	1.54%	0.98%	1.19%
Portfolio turnover rate(d)(f)	187%	493%	417%	629%	434%	304%

(a)	Inception date of the Fund was June 24, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

121

Pacer Lunt MidCap Multi-Factor Alternator ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,				Period Ended April 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$40.94	$42.93	$33.19	$32.19	$37.07	$23.84
INVESTMENT OPERATIONS:
Net investment income(b)	0.33	0.55	0.25	0.37	0.20	0.07
Net realized and unrealized gain (loss) on investments(c)	4.65	(2.13)	9.73	1.01	(4.87)	13.26
Total from investment operations	4.98	(1.58)	9.98	1.38	(4.67)	13.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.41)	(0.24)	(0.36)	(0.19)	(0.07)
Return of capital	—	—	—	(0.02)	(0.02)	(0.03)
Total distributions	(0.16)	(0.41)	(0.24)	(0.38)	(0.21)	(0.10)
Net asset value, end of period	$45.76	$40.94	$42.93	$33.19	$32.19	$37.07
TOTAL RETURN(d)	12.17%	−3.79%	30.16%	4.43%	−12.66%	56.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,200	$63,457	$55,809	$34,852	$35,406	$35,219
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.47%	1.22%	0.66%	1.14%	0.55%	0.27%
Portfolio turnover rate(d)(f)	304%	475%	367%	569%	529%	322%

(a)	Inception date of the Fund was June 24, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

122

Pacer MSCI World Industry Advantage ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.21	$20.09
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.07
Net realized and unrealized gain (loss) on investments(c)	5.10	0.08
Total from investment operations	5.14	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.03)
Total distributions	(0.03)	(0.03)
ETF transaction fees per share (See Note 1)	—	0.00(d)
Net asset value, end of period	$25.32	$20.21
TOTAL RETURN(e)	25.43%	0.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,013	$808
Ratio of expenses to average net assets(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	0.38%	0.53%
Portfolio turnover rate(e)(g)	6%	33%

(a)	Inception date of the Fund was September 16, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

123

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.31	$20.78
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)	0.02
Net realized and unrealized gain (loss) on investments(d)	4.45	(0.47)
Total from investment operations	4.45	(0.45)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.02)
Total distributions	(0.01)	(0.02)
Net asset value, end of period	$24.75	$20.31
TOTAL RETURN(e)	21.89%	−2.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,413	$3,656
Ratio of expenses to average net assets(f)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(f)	0.04%	0.17%
Portfolio turnover rate(e)(g)	34%	51%

(a)	Inception date of the Fund was August 19, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

124

Pacer Nasdaq International Patent Leaders ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.13	$20.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.24
Net realized and unrealized gain (loss) on investments(c)	6.12	0.78
Total from investment operations	6.28	1.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.06)
Total distributions	(0.08)	(0.06)
ETF transaction fees per share (See Note 1)	0.01	0.07
Net asset value, end of period	$27.34	$21.13
TOTAL RETURN(d)	29.82%	5.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,591	$9,722
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	1.31%	1.93%
Portfolio turnover rate(d)(f)	2%	3%

(a)	Inception date of the Fund was September 16, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

125

Pacer Trendpilot® 100 ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$67.29	$67.13	$55.22	$52.18	$54.01	$37.91
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13	1.49	1.43	0.48	(0.13)	0.01
Net realized and unrealized gain (loss) on investments(b)	13.84	0.12	11.44	2.87	(1.70)	16.17
Total from investment operations	13.97	1.61	12.87	3.35	(1.83)	16.18
LESS DISTRIBUTIONS FROM:
Net investment income	—	(1.45)	(0.96)	(0.31)	—	(0.08)
Total distributions	—	(1.45)	(0.96)	(0.31)	—	(0.08)
ETF transaction fees per share (See Note 1)	—	—	—	—	—	0.00(c)
Net asset value, end of period	$81.26	$67.29	$67.13	$55.22	$52.18	$54.01
TOTAL RETURN(d)	20.77%	2.17%	23.36%	6.47%	−3.38%	42.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,324,596	$1,227,993	$1,181,469	$750,925	$688,816	$783,124
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	0.35%	2.06%	2.24%	0.93%	(0.22)%	0.01%
Portfolio turnover rate(d)(f)	2%	5%	20%	6%	7%	6%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

126

Pacer Trendpilot® European Index ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$26.49	$25.86	$26.57	$22.40	$24.33	$23.76
INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.68	0.68	0.34	0.34	0.10
Net realized and unrealized gain (loss) on investments(b)	3.22	0.78	(0.71)	3.99	(1.89)	0.47
Total from investment operations	3.59	1.46	(0.03)	4.33	(1.55)	0.57
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.83)	(0.68)	(0.16)	(0.38)	—
Total distributions	—	(0.83)	(0.68)	(0.16)	(0.38)	—
ETF transaction fees per share (See Note 1)	—	—	—	—	0.00(c)	—
Net asset value, end of period	$30.08	$26.49	$25.86	$26.57	$22.40	$24.33
TOTAL RETURN(d)	13.57%	5.94%	−0.02%	19.43%	−6.47%	2.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,096	$30,459	$40,091	$43,843	$45,925	$54,741
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%	0.65%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets(e)	2.55%	2.56%	2.68%	1.48%	1.39%	0.43%
Portfolio turnover rate(d)(f)	5%	153%	111%	5%	7%	506%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

127

Pacer Trendpilot® Fund of Funds ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$30.98	$30.48	$27.80	$27.81	$29.82	$23.81
INVESTMENT OPERATIONS:
Net investment income(a)(g)	0.16	0.74	0.77	0.48	0.35	0.22
Net realized and unrealized gain (loss) on investments(b)	3.03	0.51	2.66	(0.03)	(2.07)	5.96
Total from investment operations	3.19	1.25	3.43	0.45	(1.72)	6.18
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.75)	(0.75)	(0.46)	(0.29)	(0.17)
Total distributions	—	(0.75)	(0.75)	(0.46)	(0.29)	(0.17)
Net asset value, end of period	$34.17	$30.98	$30.48	$27.80	$27.81	$29.82
TOTAL RETURN(c)	10.31%	3.96%	12.39%	1.71%	−5.87%	26.02%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$54,671	$55,758	$50,294	$52,819	$63,968	$44,728
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	0.99%	2.26%	2.61%	1.77%	1.16%	0.82%
Portfolio turnover rate(c)(f)	2%	8%	6%	6%	5%	29%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

128

Pacer Trendpilot® International ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.36	$28.16	$26.91	$24.40	$28.22	$23.42
INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.62	0.65	0.45	0.44	0.28
Net realized and unrealized gain (loss) on investments(b)	3.65	(0.68)	1.18	2.16	(3.57)	4.72
Total from investment operations	3.96	(0.06)	1.83	2.61	(3.13)	5.00
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.74)	(0.58)	(0.10)	(0.69)	(0.20)
Total distributions	—	(0.74)	(0.58)	(0.10)	(0.69)	(0.20)
ETF transaction fees per share (See Note 1)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—
Net asset value, end of period	$31.32	$27.36	$28.16	$26.91	$24.40	$28.22
TOTAL RETURN(d)	14.46%	−0.26%	6.85%	10.75%	−11.46%	21.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$162,854	$147,748	$150,672	$125,141	$130,527	$131,228
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	2.13%	2.13%	2.38%	1.82%	1.56%	1.15%
Portfolio turnover rate(d)(f)	9%	74%	58%	3%	202%	161%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

129

Pacer Trendpilot® US Bond ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$19.94	$20.00	$20.20	$23.33	$27.45	$25.77
INVESTMENT OPERATIONS:
Net investment income(a)	0.55	1.17	1.41	1.11	0.80	1.09
Net realized and unrealized gain (loss) on investments(b)	(0.37)	(0.07)	(0.19)	(2.83)	(4.17)	1.34
Total from investment operations	0.18	1.10	1.22	(1.72)	(3.37)	2.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(1.16)	(1.42)	(1.41)	(0.75)	(0.75)
Total distributions	(0.56)	(1.16)	(1.42)	(1.41)	(0.75)	(0.75)
ETF transaction fees per share (See Note 1)	—	—	0.00(c)	—	—	0.00(c)
Net asset value, end of period	$19.56	$19.94	$20.00	$20.20	$23.33	$27.45
Total return(d)	0.91%	5.58%	6.30%	−7.30%	−12.54%	9.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$125,189	$161,501	$178,021	$232,340	$949,550	$839,970
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	5.58%	5.80%	7.03%	5.26%	3.01%	4.04%
Portfolio turnover rate(d)(f)	316%	431%	131%	711%	652%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

130

Pacer Trendpilot® US Large Cap ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$48.66	$45.80	$38.63	$37.54	$36.54	$26.99
INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.54	0.42	0.66	0.28	0.25
Net realized and unrealized gain (loss) on investments(b)	7.18	2.68	7.26	0.90	1.03	9.65
Total from investment operations	7.41	3.22	7.68	1.56	1.31	9.90
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.36)	(0.51)	(0.47)	(0.31)	(0.35)
Total distributions	—	(0.36)	(0.51)	(0.47)	(0.31)	(0.35)
Net asset value, end of period	$56.07	$48.66	$45.80	$38.63	$37.54	$36.54
Total return(c)	15.24%	6.94%	19.96%	4.20%	3.48%	36.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,459,589	$3,213,687	$2,619,782	$2,039,609	$1,841,243	$1,894,772
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(d)	0.87%	1.04%	0.98%	1.75%	0.71%	0.83%
Portfolio turnover rate(c)(e)	2%	3%	51%	1%	58%	6%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

131

Pacer Trendpilot® US Mid Cap ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.69	$33.87	$32.25	$34.52	$35.63	$28.35
INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.46	0.56	0.39	0.00(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	0.59	0.68	1.69	(2.41)	(1.07)	7.36
Total from investment operations	0.91	1.14	2.25	(2.02)	(1.07)	7.45
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.32)	(0.63)	(0.25)	(0.04)	(0.17)
Total distributions	—	(0.32)	(0.63)	(0.25)	(0.04)	(0.17)
Net asset value, end of period	$35.60	$34.69	$33.87	$32.25	$34.52	$35.63
Total return(d)	2.62%	3.30%	7.02%	−5.81%	−2.98%	26.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$400,521	$423,241	$384,469	$390,252	$441,894	$452,474
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.80%	1.25%	1.72%	1.19%	0.01%	0.30%
Portfolio turnover rate(d)(f)	6%	14%	262%	441%	16%	304%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

132

Pacer US Cash Cows 100 ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$51.94	$54.82	$46.73	$47.94	$41.95	$25.17
INVESTMENT OPERATIONS:
Net investment income(a)	0.60	1.12	1.10	1.08	0.84	0.71
Net realized and unrealized gain (loss) on investments(b)	5.89	(2.99)	8.02	(1.32)	5.87	16.76
Total from investment operations	6.49	(1.87)	9.12	(0.24)	6.71	17.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(1.01)	(1.03)	(0.97)	(0.72)	(0.69)
Total distributions	(0.47)	(1.01)	(1.03)	(0.97)	(0.72)	(0.69)
Net asset value, end of period	$57.96	$51.94	$54.82	$46.73	$47.94	$41.95
Total return(c)	12.54%	−3.52%	19.70%	−0.38%	16.08%	70.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,136,574	$20,965,678	$22,641,886	$13,219,876	$4,554,750	$432,113
Ratio of expenses to average net assets(d)	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(d)	2.13%	1.99%	2.15%	2.30%	1.78%	2.23%
Portfolio turnover rate(c)(e)	47%	151%	77%	90%	114%	104%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

133

Pacer US Cash Cows Growth ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$44.46	$40.36	$35.00	$35.44	$36.21	$22.89
INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.21	0.56	0.60	0.04	0.14
Net realized and unrealized gain (loss) on investments(b)	8.85	3.99	5.43	(0.65)	(0.75)	13.37
Total from investment operations	8.89	4.20	5.99	(0.05)	(0.71)	13.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.10)	(0.62)	(0.39)	(0.04)	(0.19)
Return of capital	—	—	(0.01)	—	(0.02)	—
Total distributions	(0.05)	(0.10)	(0.63)	(0.39)	(0.06)	(0.19)
Net asset value, end of period	$53.30	$44.46	$40.36	$35.00	$35.44	$36.21
Total return(c)	19.97%	10.41%	17.34%	−0.07%	−1.98%	59.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,607	$71,144	$46,412	$38,500	$8,859	$3,621
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(d)	0.18%	0.47%	1.52%	1.69%	0.10%	0.43%
Portfolio turnover rate(c)(e)	44%	137%	123%	182%	76%	170%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

134

Pacer US Export Leaders ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$45.02	$47.07	$39.95	$38.27	$40.41	$25.15
INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.24	0.21	0.25	0.12	0.14
Net realized and unrealized gain (loss) on investments(b)	14.18	(2.08)	7.12	1.67	(2.13)	15.27
Total from investment operations	14.31	(1.84)	7.33	1.92	(2.01)	15.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.21)	(0.21)	(0.24)	(0.12)	(0.15)
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.10)	(0.21)	(0.21)	(0.24)	(0.13)	(0.15)
Net asset value, end of period	$59.23	$45.02	$47.07	$39.95	$38.27	$40.41
Total return(c)	31.81%	−3.95%	18.40%	5.06%	−5.00%	61.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,538	$40,521	$61,194	$19,976	$3,827	$2,021
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets(d)	0.47%	0.48%	0.47%	0.64%	0.29%	0.43%
Portfolio turnover rate(c)(e)	39%	71%	75%	74%	79%	111%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

135

Pacer US Large Cap Cash Cows Growth Leaders ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,		Period Ended April 30, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$31.74	$24.56	$20.07	$20.36
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.13	0.12	0.03
Net realized and unrealized gain (loss) on investments(c)	4.79	7.16	4.48	(0.30)
Total from investment operations	4.85	7.29	4.60	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.11)	(0.11)	(0.02)
Total distributions	(0.04)	(0.11)	(0.11)	(0.02)
Net asset value, end of period	$36.55	$31.74	$24.56	$20.07
Total return(d)	15.27%	29.72%	22.96%	−1.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,613,026	$1,440,421	$120,342	$19,571
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.34%	0.42%	0.53%	0.44%
Portfolio turnover rate(d)(f)	65%	108%	111%	30%

(a)	Inception date of the Fund was December 21, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

136

Pacer US Small Cap Cash Cows ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$35.70	$45.83	$37.05	$38.06	$41.82	$20.76
INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.51	0.54	0.51	0.72	0.11
Net realized and unrealized gain (loss) on investments(b)	7.68	(10.18)	8.76	(1.09)	(3.37)	21.13
Total from investment operations	7.95	(9.67)	9.30	(0.58)	(2.65)	21.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.46)	(0.52)	(0.43)	(0.67)	(0.14)
Return of capital	—	—	—	—	(0.44)	(0.04)
Total distributions	(0.24)	(0.46)	(0.52)	(0.43)	(1.11)	(0.18)
ETF transaction fees per share (See Note 1)	0.00(c)	—	—	—	—	—
Net asset value, end of period	$43.41	$35.70	$45.83	$37.05	$38.06	$41.82
Total return(d)	22.29%	−21.28%	25.18%	−1.46%	−6.57%	102.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,755,059	$4,185,670	$9,399,691	$2,035,764	$831,675	$271,840
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets(e)	1.31%	1.16%	1.20%	1.36%	1.70%	0.33%
Portfolio turnover rate(d)(f)	63%	146%	108%	101%	133%	123%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

137

Pacer US Small Cap Cash Cows Growth Leaders ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended April 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.06	$22.93	$20.18
INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.10	0.13
Net realized and unrealized gain (loss) on investments(c)	2.39	0.11	2.75
Total from investment operations	2.41	0.21	2.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.08)	(0.13)
Return of capital	—	—	(0.00)(d)
Total distributions	(0.02)	(0.08)	(0.13)
Net asset value, end of period	$25.45	$23.06	$22.93
Total return(e)	10.41%	0.94%	14.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,721	$17,874	$9,170
Ratio of expenses to average net assets(f)	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	0.18%	0.39%	0.59%
Portfolio turnover rate(e)(g)	64%	136%	152%

(a)	Inception date of the Fund was May 1, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

138

Pacer WealthShield ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$30.81	$27.78	$27.16	$30.16	$32.10	$23.92
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.61	0.39	0.64	0.26	0.14
Net realized and unrealized gain (loss) on investments(b)	2.87	2.85	0.71	(3.07)	(1.94)	8.20
Total from investment operations	3.06	3.46	1.10	(2.43)	(1.68)	8.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.43)	(0.48)	(0.57)	(0.26)	(0.16)
Total distributions	(0.20)	(0.43)	(0.48)	(0.57)	(0.26)	(0.16)
ETF transaction fees per share (See Note 1)	—	0.00(c)	—	—	0.00(c)	—
Net asset value, end of period	$33.67	$30.81	$27.78	$27.16	$30.16	$32.10
Total return(d)	9.99%	12.45%	4.06%	−8.09%	−5.30%	35.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,933	$26,185	$19,446	$24,446	$33,172	$48,143
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.25%	2.01%	1.42%	2.19%	0.79%	0.53%
Portfolio turnover rate(d)(f)	184%	514%	315%	669%	448%	227%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

139

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. USAI, ODDS, BULD, QQWZ, EAFG, QSIX, QDPL, PEVC, LCOW, MCOW, SCOW, FOWF, PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSFF, PSMR, PSMD, PSMJ, PSMO and MILK fiscal year end is October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”), Nasdaq Stock Market LLC (“Nasdaq”), or the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares except PTBD which generally consist of 100,000 shares, COWG and CAFG which generally consist of 25,000 shares, and FLRT, TRFK, SHPP, GLBL, QQQG and PATN which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Aristotle Pacific Floating Rate High Income ETF*	FLRT	February 18, 2015	NYSE	$300
Pacer Cash Cows Fund of Funds ETF	HERD	May 3, 2019	Nasdaq	300
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF	SZNE	July 23, 2018	NYSE	500
Pacer Data & Infrastructure Real Estate ETF	SRVR	May 15, 2018	NYSE	300
Pacer Data and Digital Revolution ETF	TRFK	June 8, 2022	NYSE	500
Pacer Developed Markets International Cash Cows 100 ETF	ICOW	June 16, 2017	Cboe	1,000
Pacer Emerging Markets Cash Cows 100 ETF	ECOW	May 2, 2019	Nasdaq	1,750
Pacer Global Cash Cows Dividend ETF	GCOW	February 22, 2016	Cboe	1,000
Pacer Industrial Real Estate ETF	INDS	May 14, 2018	NYSE	300

140

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Industrials & Logistics ETF	SHPP	June 8, 2022	NYSE	750
Pacer Lunt Large Cap Alternator ETF	ALTL	June 24, 2020	NYSE	300
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PALC	June 24, 2020	NYSE	300
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAMC	June 24, 2020	NYSE	300
Pacer MSCI World Industry Advantage ETF	GLBL	September 16, 2024	Cboe	1,250
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	QQQG	August 19, 2024	Nasdaq	300
Pacer Nasdaq International Patent Leaders ETF	PATN	September 16, 2024	Nasdaq	500
Pacer Trendpilot® 100 ETF	PTNQ	June 11, 2015	Nasdaq	300
Pacer Trendpilot® European Index ETF	PTEU	December 14, 2015	Cboe	1,250**
Pacer Trendpilot® Fund of Funds ETF	TRND	May 3, 2019	NYSE	300
Pacer Trendpilot® International ETF	PTIN	May 2, 2019	NYSE	4,000**
Pacer Trendpilot® US Bond ETF	PTBD	October 22, 2019	NYSE	500
Pacer Trendpilot® US Large Cap ETF	PTLC	June 11, 2015	Cboe	500**
Pacer Trendpilot® US Mid Cap ETF	PTMC	June 11, 2015	Cboe	300**
Pacer US Cash Cows 100 ETF	COWZ	December 16, 2016	Cboe	300
Pacer US Cash Cows Growth ETF	BUL	May 2, 2019	NYSE	300
Pacer US Export Leaders ETF	PEXL	July 23, 2018	NYSE	300
Pacer US Large Cap Cash Cows Growth Leaders ETF	COWG	December 21, 2022	Nasdaq	300
Pacer US Small Cap Cash Cows ETF	CALF	June 16, 2017	Cboe	300
Pacer US Small Cap Cash Cows Growth Leaders ETF	CAFG	May 1, 2023	Nasdaq	300
Pacer WealthShield ETF	PWS	December 11, 2017	Cboe	500

*
Effective 8/29/2025, the Fund changed its name from Pacer Pacific Asset Floating Rate High Income ETF to Pacer Aristotle Pacific Floating Rate High Income ETF. No changes were made to the Fund’s investment objectives, principal investment strategies, or principal risks as a result of this name change.

**	For the PTLC, PTMC, PTEU and PTIN, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills.
The investment objectives of the following Funds are to seek to track the total return performance, before fees and expenses, of the following indexes, respectively.

Ticker	Index	Diversification
HERD	Pacer Cash Cows Fund of Funds Index	Diversified
SZNE	CFRA-Stovall Equal Weight Seasonal Rotation Index	Diversified
SRVR	Solactive GPR Data & Infrastructure Real Estate Index	Non-Diversified
TRFK	Pacer Data Transmission and Communication Revolution Index	Non-Diversified
ICOW	Pacer Developed Markets International Cash Cows 100 Index	Diversified
ECOW	Pacer Emerging Markets Cash Cows 100 Index	Diversified
GCOW	Pacer Global Cash Cows Dividend Index	Diversified
INDS	Solactive GPR Industrial Real Estate Index	Non-Diversified
SHPP	Pacer Global Supply Chain Infrastructure Index	Non-Diversified
ALTL	Lunt Capital U.S. Large Cap Equity Rotation Index	Diversified
PALC	Lunt Capital U.S. Large Cap Multi-Factor Rotation Index	Non-Diversified
PAMC	Lunt Capital U.S. MidCap Multi-Factor Rotation Index	Diversified
GLBL	MSCI World Ricardo Comparative Advantage Select Index	Non-Diversified
QQQG	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index	Non-Diversified
PATN	Nasdaq International Patent Leaders Index	Non-Diversified
PTNQ	Pacer NASDAQ-100 Trendpilot® Index	Non-Diversified

141

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

Ticker	Index	Diversification
PTEU	Pacer Trendpilot® European Index	Diversified
TRND	Pacer Trendpilot® Fund of Funds Index	Diversified
PTIN	Pacer Trendpilot® International Index	Diversified
PTBD	Pacer Trendpilot® US Bond Index	Diversified
PTLC	Pacer Trendpilot® US Large Cap Index	Diversified
PTMC	Pacer Trendpilot® US Mid Cap Index	Diversified
COWZ	Pacer US Cash Cows 100 Index	Diversified
BUL	Pacer US Cash Cows Growth Index	Non-Diversified
PEXL	Pacer US Export Leaders Index	Diversified
COWG	Pacer US Large Cap Cash Cows Growth Leaders Index	Non-Diversified
CALF	Pacer US Small Cap Cash Cows Index	Diversified
CAFG	Pacer US Small Cap Cash Cows Growth Leaders Index	Non-Diversified
PWS	Pacer WealthShield Index	Diversified

The investment objective of FLRT is to seek to provide a high level of current income. FLRT is a diversified Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.
Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

142

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

143

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:
FLRT

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$327,322,678	$—	$327,322,678
Collateralized Loan Obligations	—	180,439,258	—	180,439,258
Corporate Bonds	—	43,873,397	—	43,873,397
Exchange Traded Funds	8,386,374	—	—	8,386,374
Closed-End Funds	11,830	—	—	11,830
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,050,439
Total Investments	$8,398,204	$551,635,333	$—	$567,083,976

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,050,439 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

HERD

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$87,807,780	$—	$—	$87,807,780
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	14,373,000
Total Investments	$87,807,780	$—	$—	$102,180,780

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $14,373,000 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SZNE

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,922,817	$—	$—	$11,922,817
Rights	—	—	0	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,646,709
Total Investments	$11,922,817	$—	$0	$14,569,526

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,646,709 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

144

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

SZNE(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2025
Rights	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

SZNE	Fair Value as of 10/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Rights	$0	Instrinsic Value	Corporate Action	0.00 USD

(a)	Table presents information for one security: Sycamore Partners LLC which has been valued at 0.00 USD throughout the period.
SRVR

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts - Common	$269,649,262	$—	$—	$269,649,262
Common Stocks	154,777,566	—	—	154,777,566
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	28,834,365
Total Investments	$424,426,828	$—	$—	$453,261,193

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $28,834,365 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

TRFK

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$317,097,651	$—	$—	$317,097,651
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	13,140,105
Total Investments	$317,097,651	$—	$—	$330,237,756

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $13,140,105 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

145

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
ICOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,332,989,791	$—	$—	$1,332,989,791
Preferred Stocks	12,332,530	—	—	12,332,530
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	17,182,115
Total Investments	$1,345,322,321	$—	$—	$1,362,504,436

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $17,182,115 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ECOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$114,823,895	$—	$0	$114,823,895
Preferred Stocks	6,600,079	—	—	6,600,079
Total Investments	$121,423,974	$—	$0	$121,423,974

Refer to the Schedule of Investments for further disaggregation of investment categories.

ECOW(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2025
Common Stocks	$0	$ —	$ —	$ —	$ —	$ —	$ —	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

ECOW	Fair Value as of 10/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$0	Market comparable companies	Discount for lack of marketability	$0

(a)	Table presents information for one ten securities, which due to the Russian foreign exchange restrictions are not actively trading.
GCOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,467,806,694	$—	$—	$2,467,806,694
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	10,311,601
Total Investments	$2,467,806,694	$—	$—	$2,478,118,295

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $10,311,601 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

146

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
INDS

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts - Common	$112,273,198	$—	$—	$112,273,198
Common Stocks	3,592,262	—	—	3,592,262
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	24,723,428
Total Investments	$115,865,460	$—	$—	$140,588,888

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $24,723,428 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SHPP

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$574,070	$—	$—	$574,070
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	71,862
Total Investments	$574,070	$—	$—	$645,932

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $71,862 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ALTL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$108,946,051	$—	$—	$108,946,051
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	8,978,009
Total Investments	$108,946,051	$—	$—	$117,924,060

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,978,009 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

147

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
PALC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$266,877,242	$—	$—	$266,877,242
Real Estate Investment Trusts - Common	5,845,862	—	—	5,845,862
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	23,952,630
Total Investments	$272,723,104	$—	$—	$296,675,734

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $23,952,630 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PAMC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$48,154,763	$—	$—	$48,154,763
Real Estate Investment Trusts - Common	8,983,122	—	—	8,983,122
Warrants	5,082	—	—	5,082
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,908,768
Total Investments	$57,142,967	$—	$—	$65,051,735

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,908,768 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

GLBL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$982,908	$—	$—	$982,908
Real Estate Investment Trusts - Common	28,674	—	—	28,674
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	156,099
Total Investments	$1,011,582	$—	$—	$1,167,681

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $156,099 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

148

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
QQQG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,410,596	$—	$—	$8,410,596
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,520,060
Total Investments	$8,410,596	$—	$—	$9,930,656

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,520,060 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PATN

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,509,578	$—	$—	$18,509,578
Preferred Stocks	34,095	—	—	34,095
Total Investments	$18,543,673	$—	$—	$18,543,673

Refer to the Schedule of Investments for further disaggregation of investment categories.
PTNQ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,324,403,348	$—	$—	$1,324,403,348
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	26,139,080
Total Investments	$1,324,403,348	$—	$—	$1,350,542,428

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $26,139,080 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTEU

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$35,434,449	$—	$6,966	$35,441,415
Preferred Stocks	227,418	—	—	227,418
Real Estate Investment Trusts - Common	188,401	—	—	188,401
Total Investments	$35,850,268	$—	$6,966	$35,857,234

Refer to the Schedule of Investments for further disaggregation of investment categories.

149

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

PTEU(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2025
Common Stocks	$6,846	$ —	$120	$ —	$ —	$ —	$ —	$6,966

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 10/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$6,966	Last Trade Price	Stale Data	4.8 EUR

(a)	Table presents information for one security: FF Group, which has been valued at 4.8 EUR throughout the period.
TRND

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$54,663,534	$—	$—	$54,663,534
Total Investments	$54,663,534	$—	$—	$54,663,534

Refer to the Schedule of Investments for further disaggregation of investment categories.
PTIN

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$161,520,556	$—	$—	$161,520,556
Preferred Stocks	734,495	—	—	734,495
Real Estate Investment Trusts - Common	543,360	—	—	543,360
Warrants	—	—	0	0
Rights	—	—	0	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,199,322
Total Investments	$162,798,411	$—	$0	$164,997,733

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,199,322 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTIN(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2025
Warrants	$ —	$ —	$—	$—	$ —	$ —	$ —	$0
Rights	$—	$—	$(1,238)	$1,238	$—	$—	$—	$0

150

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTIN	Fair Value as of 10/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Warrants	$0	US Line	Delisting	0.00 CAD
Rights	$0	Instrinsic Value	Corporate Action	0.00 NOK

(a)
Table presents information for two securities: Constellation Software, Inc. which has been valued at 0.00 CAD throughout the period. As well as Vend Marketplaces ASA which has been valued at 0.00 NOK throughout the period.

PTBD

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$123,136,762	$—	$123,136,762
Corporate Bonds	—	245,323	—	245,323
Total Investments	$—	$123,382,085	$—	$123,382,085

Refer to the Schedule of Investments for further disaggregation of investment categories.
PTLC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,398,481,666	$—	$—	$3,398,481,666
Real Estate Investment Trusts - Common	59,023,643	—	—	59,023,643
Rights	—	—	0	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	84,281,567
Total Investments	$3,457,505,309	$—	$0	$3,541,786,876

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $84,281,567 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTLC(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2025
Rights	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTLC	Fair Value as of 10/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Rights	$0	Instrinsic Value	Corporate Action	0.00 USD

(a)	Table presents information for one security: Sycamore Partners LLC which has been valued at 0.00 USD throughout the period.

151

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
PTMC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$373,408,900	$—	$—	$373,408,900
Real Estate Investment Trusts - Common	26,880,728	—	—	26,880,728
Warrants	16,449	—	—	16,449
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	38,963,931
Total Investments	$400,306,077	$—	$—	$439,270,008

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $38,963,931 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

COWZ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,114,428,690	$—	$—	$18,114,428,690
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	280,240,584
Total Investments	$18,114,428,690	$—	$—	$18,394,669,274

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $280,240,584 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

BUL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$90,558,608	$—	$—	$90,558,608
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,090,572
Total Investments	$90,558,608	$—	$—	$97,649,180

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,090,572 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

152

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
PEXL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$35,536,115	$—	$—	$35,536,115
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,262,487
Total Investments	$35,536,115	$—	$—	$40,798,602

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,262,487 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

COWG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,611,987,903	$—	$—	$2,611,987,903
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	32,690,243
Total Investments	$2,611,987,903	$—	$—	$2,644,678,146

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $32,690,243 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

CALF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,691,933,821	$—	$—	$3,691,933,821
Real Estate Investment Trusts - Common	59,828,392	—	—	59,828,392
Warrants	259,851	—	—	259,851
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	309,339,141
Total Investments	$3,752,022,064	$—	$—	$4,061,361,205

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $309,339,141 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

153

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
CAFG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,709,632	$—	$—	$19,709,632
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,686,749
Total Investments	$19,709,632	$—	$—	$22,396,381

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,686,749 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PWS

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$26,897,238	$—	$0	$26,897,238
Rights	—	—	762	762
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,242,555
Total Investments	$26,897,238	$—	$762	$30,140,555

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,242,555 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PWS(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2025
Common Stocks	$0	$ —	$ —	$ —	$ —	$ —	$ —	$0
Rights	$0	$—	$762	$—	$—	$—	$—	$762

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 10/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$0	Acquisition Price	Stale Data	0.00 USD
Rights	$762	Instrinsic Value	Corporate Action	0.34 USD

(a)
Table presents information for two securities: Abiomed, Inc. which has been valued at 0.00 USD throughout the period. As well as Roche Holding AG which has been valued at 0.34 USD throughout the period.

154

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in each of the Fund’s 2025 tax returns. During the year/period ended April 30, 2025, the Funds did not incur any interest or penalties.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income for PTNQ, PTEU, TRND, PTIN, PTLC and PTMC, are declared and paid on an annual basis. HERD, SZNE, SRVR, TRFK, ICOW, ECOW, GCOW, INDS, SHPP, ALTL, PALC, PAMC, GLBL, QQQG, PATN, COWZ, BUL, PEXL, COWG, CALF, CAFG and PWS, are declared and paid on a quarterly basis. FLRT and PTBD are declared and paid on a monthly basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

155

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
FLRT	—	—
HERD	(4,009,302)	4,009,302
SZNE	(184,068)	184,068
SRVR	(12,812,872)	12,812,872
TRFK	(2,079,620)	2,079,620
ICOW	(47,599,588)	47,599,588
ECOW	(7,786,909)	7,786,909
GCOW	(91,191,292)	91,191,292
INDS	(1,944,888)	1,944,888
SHPP	—	—
ALTL	(7,831,728)	7,831,728
PALC	(53,960,741)	53,960,741
PAMC	(6,362,871)	6,362,871
GLBL	(71,037)	71,037
QQQG	(90,049)	90,049
PATN	—	—
PTNQ	(190,662,100)	190,662,100
PTEU	(726,781)	726,781
TRND	(687,110)	687,110
PTIN	(22,272,559)	22,272,559
PTBD	(331,897)	331,897
PTLC	(498,517,194)	498,517,194
PTMC	(3,987,554)	3,987,554
COWZ	(2,701,857,840)	2,701,857,840
BUL	(12,358,867)	12,358,867
PEXL	(6,286,369)	6,286,369
COWG	(26,071,688)	26,071,688
CALF	(433,660,038)	433,660,038
CAFG	(1,698,474)	1,698,474
PWS	(167,866)	167,866

156

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Ticker	Current Adviser Fee	Previous Adviser Fee
FLRT	0.60%	0.60%
HERD	0.15%	0.15%
SZNE	0.60%	0.60%
SRVR	0.49%[1]	0.60%
TRFK	0.49%[2]	0.60%
ICOW	0.65%	0.65%
ECOW	0.70%	0.70%
GCOW	0.60%	0.60%
INDS	0.49%[1]	0.60%
SHPP	0.60%	0.60%
ALTL	0.60%	0.60%
PALC	0.60%	0.60%
PAMC	0.60%	0.60%
GLBL	0.65%	0.65%
QQQG	0.49%	0.49%
PATN	0.65%	0.65%
PTNQ	0.65%	0.65%
PTEU	0.65%	0.65%
TRND	0.15%	0.15%
PTIN	0.65%	0.65%
PTBD	0.60%	0.60%
PTLC	0.60%	0.60%
PTMC	0.60%	0.60%
COWZ	0.49%	0.49%
BUL	0.60%	0.60%
PEXL	0.60%	0.60%
COWG	0.49%	0.49%
CALF	0.59%	0.59%
CAFG	0.59%	0.59%
PWS	0.60%	0.60%

[1]	The new advisory fee took effect on August 29, 2025
[2]	The new advisory fee took effect on August 1, 2025
The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Asset Management (“Vident”) serves as the sub-adviser to PTBD and Aristotle Pacific Capital, LLC (“Aristotle Pacific”) serves as the sub-adviser to FLRT. Each sub-adviser has responsibility for selecting and continuously monitoring their respective Fund(s) investments. Sub-Advisory fees earned by Vident and Aristotle Pacific are paid by the Adviser.

157

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
Effective August 29, 2025, prior to the expiration of the contractual agreement on October 31, 2025, SRVR and INDS’ contractual agreement to waive a portion of its advisory fee was terminated. As a result, each Fund will bear the full advisory fee of 0.49% as set forth in its investment advisory agreement. For the year ended April 30, 2025, the Adviser’s management fee was reduced by $218,024 and $91,180 in SRVR and INDS, respectively. Per the contractual agreement, the Adviser is not entitled to recoup any fees that have been previously waived.
Pursuant to a Sub-Advisory Agreement between the Adviser and Vident (the “Sub-Advisory Agreement”), Vident is responsible for the day-to-day management of the Fund, including the trading of portfolio securities for the Fund. Vident is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitutions of the Index, subject to the supervision of the Adviser and the Board. For the services it provides to PTBD, Vident is compensated by the Adviser from the management fees paid by PTBD to the Adviser.
Effective April 12, 2023 and pursuant to a Sub-Advisory Agreement between the Adviser and the Aristotle Pacific (the “Sub-Advisory Agreement”), Aristotle Pacific is responsible for the day-to-day management of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides to FLRT, Aristotle Pacific is compensated by the Adviser from the management fees paid by FLRT to the Adviser. Prior to April 12, 2023, pursuant to a Sub-Advisory Agreement between the Adviser and the Pacific Asset Management LLC (“Pacific Asset”) (the “Sub-Advisory Agreement”), Pacific Asset was responsible for trading portfolio securities on behalf of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services they provided to FLRT, Pacific Asset was compensated by the Adviser from the management fees paid by FLRT to the Adviser.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal year/period ended October 31, 2025.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.
NOTE 4 – SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.
NOTE 5 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of October 31, 2025, the Funds in the following table had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could

158

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
During the year/period ended October 31, 2025, the Funds (excluding ECOW, PATN, PTEU, TRND, and PTBD) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations, as applicable.
NOTE 6 – SECURED BORROWINGS
The following represents gross obligations for secured borrowings by remaining time to maturity as of
October 31, 2025.
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
FLRT	$7,050,439
HERD	14,373,000
SZNE	2,646,709
SRVR	28,834,365
TRFK	13,140,105
ICOW	17,182,115
ECOW	—
GCOW	10,311,601
INDS	24,723,428
SHPP	71,862
ALTL	8,978,009
PALC	23,952,630
PAMC	7,908,768
GLBL	156,099
QQQG	1,520,060
PATN	—
PTNQ	26,139,080
PTEU	—
TRND	—
PTIN	2,199,322
PTBD	—
PTLC	84,281,567
PTMC	38,963,931
COWZ	280,240,584
BUL	7,090,572
PEXL	5,262,487
COWG	32,690,243
CALF	309,339,141
CAFG	2,686,749
PWS	3,242,555

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

159

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 7 – OFFSETTING ASSETS AND LIABILITIES
The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2025:
Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
FLRT
Securities Lending	$7,050,439	$ —	$7,050,439	$7,050,439	$ —	$ —
HERD
Securities Lending	14,373,000	—	14,373,000	14,373,000	—	—
SZNE
Securities Lending	2,646,709	—	2,646,709	2,646,709	—	—
SRVR
Securities Lending	28,834,365	—	28,834,365	28,834,365	—	—
TRFK
Securities Lending	13,140,105	—	13,140,105	13,140,105	—	—
ICOW
Securities Lending	17,182,115	—	17,182,115	17,182,115	—	—
ECOW
Securities Lending	—	—	—	—	—	—
GCOW
Securities Lending	10,311,601	—	10,311,601	10,311,601	—	—
INDS
Securities Lending	24,723,428	—	24,723,428	24,723,428	—	—
SHPP
Securities Lending	71,862	—	71,862	71,862	—	—
ALTL
Securities Lending	8,978,009	—	8,978,009	8,978,009	—	—
PALC
Securities Lending	23,952,630	—	23,952,630	23,952,630	—	—
PAMC
Securities Lending	7,908,768	—	7,908,768	7,908,768	—	—
GLBL
Securities Lending	156,099	—	156,099	156,099	—	—
QQQG
Securities Lending	1,520,060	—	1,520,060	1,520,060	—	—
PATN
Securities Lending	—	—	—	—	—	—
PTNQ
Securities Lending	26,139,080	—	26,139,080	26,139,080	—	—
PTEU
Securities Lending	—	—	—	—	—	—
TRND
Securities Lending	—	—	—	—	—	—

160

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
PTIN
Securities Lending	$2,199,322	$—	$2,199,322	$2,199,322	$—	$—
PTBD
Securities Lending	—	—	—	—	—	—
PTLC
Securities Lending	84,281,567	—	84,281,567	84,281,567	—	—
PTMC
Securities Lending	38,963,931	—	38,963,931	38,963,931	—	—
COWZ
Securities Lending	280,240,584	—	280,240,584	280,240,584	—	—
BUL
Securities Lending	7,090,572	—	7,090,572	7,090,572	—	—
PEXL
Securities Lending	5,262,487	—	5,262,487	5,262,487	—	—
COWG
Securities Lending	32,690,243	—	32,690,243	32,690,243	—	—
CALF
Securities Lending	309,339,141	—	309,339,141	309,339,141	—	—
CAFG
Securities Lending	2,686,749	—	2,686,749	2,686,749	—	—
PWS
Securities Lending	3,242,555	—	3,242,555	3,242,555	—	—

NOTE 8 – INVESTMENT TRANSACTIONS
For the year/period ended October 31, 2025, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
FLRT	$200,213,292	$89,040,986	$—	$—	$—	$—
HERD	1,692,809	1,702,344	1,986,004	10,084,891	—	—
SZNE	13,995,987	13,847,904	—	8,581,698	—	—
SRVR	55,074,743	52,727,389	4,422,629	16,824,787	—	—
TRFK	18,175,169	17,154,097	221,164,145	12,203,539	—	—
ICOW	505,858,656	428,561,503	189,358,828	168,706,502	—	—
ECOW	67,808,456	45,974,737	17,706,627	17,119,332	—	—
GCOW	1,051,836,409	979,332,074	524,546,959	472,496,813	—	—
INDS	9,400,422	8,578,782	1,824,499	29,159,715	—	—
SHPP	143,790	147,960	503,525	1,049,067	—	—
ALTL	172,323,253	174,047,849	—	50,769,683	—	—
PALC	538,865,599	538,660,680	4,945,549	49,509,080	—	—
PAMC	188,917,505	188,670,100	—	13,360,247	—	—
GLBL	60,597	58,734	—	—	—	—
QQQG	2,326,120	2,153,483	4,004,410	442,750	—	—

161

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
PATN	$2,109,546	$333,819	$3,499,291	$—	$—	$—
PTNQ	1,249,762,978	22,570,728	6,780,986	143,345,287	—	—
PTEU	2,639,249	1,787,307	4,046,461	2,813,872	—	—
TRND	1,765,665	1,410,315	8,050,468	14,726,929	—	—
PTIN	161,105,411	12,888,768	3,887,649	9,938,815	—	—
PTBD	423,074,594	424,200,520	—	32,067,135	195,428,588	226,138,718
PTLC	3,327,253,226	51,504,746	—	276,304,992	—	—
PTMC	461,782,838	23,271,893	6,868,247	51,925,970	—	—
COWZ	9,355,769,519	9,366,507,386	115,170,930	5,116,731,729	—	—
BUL	35,256,978	35,261,152	7,962,007	2,526,716	—	—
PEXL	14,605,859	14,381,929	5,712,283	20,769,802	—	—
COWG	1,441,064,420	1,414,914,819	1,045,250,431	148,116,819	—	—
CALF	2,566,932,728	2,583,024,588	53,489,910	1,289,609,022	—	—
CAFG	11,968,436	11,964,633	2,493,551	2,407,794	—	—
PWS	49,018,438	48,709,781	3,049,778	4,821,081	—	24,850,295

NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES
The Pacer Trendpilot® Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot® ETFs”). Each of the Trendpilot® ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot® Indexes”). Each Trendpilot® Index other than the Pacer Trendpilot® US Bond Index (collectively, the “Trendpilot® Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.
The Pacer Trendpilot® US Bond Index (the “Trendpilot® Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index, depending on the value of the iBoxx USD Liquid High Yield Index divided by the value of the iBoxx USD Treasuries 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot® ETF	Trendpilot® Index	Equity Component
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	iBoxx USD Liquid High Yield Index
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index

162

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
TRND had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2025	Purchases	Sales	Balance October 31, 2025
PTNQ	161,335	23,958	(46,143)	139,150
PTIN	386,164	69,660	(102,336)	353,488
PTBD	582,464	112,815	(153,368)	541,911
PTLC	224,376	34,994	(62,432)	196,938
PTMC	335,781	57,295	(93,624)	299,452

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
PTNQ	$11,307,329	$—	$984,023	$1,164,406
PTIN	11,061,665	—	475,012	1,034,309
PTBD	10,587,857	318,391	(52,759)	(206,331)
PTLC	11,046,252	—	1,148,104	461,930
PTMC	10,660,431	—	294,262	9,047
Total	$54,663,534	$318,391	$2,848,642	$2,463,361

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE All-World Developed Large Cap Index
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 Index	Russell 1000 Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer US Small Cap Cash Cows ETF	Pacer US Small Cap Cash Cows Index	S&P Small Cap 600® Index

HERD had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2025	Purchases	Sales	Balance October 31, 2025
ICOW	534,129	12,369	(67,722)	478,776
GCOW	459,633	23,314	(41,376)	441,571
COWZ	310,475	20,199	(28,206)	302,468
BUL	382,490	16,699	(72,978)	326,211
CALF	447,577	10,046	(63,620)	394,003

163

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
ICOW	$18,198,275	$213,910	$290,842	$2,847,594
GCOW	17,601,020	265,955	224,206	1,169,601
COWZ	17,524,996	141,291	239,000	1,641,253
BUL	17,387,699	15,230	1,018,485	2,208,572
CALF	17,095,790	99,291	(31,371)	3,400,439
Total	$87,807,780	$735,677	$1,741,162	$11,267,459

NOTE 10 – TAX COST BASIS
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2025 were as follows:

	FLRT	HERD	SZNE	SRVR	TRFK
Tax cost of investments	$479,353,382	$83,781,305	$22,195,377	$462,661,273	$61,230,018
Gross tax unrealized appreciation	1,531,210	5,164,904	849	44,041,543	8,245,151
Gross tax unrealized depreciation	(8,094,571)	(3,826,278)	(2,150)	(50,096,259)	(5,776,522)
Net tax unrealized appreciation (depreciation)	(6,563,361)	1,338,626	(1,301)	(6,054,716)	2,468,629
Undistributed ordinary income	1,135,939	—	22,945	3,653,593	41,991
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	1,135,939	—	22,945	3,653,593	41,991
Other accumulated (loss)	(5,994,640)	(20,063)	(29,531,336)	(304,420,836)	(370,938)
Total accumulated gain (loss)	$(11,422,062)	$1,318,563	$(29,509,692)	$(306,821,959)	$2,139,682

	ICOW	ECOW	GCOW	INDS	SHPP
Tax cost of investments	$1,051,041,093	$87,568,070	$2,300,840,210	$164,117,128	$1,032,329
Gross tax unrealized appreciation	125,439,346	8,500,834	266,311,567	2,234,265	149,867
Gross tax unrealized depreciation	(93,112,521)	(9,195,871)	(151,911,066)	(17,263,528)	(144,002)
Net tax unrealized appreciation (depreciation)	32,326,825	(695,037)	114,400,501	(15,029,263)	5,865
Undistributed ordinary income	7,513,731	1,263,689	28,793,592	966,438	13,262
Undistributed long-term gain	—	—	—	—	7,619
Total distributable earnings	7,513,731	1,263,689	28,793,592	966,438	20,881
Other accumulated (loss)	(47,316,992)	(6,264,721)	(74,093,945)	(62,710,475)	—
Total accumulated gain (loss)	$(7,476,436)	$(5,696,069)	$69,100,148	$(76,773,300)	$26,746

164

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

	ALTL	PALC	PAMC	GLBL	QQQG
Tax cost of investments	$138,811,234	$311,642,881	$83,915,520	$959,211	$4,242,938
Gross tax unrealized appreciation	1,882,126	4,940,368	948,307	17,579	231,764
Gross tax unrealized depreciation	(5,761,975)	(19,753,960)	(5,399,622)	(77,687)	(268,974)
Net tax unrealized appreciation (depreciation)	(3,879,849)	(14,813,592)	(4,451,315)	(60,108)	(37,210)
Undistributed ordinary income	312,121	452,987	222,340	1,381	580
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	312,121	452,987	222,340	1,381	580
Other accumulated (loss)	(258,659,097)	(58,913,274)	(13,169,504)	(2,891)	(80,610)
Total accumulated gain (loss)	$(262,226,825)	$(73,273,879)	$(17,398,479)	$(61,618)	$(117,240)

	PATN	PTNQ	PTEU	TRND	PTIN
Tax cost of investments	$9,297,977	$1,205,149,841	$31,293,662	$57,308,380	$144,203,541
Gross tax unrealized appreciation	506,582	1,292	685,554	5,341,155	10,298
Gross tax unrealized depreciation	(103,773)	(66,456)	(2,085,483)	(4,043,777)	(428)
Net tax unrealized appreciation (depreciation)	402,809	(65,164)	(1,399,929)	1,297,378	9,870
Undistributed ordinary income	20,708	8,793,728	25,572	174,953	1,406,179
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	20,708	8,793,728	25,572	174,953	1,406,179
Other accumulated (loss)	33	(86,823,431)	(44,640,227)	(819,973)	(34,918,298)
Total accumulated gain (loss)	$423,550	$(78,094,867)	$(46,014,584)	$652,358	$(33,502,249)

	PTBD	PTLC	PTMC	COWZ	BUL
Tax cost of investments	$158,201,507	$3,174,981,563	$419,175,458	$21,790,957,953	$79,987,525
Gross tax unrealized appreciation	1,318,815	8,782	11,501	847,710,267	5,900,489
Gross tax unrealized depreciation	(210,364)	(115,448)	(15,865)	(1,510,187,933)	(5,639,701)
Net tax unrealized appreciation (depreciation)	1,108,451	(106,666)	(4,364)	(662,477,666)	260,788
Undistributed ordinary income	387,107	16,624,829	2,568,975	79,127,410	168,922
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	387,107	16,624,829	2,568,975	79,127,410	168,922
Other accumulated (loss)	(262,427,315)	(289,617,855)	(98,479,786)	(2,286,908,233)	(8,917,457)
Total accumulated gain (loss)	$(260,931,757)	$(273,099,692)	$(95,915,175)	$(2,870,258,489)	$(8,487,747)

165

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

	PEXL	COWG	CALF	CAFG	PWS
Tax cost of investments	$45,004,771	$1,458,898,235	$5,040,353,856	$20,969,383	$26,082,787
Gross tax unrealized appreciation	4,049,907	108,821,158	104,444,108	1,135,505	19,185
Gross tax unrealized depreciation	(5,455,304)	(104,956,041)	(572,588,305)	(1,857,847)	(296,299)
Net tax unrealized appreciation (depreciation)	(1,405,397)	3,865,117	(468,144,197)	(722,342)	(277,114)
Undistributed ordinary income	30,534	687,863	13,234,168	10,241	129,885
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	30,534	687,863	13,234,168	10,241	129,885
Other accumulated (loss)	(2,308,070)	(13,297,674)	(1,447,079,676)	(1,753,698)	(24,821,048)
Total accumulated gain (loss)	$(3,682,933)	$(8,744,694)	$(1,901,989,705)	$(2,465,799)	$(24,968,277)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after April 30, 2025 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.
At April 30, 2025, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
FLRT	$(5,020,757)	$(973,883)	Indefinite
HERD	(5,717)	(14,346)	Indefinite
SZNE	(29,531,336)	—	Indefinite
SRVR	(41,616,260)	(262,804,576)	Indefinite
TRFK	(370,938)	—	Indefinite
ICOW	(24,911,220)	(22,405,772)	Indefinite
ECOW	(4,232,809)	(2,031,912)	Indefinite
GCOW	(6,346,437)	(67,747,508)	Indefinite
INDS	(47,250,099)	(15,460,376)	Indefinite
SHPP	—	—	Indefinite
ALTL	(258,659,097)	—	Indefinite
PALC	(57,673,053)	(1,240,221)	Indefinite
PAMC	(13,169,504)	—	Indefinite
GLBL	(2,909)	—	Indefinite
QQQG	(80,610)	—	Indefinite
PATN	—	—	Indefinite
PTNQ	(39,984,508)	(46,838,923)	Indefinite
PTEU	(37,100,477)	(7,478,435)	Indefinite
TRND	(560,190)	(259,783)	Indefinite
PTIN	(19,779,460)	(8,990,016)	Indefinite
PTBD	(262,427,315)	—	Indefinite
PTLC	(139,890,212)	(149,727,643)	Indefinite
PTMC	(98,479,786)	—	Indefinite
COWZ	(1,623,521,398)	(663,386,835)	Indefinite
BUL	(8,365,107)	(552,350)	Indefinite
PEXL	(1,419,505)	(888,565)	Indefinite
COWG	(13,297,674)	—	Indefinite
CALF	(951,140,094)	(495,939,582)	Indefinite
CAFG	(1,721,299)	(32,399)	Indefinite
PWS	(24,821,048)	—	Indefinite

166

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
The following Funds utilized capital loss carryforwards during the year ended April 30, 2025:

SHPP	$2,328
ALTL	$5,927,450
PTEU	$4,183,462
TRND	$123,961
PTMC	$33,375,147
PWS	$2,842,456

NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the fiscal year/period ended October 31, 2025, was as follows:

Ordinary Income
FLRT	$17,752,048
HERD	739,864
SZNE	94,425
SRVR	3,549,374
TRFK	—
ICOW	14,490,666
ECOW	1,835,527
GCOW	37,111,130
INDS	1,586,887
SHPP	9,883
ALTL	347,769
PALC	1,227,751
PAMC	229,859
GLBL	1,044
QQQG	1,870
PATN	39,236
PTNQ	—
PTEU	—
TRND	—
PTIN	—
PTBD	3,801,953
PTLC	—
PTMC	—
COWZ	169,290,444
BUL	71,136
PEXL	73,294
COWG	2,948,022
CALF	23,644,919
CAFG	13,530
PWS	174,453

167

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2025 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
FLRT	$30,026,014	$—	$—
HERD	2,079,362	—	11,498
SZNE	381,571	—	—
SRVR	7,675,002	—	—
TRFK	144,059	10,279	—
ICOW	63,128,996	—	—
ECOW	6,888,072	—	—
GCOW	82,367,486	—	—
INDS	4,737,411	—	—
SHPP	28,143	—	—
ALTL	2,916,487	—	—
PALC	3,109,855	—	—
PAMC	583,598	—	—
GLBL	1,271	—	—
QQQG	2,004	—	—
PATN	2,334	—	—
PTNQ	26,511,031	—	—
PTEU	918,289	—	—
TRND	1,236,269	—	—
PTIN	3,741,817	—	—
PTBD	9,614,449	—	—
PTLC	22,354,127	—	—
PTMC	3,747,410	—	—
COWZ	441,193,276	—	—
BUL	138,341	—	—
PEXL	260,011	—	—
COWG	1,361,850	—	—
CALF	86,496,425	—	—
CAFG	54,584	—	—
PWS	281,926	—	—

NOTE 12 – RISKS
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
NOTE 13 – SUBSEQUENT EVENT
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

168

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
On November 24, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of November 25, 2025, Payable November 28, 2025, as follows:

	Ordinary Income	Per Share Amount
FLRT	$3,552,944	$0.29436155
PTBD	363,134	0.05856994

On December 22, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of December 23, 2025, Payable December 26, 2025, as follows:

	Ordinary Income	Per Share Amount
FLRT	$5,072,459	$0.41006136
PTBD	944,633	0.15485787

169

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)
NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.
NOTE 2 – FEDERAL TAX INFORMATION
Qualified Dividend Income/Dividends Received Deduction/Short Term Capital Gains
For the fiscal year/period ended April 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The following are the percentage of dividends declared from ordinary income designated as qualified dividend income (“QDI”), for corporate shareholders, the percent qualifying for the corporate dividends received deduction (“DRD”), and the percentage of taxable ordinary income distributions that are designated as short-term capital gain (“STCG”) distributions under Internal Revenue Section 871(k)(2)(C) for each fund.

	QDI	DRD	STCG
FLRT	0.00%	0.00%	0.00%
HERD	90.76%	33.88%	0.00%
SZNE	100.00%	100.00%	0.00%
SRVR	39.57%	3.91%	0.00%
TRFK	71.85%	53.86%	70.71%
ICOW	82.07%	0.00%	0.00%
ECOW	54.10%	0.16%	0.00%
GCOW	96.70%	25.77%	0.00%
INDS	34.14%	0.25%	0.00%
SHPP	76.71%	26.54%	0.00%
ALTL	100.00%	100.00%	0.00%
PALC	100.00%	100.00%	0.00%
PAMC	87.37%	87.37%	0.00%
GLBL	100.00%	100.00%	0.00%
QQQG	0.00%	0.00%	0.00%
PATN	100.00%	0.00%	0.00%
PTNQ	21.96%	21.08%	0.00%
PTEU	100.00%	0.21%	0.00%
TRND	37.19%	10.45%	0.00%
PTIN	100.00%	0.27%	0.00%
PTBD	0.00%	0.00%	0.00%
PTLC	100.00%	100.00%	0.00%
PTMC	72.04%	68.84%	0.00%
COWZ	100.00%	100.00%	0.00%
BUL	100.00%	100.00%	0.00%
PEXL	100.00%	100.00%	0.00%
COWG	100.00%	100.00%	0.00%
CALF	100.00%	100.00%	0.00%
CAFG	100.00%	100.00%	0.00%
PWS	42.07%	42.06%	0.00%

170

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year/period ended April 30, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
FLRT	$—	$—	$—	$—
HERD	1,639,864	135,669	0.73	0.06
SZNE	—	—	—	—
SRVR	—	—	—	—
TRFK	—	—	—	—
ICOW	54,429,825	5,185,719	1.65	0.16
ECOW	5,571,723	588,054	1.41	0.15
GCOW	82,357,764	7,930,886	1.38	0.13
INDS	—	—	—	—
SHPP	18,978	3,483	0.47	0.09
ALTL	—	—	—	—
PALC	—	—	—	—
PAMC	—	—	—	—
GLBL	—	—	—	—
QQQG	—	—	—	—
PATN	29,892	4,459	0.06	0.01
PTNQ	—	—	—	—
PTEU	1,035,177	147,650	0.90	0.13
TRND	—	—	—	—
PTIN	—	—	—	—
PTBD	—	—	—	—
PTLC	—	—	—	—
PTMC	—	—	—	—
COWZ	—	—	—	—
BUL	—	—	—	—
PEXL	—	—	—	—
COWG	—	—	—	—
CALF	—	—	—	—
CAFG	—	—	—	—
PWS	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

171

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.
NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.
NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS
USAI, GCOW, COWZ, PTEU, PWS and COWG
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer American Energy Independence ETF (USAI), Pacer Global Cash Cows Dividend ETF (GCOW), Pacer US Cash Cows 100 ETF (COWZ), Pacer Trendpilot European ETF (PTEU), Pacer Wealthshield ETF (PWS) and Pacer US Large Cap Cash Cows Growth Leaders ETF (COWG) (each, a “Fund” and together, the “Funds”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.
The Independent Trustees carefully evaluated information provided by the Adviser, including: a copy of the Investment Advisory Agreement; the Adviser’s responses to a questionnaire designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; the Adviser’s Form ADV; information describing the nature, quality and extent of services that the Adviser has and is prepared in the future to provide to the Funds, and the advisory fees payable to the Adviser for its services; certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies; a copy of the Trust’s registration statement that included the Funds; information regarding compliance; marketing and distribution related initiatives; changes (if any) in personnel serving the Funds; and information regarding the financial condition of the Adviser.
Representatives from the Adviser, along with other Trust service providers, presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement, including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other investment companies with similar investment objectives; (4) the extent to which economies of scale would

172

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the each Fund’s Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of each Fund’s Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge regarding each Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) performance and tracking error information as it relates to each Fund’s underlying index; (8) a copy of the Trust’s registration statement and prospectuses; and (9) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
Nature, Extent and Quality of Services to be Provided by the Adviser.
The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Adviser that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Adviser and any potential conflicts.
Based on its review, the Board determined that the Adviser is capable of providing all necessary advisory services required by each Fund, as indicated by the Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to their respective underlying indexes. The Board reviewed each Fund’s short- and longer-term performance relative to its underlying index. The Board noted that each of the Fund’s generally performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Adviser.
Costs and Benefits of Advisory Services to be Provided to the Funds.
In considering the advisory fees payable by the Trust to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising each Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine each Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to each Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Adviser from its relationship with the Funds, taking into account assessments of the Adviser’s profitability prepared and shared by the Adviser’s management.

173

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ADDITIONAL INFORMATION (Unaudited)(Continued)
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
Economies of Scale.
The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
PTBD
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Trendpilot Bond ETF Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer Trendpilot US Bond ETF (“Trendpilot Bond ETF” or the “Fund”). The Board also considered the continuation of the investment sub-advisory agreement (the “Vident Sub-Advisory Agreement”) between the Adviser and Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) with respect to the Fund.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement as it relates to the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser, Sub-Adviser as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Trendpilot Bond ETF Advisory Agreement and Vident Sub-Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the respective agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement.
Representatives from the Adviser and Vident presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Vident’s services, fees and other aspects of the Trendpilot Bond ETF Advisory Agreement and Vident Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Trendpilot Bond ETF Advisory Agreement and Vident Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser and/or Sub-Adviser; (2) the cost of the services provided and the profits realized by the Adviser and/or Sub-Adviser from services rendered to the Trust; (3) comparative fee and expense data for other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser, the Sub-Adviser and their respective affiliates resulting from services rendered to the Trust.

174

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement; (2) the Adviser’s and Vident’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement; (3) the Adviser’s and Vident’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and Vident are prepared to provide to Trendpilot Bond ETF; (5) the advisory fee payable by the Trendpilot Bond ETF to the Adviser for its services and the sub-advisory fee payable to Vident by the Adviser under the Vident Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) performance and tracking error information as it relates to the Fund’s underlying index; (8) a copy of the Trust’s registration statement and prospectuses; and (9) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Vident.
In considering the approval of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Vident, including the performance of the Adviser and Vident with respect to the Trendpilot Bond ETF; (ii) the costs and benefits, including the fee to be paid to the Adviser by the Trendpilot Bond ETF, of the advisory services to be provided to the Trendpilot Bond ETF; (iii) the fee paid to Vident by the Adviser; and (iv) potential economies of scale.
Nature, Extent and Quality of Services to be Provided by the Adviser and Vident.
The Board reviewed the scope of services provided by the Adviser under the Trendpilot Bond ETF Advisory Agreement and Vident under the Vident Sub-Advisory Agreement. In this regard, the Trustees reviewed PTBD’s investment goal and investment strategy, and each of the Adviser’s and Vident’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by Vident, the Board considered Vident’s ability to ensure compliance with PTBD’s strategies, policies, and limitations. The Board reviewed the Fund’s short- and longer-term performance relative to its underlying index. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. In addition, the Trustees reviewed the management team at the Adviser and Vident that is responsible for managing PTBD, including staffing, skills and compensation program, and considered various other portfolios advised by the Adviser and Vident and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding Vident’s compliance program as such relates to the operation of PTBD.
Based on its review, the Board determined that each of the Adviser and Vident is capable of providing all necessary advisory and sub-advisory services required by PTBD, as indicated by the Adviser’s and Vident’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of PTBD relative to its underlying index and other products managed by the Adviser and Vident with similar investment objectives and strategies as PTBD (as applicable). The Board also considered other services provided to PTBD by the Adviser and Vident, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to PTBD’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to PTBD by the Adviser and Vident, respectively.
Costs and Benefits of Advisory Services to be Provided to PTBD.
In considering the advisory fees payable by the Trust to the Adviser and PTBD’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared PTBD’s expense ratio to the expense ratios of

175

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
funds in its Peer Group, focusing on whether PTBD was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of PTBD, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Adviser from its relationship with PTBD, considering the Adviser’s profitability analysis prepared and shared by the Adviser’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that PTBD’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
Costs and Benefits of Vident’s Sub-Advisory Advisory Services to be Provided to PTBD.
The Board noted that the sub-advisory fees paid to Vident are paid by the Adviser and would not be additional fees to be borne by PTBD. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and Vident. In considering the sub-advisory fees payable by the Adviser to Vident, the Board evaluated the compensation and benefits received or likely to be received by Vident from the Adviser relating to the services provided to PTBD. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Vident under the Vident Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.
Economies of Scale.
The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Fund’s shareholders benefited from the Adviser’s commitment to pay the Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Fund would not directly result in economies of scale for shareholders.
Conclusion
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the Adviser and Vident’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and Vident, respectively, to the Fund; and (c) agreed to approve the Trendpilot Bond ETF Advisory Agreement and Vident Sub-Advisory Agreement as to the Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

176

Advisor
Pacer Advisors, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Index Provider
CFRA
One New York Plaza, 34th Floor
New York, NY 10004
FTSE International Limited
12th Floor, 10 Upper Bank Street
Canary Wharf, London E14 5NP
Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355
Lunt Capital Management, Inc.
215 S State St, Suite 100
Salt Lake City, UT 84111
Solactive AG
Platz der Einheit 1
60327 Frankfurt am Main
Germany
S&P Dow Jones Indices LLC
55 Water Street
New York, NY 10041
Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212
Sub Adviser
Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009
Aristotle Pacific Capital, LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660
Distributor
Pacer Financial, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Sanville & Company
2617 Huntingdon Pike
Huntingdon Valley, PA 19006
Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Fund	Ticker	CUSIP
PACER ARISTOTLE PACIFIC FLOATING RATE HIGH INCOME ETF	FLRT	69374H428
PACER CASH COWS FUND OF FUNDS ETF	HERD	69374H659
PACER CFRA-STOVALL EQUAL WEIGHT SEASONAL ROTATION INDEX ETF	SZNE	69374H691
PACER DATA & INFRASTRUCTURE REAL ESTATE ETF	SRVR	69374H741
PACER DATA AND DIGITAL REVOLUTION ETF	TRFK	69374H386
PACER DEVELOPED MARKETS INTERNATIONAL CASH COWS 100 ETF	ICOW	69374H873
PACER EMERGING MARKETS CASH COWS 100 ETF	ECOW	69374H665
PACER GLOBAL CASH COWS DIVIDEND ETF	GCOW	69374H709
PACER INDUSTRIAL REAL ESTATE ETF	INDS	69374H766
PACER INDUSTRIALS AND LOGISTICS ETF	SHPP	69374H378
PACER LUNT LARGE CAP ALTERNATOR ETF	ALTL	69374H717
PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF	PALC	69374H816
PACER LUNT MID CAP MULTI-FACTOR ALTERNATOR ETF	PAMC	69374H725
PACER MSCI WORLD INDUSTRY ADVANTAGE ETF	GLBL	69374H295
PACER NASDAQ 100 TOP 50 CASH COWS GROWTH LEADERS ETF	QQQG	69374H329
PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF	PATN	69374H311
PACER TRENDPILOT® 100 ETF	PTNQ	69374H303
PACER TRENDPILOT® EUROPEAN INDEX ETF	PTEU	69374H808
PACER TRENDPILOT® FUND OF FUNDS ETF	TRND	69374H675
PACER TRENDPILOT® INTERNATIONAL ETF	PTIN	69374H683
PACER TRENDPILOT® US BOND ETF	PTBD	69374H642
PACER TRENDPILOT® US LARGE CAP ETF	PTLC	69374H105
PACER TRENDPILOT® US MID CAP ETF	PTMC	69374H204
PACER US CASH COWS 100 ETF	COWZ	69374H881
PACER US CASH COWS GROWTH ETF	BUL	69374H667
PACER US EXPORT LEADERS ETF	PEXL	69374H402
PACER US LARGE CAP CASH COWS GROWTH LEADERS ETF	COWG	69374H360
PACER US SMALL CAP CASH COWS ETF	CALF	69374H857
PACER US SMALL CAP CASH COWS GROWTH LEADERS ETF	CAFG	69374H352
PACER WEALTH SHIELD ETF	PWS	69374H840

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(5)	Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President, (Principal Executive Officer)

Date	1/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	1/5/2026

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara Treasurer, (Principal Financial Officer)

Date	1/5/2026

* Print the name and title of each signing officer under his or her signature.